UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

TIAA-CREF FUNDS – Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.4%

DIVERSIFIED CAPITAL MARKETS - 0.5%
430,000	*	HFF, Inc (Class A)	$5,994,200

		TOTAL DIVERSIFIED CAPITAL MARKETS	5,994,200

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.1%
150,000		Wharf Holdings Ltd	834,143

		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	834,143

DIVERSIFIED REITS - 5.4%
550,000		iShares Dow Jones US Real Estate Index Fund	35,183,500
500,000		NRDC Acquisition Corp	6,030,000
240,000		Vornado Realty Trust	20,155,200

		TOTAL DIVERSIFIED REIT’S	61,368,700

INDUSTRIAL REITS - 3.8%
870,000		AMB Property Corp	28,910,100
210,000		EastGroup Properties, Inc	11,193,000
2,000,000	*	Global Logistic Properties	3,329,521

		TOTAL INDUSTRIAL REIT’S	43,432,621

MORTGAGE REITS - 0.6%
370,000		Annaly Capital Management, Inc	6,208,600

		TOTAL MORTGAGE REIT’S	6,208,600

OFFICE REITS - 9.3%
500,000	d	Boston Properties, Inc	54,185,000
240,000		Digital Realty Trust, Inc	18,016,800
400,000		Mission West Properties, Inc	3,448,000
370,000		SL Green Realty Corp	29,688,800

		TOTAL OFFICE REITS	105,338,600

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
211,200	*,g,m	People’s Choice Financial Corp	–

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	–

REAL ESTATE OPERATING COMPANIES - 1.8%
3,819,823	a	Thomas Properties Group, Inc	20,779,837

		TOTAL REAL ESTATE OPERATING COMPANIES	20,779,837

RESIDENTIAL REITS - 17.4%
425,000		American Campus Communities, Inc	19,116,500
370,000		AvalonBay Communities, Inc	52,347,600
200,000		Equity Lifestyle Properties, Inc	13,794,000
865,000		Equity Residential	53,941,400

TIAA-CREF FUNDS – Real Estate Securities Fund

SHARES		COMPANY	VALUE

185,000		Home Properties, Inc	$11,351,600
280,000		Post Properties, Inc	13,706,000
1,300,000		UDR, Inc	33,592,000

		TOTAL RESIDENTIAL REITS	197,849,100

RETAIL REITS - 24.2%
1,575,000		DDR Corp	23,058,000
350,000		Equity One, Inc	7,420,000
359,606		Federal Realty Investment Trust	37,431,389
750,000		General Growth Properties, Inc	13,567,500
200,000		Macerich Co	11,810,000
400,000		Regency Centers Corp	19,028,000
779,900		Simon Property Group, Inc	121,399,234
100,000		Tanger Factory Outlet Centers, Inc	3,205,000
374,514		Taubman Centers, Inc	28,897,500
980,000		Westfield Group	9,595,548

		TOTAL RETAIL REIT’S	275,412,171

SPECIALIZED REITS - 33.3%
810,000		American Tower Corp	56,627,100
175,000		Ashford Hospitality Trust, Inc	1,475,250
625,000		CubeSmart	7,293,750
884,259		DiamondRock Hospitality Co	9,019,443
350,000		Entertainment Properties Trust	14,388,500
350,000		Extra Space Storage, Inc	10,710,000
300,000	*	FelCor Lodging Trust, Inc	1,410,000
550,000		HCP, Inc	24,282,500
750,000		Health Care REIT, Inc	43,725,000
1,850,000		Hersha Hospitality Trust	9,768,000
1,400,000		Host Marriott Corp	22,148,000
360,000		Plum Creek Timber Co, Inc	14,292,000
90,000		Potlatch Corp	2,874,600
385,000		Public Storage, Inc	55,597,850
180,000		Rayonier, Inc	8,082,000
800,000	*	Strategic Hotels & Resorts, Inc	5,168,000
800,000	*	Sunstone Hotel Investors, Inc	8,792,000
880,000		Ventas, Inc	55,545,600
1,200,000		Weyerhaeuser Co	26,832,000

		TOTAL SPECIALIZED REITS	378,031,593

		TOTAL COMMON STOCKS	1,095,249,565
		(Cost $938,953,186)

TIAA-CREF FUNDS – Real Estate Securities Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.8%
GOVERNMENT AGENCY DEBT - 0.9%
$10,400,000	Federal Home Loan Bank (FHLB)	0.001%	07/02/08	$10,399,999

				10,399,999

TREASURY DEBT - 0.9%
10,000,000	United States Treasury Bill	0.017	08/23/12	9,998,999

				9,998,999

	TOTAL SHORT-TERM INVESTMENTS			20,398,998
	(Cost $20,398,999)

	TOTAL INVESTMENTS - 98.2%			1,115,648,563
	(Cost $959,352,185)
	OTHER ASSETS & LIABILITIES, NET - 1.8%			20,283,400

	NET ASSETS - 100.0%			$1,135,931,963

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
d	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 06/30/2012, the aggregate value of these securities amounted to $0 or 0% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 98.9%

CORPORATE BONDS - 41.3%

AUTOMOBILES & COMPONENTS - 0.2%
$1,868,000		Delphi Corp	5.875%	05/15/19	$1,994,090
468,000		Ford Motor Co	7.450	07/16/31	586,170
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	783,307

		TOTAL AUTOMOBILES & COMPONENTS			3,363,567

BANKS - 6.2%
1,495,000		Abbey National Treasury Services plc	4.000	04/27/16	1,473,070
250,000	g	Banco Bradesco S.A.	4.500	01/12/17	260,450
845,000	g	Banco de Bogota S.A.	5.000	01/15/17	891,475
2,850,000	g	Banco de Credito del Peru	4.750	03/16/16	2,928,375
600,000	g	Banco del Estado de Chile	3.875	02/08/22	610,291
1,055,000		Banco do Brasil S.A.	3.875	01/23/17	1,081,375
1,500,000	g	Banco do Brasil S.A.	5.875	01/26/22	1,539,450
925,000	g	Banco Santander Chile	3.750	09/22/15	925,155
1,635,000		BanColombia S.A.	5.950	06/03/21	1,745,363
2,710,000		Bank of America Corp	4.875	01/15/13	2,754,837
2,100,000		Bank of America Corp	3.750	07/12/16	2,117,081
1,690,000		Bank of America Corp	5.300	03/15/17	1,759,510
1,125,000		Bank of America Corp	6.000	09/01/17	1,214,084
1,160,000		Bank of America Corp	5.750	12/01/17	1,237,947
9,250,000		Bank of America Corp	5.700	01/24/22	10,186,969
2,150,000		Bank of America Corp	5.875	02/07/42	2,355,067
1,200,000		Bank of New York Mellon Corp	1.969	06/20/17	1,214,082
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,044,096
845,000		BB&T Corp	3.850	07/27/27	846,781
1,950,000	g	BBVA Bancomer S.A.	4.500	03/10/16	1,959,750
890,000		Capital One Bank USA NA	8.800	07/15/19	1,120,823
730,000		Capital One Capital V	8.875	05/15/40	741,863
600,000		Capital One Financial Corp	3.150	07/15/16	621,360
1,000,000		Citigroup, Inc	6.000	12/13/13	1,050,951
1,615,000		Citigroup, Inc	5.000	09/15/14	1,655,483
1,050,000		Citigroup, Inc	4.750	05/19/15	1,102,123
800,000		Citigroup, Inc	3.953	06/15/16	819,726
9,425,000		Citigroup, Inc	4.450	01/10/17	9,879,690
730,000		Citigroup, Inc	6.125	05/15/18	815,099
370,000		Citigroup, Inc	5.375	08/09/20	399,821
5,200,000	h	Citigroup, Inc	4.500	01/14/22	5,370,841
1,125,000		Citigroup, Inc	6.875	03/05/38	1,376,080
565,000		Citigroup, Inc	8.125	07/15/39	753,990
1,350,000		Citigroup, Inc	5.875	01/30/42	1,474,424
1,050,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	1,080,646
10,335,000	g	Depfa ACS Bank	5.125	03/16/37	7,198,286

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$600,000		Deutsche Bank AG	3.875%	08/18/14	$624,671
2,000,000		Deutsche Bank AG	3.250	01/11/16	2,058,292
935,000		Discover Bank	7.000	04/15/20	1,088,219
185,000		Golden West Financial Corp	4.750	10/01/12	186,797
2,835,000	g	HSBC Bank plc	3.500	06/28/15	2,964,653
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,375,836
225,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	212,583
1,700,000		HSBC Holdings plc	4.000	03/30/22	1,765,277
675,000		HSBC Holdings plc	6.500	09/15/37	748,900
2,000,000	g	Hutchison Whampoa International 11 Ltd	4.625	01/13/22	2,096,544
1,335,000	g	ICICI Bank Ltd	5.500	03/25/15	1,367,055
1,500,000	g	ICICI Bank Ltd	4.750	11/25/16	1,486,530
660,000		JP Morgan Chase Capital XXV	6.800	10/01/37	659,997
895,000		JPMorgan Chase & Co	5.125	09/15/14	950,834
2,000,000		JPMorgan Chase & Co	4.350	08/15/21	2,110,796
925,000		JPMorgan Chase & Co	5.500	10/15/40	1,020,417
4,500,000		JPMorgan Chase & Co	5.400	01/06/42	4,941,095
3,150,000	g	Korea Exchange Bank	3.125	06/26/17	3,142,392
470,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	469,410
1,255,000		PNC Funding Corp	5.125	02/08/20	1,451,421
700,000		PNC Funding Corp	3.300	03/08/22	713,863
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,050,430
1,300,000	g	Shinhan Bank	4.125	10/04/16	1,368,463
670,000	g	Shinhan Bank	4.375	07/27/17	714,556
1,000,000	g,i	Standard Chartered plc	6.409	12/30/49	950,000
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	588,134
2,970,000	g	Toronto-Dominion Bank	2.200	07/29/15	3,090,695
310,000		Toronto-Dominion Bank	2.500	07/14/16	321,189
5,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	5,092,780
1,750,000		Union Bank NA	2.125	06/16/17	1,750,320
945,000		Union Bank of California NA	5.950	05/11/16	1,055,781
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,565,590
2,500,000		US Bancorp	1.650	05/15/17	2,518,255
285,000		USB Capital XIII Trust	6.625	12/15/39	287,328
1,490,000		Wachovia Bank NA	5.850	02/01/37	1,724,452
4,650,000		Wells Fargo & Co	1.500	07/01/15	4,653,515
2,575,000		Wells Fargo & Co	2.100	05/08/17	2,580,755
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,221,875

		TOTAL BANKS			137,576,114

CAPITAL GOODS - 1.3%
3,775,000		Caterpillar, Inc	0.950	06/26/15	3,788,949
3,125,000		Caterpillar, Inc	1.500	06/26/17	3,129,328
750,000		CRH America, Inc	4.125	01/15/16	762,406
1,250,000		Deere & Co	2.600	06/08/22	1,247,814
1,500,000		Deere & Co	3.900	06/09/42	1,490,254
415,000		General Electric Co	5.250	12/06/17	484,613
375,000		Harsco Corp	5.125	09/15/13	389,586
468,000		Huntington Ingalls Industries, Inc	6.875	03/15/18	487,890
1,291,000	g	Myriad International Holding BV	6.375	07/28/17	1,422,625
3,500,000		Seagate HDD Cayman	7.750	12/15/18	3,871,875
1,468,000	g	Sealed Air Corp	8.125	09/15/19	1,636,820

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,468,000	g	Sealed Air Corp	8.375%	09/15/21	$1,658,840
2,700,000		Tomkins LLC	9.000	10/01/18	3,003,750
605,000		Tyco International Finance S.A.	6.000	11/15/13	650,051
345,000		Tyco International Finance S.A.	4.125	10/15/14	372,338
1,975,000		United Technologies Corp	1.800	06/01/17	2,016,945
1,050,000		United Technologies Corp	4.500	06/01/42	1,153,325

		TOTAL CAPITAL GOODS			27,567,409

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
925,000	g,h	ADT Corp	3.500	07/15/22	928,104
745,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	784,519
1,495,000		Republic Services, Inc	3.800	05/15/18	1,599,385
2,400,000		Republic Services, Inc	3.550	06/01/22	2,425,942
845,000		Republic Services, Inc	6.200	03/01/40	1,016,613
1,500,000		Waste Management, Inc	2.600	09/01/16	1,539,261
1,585,000		Waste Management, Inc	6.125	11/30/39	1,960,122

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			10,253,946

CONSUMER DURABLES & APPAREL - 0.3%
550,000	g	Grupo Aval Ltd	5.250	02/01/17	576,125
2,870,000		Hanesbrands, Inc	6.375	12/15/20	3,020,675
1,670,000		Phillips-Van Heusen Corp	7.375	05/15/20	1,849,525
500,000		Xerox Corp	4.500	05/15/21	518,855

		TOTAL CONSUMER DURABLES & APPAREL			5,965,180

CONSUMER SERVICES - 0.8%
900,000		Ameristar Casinos, Inc	7.500	04/15/21	963,000
1,350,000		DineEquity, Inc	9.500	10/30/18	1,478,250
6,850,000		GlaxoSmithKline Capital plc	0.750	05/08/15	6,849,219
2,000,000		GlaxoSmithKline Capital plc	1.500	05/08/17	2,003,622
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,887,629
1,250,000	g	SABMiller Holdings, Inc	4.950	01/15/42	1,383,571
2,800,000		Walt Disney Co	1.125	02/15/17	2,789,223

		TOTAL CONSUMER SERVICES			17,354,514

DIVERSIFIED FINANCIALS - 6.8%
2,350,000	g	Ajecorp BV	6.500	05/14/22	2,414,625
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,771,473
1,370,000		American Express Co	8.125	05/20/19	1,824,296
2,975,000		American Express Credit Corp	1.750	06/12/15	3,008,790
1,000,000		American Express Credit Corp	2.800	09/19/16	1,043,165
1,425,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	1,467,750
1,490,000	g	Bangkok Bank PCL	4.800	10/18/20	1,519,503
1,250,000		Bank of New York Mellon Corp	1.200	02/20/15	1,256,760
2,950,000		Bank of New York Mellon Corp	2.300	07/28/16	3,043,754
580,000		Bank of New York Mellon Corp	5.450	05/15/19	684,040
6,800,000	g	Barclays Bank plc	2.250	05/10/17	6,799,599
1,925,000		Berkshire Hathaway, Inc	1.900	01/31/17	1,963,073
1,125,000		BlackRock, Inc	3.500	12/10/14	1,193,313
1,400,000		BlackRock, Inc	4.250	05/24/21	1,531,008
1,175,000		BlackRock, Inc	3.375	06/01/22	1,192,305
4,600,000		Capital One Financial Corp	4.750	07/15/21	5,019,428

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000		Credit Suisse	5.000%	05/15/13	$1,546,836
1,420,000		Credit Suisse	5.500	05/01/14	1,505,406
1,125,000		Credit Suisse	4.375	08/05/20	1,204,392
1,775,000		Diageo Investment Corp	2.875	05/11/22	1,823,372
600,000		Diageo Investment Corp	4.250	05/11/42	634,959
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,677,165
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	909,979
1,675,000		Ford Motor Credit Co LLC	5.875	08/02/21	1,863,451
465,000		General Electric Capital Corp	2.800	01/08/13	470,423
3,865,000		General Electric Capital Corp	1.875	09/16/13	3,905,312
2,765,000		General Electric Capital Corp	5.500	06/04/14	2,980,170
9,000,000		General Electric Capital Corp	5.300	02/11/21	10,101,438
2,325,000		General Electric Capital Corp	4.650	10/17/21	2,581,973
810,000		General Electric Capital Corp	6.875	01/10/39	1,045,007
990,000		Goldman Sachs Group, Inc	5.450	11/01/12	1,004,358
3,960,000		Goldman Sachs Group, Inc	3.300	05/03/15	3,959,454
1,025,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,168,912
7,600,000		Goldman Sachs Group, Inc	5.750	01/24/22	8,022,590
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	131,668
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	328,318
1,500,000		Goldman Sachs Group, Inc	6.250	02/01/41	1,564,132
3,875,000		HSBC Finance Corp	4.750	07/15/13	3,999,763
448,000	g	Hyundai Capital America, Inc	3.750	04/06/16	464,596
600,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	630,586
400,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	403,374
575,000	g	International Lease Finance Corp	6.500	09/01/14	606,625
1,400,000	g	Inversiones CMPC S.A.	4.750	01/19/18	1,456,693
1,100,000	g	Inversiones CMPC S.A.	4.500	04/25/22	1,088,764
400,000		Jefferies Group, Inc	6.250	01/15/36	360,000
3,725,000		John Deere Capital Corp	0.875	04/17/15	3,729,183
1,250,000		John Deere Capital Corp	0.950	06/29/15	1,252,056
2,000,000		John Deere Capital Corp	1.400	03/15/17	2,005,336
7,550,000		John Deere Capital Corp	2.750	03/15/22	7,588,211
2,000,000		KFW	2.625	01/25/22	2,062,582
515,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	515,000
1,975,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,312,919
1,000,000	g	Lukoil International Finance BV	6.125	11/09/20	1,048,700
1,500,000	g	Majapahit Holding BV	7.750	01/20/20	1,788,750
802,000		MBNA Corp	6.125	03/01/13	823,844
1,235,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,259,833
1,565,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,702,329
1,175,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,314,750
3,000,000		Morgan Stanley	2.875	01/24/14	2,966,241
655,000		Morgan Stanley	6.000	04/28/15	677,077
1,250,000		Morgan Stanley	5.375	10/15/15	1,277,774
1,695,000		Morgan Stanley	5.450	01/09/17	1,711,765
4,650,000		Morgan Stanley	4.750	03/22/17	4,639,779
720,000		Morgan Stanley	5.950	12/28/17	739,556
1,090,000		Morgan Stanley	7.300	05/13/19	1,177,461
555,000		Morgan Stanley	5.625	09/23/19	549,283
630,000		NASDAQ OMX Group, Inc	4.000	01/15/15	651,377
445,000		NASDAQ OMX Group, Inc	5.550	01/15/20	463,020

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$880,000		National Rural Utilities Cooperative Finance Corp	2.625%	09/16/12	$883,467
1,065,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	1,117,582
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	818,677
1,850,000		Northern Trust Corp	4.625	05/01/14	1,979,622
1,385,000	g	Odebrecht Finance Ltd	5.125	06/26/22	1,371,565
900,000	g	Odebrecht Finance Ltd	7.125	06/26/42	895,500
675,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	690,962
925,000		State Street Corp	4.300	05/30/14	984,811
1,250,000		Toyota Motor Credit Corp	2.050	01/12/17	1,277,671
1,400,000	g	UBS AG.	1.875	01/23/15	1,413,996
1,975,000		UBS AG.	4.875	08/04/20	2,110,133
425,000		Waha Aerospace BV	3.925	07/28/20	442,856
786,250	g	Waha Aerospace BV	3.925	07/28/20	819,284

		TOTAL DIVERSIFIED FINANCIALS			150,235,550

ENERGY - 5.1%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,446,842
365,000		Anadarko Petroleum Corp	6.950	06/15/19	447,325
625,000		Anadarko Petroleum Corp	6.450	09/15/36	722,581
625,000		Apache Corp	1.750	04/15/17	637,370
1,400,000		Apache Corp	3.250	04/15/22	1,461,897
1,320,000		Apache Corp	4.750	04/15/43	1,466,220
400,000		Baker Hughes, Inc	3.200	08/15/21	417,274
1,715,000		Bill Barrett Corp	7.625	10/01/19	1,715,000
5,400,000		BP Capital Markets plc	3.200	03/11/16	5,743,483
3,500,000		BP Capital Markets plc	1.846	05/05/17	3,534,811
3,500,000		BP Capital Markets plc	3.245	05/06/22	3,623,865
468,000		Chesapeake Energy Corp	6.625	08/15/20	463,320
1,400,000		Chesapeake Energy Corp	6.875	11/15/20	1,379,000
1,540,000		Cimarex Energy Co	5.875	05/01/22	1,599,675
1,500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,552,500
1,050,000	g	CNOOC FINANCE 2012 Ltd	3.875	05/02/22	1,085,994
450,000	g	CNOOC FINANCE 2012 Ltd	5.000	05/02/42	482,258
1,400,000		ConocoPhillips	4.600	01/15/15	1,532,713
1,140,000		ConocoPhillips	6.500	02/01/39	1,578,679
2,875,000		Devon Energy Corp	1.875	05/15/17	2,875,506
500,000		Devon Energy Corp	5.600	07/15/41	580,131
725,000		Devon Energy Corp	4.750	05/15/42	760,780
1,204,602		Dolphin Energy Ltd	5.888	06/15/19	1,319,039
550,000	g	Dolphin Energy Ltd	5.500	12/15/21	612,590
990,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,124,320
855,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	893,276
480,000		Enbridge Energy Partners LP	5.200	03/15/20	543,945
875,000		Enterprise Products Operating LLC	4.600	08/01/12	877,535
335,000		Enterprise Products Operating LLC	5.600	10/15/14	367,172
170,000		Enterprise Products Operating LLC	5.000	03/01/15	185,691
710,000		Enterprise Products Operating LLC	6.500	01/31/19	855,745
615,000		Enterprise Products Operating LLC	6.125	10/15/39	696,686
705,000		Enterprise Products Operating LLC	5.950	02/01/41	797,256
300,000		Enterprise Products Operating LLC	5.700	02/15/42	331,903
810,000		EOG Resources, Inc	4.100	02/01/21	898,867
1,450,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	1,501,460

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$465,000		Hess Corp	8.125%	02/15/19	$598,541
1,295,000		Hess Corp	5.600	02/15/41	1,374,207
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,257,888
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,254,000
400,000		Newfield Exploration Co	5.625	07/01/24	409,000
500,000		Noble Holding International Ltd	3.450	08/01/15	526,325
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,433,470
1,800,000		Noble Holding International Ltd	3.950	03/15/22	1,820,137
1,580,000	g	Novatek Finance Ltd	6.604	02/03/21	1,720,620
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	412,450
400,000		Pemex Project Funding Master Trust	6.625	06/15/35	476,000
250,000		Pemex Project Funding Master Trust	6.625	06/15/38	297,500
1,775,000	g	Pertamina Persero PT	4.875	05/03/22	1,779,437
1,800,000	g	Pertamina Persero PT	6.000	05/03/42	1,782,000
1,500,000	g	Pertamina PT	5.250	05/23/21	1,560,000
1,210,000		Petrobras International Finance Co	7.875	03/15/19	1,471,779
1,048,000		Petrobras International Finance Co	6.875	01/20/40	1,246,620
1,640,000		Petrobras International Finance Co-Pifco	3.875	01/27/16	1,693,202
1,800,000		Petrobras International Finance Co-Pifco	3.500	02/06/17	1,847,671
925,000		Petroleos Mexicanos	4.875	03/15/15	997,844
170,000		Petroleos Mexicanos	8.000	05/03/19	215,900
925,000		Petroleos Mexicanos	6.000	03/05/20	1,069,762
735,000		Petroleos Mexicanos	5.500	01/21/21	830,550
1,000,000	g	Petroleos Mexicanos	4.875	01/24/22	1,080,000
1,175,000	g	Petroleos Mexicanos	5.500	06/27/44	1,201,437
1,315,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,612,848
1,425,000	g	Petronas Capital Ltd	5.250	08/12/19	1,637,536
1,400,000	g	Phillips 66	1.950	03/05/15	1,410,026
1,200,000	g	Phillips 66	4.300	04/01/22	1,262,361
2,525,000		Plains All American Pipeline LP	3.650	06/01/22	2,578,447
625,000		Precision Drilling Corp	6.500	12/15/21	637,500
1,007,760		Ras Laffan Liquefied Natural Gas Co Ltd	5.298	09/30/20	1,103,497
2,830,000	g	Reliance Holdings USA	4.500	10/19/20	2,659,589
1,870,000	g	SandRidge Energy, Inc	8.000	06/01/18	1,893,375
2,650,000	g	Schlumberger Investment S.A.	3.300	09/14/21	2,776,389
4,500,000		Southwestern Energy Co	7.500	02/01/18	5,398,632
415,000		Statoil ASA	2.900	10/15/14	435,246
2,000,000		Total Capital International S.A.	1.500	02/17/17	2,007,920
150,000		TransCanada Pipelines Ltd	4.000	06/15/13	154,735
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,288,953
660,000		TransCanada Pipelines Ltd	5.850	03/15/36	826,193
235,000		Vale Overseas Ltd	6.250	01/23/17	267,264
4,450,000		Vale Overseas Ltd	4.375	01/11/22	4,531,537
480,000		Vale Overseas Ltd	6.875	11/21/36	556,778
970,000		Vale Overseas Ltd	6.875	11/10/39	1,133,326
515,000		Valero Energy Corp	4.500	02/01/15	553,782
1,500,000		WPX Energy, Inc	6.000	01/15/22	1,492,500

		TOTAL ENERGY			111,687,483

FOOD & STAPLES RETAILING - 0.4%
500,000		CVS Caremark Corp	3.250	05/18/15	526,298
1,750,000		CVS Caremark Corp	5.750	06/01/17	2,066,727

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$120,000		CVS Caremark Corp	6.600%	03/15/19	$149,647
4,750,000		CVS Caremark Corp	4.125	05/15/21	5,197,792
580,000		Delhaize Group S.A.	5.875	02/01/14	610,756
565,000		Delhaize Group S.A.	6.500	06/15/17	627,757
190,000		Kroger Co	5.000	04/15/13	195,771

		TOTAL FOOD & STAPLES RETAILING			9,374,748

FOOD, BEVERAGE & TOBACCO - 1.0%
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	2,641,075
1,040,000		Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	1,239,286
1,025,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	1,055,750
1,000,000		Coca-Cola Co	0.750	03/13/15	1,002,020
1,500,000		Diageo Capital plc	1.500	05/11/17	1,505,526
650,000		General Mills, Inc	5.200	03/17/15	721,540
2,380,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	2,531,837
1,250,000		HJ Heinz Co	1.500	03/01/17	1,247,140
505,000		Kraft Foods, Inc	6.125	02/01/18	605,150
1,450,000		Kraft Foods, Inc	5.375	02/10/20	1,715,865
1,060,000		Kraft Foods, Inc	6.500	02/09/40	1,361,665
105,000		PepsiAmericas, Inc	4.375	02/15/14	111,090
78,000		PepsiCo, Inc	7.900	11/01/18	104,208
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	528,333
1,125,000	g	Pernod-Ricard S.A.	4.450	01/15/22	1,165,671
150,000	g	Pernod-Ricard S.A.	5.500	01/15/42	153,611
565,000		Philip Morris International, Inc	4.875	05/16/13	585,947
1,110,000		Philip Morris International, Inc	6.875	03/17/14	1,225,495
200,000		Philip Morris International, Inc	6.375	05/16/38	267,555
1,400,000		TreeHouse Foods, Inc	7.750	03/01/18	1,517,250

		TOTAL FOOD, BEVERAGE & TOBACCO			21,286,014

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
600,000		Becton Dickinson and Co	1.750	11/08/16	613,378
630,000		Boston Scientific Corp	4.500	01/15/15	671,299
1,500,000		Covidien International Finance S.A.	1.350	05/29/15	1,501,949
750,000		Covidien International Finance S.A.	3.200	06/15/22	773,228
1,904,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	2,070,600
3,821,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	3,978,616
1,000,000	g	Fresenius Medical Care II	5.625	07/31/19	1,042,500
1,130,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	1,228,875
3,600,000		HCA, Inc	6.500	02/15/20	3,901,500
1,403,000		HCA, Inc	7.875	02/15/20	1,557,330
572,000		McKesson Corp	3.250	03/01/16	614,002
395,000		Medtronic, Inc	4.750	09/15/15	443,389
765,000		Quest Diagnostics, Inc	6.400	07/01/17	905,260
960,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	964,742

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			20,266,668

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,000,000		Clorox Co	3.800	11/15/21	1,042,413
1,950,000		Colgate-Palmolive Co	2.300	05/03/22	1,961,959
750,000		Ecolab, Inc	4.350	12/08/21	831,274

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,835,646

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

INSURANCE - 1.6%
$565,000		ACE INA Holdings, Inc	5.875%	06/15/14	$615,886
310,000		Aetna, Inc	6.500	09/15/18	382,519
285,000		Aetna, Inc	6.625	06/15/36	364,456
775,000		Allstate Corp	7.450	05/16/19	992,448
875,000		American Financial Group, Inc	9.875	06/15/19	1,098,883
2,850,000		American International Group, Inc	3.650	01/15/14	2,911,047
500,000		Chubb Corp	6.000	05/11/37	641,901
235,000		CIGNA Corp	5.125	06/15/20	259,908
2,000,000		CIGNA Corp	4.500	03/15/21	2,151,826
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,179,864
1,300,000		Hartford Financial Services Group, Inc	4.000	10/15/17	1,305,392
1,225,000	g	Liberty Mutual Group, Inc	6.500	05/01/42	1,239,940
1,275,000		Lincoln National Corp	7.000	06/15/40	1,503,857
170,000		Metlife, Inc	5.000	06/15/15	186,898
1,125,000		Metlife, Inc	6.750	06/01/16	1,319,174
1,655,000		Metlife, Inc	5.700	06/15/35	1,961,921
1,125,000	g	Principal Life Global Funding I	5.125	10/15/13	1,177,628
1,500,000		Progressive Corp	3.750	08/23/21	1,619,127
750,000		Prudential Financial, Inc	3.875	01/14/15	785,325
630,000		Prudential Financial, Inc	7.375	06/15/19	768,902
950,000		Prudential Financial, Inc	6.200	11/15/40	1,036,618
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,416,402
615,000		Travelers Cos, Inc	5.800	05/15/18	742,833
270,000		Unum Group	5.625	09/15/20	290,414
500,000		WellPoint, Inc	5.875	06/15/17	589,718
3,000,000		WellPoint, Inc	3.125	05/15/22	3,024,045
435,000		WellPoint, Inc	5.850	01/15/36	514,961
1,500,000		WellPoint, Inc	4.625	05/15/42	1,546,316
3,350,000		Willis Group Holdings plc	4.125	03/15/16	3,502,130
410,000		WR Berkley Corp	5.375	09/15/20	441,609

		TOTAL INSURANCE			35,571,948

MATERIALS - 2.1%
170,000		Airgas, Inc	4.500	09/15/14	181,667
1,410,000	g	Anglo American Capital plc	2.150	09/27/13	1,420,475
1,050,000	g	Anglo American Capital plc	2.625	04/03/17	1,047,639
1,505,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	1,546,734
310,000		ArcelorMittal	3.750	08/05/15	311,718
750,000		ArcelorMittal	4.500	02/25/17	738,531
1,775,000		ArcelorMittal	6.250	02/25/22	1,738,449
468,000		Ball Corp	6.750	09/15/20	514,800
1,750,000		Barrick Gold Corp	3.850	04/01/22	1,811,817
1,850,000		Barrick North America Finance LLC	4.400	05/30/21	1,993,982
3,375,000	g	Braskem Finance Ltd	5.375	05/02/22	3,391,875
2,000,000		CF Industries, Inc	6.875	05/01/18	2,372,500
750,000		Cliffs Natural Resources, Inc	6.250	10/01/40	736,546
1,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	1,538,255
1,650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,735,610
468,000		Crown Americas LLC	6.250	02/01/21	511,290
1,000,000		Domtar Corp	4.400	04/01/22	979,747

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,094,000		Dow Chemical Co	4.125%	11/15/21	$1,173,428
335,000		Eastman Chemical Co	5.500	11/15/19	382,332
2,500,000		Freeport-McMoRan Copper & Gold, Inc	1.400	02/13/15	2,491,465
468,000		Graphic Packaging International, Inc	9.500	06/15/17	514,800
2,700,000		International Paper Co	4.750	02/15/22	2,947,153
530,000		International Paper Co	7.300	11/15/39	661,714
900,000		International Paper Co	6.000	11/15/41	1,014,678
1,000,000	g	LyondellBasell Industries NV	5.000	04/15/19	1,048,750
1,750,000	g	LyondellBasell Industries NV	6.000	11/15/21	1,920,625
1,500,000		Newmont Mining Corp	3.500	03/15/22	1,480,497
750,000		Newmont Mining Corp	4.875	03/15/42	731,324
2,000,000		Praxair, Inc	2.450	02/15/22	1,972,922
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	516,869
1,305,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	1,414,885
1,870,000		Solutia, Inc	7.875	03/15/20	2,187,900
2,300,000		Teck Resources Ltd	10.250	05/15/16	2,567,375
275,000		Teck Resources Ltd	6.000	08/15/40	288,179
750,000	g	Xstrata Canada Financial Corp	4.950	11/15/21	774,932

		TOTAL MATERIALS			46,661,463

MEDIA - 2.7%
2,000,000		AMC Entertainment, Inc	8.750	06/01/19	2,145,000
1,125,000		CBS Corp	1.950	07/01/17	1,123,875
3,960,000		CCO Holdings LLC	6.625	01/31/22	4,237,200
44,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	46,377
2,500,000	h	Comcast Corp	4.650	07/15/42	2,501,145
1,150,000		DIRECTV Holdings LLC	2.400	03/15/17	1,157,573
7,650,000		DIRECTV Holdings LLC	3.800	03/15/22	7,736,391
2,500,000		DIRECTV Holdings LLC	5.150	03/15/42	2,516,122
1,200,000		Discovery Communications LLC	3.300	05/15/22	1,211,064
1,000,000		Discovery Communications LLC	4.950	05/15/42	1,043,641
3,270,000	g	DISH DBS Corp	4.625	07/15/17	3,274,088
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,072,500
4,650,000		Lamar Media Corp	9.750	04/01/14	5,208,000
2,000,000		Lamar Media Corp	7.875	04/15/18	2,200,000
775,000		NBC Universal Media LLC	5.150	04/30/20	889,755
4,750,000		NBC Universal Media LLC	4.375	04/01/21	5,225,598
695,000		News America, Inc	7.250	05/18/18	833,345
110,000		News America, Inc	7.625	11/30/28	129,799
85,000		News America, Inc	6.550	03/15/33	95,859
730,000		News America, Inc	6.650	11/15/37	852,136
600,000		News America, Inc	6.900	08/15/39	716,924
965,000		Nielsen Finance LLC	7.750	10/15/18	1,068,738
990,000		Time Warner Cable, Inc	8.750	02/14/19	1,316,278
2,075,000		Time Warner Cable, Inc	8.250	04/01/19	2,711,398
960,000		Time Warner, Inc	3.150	07/15/15	1,012,442
4,000,000		Time Warner, Inc	4.700	01/15/21	4,457,304
565,000		Time Warner, Inc	6.500	11/15/36	668,649
525,000		Time Warner, Inc	4.900	06/15/42	532,690
2,450,000		Viacom, Inc	1.250	02/27/15	2,456,101
1,585,000		Viacom, Inc	2.500	12/15/16	1,641,049

		TOTAL MEDIA			60,081,041

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
$680,000		Abbott Laboratories	5.300%	05/27/40	$830,768
6,405,000	g	Aristotle Holding, Inc	2.100	02/12/15	6,467,622
1,775,000	g	Aristotle Holding, Inc	3.900	02/15/22	1,839,812
480,000		Life Technologies Corp	3.500	01/15/16	499,723
1,450,000		Mead Johnson Nutrition Co	5.900	11/01/39	1,791,832
1,828,000	g	Mylan, Inc	7.875	07/15/20	2,049,645
1,350,000		NBTY, Inc	9.000	10/01/18	1,491,750
2,180,000		Novartis Capital Corp	2.900	04/24/15	2,306,337

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			17,277,489

REAL ESTATE - 1.0%
220,000		AMB Property LP	7.625	08/15/14	242,004
345,000		AMB Property LP	4.500	08/15/17	360,662
235,000		Brandywine Operating Partnership LP	7.500	05/15/15	260,948
2,500,000		Brandywine Operating Partnership LP	4.950	04/15/18	2,560,217
630,000		Camden Property Trust	4.625	06/15/21	676,955
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,074,390
40,000		Federal Realty Investment Trust	5.650	06/01/16	44,094
75,000		Federal Realty Investment Trust	5.900	04/01/20	85,686
2,175,000		Health Care REIT, Inc	3.625	03/15/16	2,235,880
250,000		Health Care REIT, Inc	4.125	04/01/19	253,938
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	527,188
2,250,000		Highwoods Properties, Inc	5.850	03/15/17	2,414,356
2,068,000		Host Hotels & Resorts LP	5.875	06/15/19	2,233,440
290,000		Kilroy Realty Corp	5.000	11/03/15	308,663
105,000		Kimco Realty Corp	5.700	05/01/17	116,287
650,000		National Retail Properties, Inc	5.500	07/15/21	688,992
55,000		Nationwide Health Properties, Inc	6.250	02/01/13	56,486
350,000		Regency Centers LP	5.250	08/01/15	375,559
40,000		Regency Centers LP	5.875	06/15/17	44,816
105,000		Simon Property Group LP	5.250	12/01/16	118,012
2,075,000		Simon Property Group LP	2.800	01/30/17	2,136,015
470,000		Simon Property Group LP	10.350	04/01/19	659,319
1,000,000		Simon Property Group LP	3.375	03/15/22	1,004,419
650,000	g,i	USB Realty Corp	1.614	12/30/49	482,878
340,000		Ventas Realty LP	3.125	11/30/15	346,150
750,000		Ventas Realty LP	4.000	04/30/19	769,120
350,000		Ventas Realty LP	4.250	03/01/22	352,422
705,000		Washington Real Estate Investment Trust	4.950	10/01/20	749,538

		TOTAL REAL ESTATE			22,178,434

RETAILING - 1.3%
1,870,000		AmeriGas Partners LP	6.250	08/20/19	1,879,350
1,667,000		AutoNation, Inc	5.500	02/01/20	1,717,010
350,000		Home Depot, Inc	4.400	04/01/21	403,981
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,040,790
1,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	1,152,660
2,725,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	2,864,992
660,000		O’Reilly Automotive, Inc	4.625	09/15/21	689,742
4,490,000	g	QVC Inc	7.375	10/15/20	4,972,675

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,400,000	g	QVC, Inc	7.500%	10/01/19	$2,664,000
375,000	g	QVC, Inc	5.125	07/02/22	382,790
600,000		Staples, Inc	9.750	01/15/14	670,625
1,650,000		Target Corp	2.900	01/15/22	1,685,922
705,000		Wal-Mart Stores, Inc	5.000	10/25/40	843,029
4,750,000		Wal-Mart Stores, Inc	5.625	04/15/41	6,181,992

		TOTAL RETAILING			28,149,558

SOFTWARE & SERVICES - 0.5%
1,800,000	g	Fidelity National Information Services, Inc	5.000	03/15/22	1,831,500
4,000,000		International Business Machines Corp	0.550	02/06/15	3,974,044
2,375,000		International Business Machines Corp	1.250	02/06/17	2,381,230
630,000		Oracle Corp	3.750	07/08/14	668,957
2,000,000		SunGard Data Systems, Inc	7.375	11/15/18	2,145,000

		TOTAL SOFTWARE & SERVICES			11,000,731

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
1,125,000		Amphenol Corp	4.750	11/15/14	1,210,412
1,870,000		Brocade Communications Systems, Inc	6.875	01/15/20	2,024,275
650,000		Hewlett-Packard Co	2.350	03/15/15	660,144
1,868,000		Jabil Circuit, Inc	5.625	12/15/20	1,975,410
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,281,525
1,900,000		Scientific Games Corp	8.125	09/15/18	2,037,750
468,000		Scientific Games Corp	9.250	06/15/19	512,460
450,000		Xerox Corp	8.250	05/15/14	501,763

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,203,739

TELECOMMUNICATION SERVICES - 2.1%
1,920,000		America Movil SAB de C.V.	5.000	03/30/20	2,180,436
2,250,000		American Tower Corp	4.700	03/15/22	2,309,816
2,635,000		AT&T, Inc	2.500	08/15/15	2,743,061
6,000,000		AT&T, Inc	2.950	05/15/16	6,355,044
620,000		AT&T, Inc	6.150	09/15/34	747,166
1,700,000		AT&T, Inc	6.300	01/15/38	2,117,505
1,500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	1,628,934
1,235,000		BellSouth Corp	5.200	09/15/14	1,344,016
120,000		BellSouth Corp	6.875	10/15/31	145,816
275,000		BellSouth Corp	6.550	06/15/34	322,960
2,260,000		Cellco Partnership	8.500	11/15/18	3,092,550
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	247,029
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	874,461
875,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	831,288
2,760,000	g	Oi S.A.	5.750	02/10/22	2,812,440
1,270,000	g	Qtel International Finance	4.750	02/16/21	1,352,550
240,000		Sprint Nextel Corp	6.000	12/01/16	229,800
680,000		Telecom Italia Capital S.A.	6.175	06/18/14	685,100
660,000		Telecom Italia Capital S.A.	6.999	06/04/18	656,700
1,945,000		Telecom Italia Capital S.A.	7.175	06/18/19	1,935,275
2,500,000		Telefonica Emisiones SAU	3.992	02/16/16	2,234,942
1,415,000	g	Telefonica Moviles Chile S.A.	2.875	11/09/15	1,422,252
925,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	1,076,025
760,000		Verizon Communications, Inc	5.250	04/15/13	787,441

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,110,000		Verizon Communications, Inc	6.100%	04/15/18	$1,352,310
425,000		Verizon Communications, Inc	8.750	11/01/18	584,181
430,000		Verizon Communications, Inc	8.950	03/01/39	708,246
445,000		Verizon New England, Inc	4.750	10/01/13	466,343
335,000		Verizon Virginia, Inc	4.625	03/15/13	344,273
1,300,000	g	Vimpelcom Holdings	6.255	03/01/17	1,243,060
1,500,000	g	Vimpelcom Holdings	7.504	03/01/22	1,409,160
828,000		Virgin Media Finance plc	9.500	08/15/16	923,220
250,000		Virgin Media Finance plc	5.250	02/15/22	255,625
1,000,000		Virgin Media Secured Finance plc	5.250	01/15/21	1,107,836

		TOTAL TELECOMMUNICATION SERVICES			46,526,861

TRANSPORTATION - 1.1%
2,300,000		ABB Finance USA, Inc	2.875	05/08/22	2,326,579
1,635,000	g	Asciano Finance	5.000	04/07/18	1,707,870
1,500,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	1,569,402
1,500,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	1,513,503
1,400,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	1,540,756
1,000,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	1,006,995
1,000,000	g	DP World Ltd	6.850	07/02/37	982,500
335,000		Embraer Overseas Ltd	6.375	01/15/20	372,688
3,675,000		Embraer S.A.	5.150	06/15/22	3,772,387
1,000,000		Hertz Corp	7.500	10/15/18	1,072,500
1,390,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	1,529,000
415,000		Norfolk Southern Corp	5.750	04/01/18	492,258
1,100,000		Norfolk Southern Corp	3.000	04/01/22	1,112,702
838,000		Norfolk Southern Corp	5.590	05/17/25	1,012,342
1,275,000	g	TAM Capital 3, Inc	8.375	06/03/21	1,322,812
1,900,000	g	Transnet Ltd	4.500	02/10/16	1,980,826
148,000		Union Pacific Corp	4.163	07/15/22	164,885
1,525,000		Union Pacific Corp	4.750	09/15/41	1,654,110

		TOTAL TRANSPORTATION			25,134,115

UTILITIES - 3.9%
1,000,000	g	Abu Dhabi National Energy Co	6.250	09/16/19	1,146,250
726,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	803,138
1,385,000	g	AES Corp	7.375	07/01/21	1,540,813
610,000	g	AES Gener S.A.	5.250	08/15/21	644,792
730,000		AGL Capital Corp	5.250	08/15/19	845,594
1,285,000		Alliant Energy Corp	4.000	10/15/14	1,351,736
775,000		Atmos Energy Corp	8.500	03/15/19	1,036,742
2,805,000	g	Calpine Corp	7.500	02/15/21	3,029,400
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,818,491
225,000		Carolina Power & Light Co	5.700	04/01/35	281,481
335,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	368,992
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	173,574
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	759,819
1,350,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	1,475,550
2,000,000	g	CEZ AS.	4.250	04/03/22	2,049,140
820,000	g	CEZ AS.	5.625	04/03/42	861,205
550,000	g	China Resources Gas Group Ltd	4.500	04/05/22	562,929
1,300,000	g	Colbun S.A.	6.000	01/21/20	1,397,731

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,550,000	g	Comision Federal de Electricidad	4.875%	05/26/21	$3,834,000
675,000	g	Comision Federal de Electricidad	5.750	02/14/42	708,750
1,850,000		Commonwealth Edison Co	4.000	08/01/20	2,057,404
395,000		Commonwealth Edison Co	5.900	03/15/36	512,283
415,000		Connecticut Light & Power Co	5.500	02/01/19	496,685
275,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	316,841
640,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	821,155
225,000		Consolidated Natural Gas Co	5.000	12/01/14	244,282
750,000		Detroit Edison Co	3.950	06/15/42	762,319
650,000		Dominion Resources, Inc	4.900	08/01/41	734,600
1,160,000		Duke Energy Carolinas LLC	5.750	11/15/13	1,238,121
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	297,354
2,000,000		Duke Energy Corp	3.950	09/15/14	2,122,956
335,000		Florida Power Corp	6.400	06/15/38	456,884
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,448,637
630,000		Indiana Michigan Power Co	7.000	03/15/19	783,504
765,000	g	Instituto Costarricense de Electricidad	6.950	11/10/21	784,523
555,000		Integrys Energy Group, Inc	4.170	11/01/20	598,670
1,150,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,191,541
195,000	g	Kansas Gas & Electric	6.700	06/15/19	243,247
125,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	126,215
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,057,282
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	1,001,126
1,955,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,997,541
1,710,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	1,858,960
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,128,824
1,160,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,438,796
185,000		National Fuel Gas Co	5.250	03/01/13	189,764
630,000		Nevada Power Co	6.500	08/01/18	780,312
1,335,000		NiSource Finance Corp	5.400	07/15/14	1,438,709
1,975,000		Northern States Power Co	5.350	11/01/39	2,450,892
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	185,095
1,000,000	g	Oncor Electric Delivery Co LLC	4.550	12/01/41	952,164
695,000		Pacific Gas & Electric Co	8.250	10/15/18	936,809
900,000		Pacific Gas & Electric Co	4.450	04/15/42	944,754
500,000		PacifiCorp	6.000	01/15/39	656,944
885,000		Pepco Holdings, Inc	2.700	10/01/15	908,417
2,700,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	2,821,500
1,450,000		PG&E Corp	5.750	04/01/14	1,560,136
135,000		Potomac Electric Power Co	7.900	12/15/38	220,218
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	3,887,427
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,035,821
565,000		Progress Energy, Inc	7.050	03/15/19	710,233
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	2,059,259
440,000		Public Service Electric & Gas Co	5.300	05/01/18	522,849
1,190,000		Public Service Electric & Gas Co	5.375	11/01/39	1,481,709
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,503,750
468,000		Questar Market Resources, Inc	6.875	03/01/21	519,480
970,000		San Diego Gas & Electric Co	3.950	11/15/41	1,020,865
630,000		Sempra Energy	6.000	10/15/39	782,520
450,000		Tampa Electric Co	4.100	06/15/42	453,319
430,000		Veolia Environnement	5.250	06/03/13	443,859

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$850,000		Virginia Electric and Power Co	4.750%	03/01/13	$873,477
845,000		Virginia Electric and Power Co	2.950	01/15/22	870,534
1,875,000		Westar Energy, Inc	4.125	03/01/42	1,963,241
480,000		Williams Partners LP	3.800	02/15/15	504,951
850,000		Williams Partners LP	4.000	11/15/21	882,958
940,000		Williams Partners LP	6.300	04/15/40	1,113,251
650,000		Xcel Energy, Inc	4.800	09/15/41	727,360

		TOTAL UTILITIES			86,812,454

		TOTAL CORPORATE BONDS			908,364,672
		(Cost $867,439,509)

GOVERNMENT BONDS - 47.7%

AGENCY SECURITIES - 0.5%
660,000		Federal National Mortgage Association (FNMA)	1.125	07/30/12	660,500
5,477,635		AMAL Ltd	3.465	08/21/21	5,846,280
962,351		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,086,321
660,467		Overseas Private Investment Corp	3.420	01/15/15	677,189
2,707,426		Rowan Cos, Inc	3.158	07/15/21	2,875,178
501,563		Totem Ocean Trailer Express, Inc	4.514	12/18/19	544,105

		TOTAL AGENCY SECURITIES			11,689,573

FOREIGN GOVERNMENT BONDS - 5.7%
5,000	g	Bank of Montreal	2.850	06/09/15	5,291
4,500,000	g	Bank of Montreal	2.625	01/25/16	4,750,385
750,000	g	Barbados Government International Bond	7.000	08/04/22	757,500
475,000		Brazilian Government International Bond	5.875	01/15/19	573,325
1,844,000		Brazilian Government International Bond	4.875	01/22/21	2,132,586
170,000		Brazilian Government International Bond	7.125	01/20/37	245,225
1,970,000		Brazilian Government International Bond	5.625	01/07/41	2,416,205
1,320,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	1,389,239
19,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	19,212,990
1,975,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	2,077,185
3,000,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	3,183,984
805,000		Chile Government International Bond	3.875	08/05/20	893,550
890,000		Colombia Government International Bond	4.375	07/12/21	999,470
800,000		Colombia Government International Bond	6.125	01/18/41	1,040,000
950,000	g	Croatia Government International Bond	6.250	04/27/17	947,442
1,000,000	g	Croatia Government International Bond	6.375	03/24/21	978,710
1,135,000		Eksportfinans ASA	2.000	09/15/15	1,015,764
1,164,000	g	Eskom Holdings Ltd	5.750	01/26/21	1,273,125
395,000		European Investment Bank	4.875	02/15/36	458,275
3,625,000		Export Development Canada	2.250	05/28/15	3,806,761
279,000		Export-Import Bank of Korea	4.125	09/09/15	295,717
2,000,000		Export-Import Bank of Korea	3.750	10/20/16	2,111,188
1,425,000		Export-Import Bank of Korea	5.125	06/29/20	1,589,265
1,965,000		Export-Import Bank of Korea	4.375	09/15/21	2,081,638
300,000		Federative Republic of Brazil	6.000	01/17/17	353,400
400,000	g	Guatemala Government Bond	5.750	06/06/22	416,000
875,000		Hungary Government International Bond	6.375	03/29/21	852,250
1,220,000	g	Iceland Government International Bond	5.875	05/11/22	1,183,133

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	g	Indonesia Government International Bond	3.750%	04/25/22	$997,500
2,010,000		Israel Government International Bond	4.000	06/30/22	2,079,886
845,000		Italy Government International Bond	5.375	06/12/17	836,817
355,000		Italy Government International Bond	6.875	09/27/23	360,112
1,210,000	g	Korea Housing Finance Corp	3.500	12/15/16	1,253,922
1,000,000	g	Lithuania Government International Bond	5.125	09/14/17	1,055,000
615,000	g	Lithuania Government International Bond	6.625	02/01/22	704,175
13,000,000		Mexican Bonos	6.500	06/09/22	1,052,976
3,000,000		Mexico Government International Bond	3.625	03/15/22	3,184,500
500,000		Mexico Government International Bond	6.750	09/27/34	682,500
1,000,000		Mexico Government International Bond	6.050	01/11/40	1,290,000
900,000		Mexico Government International Bond	4.750	03/08/44	969,750
800,000	g	Namibia International Bonds	5.500	11/03/21	832,000
5,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	5,047,120
1,500,000		Panama Government International Bond	5.200	01/30/20	1,751,250
100,000		Peruvian Government International Bond	7.125	03/30/19	128,500
450,000		Peruvian Government International Bond	7.350	07/21/25	632,250
500,000		Philippine Government International Bond	5.000	01/13/37	545,000
1,500,000		Poland Government International Bond	3.875	07/16/15	1,583,700
1,250,000		Poland Government International Bond	6.375	07/15/19	1,472,300
2,833,000		Poland Government International Bond	5.125	04/21/21	3,131,881
250,000		Poland Government International Bond	5.000	03/23/22	272,875
1,320,000		Province of Manitoba Canada	2.125	04/22/13	1,338,739
3,295,000		Province of Nova Scotia Canada	2.375	07/21/15	3,445,707
1,975,000		Province of Ontario Canada	4.000	10/07/19	2,244,777
3,955,000		Province of Quebec Canada	3.500	07/29/20	4,350,500
620,000		Province of Quebec Canada	7.500	09/15/29	953,234
1,390,000	g	Qatar Government International Bond	4.500	01/20/22	1,533,865
620,000	g	Qatar Government International Bond	6.400	01/20/40	788,950
700,000	g	Republic of El Salvador	7.750	01/24/23	772,450
880,000	g	Republic of Ghana	8.500	10/04/17	974,600
965,000		Republic of Hungary	6.250	01/29/20	940,383
1,050,000	g	Republic of Indonesia	5.250	01/17/42	1,098,562
925,000		Republic of Korea	5.750	04/16/14	996,123
200,000		Republic of Philippines	4.000	01/15/21	215,250
900,000		Republic of Turkey	6.000	01/14/41	947,250
900,000	g	Romanian Government International Bond	6.750	02/07/22	938,250
750,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	775,852
750,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	754,680
800,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	870,000
900,000	g	Russian Foreign Bond - Eurobond	4.500	04/04/22	942,849
1,470,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	1,572,606
1,500,000	g	Slovakia Government International Bond	4.375	05/21/22	1,477,500
240,000		South Africa Government International Bond	6.875	05/27/19	294,600
1,175,000		South Africa Government International Bond	5.500	03/09/20	1,354,188
1,000,000		South Africa Government International Bond	4.665	01/17/24	1,082,500
500,000		South Africa Government International Bond	6.250	03/08/41	632,500
540,000	g	Sri Lanka Government International Bond	6.250	07/27/21	543,158
1,220,000		Svensk Exportkredit AB	5.125	03/01/17	1,403,253
1,310,000		Turkey Government International Bond	5.125	03/25/22	1,364,037
1,150,000		Turkey Government International Bond	6.250	09/26/22	1,302,375
227,000		United Mexican States	5.875	02/17/14	243,230

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		United Mexican States	5.950%	03/19/19	$609,500
1,032,000		United Mexican States	5.125	01/15/20	1,210,020

		TOTAL FOREIGN GOVERNMENT BONDS			124,875,105

MORTGAGE BACKED - 30.4%
3,600,546		Federal Home Loan Mortgage Corp (FHLMC) (Interest Only)	4.000	06/15/34	248,667
478,429	i	FHLMC	2.380	02/01/36	508,241
184,083	i	FHLMC	2.732	07/01/36	196,818
587,030	i	FHLMC	2.603	09/01/36	627,328
461,849	i	FHLMC	2.605	09/01/36	490,059
446,266	i	FHLMC	2.828	09/01/36	473,894
1,129,712	i	FHLMC	2.835	03/01/37	1,207,150
903,999	i	FHLMC	5.932	04/01/37	982,992
373,185	i	FHLMC	5.758	05/01/37	403,586
121,109	i	FHLMC	3.871	06/01/37	129,491
617,227	i	FHLMC	4.946	08/01/37	654,529
645,531	i	FHLMC	4.556	09/01/37	684,835
2,589,885		FHLMC	5.500	08/01/39	2,860,219
9,621,842	i	FHLMC (Interest Only)	6.318	09/15/41	2,361,033
14,109		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	14,381
994		FGLMC	7.500	05/01/16	1,078
1,363		FGLMC	7.500	06/01/16	1,469
598,627		FGLMC	4.500	09/01/18	648,801
689,377		FGLMC	4.500	01/01/19	750,604
854,385		FGLMC	4.500	05/01/19	913,179
283,025		FGLMC	4.500	01/01/20	302,501
435,932		FGLMC	5.000	05/01/20	470,722
107,550		FGLMC	4.500	07/01/20	116,343
15,098		FGLMC	7.000	10/01/20	17,643
1,369,086		FGLMC	4.500	06/01/21	1,462,443
2,433,654		FGLMC	4.500	06/01/21	2,599,604
998,785		FGLMC	4.000	07/01/24	1,056,124
345,554		FGLMC	4.500	09/01/24	367,444
3,000,000	h	FGLMC	5.000	07/15/27	3,205,898
942		FGLMC	6.500	10/01/28	1,078
16,444		FGLMC	6.500	01/01/29	18,814
4,623		FGLMC	6.500	03/01/29	5,289
36,181		FGLMC	6.500	07/01/29	41,395
2,941		FGLMC	8.000	01/01/31	3,614
30,651		FGLMC	6.500	09/01/31	34,915
50,173		FGLMC	8.000	09/01/31	62,241
298,764		FGLMC	7.000	12/01/31	355,960
493,263		FGLMC	6.000	03/01/33	553,055
525,395		FGLMC	4.500	07/01/33	562,504
1,309,477		FGLMC	5.000	09/01/33	1,456,743
505,074		FGLMC	5.500	09/01/33	563,160
426,222		FGLMC	5.500	09/01/33	471,777
562,643		FGLMC	5.500	09/01/33	622,778
720,740		FGLMC	5.500	10/01/33	797,773
1,579,908		FGLMC	5.500	12/01/33	1,733,463
2,242,372		FGLMC	7.000	12/01/33	2,671,656
776,217		FGLMC	5.000	01/01/34	839,862

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$902,598		FGLMC	5.000%	05/01/34	$975,619
538,873		FGLMC	6.000	09/01/34	596,953
2,483,097		FGLMC	5.000	12/01/34	2,683,980
185,861		FGLMC	5.500	12/01/34	203,597
1,290,678		FGLMC	4.500	04/01/35	1,381,839
874,050		FGLMC	6.000	05/01/35	969,621
909,403		FGLMC	7.000	05/01/35	1,083,501
160,478		FGLMC	6.000	07/01/35	176,822
116,491		FGLMC	5.500	08/01/35	127,437
224,464		FGLMC	5.000	10/01/35	241,957
274,271		FGLMC	5.000	02/01/36	295,645
64,694		FGLMC	6.500	05/01/36	72,642
444,323		FGLMC	6.500	10/01/36	498,910
1,313,146		FGLMC	5.500	04/01/37	1,428,874
889,122		FGLMC	6.000	08/01/37	985,174
375,493		FGLMC	6.000	09/01/37	416,550
72,676		FGLMC	6.500	11/01/37	81,604
1,126,201		FGLMC	5.000	04/01/38	1,234,907
2,511,262		FGLMC	4.500	05/01/39	2,683,141
483,062		FGLMC	4.000	06/01/39	512,974
807,971		FGLMC	5.000	07/01/39	868,538
4,696,292		FGLMC	4.500	11/01/40	5,189,428
5,251,820		FGLMC	4.500	12/01/40	5,780,312
5,000,000	h	FGLMC	3.500	07/15/42	5,245,313
5,000,000	h	FGLMC	4.000	07/15/42	5,305,469
3,734		Federal National Mortgage Association (FNMA)	5.000	06/01/13	3,881
1,176,564		FNMA	4.440	07/01/13	1,200,387
1,914		FNMA	6.000	09/01/13	1,938
1,132,534		FNMA	4.754	10/01/13	1,132,111
1,610		FNMA	6.500	12/01/13	1,652
912,470		FNMA	4.778	02/01/14	948,390
3,463,954		FNMA	4.640	11/01/14	3,690,852
677,940		FNMA	4.870	03/01/16	688,412
11,201		FNMA	6.500	10/01/16	12,024
85,972		FNMA	6.500	11/01/16	92,294
60,056		FNMA	6.500	04/01/17	65,261
188,104		FNMA	5.000	12/01/17	203,667
874,778		FNMA	5.500	04/01/18	958,260
79,681		FNMA	5.500	04/01/18	87,310
49,020		FNMA	5.500	05/01/18	53,714
341,481		FNMA	4.500	10/01/18	367,702
877,991		FNMA	5.000	11/01/18	950,634
46,352		FNMA	6.000	01/01/19	50,964
107,848		FNMA	4.500	05/01/19	116,061
277,356		FNMA	4.500	06/01/19	298,479
193,769		FNMA	5.000	03/01/20	209,801
137,380		FNMA	4.500	11/01/20	147,842
356,272		FNMA	5.000	12/01/20	385,804
307,486		FNMA	5.000	03/01/21	332,927
239,113		FNMA	5.500	08/01/21	261,483
252,935		FNMA	4.500	06/01/23	271,328
561,269		FNMA	5.000	07/01/23	605,514

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$503,807		FNMA	5.000%	07/01/23	$543,523
174,521		FNMA	5.000	11/01/23	191,871
151,987		FNMA	5.500	02/01/24	167,471
321,077		FNMA	4.000	05/01/24	341,667
86,132		FNMA	5.500	07/01/24	94,799
1,372		FNMA	8.000	07/01/24	1,643
233,091		FNMA	4.500	08/01/24	250,005
2,064,583		FNMA	4.000	09/01/24	2,196,979
1,042,649		FNMA	5.000	03/01/25	1,144,353
2,237,074		FNMA	5.000	10/01/25	2,446,897
993,755	h	FNMA	3.000	05/01/27	1,050,837
2,000,000	h	FNMA	3.000	07/25/27	2,095,312
5,000,000	h	FNMA	4.000	07/25/27	5,317,188
4,000,000	h	FNMA	4.500	07/25/27	4,286,875
1,244		FNMA	7.500	01/01/29	1,496
3,341		FNMA	6.500	04/01/29	3,841
12,056		FNMA	7.500	07/01/29	12,578
970		FNMA	7.500	07/01/29	973
594		FNMA	7.500	02/01/31	632
4,966		FNMA	7.500	03/01/31	6,065
2,695		FNMA	7.500	05/01/31	2,953
3,336		FNMA	6.500	09/01/31	3,819
29,392		FNMA	6.500	11/01/31	33,643
53,897		FNMA	6.000	01/01/32	60,739
498,707		FNMA	6.500	07/01/32	570,847
234,573		FNMA	5.500	01/01/33	258,032
86,594		FNMA	5.000	02/01/33	94,228
764,793		FNMA	4.500	03/25/33	802,653
342,168		FNMA	5.000	08/01/33	372,336
349,079		FNMA	5.000	10/01/33	379,857
264,269		FNMA	5.000	10/01/33	287,569
107,016		FNMA	5.000	03/01/34	116,451
142,879		FNMA	5.000	03/01/34	155,477
297,877		FNMA	5.000	03/01/34	324,140
89,936		FNMA	5.000	03/01/34	97,865
860,566		FNMA	5.000	04/01/34	935,902
2,545,343		FNMA	5.000	08/01/34	2,763,958
345,893		FNMA	6.000	11/01/34	386,038
119,866		FNMA	6.000	12/01/34	134,377
829,283		FNMA	6.000	05/01/35	923,976
16,704		FNMA	7.500	06/01/35	18,552
91,178		FNMA	5.500	10/01/35	101,114
175,957		FNMA	5.000	11/01/35	189,656
777,558	i	FNMA	2.696	02/01/36	829,315
94,967		FNMA	5.000	02/01/36	101,708
158,342		FNMA	5.000	02/01/36	169,581
557,293		FNMA	6.500	02/01/36	632,161
397,227	i	FNMA	2.385	07/01/36	417,219
408,048		FNMA	6.500	09/01/36	463,632
120,871		FNMA	7.000	02/01/37	140,679
325,514		FNMA	6.500	03/01/37	369,855
718,897		FNMA	7.000	04/01/37	836,711

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,046,471		FNMA	6.500%	08/01/37	$1,189,018
287,909		FNMA	6.500	08/01/37	327,398
538,947		FNMA	6.000	09/01/37	603,182
650,111		FNMA	6.000	09/01/37	727,596
935,594		FNMA	6.500	09/01/37	1,063,038
1,366,180	i	FNMA	5.890	10/01/37	1,451,515
282,285		FNMA	7.000	11/01/37	328,547
132,112		FNMA	6.500	01/01/38	149,158
19,131		FNMA	6.500	03/01/38	21,558
360,224	i	FNMA	4.916	10/01/38	387,571
71,210,737		FNMA	4.000	12/01/39	75,869,842
5,000,000		FNMA	4.000	02/25/40	5,456,446
4,880,131		FNMA	4.500	03/01/40	5,354,445
5,428,503		FNMA	4.500	09/01/40	5,842,455
9,547,102		FNMA	4.500	09/01/40	10,275,119
841,403		FNMA	4.000	11/01/40	896,924
4,634,738		FNMA	4.500	11/01/40	5,029,358
34,823,199		FNMA	4.500	04/01/41	37,543,947
5,000,000	h	FNMA	3.000	07/25/42	5,127,344
86,000,000	h	FNMA	3.500	07/25/42	90,394,067
5,000,000	h	FNMA	4.000	07/25/42	5,321,094
20,000,000	h	FNMA	5.000	07/25/42	21,643,750
81,000,000	h	FNMA	5.500	07/25/42	88,353,277
41,000,000	h	FNMA	6.000	07/25/42	45,055,154
10,000,000	h	FNMA	6.500	07/25/42	11,253,125
199		Government National Mortgage Association (GNMA)	7.000	01/15/28	238
1,896		GNMA	7.000	02/15/28	2,270
1,537		GNMA	7.000	06/15/28	1,840
1,887		GNMA	7.000	06/15/28	2,259
21,333		GNMA	6.500	09/15/28	24,881
5,002		GNMA	6.500	09/15/28	5,845
10,356		GNMA	6.500	11/15/28	12,101
3,431		GNMA	7.500	11/15/28	3,985
613		GNMA	8.500	07/15/30	625
19,189		GNMA	8.500	10/15/30	20,940
13,552		GNMA	8.500	10/20/30	16,985
2,131		GNMA	8.500	12/15/30	2,670
3,260		GNMA	7.000	06/20/31	3,938
2,123		GNMA	6.500	07/15/31	2,467
11,326		GNMA	7.000	07/15/31	13,690
7,610		GNMA	7.000	07/15/31	9,199
10,060		GNMA	7.500	02/15/32	10,386
1,839		GNMA	6.500	03/15/33	2,118
329,088		GNMA	5.500	07/15/33	367,549
858,717		GNMA	5.500	09/15/33	961,759
270,658		GNMA	5.500	02/20/35	302,120
1,808,084		GNMA	5.500	05/20/35	2,014,874
636,859		GNMA	5.500	02/20/36	709,696
107,537		GNMA	6.000	10/20/36	120,894
112,477		GNMA	6.000	01/20/37	126,449
369,348		GNMA	6.000	02/20/37	415,226
233,083		GNMA	5.500	07/15/38	258,793

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$963,670		GNMA	5.500%	07/20/38	$1,070,271
16,408		GNMA	6.000	08/15/38	18,440
346,009		GNMA	6.000	08/20/38	388,069
328,382		GNMA	6.500	11/20/38	375,905
1,603,787		GNMA	5.000	06/15/39	1,776,125
1,757,378		GNMA	4.500	07/20/39	1,936,980
681,758		GNMA	4.000	08/15/39	746,888
798,120		GNMA	4.000	10/15/40	875,677
26,106,712		GNMA	4.000	01/20/42	28,590,646
3,000,000	h	GNMA	3.500	07/15/42	3,208,594
21,000,000	h	GNMA	4.500	07/15/42	22,958,905
10,000,000	h	GNMA	5.000	07/15/42	11,003,125
9,000,000	h	GNMA	5.500	07/15/42	9,985,781
6,000,000	h	GNMA	6.000	07/15/42	6,735,937
17,000,000	h	GNMA	4.500	07/20/42	18,686,718
13,000,000	h	GNMA	5.000	07/20/42	14,356,875
2,561,972		GNMA	6.500	01/15/44	2,808,707

		TOTAL MORTGAGE BACKED			670,465,068

MUNICIPAL BONDS - 1.0%
445,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	482,585
9,920,000		City of New York, NY	5.817	10/01/31	11,134,307
1,655,000		Grant County Public Utility District No 2	5.630	01/01/27	1,965,941
1,900,000		State of California	5.450	04/01/15	2,101,685
1,900,000		State of California	5.950	04/01/16	2,177,875
2,470,000		State of California	7.625	03/01/40	3,193,315

		TOTAL MUNICIPAL BONDS			21,055,708

U.S. TREASURY SECURITIES - 10.1%
24,625,000		United States Treasury Bond	5.375	02/15/31	35,883,255
76,000		United States Treasury Bond	4.500	02/15/36	102,077
11,252,000		United States Treasury Bond	3.125	02/15/42	12,085,346
125,000		United States Treasury Note	0.125	08/31/13	124,790
40,000		United States Treasury Note	0.250	10/31/13	39,981
8,000,000		United States Treasury Note	0.125	12/31/13	7,978,752
9,000,000		United States Treasury Note	0.250	02/28/14	8,990,856
10,950,000		United States Treasury Note	0.250	05/31/14	10,936,312
6,600,000		United States Treasury Note	0.250	06/30/14	6,591,750
4,755,000		United States Treasury Note	2.625	06/30/14	4,972,689
59,992,000		United States Treasury Note	0.375	06/15/15	59,940,467
685,000		United States Treasury Note	0.625	05/31/17	681,843
45,850,000		United States Treasury Note	0.750	06/30/17	45,896,584
44,000		United States Treasury Note	2.625	11/15/20	48,362
4,960,000		United States Treasury Note	2.000	02/15/22	5,127,013
23,342,000		United States Treasury Note	1.750	05/15/22	23,531,654

		TOTAL U.S. TREASURY SECURITIES			222,931,731

		TOTAL GOVERNMENT BONDS			1,051,017,185
		(Cost $1,025,865,580)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 9.9%

ASSET BACKED - 4.6%
$1,410,000		AmeriCredit Automobile Receivables Trust	3.340%	04/08/16	$1,463,090
		Series - 2010 3 (Class C)
650,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	667,561
		Series - 2011 1 (Class C)
100,000	g,i,m	ARTS Ltd	0.724	06/15/13	97,000
		Series - 2005 BA (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
350,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	367,305
		Series - 2010 5A (Class A)
743,440	i	Bear Stearns Asset Backed Securities Trust	0.615	11/25/39	670,963
		Series - 2005 SD3 (Class 2A1)
11,450,000	g,i	BlueMountain CLO Ltd	3.364	07/20/23	11,106,500
		Series - 2012 1A (Class B)
14,800,000	g	Carlyle Global Market Strategies	4.370	07/20/23	14,800,000
		Series - 2012 2A (Class B2)
478,798	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	106,785
		Series - 2004 2 (Class 1B)
478,798	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	263,703
		Series - 2004 2 (Class 1M1)
442,256		CIT Group Home Equity Loan Trust	6.200	02/25/30	440,983
		Series - 2002 1 (Class AF6)
99,874		Citicorp Mortgage Securities, Inc	5.706	07/25/36	100,063
		Series - 2006 1 (Class A3)
7,800,000	g,h	Commercial Industrial Finance Corp	2.661	08/14/24	7,800,000
		Series - 2012 1A (Class A1F)
461,473	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	461,927
		Series - 2006 15 (Class A2)
472,696	g	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	455,052
		Series - 2007 MX1 (Class A1)
6,410,000	g,i	DB/UBS Mortgage Trust	5.728	11/10/46	6,586,474
		Series - 2011 LC1A (Class C)
17,155,425	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	17,889,039
		Series - 2012 1A (Class A2)
5,000,000	g,h	Dryden XXIII Senior Loan Fund	4.070	07/17/23	4,962,210
		Series - 2012 23A (Class A2B)
1,963,565	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	1,875,695
		Series - 2007 1A (Class AF3)
4,550,000	h	Hertz Vehicle Financing LLC	5.930	03/25/16	4,921,268
3,325,421		Lehman XS Trust	6.500	06/25/46	1,854,398
		Series - 2006 13 (Class 2A1)
434,116	i	Long Beach Mortgage Loan Trust	0.995	02/25/35	428,740
		Series - 2005 1 (Class M1)
11,544	i	Morgan Stanley ABS Capital I	0.285	01/25/37	11,505
		Series - 2007 HE2 (Class A2A)
481,003	i	Park Place Securities, Inc	1.190	09/25/34	431,229
		Series - 2004 WHQ1 (Class M1)
112,558	i	Residential Asset Securities Corp	6.489	10/25/30	103,235
		Series - 2001 KS2 (Class AI6)
400,764	i	Residential Asset Securities Corp	0.675	04/25/35	377,819
		Series - 2005 KS3 (Class M3)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,489,770		Residential Funding Mortgage Securities II, Inc	5.500%	08/25/25	$1,483,277
		Series - 2006 HI5 (Class A3)
944,194		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	945,318
		Series - 2006 HI3 (Class A3)
185,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	160,557
		Series - 2006 HI1 (Class M2)
725,311	i	Securitized Asset Backed Receivables LLC	0.545	10/25/35	690,748
		Series - 2006 OP1 (Class A2C)
8,680,571	g,m	Sierra Receivables Funding Co LLC	3.580	11/20/28	8,769,415
		Series - 2012 1A (Class B)
850,000	g	SLM Student Loan Trust	3.740	02/15/29	878,077
		Series - 2011 B (Class A2)
5,213,000	g	SLM Student Loan Trust	4.540	10/17/44	5,529,862
		Series - 2011 C (Class A2B)
999,817	i	Soundview Home Equity Loan Trust	0.545	11/25/35	936,221
		Series - 2005 OPT3 (Class A4)
273,210	i	Soundview Home Equity Loan Trust	0.355	10/25/36	271,220
		Series - 2006 EQ1 (Class A2)
385,285	i	Structured Asset Investment Loan Trust	0.645	05/25/35	370,123
		Series - 2005 4 (Class M1)
765,036	i	Structured Asset Investment Loan Trust	0.525	12/25/35	758,328
		Series - 2005 10 (Class A5)
328,169	g,i	Wachovia Loan Trust	0.605	05/25/35	257,493
		Series - 2005 SD1 (Class A)
431,448	i	Wells Fargo Home Equity Trust	0.385	07/25/36	392,344
		Series - 2006 2 (Class A3)
565,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	625,672
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			100,311,200

OTHER MORTGAGE BACKED - 5.3%
6,500,000	g	7 WTC Depositor LLC Trust	4.082	03/13/31	6,603,941
		Series - 2012 7WTC (Class A)
3,737,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	3,972,947
		Series - 2006 4 (Class AM)
411,075	g,i	Banc of America Large Loan, Inc	0.502	03/15/22	409,040
		Series - 2005 MIB1 (Class B)
2,181,665	g,i	Banc of America Large Loan, Inc	0.552	03/15/22	2,138,141
		Series - 2005 MIB1 (Class C)
184,000	g,i	Banc of America Large Loan, Inc	0.602	03/15/22	178,949
		Series - 2005 MIB1 (Class D)
152,000	g,i	Banc of America Large Loan, Inc	0.642	03/15/22	147,676
		Series - 2005 MIB1 (Class E)
624,759		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	540,668
		Series - 2005 AC2 (Class 1A)
630,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	711,618
		Series - 2006 PW14 (Class A4)
1,050,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	1,124,027
		Series - 2006 PW13 (Class AM)
1,070,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	1,147,806
		Series - 2006 T24 (Class AM)
1,290,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	1,375,008
		Series - 2004 T16 (Class A6)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$430,000		Bear Stearns Commercial Mortgage Securities	5.700%	06/11/50	$494,874
		Series - 2007 PW18 (Class A4)
279,191		Citicorp Mortgage Securities, Inc	5.750	11/25/36	279,641
		Series - 2006 6 (Class A2)
46,706	g,i	Citigroup Commercial Mortgage Trust	0.382	04/15/22	44,681
		Series - 2007 FL3A (Class A2)
4,628,000	g	Commercial Mortgage Pass Through Certificates	4.305	12/10/24	4,656,592
		Series - 2011 STRT (Class B)
3,175,000	g	Commercial Mortgage Pass Through Certificates	4.755	12/10/24	3,192,634
		Series - 2011 STRT (Class C)
4,935,000	g	Commercial Mortgage Pass Through Certificates	2.365	02/10/29	5,048,115
		Series - 2012 9W57 (Class A)
2,260,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,380,261
		Series - 2007 C9 (Class AM)
794,146		Countrywide Alternative Loan Trust	5.500	08/25/16	816,372
		Series - 2004 30CB (Class 1A15)
731,179		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	728,302
		Series - 2005 6 (Class 1A10)
336,556		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	334,580
		Series - 2005 12 (Class 1A5)
135,163		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	135,509
		Series - 2005 J3 (Class 1A1)
413,674	g,i	Credit Suisse Mortgage Capital Certificates	0.422	04/15/22	378,511
		Series - 2007 TF2A (Class A1)
1,600,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	1,792,645
		Series - 2006 OMA (Class D)
1,050,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	1,028,045
		Series - 2009 RR1 (Class A3C)
580,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	589,570
		Series - 2003 C3 (Class B)
972,106	g	DB/UBS Mortgage Trust	3.742	11/10/46	1,041,312
		Series - 2011 LC1A (Class A1)
1,375,000	g,i,m	GS Mortgage Securities Corp II	4.276	04/10/34	1,397,213
		Series - 2012 GSMS (Class C)
795,000	g,i	GS Mortgage Securities Corp II	5.403	12/10/43	788,850
		Series - 2010 C2 (Class C)
1,170,000	g,i	GS Mortgage Securities Corp II	5.403	12/10/43	1,266,847
		Series - 2010 C2 (Class B)
180,000	g,i	HVB Mortgage Capital Corp	2.291	09/10/22	173,970
		Series - 2003 FL1A (Class J)
3,376,763	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.617	07/15/19	3,267,018
		Series - 2007 FL1A (Class A1)
722,650	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	7.931	10/12/37	729,301
		Series - 2002 CIB5 (Class S1)
262,391	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	8.648	10/12/37	264,358
		Series - 2002 CIB5 (Class S2)
8,445,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	9,065,007
		Series - 2006 LDP8 (Class AM)
1,010,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.431	07/15/46	961,860
		Series - 2011 C4 (Class C)
2,060,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	2,279,073
		Series - 2006 LDP9 (Class A3)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,795,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.009%	06/15/49	$3,068,362
		Series - 2007 LD11 (Class A4)
206,790	i	JP Morgan Mortgage Trust	4.277	04/25/35	208,527
		Series - 2005 A2 (Class 5A1)
810,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	889,810
		Series - 2005 C2 (Class A5)
321,209		MASTER Asset Securitization Trust	5.000	05/25/35	322,658
		Series - 2005 1 (Class 2A5)
571,063	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	615,268
		Series - 2005 CIP1 (Class AM)
925,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.607	02/12/39	1,037,412
		Series - 2006 1 (Class A4)
1,945,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.172	12/12/49	2,154,957
		Series - 2006 4 (Class A3)
2,675,000	g,i	Morgan Stanley Capital I	5.422	09/15/47	2,666,833
		Series - 2011 C1 (Class C)
550,000	g,i	Morgan Stanley Capital I	5.422	09/15/47	499,268
		Series - 2011 C1 (Class D)
415,000	i	Morgan Stanley Capital I	5.544	11/12/49	429,820
		Series - 2007 T25 (Class AM)
2,000,000	i	Nomura Asset Securities Corp	7.332	03/15/30	2,042,030
		Series - 1998 D6 (Class A2)
1,684,744		Residential Accredit Loans, Inc	4.350	03/25/34	1,734,526
		Series - 2004 QS4 (Class A1)
2,749,840	i	Residential Accredit Loans, Inc	0.435	05/25/46	1,455,493
		Series - 2006 QO5 (Class 2A1)
2,292,787	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	2,291,325
		Series - 2012 1A (Class A)
133,547	i	Structured Adjustable Rate Mortgage Loan Trust	1.005	03/25/35	131,623
		Series - 2005 6XS (Class A3)
223,591		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	231,565
		Series - 2007 C30 (Class A3)
20,800,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	22,445,426
		Series - 2007 C30 (Class A5)
3,460,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	3,303,944
		Series - 2007 C30 (Class AM)
4,950,000	i	Wachovia Bank Commercial Mortgage Trust	6.171	06/15/45	5,404,855
		Series - 2006 C26 (Class AM)
1,200,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	1,308,222
		Series - 2007 C31 (Class A5)
1,765,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	1,840,708
		Series - 2006 C29 (Class AM)
1,025,000	i	Wachovia Bank Commercial Mortgage Trust	6.097	02/15/51	1,148,643
		Series - 2007 C33 (Class A4)
237,179		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	237,095
		Series - 2005 2 (Class 1A1)

		TOTAL OTHER MORTGAGE BACKED			116,953,332

		TOTAL STRUCTURED ASSETS			217,264,532
		(Cost $214,379,912)
		TOTAL BONDS			2,176,646,389
		(Cost $2,107,685,001)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 18.6%
TREASURY DEBT - 18.6%
$15,200,000	d	United States Treasury Bill	0.060%	07/12/12	$15,199,721
75,770,000	d	United States Treasury Bill	0.045-0.081	07/19/12	75,768,149
76,500,000	d	United States Treasury Bill	0.057-0.090	08/02/12	76,494,054
70,300,000		United States Treasury Bill	0.048-0.057	08/23/12	70,294,610
59,200,000	d	United States Treasury Bill	0.068-0.081	09/06/12	59,192,659
55,990,000	d	United States Treasury Bill	0.075-0.090	09/20/12	55,980,986
57,300,000	d	United States Treasury Bill	0.110	09/27/12	57,288,253

		TOTAL TREASURY DEBT			410,218,432

		TOTAL SHORT-TERM INVESTMENTS			410,218,432
		(Cost $410,213,254)

		TOTAL INVESTMENTS - 117.5%			2,586,864,821
		(Cost $2,517,898,255)
		OTHER ASSETS & LIABILITIES, NET - (17.5)%			(385,413,361)

		NET ASSETS - 100.0%			$2,201,451,460

		Abbreviation(s):
		ABS Asset-Based Security
		REIT Real Estate Investment Trust

	d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2012, the aggregate value of these securities amounted to $387,846,358 or 17.6% of net assets.

	h	All or a portion of these securities were purchased on a delayed delivery basis.
	i	Floating or variable rate security. Coupon reflects the rate at period end.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 4.0%

AUTOMOBILES & COMPONENTS - 0.2%
$1,902,769	i	Delphi Automotive LLP	3.500%	03/17/17	$1,898,012

		TOTAL AUTOMOBILES & COMPONENTS			1,898,012

CAPITAL GOODS - 0.3%
1,500,000	i	Generac Power Systems, Inc	6.250	05/30/18	1,492,500
1,974,950	i	TransDigm, Inc	4.000	02/14/17	1,970,842

		TOTAL CAPITAL GOODS			3,463,342

CONSUMER SERVICES - 0.5%
3,272,464	i	Burger King Corp	4.500	10/19/16	3,253,222
1,667,575		DineEquity, Inc	4.250	10/19/17	1,658,537
719,687	i	Wendy’s International, Inc	4.750	05/15/19	713,951

		TOTAL CONSUMER SERVICES			5,625,710

DIVERSIFIED FINANCIALS - 0.6%
2,213,886	i	Pinafore LLC	4.250	09/29/16	2,210,565
3,000,000		Schaeffler Finance BV	5.756	03/15/17	2,995,320
1,975,000	i	TransUnion LLC	5.500	02/10/18	1,972,531

		TOTAL DIVERSIFIED FINANCIALS			7,178,416

ENERGY - 0.3%
3,000,000	i	Arch Coal, Inc	5.750	05/16/18	2,942,490

		TOTAL ENERGY			2,942,490

FOOD & STAPLES RETAILING - 0.3%
3,355,657	i	Del Monte Foods Co	4.500	03/08/18	3,303,242

		TOTAL FOOD & STAPLES RETAILING			3,303,242

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
3,000,000	i	Bausch & Lomb, Inc	5.250	05/17/19	2,980,500
2,165,875	i	Fresenius US Finance I, Inc	3.500	09/10/14	2,159,550
778,741	i	Fresenius US Finance I, Inc	3.500	09/10/14	776,467
3,000,000	i	HCA, Inc	3.495	05/01/18	2,909,070
977,517	i,m	IMS Health, Inc	4.500	08/26/17	970,596

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			9,796,183

MATERIALS - 0.3%
2,976,964	i	Ashland, Inc	3.750	08/23/18	2,980,388

		TOTAL MATERIALS			2,980,388

MEDIA - 0.1%
1,500,000	i	MTL Publishing LLC	1.000	06/29/18	1,505,625

		TOTAL MEDIA			1,505,625

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
$1,898,043	i	Capsugel	5.250%	08/01/18	$1,905,161
1,731,515	i	NBTY, Inc	4.250	10/01/17	1,727,567

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,632,728

RETAILING - 0.1%
995,000	i	Academy Ltd	6.000	08/03/18	998,264

		TOTAL RETAILING			998,264

SOFTWARE & SERVICES - 0.1%
1,500,000	i	Lawson Software, Inc	6.250	04/05/18	1,505,385

		TOTAL SOFTWARE & SERVICES			1,505,385

		TOTAL BANK LOAN OBLIGATIONS			44,829,785
		(Cost $44,979,607)

BONDS - 93.3%

CORPORATE BONDS - 38.7%

AUTOMOBILES & COMPONENTS - 0.3%
1,000,000		DaimlerChrysler Group LLC	8.000	06/15/19	1,027,500
1,000,000		Delphi Corp	5.875	05/15/19	1,067,500
500,000		Ford Motor Co	7.450	07/16/31	626,250
500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	525,709

		TOTAL AUTOMOBILES & COMPONENTS			3,246,959

BANKS - 4.7%
675,000		Abbey National Treasury Services plc	4.000	04/27/16	665,098
610,000	g	Akbank TAS	5.125	07/22/15	621,468
2,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	2,047,822
575,000	g,h	Banco Davivienda S.A.	5.875	07/09/22	576,257
750,000	g	Banco de Bogota S.A.	5.000	01/15/17	791,250
750,000	g	Banco de Credito del Peru	4.750	03/16/16	770,625
450,000	g	Banco del Estado de Chile	3.875	02/08/22	457,718
865,000		BanColombia S.A.	5.950	06/03/21	923,387
235,000		Bank of America Corp	4.875	01/15/13	238,888
25,000		Bank of America Corp	4.900	05/01/13	25,565
3,475,000		Bank of America Corp	3.750	07/12/16	3,503,266
650,000		Bank of America Corp	5.300	03/15/17	676,734
25,000		Bank of America Corp	6.000	09/01/17	26,980
350,000		Bank of America Corp	5.750	12/01/17	373,519
1,100,000		Bank of America Corp	5.875	02/07/42	1,204,918
1,350,000		Bank of New York Mellon Corp	1.969	06/20/17	1,365,842
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,022,048
150,000		BB&T Corp	3.850	07/27/27	150,316
500,000	g	BBVA Bancomer S.A.	4.500	03/10/16	502,500
250,000		Capital One Bank USA NA	8.800	07/15/19	314,838
350,000		Capital One Capital V	8.875	05/15/40	355,688
1,575,000		Capital One Financial Corp	3.150	07/15/16	1,631,070

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$625,000		Citigroup, Inc	6.000%	12/13/13	$656,844
285,000		Citigroup, Inc	5.000	09/15/14	292,144
50,000		Citigroup, Inc	4.750	05/19/15	52,482
4,550,000		Citigroup, Inc	3.953	06/15/16	4,662,194
4,150,000		Citigroup, Inc	4.450	01/10/17	4,350,208
300,000		Citigroup, Inc	6.125	05/15/18	334,972
100,000		Citigroup, Inc	4.500	01/14/22	103,285
525,000		Citigroup, Inc	6.875	03/05/38	642,171
275,000		Citigroup, Inc	8.125	07/15/39	366,986
2,700,000	g	Depfa ACS Bank	5.125	03/16/37	1,880,539
250,000		Deutsche Bank AG	3.875	08/18/14	260,280
1,000,000		Deutsche Bank AG	3.250	01/11/16	1,029,146
345,000		Discover Bank	7.000	04/15/20	401,536
250,000		Golden West Financial Corp	4.750	10/01/12	252,428
1,000,000	g	HSBC Bank plc	3.100	05/24/16	1,032,603
500,000	g	HSBC Bank plc	4.125	08/12/20	521,150
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	259,824
1,150,000		HSBC USA, Inc	2.375	02/13/15	1,163,108
500,000	g	ICICI Bank Ltd	4.750	11/25/16	495,510
335,000		JPMorgan Chase & Co	5.125	09/15/14	355,899
2,948,000		JPMorgan Chase & Co	3.150	07/05/16	3,031,735
250,000		JPMorgan Chase & Co	4.350	08/15/21	263,849
700,000		JPMorgan Chase & Co	4.500	01/24/22	754,053
475,000		JPMorgan Chase & Co	5.500	10/15/40	523,998
750,000		JPMorgan Chase & Co	5.400	01/06/42	823,516
925,000	g	Korea Exchange Bank	3.125	06/26/17	922,766
250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	249,686
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	880,600
800,000	g,i	Standard Chartered plc	6.409	12/30/49	760,000
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	131,280
425,000		Toronto-Dominion Bank	2.500	07/14/16	440,340
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,037,112
500,000		Union Bank NA	2.125	06/16/17	500,091
100,000		Union Bank of California NA	5.950	05/11/16	111,723
400,000		UnionBanCal Corp	3.500	06/18/22	404,023
1,000,000		US Bancorp	1.650	05/15/17	1,007,302
125,000		USB Capital XIII Trust	6.625	12/15/39	126,021
350,000		Wachovia Bank NA	5.850	02/01/37	405,073
500,000		Wells Fargo & Co	1.500	07/01/15	500,378
650,000		Wells Fargo & Co	2.100	05/08/17	651,453
1,150,000		Wells Fargo & Co	3.500	03/08/22	1,183,307

		TOTAL BANKS			53,067,412

CAPITAL GOODS - 1.9%
1,000,000		Alliant Techsystems, Inc	6.750	04/01/16	1,025,000
250,000		Alliant Techsystems, Inc	6.875	09/15/20	266,250
225,000		Anixter, Inc	5.625	05/01/19	232,312
1,200,000		Caterpillar, Inc	1.375	05/27/14	1,215,306
950,000		Caterpillar, Inc	1.500	06/26/17	951,316
500,000		Chesapeake Midstream Partners LP	6.125	07/15/22	490,000
150,000		CRH America, Inc	4.125	01/15/16	152,481
1,600,000		Danaher Corp	1.300	06/23/14	1,616,645

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$650,000		Deere & Co	2.600%	06/08/22	$648,863
750,000		Deere & Co	3.900	06/09/42	745,127
1,500,000	g	Empresas ICA SAB de C.V.	8.900	02/04/21	1,428,750
75,000		General Electric Co	5.250	12/06/17	87,581
500,000		Harsco Corp	5.125	09/15/13	519,448
837,500		Huntington Ingalls Industries, Inc	6.875	03/15/18	873,094
750,000	g	Hyva Global BV	8.625	03/24/16	637,500
900,000	g	Kinetic Concepts, Inc	10.500	11/01/18	945,000
660,000	g	Rexel S.A.	6.125	12/15/19	664,950
100,000	g	Schaeffler Finance BV	7.750	02/15/17	104,250
600,000	g	Schaeffler Finance BV	8.500	02/15/19	640,500
500,000		Seagate HDD Cayman	7.750	12/15/18	553,125
500,000		Seagate HDD Cayman	6.875	05/01/20	537,500
1,420,000		Seagate HDD Cayman	7.000	11/01/21	1,530,050
947,000	g	Sealed Air Corp	8.125	09/15/19	1,055,905
947,000	g	Sealed Air Corp	8.375	09/15/21	1,070,110
1,000,000		SPX Corp	6.875	09/01/17	1,090,000
972,000		Tomkins LLC	9.000	10/01/18	1,081,350
500,000		TransDigm, Inc	7.750	12/15/18	548,750
145,000		Tyco International Finance S.A.	4.125	10/15/14	156,490
875,000		United Technologies Corp	1.800	06/01/17	893,583

		TOTAL CAPITAL GOODS			21,761,236

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
475,000	g,h	ADT Corp	2.250	07/15/17	477,228
225,000	g,h	ADT Corp	3.500	07/15/22	225,755
500,000		Corrections Corp of America	7.750	06/01/17	541,250
670,000		Republic Services, Inc	3.800	05/15/18	716,781
375,000		Republic Services, Inc	6.200	03/01/40	451,159
335,000		Waste Management, Inc	6.125	11/30/39	414,284

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,826,457

CONSUMER DURABLES & APPAREL - 0.4%
275,000		DR Horton, Inc	4.750	05/15/17	283,422
325,000	g	Grupo Aval Ltd	5.250	02/01/17	340,437
598,000	i	Hanesbrands, Inc	4.113	12/15/14	598,006
1,000,000		Hanesbrands, Inc	8.000	12/15/16	1,101,250
500,000		Hanesbrands, Inc	6.375	12/15/20	526,250
500,000		Phillips-Van Heusen Corp	7.375	05/15/20	553,750
1,100,000		Whirlpool Corp	8.600	05/01/14	1,224,678
225,000		Xerox Corp	4.500	05/15/21	233,485

		TOTAL CONSUMER DURABLES & APPAREL			4,861,278

CONSUMER SERVICES - 0.9%
795,000		Ameristar Casinos, Inc	7.500	04/15/21	850,650
1,000,000		DineEquity, Inc	9.500	10/30/18	1,095,000
2,750,000		GlaxoSmithKline Capital plc	0.750	05/08/15	2,749,687
1,000,000		Marina District Finance Co, Inc	9.500	10/15/15	970,000
1,000,000		Penn National Gaming, Inc	8.750	08/15/19	1,107,500
1,000,000		Speedway Motorsports, Inc	6.750	02/01/19	1,043,750
1,000,000		Walt Disney Co	1.125	02/15/17	996,151
500,000		Wynn Las Vegas LLC	7.875	11/01/17	550,000

		TOTAL CONSUMER SERVICES			9,362,738

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

DIVERSIFIED FINANCIALS - 5.3%
$500,000	g	Ajecorp BV	6.500%	05/14/22	$513,750
875,000		American Express Centurion Bank	6.000	09/13/17	1,033,359
600,000		American Express Co	8.125	05/20/19	798,962
1,000,000		American Express Credit Corp	5.875	05/02/13	1,041,690
1,375,000		American Express Credit Corp	1.750	06/12/15	1,390,617
250,000		American Express Credit Corp	2.800	09/19/16	260,791
500,000		Bank of New York Mellon Corp	1.200	02/20/15	502,704
200,000		Bank of New York Mellon Corp	2.300	07/28/16	206,356
275,000		Bank of New York Mellon Corp	5.450	05/15/19	324,329
925,000		Berkshire Hathaway, Inc	1.900	01/31/17	943,295
500,000		BlackRock, Inc	3.500	12/10/14	530,362
825,000		BlackRock, Inc	1.375	06/01/15	830,900
1,350,000		BlackRock, Inc	4.250	05/24/21	1,476,329
500,000		BlackRock, Inc	3.375	06/01/22	507,364
300,000		Countrywide Financial Corp	6.250	05/15/16	312,239
1,000,000		Credit Suisse	5.500	05/01/14	1,060,145
900,000		Diageo Investment Corp	2.875	05/11/22	924,527
300,000		Diageo Investment Corp	4.250	05/11/42	317,480
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,098,499
225,000		General Electric Capital Corp	2.800	01/08/13	227,624
850,000		General Electric Capital Corp	1.875	09/16/13	858,865
1,850,000		General Electric Capital Corp	5.500	06/04/14	1,993,965
2,000,000		General Electric Capital Corp	5.300	02/11/21	2,244,764
265,000		General Electric Capital Corp	4.650	10/17/21	294,289
400,000		General Electric Capital Corp	6.875	01/10/39	516,053
500,000	i	Goldman Sachs Capital II	4.000	06/01/43	338,510
600,000		Goldman Sachs Group, Inc	5.450	11/01/12	608,702
275,000		Goldman Sachs Group, Inc	3.300	05/03/15	274,962
175,000		Goldman Sachs Group, Inc	7.500	02/15/19	199,570
5,450,000		Goldman Sachs Group, Inc	5.750	01/24/22	5,753,042
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	146,298
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	367,520
500,000		Goldman Sachs Group, Inc	6.250	02/01/41	521,377
1,165,000		HSBC Finance Corp	4.750	07/15/13	1,202,510
200,000	g	International Lease Finance Corp	6.500	09/01/14	211,000
150,000		International Lease Finance Corp	8.625	09/15/15	165,750
2,070,000		International Lease Finance Corp	5.750	05/15/16	2,100,185
625,000	g	Inversiones CMPC S.A.	4.500	04/25/22	618,616
100,000		Jefferies Group, Inc	6.250	01/15/36	90,000
1,750,000		John Deere Capital Corp	0.875	04/17/15	1,751,965
1,250,000		John Deere Capital Corp	0.950	06/29/15	1,252,056
1,705,000		John Deere Capital Corp	2.250	06/07/16	1,767,331
500,000		John Deere Capital Corp	1.400	03/15/17	501,334
375,000		John Deere Capital Corp	2.750	03/15/22	376,898
3,000,000		KFW	2.625	01/25/22	3,093,873
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	349,787
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	500,000
750,000	g	Lukoil International Finance BV	6.125	11/09/20	786,525
500,000	g	Majapahit Holding BV	7.875	06/29/37	605,000

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$275,000		MBNA Corp	6.125%	03/01/13	$282,490
1,650,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,683,178
800,000		Merrill Lynch & Co, Inc	6.400	08/28/17	870,200
1,000,000		Morgan Stanley	2.875	01/24/14	988,747
500,000		Morgan Stanley	5.375	10/15/15	511,109
900,000		Morgan Stanley	5.450	01/09/17	908,902
3,000,000		Morgan Stanley	4.750	03/22/17	2,993,406
725,000		Morgan Stanley	7.300	05/13/19	783,173
220,000		Morgan Stanley	5.625	09/23/19	217,734
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	258,483
175,000		NASDAQ OMX Group, Inc	5.550	01/15/20	182,086
400,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	419,749
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	362,246
500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	547,500
720,000	g	Odebrecht Finance Ltd	6.000	04/05/23	758,376
250,000		PCCW-HKT Capital No 4 Ltd	4.250	02/24/16	258,328
500,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	511,824
450,000		State Street Corp	4.300	05/30/14	479,097
500,000		Toyota Motor Credit Corp	2.050	01/12/17	511,068
1,000,000		UBS AG.	2.250	01/28/14	1,005,116
250,000		UBS AG.	4.875	08/04/20	267,106

		TOTAL DIVERSIFIED FINANCIALS			58,591,987

ENERGY - 4.6%
160,000		Anadarko Petroleum Corp	6.950	06/15/19	196,088
260,000		Anadarko Petroleum Corp	6.450	09/15/36	300,594
325,000		Apache Corp	1.750	04/15/17	331,432
700,000		Apache Corp	3.250	04/15/22	730,948
855,000		Apache Corp	4.750	04/15/43	949,711
500,000		Arch Coal, Inc	8.750	08/01/16	477,500
833,000		Arch Coal, Inc	7.000	06/15/19	703,885
350,000		Baker Hughes, Inc	3.200	08/15/21	365,115
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,059,605
2,045,000		BP Capital Markets plc	3.200	03/11/16	2,175,078
1,250,000		BP Capital Markets plc	1.846	05/05/17	1,262,432
1,250,000		BP Capital Markets plc	3.245	05/06/22	1,294,237
400,000	g	Chaparral Energy, Inc	7.625	11/15/22	408,000
250,000		Chesapeake Energy Corp	6.500	08/15/17	248,750
500,000		Chesapeake Energy Corp	6.625	08/15/20	495,000
770,000		Cimarex Energy Co	5.875	05/01/22	799,837
500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	517,500
525,000	g	CNOOC FINANCE 2012 Ltd	3.875	05/02/22	542,997
225,000	g	CNOOC FINANCE 2012 Ltd	5.000	05/02/42	241,129
575,000		ConocoPhillips	6.500	02/01/39	796,263
500,000		Consol Energy Inc	8.250	04/01/20	525,000
415,000	g	Continental Resources, Inc	5.000	09/15/22	421,225
580,000	g	Crosstex Energy LP	7.125	06/01/22	571,300
575,000		Crosstex Energy, Inc	8.875	02/15/18	607,344
625,000		Devon Energy Corp	1.875	05/15/17	625,110
500,000		Devon Energy Corp	5.600	07/15/41	580,132
300,000		Devon Energy Corp	4.750	05/15/42	314,806
875,000	g	Dolphin Energy Ltd	5.500	12/15/21	974,575

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000	g	Empresa Nacional del Petroleo	6.250%	07/08/19	$567,839
470,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	491,040
250,000		Encore Acquisition Co	9.500	05/01/16	273,125
425,000		Enterprise Products Operating LLC	4.600	08/01/12	426,231
275,000		Enterprise Products Operating LLC	5.600	10/15/14	301,410
75,000		Enterprise Products Operating LLC	5.000	03/01/15	81,922
115,000		Enterprise Products Operating LLC	6.125	10/15/39	130,275
135,000		Enterprise Products Operating LLC	5.950	02/01/41	152,666
425,000		Enterprise Products Operating LLC	5.700	02/15/42	470,196
350,000		EOG Resources, Inc	4.100	02/01/21	388,400
500,000		Gaz Capital S.A.	6.212	11/22/16	542,475
350,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	362,422
175,000		Hess Corp	8.125	02/15/19	225,257
285,000		Hess Corp	6.000	01/15/40	316,065
750,000		Marathon Petroleum Corp	3.500	03/01/16	786,180
275,000		MarkWest Energy Partners LP	6.750	11/01/20	292,188
1,000,000		Newfield Exploration Co	6.625	04/15/16	1,025,000
300,000		Newfield Exploration Co	5.750	01/30/22	313,500
900,000		Newfield Exploration Co	5.625	07/01/24	920,250
125,000		Noble Holding International Ltd	3.450	08/01/15	131,581
350,000		Noble Holding International Ltd	4.900	08/01/20	380,087
1,400,000		Occidental Petroleum Corp	1.750	02/15/17	1,423,624
350,000		Occidental Petroleum Corp	4.100	02/01/21	392,390
500,000		Peabody Energy Corp	7.375	11/01/16	550,000
100,000		Pemex Project Funding Master Trust	5.750	03/01/18	113,000
150,000		Pemex Project Funding Master Trust	6.625	06/15/35	178,500
125,000		Pemex Project Funding Master Trust	6.625	06/15/38	148,750
875,000	g	Pertamina Persero PT	4.875	05/03/22	877,187
900,000	g	Pertamina Persero PT	6.000	05/03/42	891,000
675,000	g	Pertamina PT	5.250	05/23/21	702,000
500,000	g	Pertamina PT	6.500	05/27/41	525,000
500,000		Petrobras International Finance Co	7.875	03/15/19	608,173
494,000		Petrobras International Finance Co	6.875	01/20/40	587,624
230,000		Petrobras International Finance Co-Pifco	3.875	01/27/16	237,461
100,000		Petroleos Mexicanos	8.000	05/03/19	127,000
325,000		Petroleos Mexicanos	5.500	01/21/21	367,250
1,025,000	g	Petroleos Mexicanos	4.875	01/24/22	1,107,000
540,000	g	Petroleos Mexicanos	6.500	06/02/41	630,450
575,000	g	Petroleos Mexicanos	5.500	06/27/44	587,937
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	527,395
700,000	g	Phillips 66	1.950	03/05/15	705,013
625,000	g	Phillips 66	4.300	04/01/22	657,479
800,000		Precision Drilling Trust	6.625	11/15/20	824,000
100,000		Range Resources Corp	7.250	05/01/18	106,000
500,000		Range Resources Corp	5.750	06/01/21	522,500
600,000		Regency Energy Partners LP	6.500	07/15/21	630,000
730,000	g	Reliance Holdings USA	4.500	10/19/20	686,042
450,000	g	Reliance Holdings USA	5.400	02/14/22	449,973
500,000	g	SandRidge Energy, Inc	8.000	06/01/18	506,250
1,185,000	g	Schlumberger Investment S.A.	3.300	09/14/21	1,241,517
675,000	g	SESI LLC	7.125	12/15/21	734,063
250,000		Shell International Finance BV	3.100	06/28/15	266,719

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$525,000		Shell International Finance BV	4.300%	09/22/19	$609,170
125,000		Shell International Finance BV	6.375	12/15/38	176,887
300,000	g	SM Energy Co	6.500	01/01/23	302,250
1,495,000		Southwestern Energy Co	7.500	02/01/18	1,793,546
200,000		Statoil ASA	2.900	10/15/14	209,757
1,000,000		Total Capital International S.A.	1.500	02/17/17	1,003,960
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	625,904
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	257,438
125,000		Vale Overseas Ltd	6.250	01/23/17	142,162
215,000		Vale Overseas Ltd	4.375	01/11/22	218,939
125,000		Vale Overseas Ltd	6.875	11/21/36	144,994
205,000		Vale Overseas Ltd	6.875	11/10/39	239,517
600,000		XTO Energy, Inc	6.250	04/15/13	625,314
300,000		XTO Energy, Inc	4.625	06/15/13	310,930

		TOTAL ENERGY			51,665,767

FOOD & STAPLES RETAILING - 0.3%
185,000		CVS Caremark Corp	3.250	05/18/15	194,730
50,000		CVS Caremark Corp	6.600	03/15/19	62,353
275,000		Delhaize Group S.A.	5.875	02/01/14	289,583
250,000		Delhaize Group S.A.	6.500	06/15/17	277,768
500,000		Ingles Markets, Inc	8.875	05/15/17	544,375
75,000		Kroger Co	5.000	04/15/13	77,278
295,000		Stater Bros Holdings, Inc	7.750	04/15/15	300,900
300,000		Stater Bros Holdings, Inc	7.375	11/15/18	325,125
1,045,000		SuperValu, Inc	8.000	05/01/16	1,058,063
500,000		Susser Holdings LLC	8.500	05/15/16	543,750

		TOTAL FOOD & STAPLES RETAILING			3,673,925

FOOD, BEVERAGE & TOBACCO - 0.8%
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	528,215
700,000		Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	834,135
750,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	772,500
750,000		Coca-Cola Co	0.750	03/13/15	751,515
750,000		Diageo Capital plc	1.500	05/11/17	752,763
650,000		HJ Heinz Co	1.500	03/01/17	648,513
620,000		Kraft Foods, Inc	6.500	02/09/40	796,446
25,000		PepsiAmericas, Inc	4.375	02/15/14	26,450
38,000		PepsiCo, Inc	7.900	11/01/18	50,768
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,012,246
550,000	g	Pernod-Ricard S.A.	4.450	01/15/22	569,883
550,000		Philip Morris International, Inc	6.875	03/17/14	607,227
100,000		Philip Morris International, Inc	6.375	05/16/38	133,777
900,000	g	Post Holdings, Inc	7.375	02/15/22	949,500
500,000		TreeHouse Foods, Inc	7.750	03/01/18	541,875

		TOTAL FOOD, BEVERAGE & TOBACCO			8,975,813

HEALTH CARE EQUIPMENT & SERVICES - 1.2%
250,000		Becton Dickinson and Co	1.750	11/08/16	255,574
1,000,000		CHS	8.000	11/15/19	1,065,000
750,000		Covidien International Finance S.A.	1.350	05/29/15	750,974
375,000		Covidien International Finance S.A.	3.200	06/15/22	386,614

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$257,000		Endo Health Solutions, Inc	7.250%	01/15/22	$278,524
1,079,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	1,173,412
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,793,033
400,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	459,500
500,000		HCA, Inc	8.500	04/15/19	560,000
165,000		HCA, Inc	6.500	02/15/20	178,819
500,000		HCA, Inc	7.875	02/15/20	555,000
975,000		HCA, Inc	5.875	03/15/22	1,018,875
500,000		Healthsouth Corp	7.250	10/01/18	532,500
1,500,000		LifePoint Hospitals, Inc	6.625	10/01/20	1,593,750
228,000		McKesson Corp	3.250	03/01/16	244,742
275,000		Medtronic, Inc	4.750	09/15/15	308,688
500,000		Quest Diagnostics, Inc	6.400	07/01/17	591,673
750,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	802,899
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	491,246
160,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	183,761
650,000		Thermo Fisher Scientific, Inc	3.600	08/15/21	699,135

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			13,923,719

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
500,000		Clorox Co	3.800	11/15/21	521,206
380,000		Colgate-Palmolive Co	2.300	05/03/22	382,331
375,000		Ecolab, Inc	4.350	12/08/21	415,637
250,000		Procter & Gamble Co	5.550	03/05/37	332,848

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,652,022

INSURANCE - 1.1%
275,000		ACE INA Holdings, Inc	5.875	06/15/14	299,767
240,000		Aetna, Inc	6.500	09/15/18	296,144
150,000		Aetna, Inc	6.625	06/15/36	191,819
375,000		Allstate Corp	7.450	05/16/19	480,217
500,000		American International Group, Inc	3.650	01/15/14	510,710
400,000		Chubb Corp	6.000	05/11/37	513,521
80,000		CIGNA Corp	5.125	06/15/20	88,479
1,000,000		CIGNA Corp	4.500	03/15/21	1,075,913
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	550,603
925,000		Hartford Financial Services Group, Inc	4.000	10/15/17	928,837
525,000	g	Liberty Mutual Group, Inc	6.500	05/01/42	531,403
250,000		Lincoln National Corp	7.000	06/15/40	294,874
550,000		Metlife, Inc	5.000	06/15/15	604,671
525,000		Metlife, Inc	6.750	06/01/16	615,614
275,000		Metlife, Inc	5.700	06/15/35	325,999
600,000	g	Principal Life Global Funding I	5.125	10/15/13	628,068
650,000		Prudential Financial, Inc	6.200	11/15/40	709,265
300,000	g	Prudential Funding LLC	6.750	09/15/23	357,076
300,000		Travelers Cos, Inc	5.800	05/15/18	362,358
100,000		Unum Group	5.625	09/15/20	107,561
275,000		WellPoint, Inc	5.850	01/15/36	325,550
500,000		WellPoint, Inc	4.625	05/15/42	515,439
2,000,000		Willis Group Holdings plc	4.125	03/15/16	2,090,824
150,000		WR Berkley Corp	5.375	09/15/20	161,564

		TOTAL INSURANCE			12,566,276

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MATERIALS - 3.0%
$300,000		3M Co	5.700%	03/15/37	$408,078
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	357,243
75,000		Airgas, Inc	4.500	09/15/14	80,147
250,000		Airgas, Inc	7.125	10/01/18	269,726
1,000,000		Albemarle Corp	4.500	12/15/20	1,080,139
750,000	g	Anglo American Capital plc	2.625	04/03/17	748,313
325,000	g	Anglo American Capital plc	4.450	09/27/20	343,083
560,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	575,529
440,000		ArcelorMittal	4.500	02/25/17	433,272
875,000		ArcelorMittal	6.250	02/25/22	856,982
120,000		Ball Corp	7.375	09/01/19	132,600
1,000,000		Ball Corp	5.750	05/15/21	1,075,000
1,000,000		Barrick Gold Corp	3.850	04/01/22	1,035,324
850,000		Barrick North America Finance LLC	4.400	05/30/21	916,154
750,000	g	Braskem America Finance Co	7.125	07/22/41	748,125
1,500,000		Celanese US Holdings LLC	6.625	10/15/18	1,631,250
777,500	g	Cemex SAB de C.V.	9.000	01/11/18	693,919
1,500,000		CF Industries, Inc	7.125	05/01/20	1,826,250
250,000		Cliffs Natural Resources, Inc	6.250	10/01/40	245,515
325,000	g	CommScope, Inc	8.250	01/15/19	343,688
750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	788,914
1,385,000		Crown Americas LLC	6.250	02/01/21	1,513,112
500,000		Domtar Corp	4.400	04/01/22	489,873
469,000		Dow Chemical Co	4.125	11/15/21	503,051
250,000	g	Fibria Overseas Finance Ltd	6.750	03/03/21	249,500
500,000		Fibria Overseas Finance Ltd	7.500	05/04/20	517,500
1,250,000		Freeport-McMoRan Copper & Gold, Inc	1.400	02/13/15	1,245,732
750,000	g	Georgia-Pacific LLC	8.250	05/01/16	826,180
975,000		Graphic Packaging International, Inc	9.500	06/15/17	1,072,500
250,000		International Paper Co	7.300	11/15/39	312,129
400,000		International Paper Co	6.000	11/15/41	450,968
455,000	g	Longview Fibre Paper & Packaging, Inc	8.000	06/01/16	455,000
2,000,000	g	LyondellBasell Industries NV	5.000	04/15/19	2,097,500
750,000		Newmont Mining Corp	3.500	03/15/22	740,248
375,000		Newmont Mining Corp	4.875	03/15/42	365,662
200,000		Praxair, Inc	5.250	11/15/14	220,446
500,000		Praxair, Inc	2.450	02/15/22	493,231
1,450,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	1,498,922
680,000	g	Rock-Tenn Co	4.450	03/01/19	698,490
820,000	g	Rock-Tenn Co	4.900	03/01/22	844,756
250,000	g	Sappi Papier Holding AG.	6.625	04/15/21	236,250
500,000	g	Silgan Holdings, Inc	5.000	04/01/20	511,250
500,000		Solutia, Inc	7.875	03/15/20	585,000
1,000,000		Teck Resources Ltd	10.250	05/15/16	1,116,250
125,000		Teck Resources Ltd	6.000	08/15/40	130,990
900,000		Teck Resources Ltd	5.200	03/01/42	862,308
355,000	g	USG Corp	7.875	03/30/20	367,425
500,000	g	Verso Paper Holdings LLC	11.750	01/15/19	505,000
350,000	g	Xstrata Canada Financial Corp	4.950	11/15/21	361,635

		TOTAL MATERIALS			33,860,159

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MEDIA - 2.5%
$1,000,000		AMC Entertainment, Inc	8.750%	06/01/19	$1,072,500
1,000,000		Cablevision Systems Corp	8.625	09/15/17	1,115,000
200,000		CBS Corp	1.950	07/01/17	199,800
1,100,000		CCO Holdings LLC	7.000	01/15/19	1,188,000
1,300,000		CCO Holdings LLC	6.500	04/30/21	1,384,500
1,462,000		Cinemark USA, Inc	8.625	06/15/19	1,619,165
1,000,000	h	Comcast Corp	4.650	07/15/42	1,000,458
750,000		DIRECTV Holdings LLC	2.400	03/15/17	754,939
1,500,000		DIRECTV Holdings LLC	3.800	03/15/22	1,516,940
1,250,000		DIRECTV Holdings LLC	5.150	03/15/42	1,258,061
500,000		Discovery Communications LLC	4.950	05/15/42	521,820
2,015,000	g	DISH DBS Corp	4.625	07/15/17	2,017,519
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	273,125
2,935,000		Lamar Media Corp	7.875	04/15/18	3,228,500
100,000		NBC Universal Media LLC	5.150	04/30/20	114,807
2,000,000		NBC Universal Media LLC	4.375	04/01/21	2,200,252
100,000		News America, Inc	7.250	05/18/18	119,906
125,000		News America, Inc	7.625	11/30/28	147,499
90,000		News America, Inc	6.550	03/15/33	101,498
325,000		News America, Inc	6.650	11/15/37	379,376
250,000		News America, Inc	6.900	08/15/39	298,719
963,000		Nielsen Finance LLC	7.750	10/15/18	1,066,523
350,000		Time Warner Cable, Inc	8.750	02/14/19	465,351
625,000		Time Warner Cable, Inc	8.250	04/01/19	816,686
250,000		Time Warner, Inc	3.150	07/15/15	263,657
1,000,000		Time Warner, Inc	4.700	01/15/21	1,114,326
275,000		Time Warner, Inc	6.500	11/15/36	325,448
700,000		Time Warner, Inc	4.900	06/15/42	710,253
1,500,000		Viacom, Inc	1.250	02/27/15	1,503,735
700,000		Viacom, Inc	2.500	12/15/16	724,753

		TOTAL MEDIA			27,503,116

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
3,100,000	g	Aristotle Holding, Inc	2.100	02/12/15	3,130,309
625,000	g	Aristotle Holding, Inc	3.900	02/15/22	647,821
250,000		Merck & Co, Inc	3.875	01/15/21	281,155
1,000,000	g	Mylan, Inc	7.625	07/15/17	1,100,000
910,000		NBTY, Inc	9.000	10/01/18	1,005,550
135,000		Novartis Capital Corp	4.125	02/10/14	142,517
150,000		Novartis Capital Corp	2.900	04/24/15	158,693
2,000,000		Sanofi-Aventis S.A.	2.625	03/29/16	2,098,412
220,000		Schering-Plough Corp	6.550	09/15/37	314,922

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			8,879,379

REAL ESTATE - 1.1%
100,000		AMB Property LP	7.625	08/15/14	110,002
150,000		AMB Property LP	4.500	08/15/17	156,809
100,000		Brandywine Operating Partnership LP	7.500	05/15/15	111,042
1,250,000		Brandywine Operating Partnership LP	4.950	04/15/18	1,280,109
170,000		Camden Property Trust	4.625	06/15/21	182,670

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Developers Diversified Realty Corp	4.750%	04/15/18	$1,037,195
500,000		Developers Diversified Realty Corp	7.875	09/01/20	597,855
25,000		Federal Realty Investment Trust	5.650	06/01/16	27,559
1,325,000		Health Care REIT, Inc	3.625	03/15/16	1,362,088
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	210,875
1,783,000		Highwoods Properties, Inc	5.850	03/15/17	1,913,243
1,000,000		Host Hotels & Resorts LP	5.875	06/15/19	1,080,000
125,000		Kilroy Realty Corp	5.000	11/03/15	133,044
250,000		Kilroy Realty LP	4.800	07/15/18	262,751
300,000		National Retail Properties, Inc	5.500	07/15/21	317,996
150,000		Regency Centers LP	5.250	08/01/15	160,954
25,000		Regency Centers LP	5.875	06/15/17	28,010
25,000		Simon Property Group LP	5.250	12/01/16	28,098
825,000		Simon Property Group LP	2.800	01/30/17	849,259
210,000		Simon Property Group LP	10.350	04/01/19	294,589
1,000,000		Simon Property Group LP	3.375	03/15/22	1,004,419
185,000		Ventas Realty LP	3.125	11/30/15	188,346
500,000		Ventas Realty LP	4.000	04/30/19	512,747
100,000		Ventas Realty LP	4.250	03/01/22	100,692
200,000		Washington Real Estate Investment Trust	4.950	10/01/20	212,635
750,000	g	Yanlord Land Group Ltd	10.625	03/29/18	693,750

		TOTAL REAL ESTATE			12,856,737

RETAILING - 1.1%
907,000		Amerigas Partners LP	6.500	05/20/21	911,535
1,500,000		Ferrellgas LP	6.500	05/01/21	1,368,750
350,000		Home Depot, Inc	4.400	04/01/21	403,981
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,110,000
625,000		Limited Brands, Inc	6.625	04/01/21	682,813
810,000		Limited Brands, Inc	5.625	02/15/22	834,300
1,805,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	2,080,551
325,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	341,696
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	308,294
1,500,000	g	QVC, Inc	7.125	04/15/17	1,593,443
150,000	g	QVC, Inc	5.125	07/02/22	153,116
250,000		Staples, Inc	9.750	01/15/14	279,427
650,000		Target Corp	2.900	01/15/22	664,151
250,000		Wal-Mart Stores, Inc	5.000	10/25/40	298,947
700,000		Wal-Mart Stores, Inc	5.625	04/15/41	911,031

		TOTAL RETAILING			11,942,035

SOFTWARE & SERVICES - 1.3%
100,000		Fidelity National Information Services, Inc	7.625	07/15/17	110,250
3,000,000	g	Fidelity National Information Services, Inc	5.000	03/15/22	3,052,500
750,000		International Business Machines Corp	0.550	02/06/15	745,133
7,000,000		International Business Machines Corp	0.750	05/11/15	6,989,360
950,000		International Business Machines Corp	1.250	02/06/17	952,492
500,000	g	Lawson Software, Inc	9.375	04/01/19	533,750
165,000		Microsoft Corp	0.875	09/27/13	166,089
200,000		Oracle Corp	5.750	04/15/18	242,659
185,000		Oracle Corp	3.875	07/15/20	207,110
400,000	g	Sophia LP	9.750	01/15/19	425,000

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		SunGard Data Systems, Inc	4.875%	01/15/14	$515,000
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,072,500

		TOTAL SOFTWARE & SERVICES			15,011,843

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
785,000		Brocade Communications Systems, Inc	6.625	01/15/18	822,288
287,000		Brocade Communications Systems, Inc	6.875	01/15/20	310,677
350,000		Hewlett-Packard Co	2.350	03/15/15	355,462
1,160,000		Jabil Circuit, Inc	5.625	12/15/20	1,226,700
112,000		L-3 Communications Corp	6.375	10/15/15	114,450
1,000,000		L-3 Communications Corp	4.950	02/15/21	1,081,456
500,000	g	PCCW-HKT Capital No 3 Ltd	5.250	07/20/15	533,771
500,000		Scientific Games Corp	8.125	09/15/18	536,250
814,000		Scientific Games Corp	9.250	06/15/19	891,330
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,004,183
525,000		Xerox Corp	8.250	05/15/14	585,390

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			7,461,957

TELECOMMUNICATION SERVICES - 1.5%
1,150,000		American Tower Corp	4.700	03/15/22	1,180,573
2,250,000		AT&T, Inc	2.950	05/15/16	2,383,142
275,000		AT&T, Inc	6.150	09/15/34	331,404
800,000		AT&T, Inc	6.300	01/15/38	996,473
500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	542,978
85,000		BellSouth Corp	6.550	06/15/34	99,824
550,000		Cellco Partnership	8.500	11/15/18	752,612
500,000		Cricket Communications, Inc	7.750	05/15/16	530,625
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	741,088
425,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	403,768
750,000	g	Globo Comunicacao e Participacoes S.A.	4.875	04/11/22	780,000
1,000,000		Intelsat Bermuda Ltd	11.250	02/04/17	1,030,000
1,050,000	g	Oi S.A.	5.750	02/10/22	1,069,950
500,000		Qwest Communications International, Inc	7.125	04/01/18	527,500
75,000		Telecom Italia Capital S.A.	6.999	06/04/18	74,625
75,000		Telecom Italia Capital S.A.	7.175	06/18/19	74,625
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	893,977
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	581,635
885,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	902,700
275,000		Verizon Communications, Inc	5.250	04/15/13	284,929
210,000		Verizon Communications, Inc	8.750	11/01/18	288,654
225,000		Verizon Communications, Inc	8.950	03/01/39	370,594
275,000		Verizon Virginia, Inc	4.625	03/15/13	282,612
750,000	g	Vimpelcom Holdings	7.504	03/01/22	704,580
207,000		Virgin Media Finance plc	9.500	08/15/16	230,805
500,000		Virgin Media Secured Finance plc	5.250	01/15/21	553,918
400,000		Windstream Corp	7.750	10/15/20	424,000

		TOTAL TELECOMMUNICATION SERVICES			17,037,591

TRANSPORTATION - 1.2%
375,000		ABB Finance USA, Inc	2.875	05/08/22	379,333
655,000	g	Asciano Finance	5.000	04/07/18	684,193
750,000	g	Bombardier, Inc	7.500	03/15/18	822,188

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$600,000	g	Bombardier, Inc	7.750%	03/15/20	$667,500
500,000		Bristow Group, Inc	7.500	09/15/17	518,750
750,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	756,751
725,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	797,891
1,000,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	1,006,995
1,000,000	g	DP World Ltd	6.850	07/02/37	982,500
150,000		Embraer Overseas Ltd	6.375	01/15/20	166,875
275,000		Embraer S.A.	5.150	06/15/22	282,287
580,000	g	Gulfmark Offshore, Inc	6.375	03/15/22	585,800
500,000		Hertz Corp	7.500	10/15/18	536,250
1,000,000		Hertz Corp	7.375	01/15/21	1,070,000
625,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	687,500
875,000		Norfolk Southern Corp	3.000	04/01/22	885,104
300,000		Norfolk Southern Corp	5.590	05/17/25	362,414
640,000	g	TAM Capital 3, Inc	8.375	06/03/21	664,000
310,000	g	Transnet Ltd	4.500	02/10/16	323,187
262,000		Union Pacific Corp	4.163	07/15/22	291,892
500,000		Union Pacific Corp	4.750	09/15/41	542,331

		TOTAL TRANSPORTATION			13,013,741

UTILITIES - 3.6%
500,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	553,125
500,000		AES Corp	7.750	03/01/14	542,500
1,750,000		AES Corp	8.000	10/15/17	1,990,625
305,000	g	AES Gener S.A.	5.250	08/15/21	322,396
350,000		AGL Capital Corp	5.250	08/15/19	405,422
365,000		Alliant Energy Corp	4.000	10/15/14	383,956
250,000		Atmos Energy Corp	8.500	03/15/19	334,433
1,000,000	g	Calpine Corp	7.250	10/15/17	1,075,000
750,000	g	Calpine Corp	7.500	02/15/21	810,000
705,000	g	Calpine Corp	7.875	01/15/23	768,450
190,000		Carolina Power & Light Co	5.125	09/15/13	200,061
250,000		Carolina Power & Light Co	5.300	01/15/19	300,081
275,000		Carolina Power & Light Co	5.700	04/01/35	344,032
200,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	220,294
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	345,372
300,000		CenterPoint Energy Resources Corp	5.850	01/15/41	361,577
750,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	819,750
1,500,000	g	CEZ AS.	4.250	04/03/22	1,536,855
600,000	g	CEZ AS.	5.625	04/03/42	630,150
500,000	g	China Resources Gas Group Ltd	4.500	04/05/22	511,754
1,000,000		CMS Energy Corp	5.050	03/15/22	1,037,238
450,000	g	Colbun S.A.	6.000	01/21/20	483,830
375,000	g	Comision Federal de Electricidad	4.875	05/26/21	405,000
625,000	g	Comision Federal de Electricidad	5.750	02/14/42	656,250
1,895,000		Commonwealth Edison Co	4.000	08/01/20	2,107,448
200,000		Commonwealth Edison Co	5.900	03/15/36	259,384
200,000		Connecticut Light & Power Co	5.500	02/01/19	239,366
375,000		Detroit Edison Co	3.950	06/15/42	381,159
300,000		Dominion Resources, Inc	4.900	08/01/41	339,046
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	228,734
1,000,000		Duke Energy Corp	3.950	09/15/14	1,061,478

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		Indiana Michigan Power Co	7.000%	03/15/19	$310,914
125,000		Integrys Energy Group, Inc	4.170	11/01/20	134,836
1,125,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,165,638
100,000	g	Kansas Gas & Electric	6.700	06/15/19	124,742
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,057,282
715,000	g	KMG Finance Sub BV	6.375	04/09/21	786,500
870,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	945,787
350,000		LG&E and KU Energy LLC	3.750	11/15/20	358,583
250,000		Midamerican Energy Holdings Co	5.950	05/15/37	310,085
250,000		National Fuel Gas Co	5.250	03/01/13	256,438
250,000		Nevada Power Co	6.650	04/01/36	336,522
1,000,000		Nevada Power Co	5.450	05/15/41	1,200,866
1,000,000		NRG Energy, Inc	7.375	01/15/17	1,040,000
500,000	g	Oncor Electric Delivery Co LLC	4.550	12/01/41	476,082
325,000		Pacific Gas & Electric Co	8.250	10/15/18	438,076
500,000		Pacific Gas & Electric Co	4.450	04/15/42	524,864
150,000		PacifiCorp	6.000	01/15/39	197,083
250,000		Pepco Holdings, Inc	2.700	10/01/15	256,615
1,500,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	1,567,500
500,000		PG&E Corp	5.750	04/01/14	537,978
50,000		Potomac Electric Power Co	7.900	12/15/38	81,562
500,000		PPL Capital Funding, Inc	4.200	06/15/22	501,604
275,000		Progress Energy, Inc	7.050	03/15/19	345,689
550,000		Public Service Co of Colorado	4.750	08/15/41	635,441
400,000		Public Service Co of Oklahoma	5.150	12/01/19	462,755
1,050,000	g	Puget Energy, Inc	5.625	07/15/22	1,078,875
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,942,500
500,000		Sabine Pass LNG LP	7.500	11/30/16	525,000
150,000		San Diego Gas & Electric Co	3.000	08/15/21	158,458
300,000		San Diego Gas & Electric Co	3.950	11/15/41	315,731
200,000		Tampa Electric Co	4.100	06/15/42	201,475
175,000		Veolia Environnement	5.250	06/03/13	180,640
420,000		Virginia Electric and Power Co	2.950	01/15/22	432,692
225,000		Williams Partners LP	3.800	02/15/15	236,696
1,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	1,048,059
300,000		Xcel Energy, Inc	4.800	09/15/41	335,705

		TOTAL UTILITIES			40,164,039

		TOTAL CORPORATE BONDS			433,906,186
		(Cost $414,050,404)

GOVERNMENT BONDS - 43.3%

AGENCY SECURITIES - 0.3%
1,000,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,011,123
415,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	431,162
1,597,263		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,803,023

		TOTAL AGENCY SECURITIES			3,245,308

FOREIGN GOVERNMENT BONDS - 7.3%
6,450,000	g	Bank of Montreal	2.625	01/25/16	6,808,884
1,450,000	g	Bank of Nova Scotia	1.450	07/26/13	1,464,702

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000	g	Bank of Nova Scotia	1.650%	10/29/15	$1,533,651
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,988,534
1,070,000		Brazilian Government International Bond	4.875	01/22/21	1,237,455
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,104,908
3,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	3,033,630
1,275,000		Canada Government International Bond	0.875	02/14/17	1,281,568
3,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	3,027,687
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,857,324
215,000		Chile Government International Bond	3.875	08/05/20	238,650
475,000		Colombia Government International Bond	4.375	07/12/21	533,425
400,000		Colombia Government International Bond	6.125	01/18/41	520,000
950,000	g	Croatia Government International Bond	6.250	04/27/17	947,442
540,000	g	Croatia Government International Bond	6.375	03/24/21	528,503
260,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	278,200
500,000		Egypt Government AID Bonds	4.450	09/15/15	559,850
1,776,000		Eksportfinans ASA	2.000	09/15/15	1,589,424
778,000	g	Eskom Holdings Ltd	5.750	01/26/21	850,937
275,000		European Investment Bank	4.875	02/15/36	319,053
500,000		Export Development Canada	2.250	05/28/15	525,070
240,000		Export-Import Bank of Korea	3.750	10/20/16	253,343
525,000		Export-Import Bank of Korea	5.125	06/29/20	585,519
100,000		Federative Republic of Brazil	6.000	01/17/17	117,800
475,000	g	Guatemala Government Bond	5.750	06/06/22	494,000
1,000,000	g	Indonesia Government International Bond	3.750	04/25/22	997,500
750,000		Israel Government International Bond	4.000	06/30/22	776,077
225,000		Italy Government International Bond	5.375	06/12/17	222,821
180,000		Italy Government International Bond	6.875	09/27/23	182,592
1,900,000	g	Kommunalbanken AS.	1.375	06/08/17	1,892,864
750,000	g	Lithuania Government International Bond	5.125	09/14/17	791,250
765,000	g	Lithuania Government International Bond	6.625	02/01/22	875,925
6,500,000		Mexican Bonos	6.500	06/09/22	526,488
750,000		Mexico Government International Bond	3.625	03/15/22	796,125
150,000		Mexico Government International Bond	6.750	09/27/34	204,750
250,000		Mexico Government International Bond	4.750	03/08/44	269,375
500,000	g	Namibia International Bonds	5.500	11/03/21	520,000
575,000	g	National Bank of Canada	1.650	01/30/14	584,805
3,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	3,028,272
500,000		Panama Government International Bond	5.200	01/30/20	583,750
135,000		Peruvian Government International Bond	7.350	07/21/25	189,675
420,000		Poland Government International Bond	3.875	07/16/15	443,436
1,183,000		Poland Government International Bond	5.125	04/21/21	1,307,806
500,000		Poland Government International Bond	5.000	03/23/22	545,750
750,000		Province of British Columbia Canada	2.850	06/15/15	797,505
5,000,000		Province of British Columbia Canada	1.200	04/25/17	5,048,880
1,400,000		Province of Ontario Canada	4.100	06/16/14	1,493,744
500,000		Province of Ontario Canada	2.950	02/05/15	527,508
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,844,922
5,000,000		Province of Ontario Canada	2.300	05/10/16	5,216,265
620,000		Province of Quebec Canada	4.625	05/14/18	724,812
1,000,000		Province of Quebec Canada	3.500	07/29/20	1,100,000
3,000,000		Province of Quebec Canada	2.750	08/25/21	3,103,131
500,000	g	Qatar Government International Bond	4.500	01/20/22	551,750

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000	g	Republic of Ghana	8.500%	10/04/17	$830,625
770,000	g	Republic of Indonesia	4.875	05/05/21	839,300
416,667		Republic of Serbia	6.750	11/01/24	400,000
900,000		Republic of Turkey	6.000	01/14/41	947,250
750,000	g	Romanian Government International Bond	6.750	02/07/22	781,875
240,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	248,273
750,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	754,680
320,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	348,000
220,000	g	Russian Foreign Bond - Eurobond	4.500	04/04/22	230,474
1,000,000	g	Slovakia Government International Bond	4.375	05/21/22	985,000
400,000		South Africa Government International Bond	5.875	05/30/22	476,344
750,000		South Africa Government International Bond	4.665	01/17/24	811,875
75,000		South Africa Government International Bond	6.250	03/08/41	94,875
270,000	g	Sri Lanka Government International Bond	6.250	07/27/21	271,579
395,000		Turkey Government International Bond	5.125	03/25/22	411,294
850,000		Turkey Government International Bond	6.250	09/26/22	962,625
465,000		Turkey Government International Bond	6.750	05/30/40	540,562
152,000		United Mexican States	5.875	02/17/14	162,868
300,000		United Mexican States	5.950	03/19/19	365,700
500,000		United Mexican States	5.125	01/15/20	586,250

		TOTAL FOREIGN GOVERNMENT BONDS			81,876,786

MORTGAGE BACKED - 24.8%
1,377,674		Federal Home Loan Mortgage Corp (FHLMC) (Interest Only)	4.000	06/15/34	95,147
399,707	i	FHLMC	2.380	02/01/36	424,614
1,205,849	i	FHLMC	2.732	07/01/36	1,289,268
349,515	i	FHLMC	2.603	09/01/36	373,508
269,080	i	FHLMC	2.605	09/01/36	285,516
183,381	i	FHLMC	5.741	02/01/37	197,585
490,416	i	FHLMC	2.835	03/01/37	524,032
57,184	i	FHLMC	5.932	04/01/37	62,181
42,492	i	FHLMC	5.758	05/01/37	45,953
795,987	i	FHLMC	3.871	06/01/37	851,083
317,189	i	FHLMC	4.946	08/01/37	336,358
1,035,954		FHLMC	5.500	08/01/39	1,144,087
29,358		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	31,499
459,206		FGLMC	5.500	01/01/19	502,663
99,760		FGLMC	4.500	01/01/20	106,625
619,219		FGLMC	4.500	07/01/20	669,841
188,044		FGLMC	4.500	09/01/20	200,867
202,943		FGLMC	5.000	10/01/20	218,157
390,051		FGLMC	5.500	10/01/20	426,964
25,542		FGLMC	7.000	10/01/20	29,847
161,801		FGLMC	4.500	06/01/21	172,834
284,448		FGLMC	5.500	08/01/21	310,389
99,125		FGLMC	5.000	04/01/23	106,106
123,784		FGLMC	4.500	09/01/24	131,625
55,310		FGLMC	6.500	01/01/29	63,280
4,614		FGLMC	8.000	01/01/31	5,671
297,190		FGLMC	6.000	03/01/33	333,214
1,178,303		FGLMC	5.500	12/01/33	1,292,825
986,655		FGLMC	7.000	12/01/33	1,175,543

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$793,751		FGLMC	5.000%	01/01/34	$858,834
362,338		FGLMC	5.000	05/01/34	391,651
473,004		FGLMC	4.500	10/01/34	506,413
208,934		FGLMC	5.500	12/01/34	228,871
618,659		FGLMC	5.500	03/01/35	676,468
335,226		FGLMC	6.000	04/01/35	369,367
399,884		FGLMC	7.000	05/01/35	476,439
1,093,846		FGLMC	5.500	06/01/35	1,196,742
609,593		FGLMC	5.500	06/01/35	666,707
103,651		FGLMC	5.000	02/01/36	111,728
212,388		FGLMC	5.500	04/01/36	233,416
19,275		FGLMC	6.500	05/01/36	21,643
225,104		FGLMC	6.500	10/01/36	252,759
499,143		FGLMC	5.500	04/01/37	543,133
239,587		FGLMC	6.000	08/01/37	263,177
43,790		FGLMC	6.000	09/01/37	48,578
196,142		FGLMC	6.500	11/01/37	220,239
771,918		FGLMC	5.000	04/01/38	846,427
381,593		FGLMC	6.000	11/01/38	418,786
545,747		FGLMC	4.000	06/01/39	579,542
426,936		FGLMC	4.500	11/01/40	471,766
2,885,298		FGLMC	4.000	12/01/40	3,106,344
3,277,156		FGLMC	4.000	12/01/40	3,544,608
1,300,269		FGLMC	4.000	12/01/40	1,406,386
476,774		FGLMC	4.500	12/01/40	524,752
5,921,900		FGLMC	4.000	01/01/41	6,348,741
3,000,000	h	FGLMC	3.500	07/15/42	3,147,188
3,000,000	h	FGLMC	4.000	07/15/42	3,183,281
9,000,000	h	FGLMC	4.500	07/15/42	9,611,719
3,000,000	h	FGLMC	5.000	07/15/42	3,224,531
3,749		Federal National Mortgage Association (FNMA)	5.000	06/01/13	3,898
2,051,497		FNMA	4.778	02/01/14	2,132,255
2,632,364		FNMA	4.640	11/01/14	2,804,791
358,783		FNMA	4.563	01/01/15	379,385
51,071		FNMA	6.500	10/01/16	54,826
30,885		FNMA	6.500	11/01/16	33,156
141,666		FNMA	5.000	12/01/17	153,387
50,861		FNMA	6.500	02/01/18	56,056
134,236		FNMA	5.500	04/01/18	147,089
70,284		FNMA	5.500	05/01/18	77,014
63,208		FNMA	6.000	01/01/19	69,497
1,000,000		FNMA	4.000	02/25/19	1,058,170
400,969		FNMA	4.500	04/01/19	431,506
97,709		FNMA	4.500	06/01/19	105,150
146,794		FNMA	5.000	03/01/20	158,939
48,119		FNMA	4.500	11/01/20	51,783
54,494		FNMA	4.500	12/01/20	59,598
133,858		FNMA	5.000	12/01/20	144,954
232,942		FNMA	5.000	03/01/21	252,215
20,795		FNMA	8.000	03/01/23	23,756
256,281		FNMA	5.500	02/01/24	282,392
299,816		FNMA	4.000	05/01/24	319,043

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$583,853		FNMA	5.500%	07/01/24	$642,606
249,105		FNMA	4.500	08/01/24	267,181
1,225,454		FNMA	5.000	10/01/25	1,340,394
11,615		FNMA	9.000	11/01/25	14,318
4,968,775	h	FNMA	3.000	05/01/27	5,254,185
11,000,000	h	FNMA	3.000	07/25/27	11,524,218
1,000,000	h	FNMA	4.000	07/25/27	1,063,438
11,027		FNMA	7.500	01/01/29	13,253
289,865		FNMA	7.000	07/01/32	342,678
55,903		FNMA	5.000	02/01/33	60,832
429,869		FNMA	4.500	03/25/33	451,149
168,636		FNMA	5.000	07/01/33	183,504
671,261		FNMA	5.500	07/01/33	737,971
505,928		FNMA	4.500	08/01/33	544,508
545,126		FNMA	4.500	10/01/33	586,694
198,380		FNMA	5.000	10/01/33	215,870
262,044		FNMA	5.000	10/01/33	285,148
593,195		FNMA	5.000	11/01/33	664,033
607,703		FNMA	5.000	11/01/33	680,273
364,966		FNMA	5.500	12/01/33	401,236
142,103		FNMA	5.500	12/01/33	156,669
447,216		FNMA	5.000	03/01/34	486,646
101,559		FNMA	5.000	03/01/34	110,513
106,077		FNMA	5.000	03/01/34	115,430
865,930		FNMA	5.000	03/01/34	942,278
87,137		FNMA	5.000	03/01/34	94,820
724,648		FNMA	5.000	04/01/34	788,086
1,633,460		FNMA	5.000	08/01/34	1,773,755
322,703		FNMA	6.000	08/01/34	363,383
121,170		FNMA	6.000	12/01/34	135,839
251,087		FNMA	5.500	01/01/35	277,138
547,579		FNMA	5.500	02/01/35	601,997
209,212		FNMA	6.000	04/01/35	233,493
1,567,560		FNMA	5.500	05/01/35	1,741,469
2,161,374		FNMA	5.500	05/01/35	2,396,908
745,045		FNMA	6.000	05/01/35	830,119
22,645		FNMA	7.500	06/01/35	25,151
409,199		FNMA	6.000	07/01/35	452,727
394,659		FNMA	5.000	08/01/35	428,222
113,815		FNMA	5.000	10/01/35	123,494
1,254,507		FNMA	5.000	10/01/35	1,361,194
263,590		FNMA	5.500	12/01/35	289,124
322,610		FNMA	5.000	02/01/36	350,842
352,648		FNMA	6.000	03/01/36	388,617
735,300		FNMA	6.000	04/01/36	810,299
255,588		FNMA	6.500	04/01/36	288,566
377,120	i	FNMA	2.385	07/01/36	396,100
535,584	i	FNMA	2.669	09/01/36	574,313
206,506		FNMA	6.500	09/01/36	234,636
222,903		FNMA	6.000	12/01/36	245,639
119,142		FNMA	7.000	02/01/37	138,667
342,719		FNMA	6.500	03/01/37	389,403

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$33,130		FNMA	7.000%	04/01/37	$38,559
132,313		FNMA	6.500	08/01/37	150,460
105,960		FNMA	6.500	08/01/37	120,394
40,059		FNMA	6.000	09/01/37	44,833
56,689		FNMA	6.000	09/01/37	63,445
62,829		FNMA	6.000	09/01/37	70,317
75,906		FNMA	6.000	09/01/37	84,953
269,931		FNMA	6.500	09/01/37	304,760
84,877		FNMA	6.500	09/01/37	96,089
155,285		FNMA	6.500	09/01/37	175,321
337,965		FNMA	6.500	09/01/37	381,573
94,668		FNMA	6.500	09/01/37	107,564
134,914	i	FNMA	5.890	10/01/37	143,342
2,951,844		FNMA	6.000	11/01/37	3,252,929
103,414		FNMA	6.000	11/01/37	113,962
447,239		FNMA	6.000	11/01/38	491,879
234,642		FNMA	5.500	01/01/39	256,054
220,456		FNMA	6.000	01/01/39	242,460
286,407		FNMA	6.000	01/01/39	314,994
425,716		FNMA	4.500	02/01/39	456,849
826,105		FNMA	4.500	02/01/39	886,518
231,467		FNMA	5.500	02/01/39	252,589
7,342,542		FNMA	6.000	04/01/39	8,091,473
397,661		FNMA	4.500	05/01/39	426,742
463,795		FNMA	4.500	08/01/39	497,713
3,000,000		FNMA	4.000	02/25/40	3,273,868
1,692,179		FNMA	4.500	09/01/40	1,821,217
1,575,403		FNMA	4.500	09/01/40	1,695,536
4,545,244		FNMA	4.500	10/01/40	4,964,282
1,576,237		FNMA	4.000	11/01/40	1,680,247
1,745,385		FNMA	4.500	11/01/40	1,893,993
17,000,000	h	FNMA	3.500	07/25/42	17,868,595
36,000,000	h	FNMA	4.000	07/25/42	38,311,877
10,000,000	h	FNMA	4.500	07/25/42	10,726,562
13,000,000	h	FNMA	5.000	07/25/42	14,068,438
3,000,000	h	FNMA	5.500	07/25/42	3,272,344
5,000,000	h	FNMA	6.000	07/25/42	5,494,531
25,636		Government National Mortgage Association (GNMA)	7.500	11/15/23	30,358
4,687		GNMA	7.500	08/15/28	4,823
33,579		GNMA	6.500	12/15/28	39,236
81,306		GNMA	6.500	03/15/29	94,876
24,818		GNMA	8.500	10/20/30	31,105
8,316		GNMA	7.000	06/20/31	10,048
143,240		GNMA	5.000	02/15/33	158,811
124,430		GNMA	5.500	07/15/33	138,972
855,512		GNMA	5.000	09/15/33	948,512
192,505		GNMA	5.500	11/20/33	215,123
776,835		GNMA	5.500	02/20/35	867,138
269,145		GNMA	5.500	03/20/35	300,431
135,666		GNMA	6.000	10/20/36	152,518
141,583		GNMA	6.000	01/20/37	159,170
209,204		GNMA	6.000	02/20/37	235,190

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$387,935		GNMA	6.000%	12/15/37	$435,970
302,910		GNMA	5.000	04/15/38	333,472
306,522		GNMA	5.500	07/15/38	340,334
365,957		GNMA	5.500	07/20/38	406,439
142,954		GNMA	6.000	08/15/38	160,654
135,632		GNMA	6.000	08/20/38	152,119
664,236		GNMA	4.500	03/15/39	727,543
200,557		GNMA	5.000	07/20/39	221,646
244,218		GNMA	4.000	08/15/39	267,549
7,528,859		GNMA	4.500	01/20/41	8,314,927
2,000,000	h	GNMA	3.500	07/15/42	2,139,062
13,000,000	h	GNMA	4.000	07/15/42	14,196,406
4,000,000	h	GNMA	4.500	07/15/42	4,373,125
3,000,000	h	GNMA	5.000	07/15/42	3,300,938
1,000,000	h	GNMA	5.500	07/15/42	1,109,531
5,000,000	h	GNMA	4.500	07/20/42	5,496,094
3,000,000	h	GNMA	5.000	07/20/42	3,313,125

		TOTAL MORTGAGE BACKED			277,317,911

MUNICIPAL BONDS - 0.2%
600,000		Grant County Public Utility District No 2	5.630	01/01/27	712,728
775,000		State of California	7.625	03/01/40	1,001,951
775,000		State of Illinois	6.725	04/01/35	850,260

		TOTAL MUNICIPAL BONDS			2,564,939

U.S. TREASURY SECURITIES - 10.7%
3,902,500		United States Treasury Bond	5.250	02/15/29	5,504,964
8,235,000		United States Treasury Bond	5.375	02/15/31	11,999,943
507,000		United States Treasury Bond	4.500	02/15/36	680,964
742,500		United States Treasury Bond	4.750	02/15/41	1,048,781
14,130,000		United States Treasury Bond	4.375	05/15/41	18,872,381
4,072,000		United States Treasury Bond	3.125	02/15/42	4,373,580
100,000		United States Treasury Note	0.250	10/31/13	99,953
830,000		United States Treasury Note	0.125	12/31/13	827,796
200,000		United States Treasury Note	0.250	06/30/14	199,750
2,887,000		United States Treasury Note	2.500	04/30/15	3,055,936
2,075,000		United States Treasury Note	0.375	06/15/15	2,073,218
9,502,000		United States Treasury Note	1.250	09/30/15	9,736,585
1,000,000		United States Treasury Note	2.375	03/31/16	1,067,578
340,000		United States Treasury Note	0.625	05/31/17	338,433
25,614,000		United States Treasury Note	0.750	06/30/17	25,640,024
18,830,000		United States Treasury Note	2.375	05/31/18	20,401,138
530,000		United States Treasury Note	1.750	10/31/18	554,554
280,000		United States Treasury Note	2.625	11/15/20	307,760
4,302,000		United States Treasury Note	8.000	11/15/21	6,753,469
575,000		United States Treasury Note	2.000	02/15/22	594,361
5,089,000		United States Treasury Note	1.750	05/15/22	5,130,348

		TOTAL U.S. TREASURY SECURITIES			119,261,516

		TOTAL GOVERNMENT BONDS			484,266,460
		(Cost $461,290,155)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 11.3%

ASSET BACKED - 5.6%
$4,408,565	g	ABSC Manufactured Housing Contract	5.019%	04/16/30	$4,477,449
		Series - 2004 OK1 (Class A3)
596,588		Accredited Mortgage Loan Trust	4.330	06/25/33	507,498
		Series - 2003 1 (Class A1)
1,000,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	1,027,017
		Series - 2011 1 (Class C)
2,315,552	i	Ameriquest Mortgage Securities	0.565	05/25/35	2,268,465
		Series - 0 R3 (Class A3D)
100,000	g,i,m	ARTS Ltd	0.724	06/15/13	97,000
		Series - 2005 BA (Class B)
375,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	393,542
		Series - 2010 5A (Class A)
991,423	i	Bear Stearns Asset Backed Securities Trust	0.615	11/25/39	894,770
		Series - 2005 SD3 (Class 2A1)
1,477,629	i	BNC Mortgage Loan Trust	0.345	05/25/37	1,333,849
		Series - 0 2 (Class A2)
876,053		Centex Home Equity	5.540	01/25/32	882,615
		Series - 2002 A (Class AF6)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	150,402
		Series - 2004 2 (Class 1B)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	371,413
		Series - 2004 2 (Class 1M1)
669,498		CIT Group Home Equity Loan Trust	6.390	12/25/30	94,257
		Series - 2002 2 (Class MF2)
1,784,154		Countrywide Asset-Backed Certificates	5.216	10/25/17	1,740,615
		Series - 2002 S4 (Class A5)
424,430	i	Countrywide Asset-Backed Certificates	0.665	02/25/36	421,895
		Series - 2005 11 (Class 3AV3)
1,291,496	i	Countrywide Asset-Backed Certificates	5.513	08/25/36	1,275,312
		Series - 2006 S9 (Class A2)
454,785	i	Countrywide Asset-Backed Certificates	0.355	11/25/36	446,742
		Series - 0 S1 (Class A1A)
2,142,981	i	Countrywide Asset-Backed Certificates	0.305	11/25/37	2,110,274
		Series - 2007 8 (Class 2A1)
585,715	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	586,292
		Series - 2006 15 (Class A2)
73,286	g	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	70,551
		Series - 2007 MX1 (Class A1)
1,025,000	g,i	DB/UBS Mortgage Trust	5.728	11/10/46	1,053,219
		Series - 2011 LC1A (Class C)
2,542,591	i	First Franklin Mortgage Loan Asset Backed Certificates	0.685	03/25/35	2,395,484
		Series - 2005 FF2 (Class M2)
1,237,541	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	1,182,161
		Series - 2007 1A (Class AF3)
400,000		Ford Credit Auto Owner Trust	3.210	07/15/17	416,164
		Series - 2011 A (Class D)
2,748,857	g,i	GMAC MORTGAGE CORP LOAN TRUST	0.995	02/25/31	2,432,626
		Series - 2004 VF1 (Class A1)
3,254,794	i	Greenpoint Mortgage Funding Trust	0.605	07/25/30	3,055,229
		Series - 2005 HE4 (Class 2A4C)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,022,759	i	HSI Asset Securitization Corp Trust	0.605%	07/25/35	$1,008,668
		Series - 2005 NC1 (Class 2A3)
2,809,091	i	HSI Asset Securitization Corp Trust	0.435	12/25/35	2,583,796
		Series - 2006 OPT1 (Class 2A3)
1,330,168		Lehman XS Trust	6.500	06/25/46	741,759
		Series - 2006 13 (Class 2A1)
4,296,501	i	Lehman XS Trust	0.405	08/25/46	3,280,808
		Series - 2006 GP4 (Class 3A2A)
868,232	i	Long Beach Mortgage Loan Trust	0.995	02/25/35	857,479
		Series - 2005 1 (Class M1)
3,026	i	Morgan Stanley ABS Capital I	0.285	01/25/37	3,016
		Series - 2007 HE2 (Class A2A)
1,828,967		Renaissance Home Equity Loan Trust	5.392	07/25/34	1,862,739
		Series - 2004 2 (Class AF4)
1,235,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	580,393
		Series - 2006 3 (Class AF3)
403,831		Residential Asset Mortgage Products, Inc	4.970	09/25/33	415,020
		Series - 2003 RZ5 (Class A7)
114,176	i	Residential Asset Mortgage Products, Inc	0.685	07/25/35	113,486
		Series - 2005 EFC2 (Class M1)
194,065	i	Residential Asset Securities Corp	6.489	10/25/30	177,991
		Series - 2001 KS2 (Class AI6)
151,400	i	Residential Asset Securities Corp	0.675	04/25/35	142,732
		Series - 2005 KS3 (Class M3)
760,638		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	757,323
		Series - 2006 HI5 (Class A3)
1,850,000		Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	1,271,546
		Series - 2005 HI3 (Class M5)
4,409,960		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	4,410,516
		Series - 2006 HI2 (Class A3)
707,480		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	708,323
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	467,282
		Series - 2006 HI1 (Class M1)
1,500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	1,301,811
		Series - 2006 HI1 (Class M2)
896,498	i	SACO I, Inc	0.795	05/25/35	859,437
		Series - 2005 5 (Class 2M1)
762,407	i	SACO I, Inc	0.805	09/25/35	741,501
		Series - 2005 7 (Class A)
769,605	i	SACO I, Inc	0.805	11/25/35	693,201
		Series - 2005 8 (Class A1)
2,375,409	i	SACO I, Inc	1.005	11/25/35	2,150,429
		Series - 2005 8 (Class A3)
610,629		Saxon Asset Securities Trust	6.120	11/25/30	613,584
		Series - 2002 2 (Class AF6)
772,105	i	Securitized Asset Backed Receivables LLC	0.545	10/25/35	735,313
		Series - 2006 OP1 (Class A2C)
340,000	g	SLM Student Loan Trust	3.740	02/15/29	351,231
		Series - 2011 B (Class A2)
1,521,722	i	Soundview Home Equity Loan Trust	0.545	11/25/35	1,424,928
		Series - 2005 OPT3 (Class A4)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$264,069	i	Soundview Home Equity Loan Trust	0.355%	10/25/36	$262,146
		Series - 2006 EQ1 (Class A2)
1,050,776	i	Structured Asset Investment Loan Trust	0.645	05/25/35	1,009,426
		Series - 2005 4 (Class M1)
975,796	i	Structured Asset Investment Loan Trust	0.525	12/25/35	967,239
		Series - 2005 10 (Class A5)
1,500,000	i	Structured Asset Securities Corp	0.725	07/25/35	690,393
		Series - 2005 WF3 (Class M1)
455,000	g	Vornado DP LLC	5.280	09/13/28	482,022
		Series - 2010 VNO (Class C)
701,902	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	638,731
		Series - 2006 N1 (Class N1)
177,869	g,i	Wachovia Loan Trust	0.605	05/25/35	139,562
		Series - 2005 SD1 (Class A)
116,378	i	Wells Fargo Home Equity Trust	0.385	07/25/36	105,830
		Series - 2006 2 (Class A3)
200,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	221,477
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			62,455,979

OTHER MORTGAGE BACKED - 5.7%
2,000,000	g	7 WTC Depositor LLC Trust	4.082	03/13/31	2,031,982
		Series - 2012 7WTC (Class A)
800,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	850,510
		Series - 2006 4 (Class AM)
42,706	i	Banc of America Funding Corp	0.324	05/20/47	42,583
		Series - 2007 C (Class 7A3)
411,075	g,i	Banc of America Large Loan, Inc	0.502	03/15/22	409,040
		Series - 2005 MIB1 (Class B)
1,231,665	g,i	Banc of America Large Loan, Inc	0.552	03/15/22	1,207,093
		Series - 2005 MIB1 (Class C)
184,000	g,i	Banc of America Large Loan, Inc	0.602	03/15/22	178,949
		Series - 2005 MIB1 (Class D)
152,000	g,i	Banc of America Large Loan, Inc	0.642	03/15/22	147,676
		Series - 2005 MIB1 (Class E)
2,174,077	g,i	Banc of America Large Loan, Inc	5.898	02/15/51	2,265,708
		Series - 2010 UB3 (Class A4B3)
890,282		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	770,452
		Series - 2005 AC2 (Class 1A)
200,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	225,910
		Series - 2006 PW14 (Class A4)
330,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	353,266
		Series - 2006 PW13 (Class AM)
100,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	107,272
		Series - 2006 T24 (Class AM)
140,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	161,122
		Series - 2007 PW18 (Class A4)
538,416		Chase Mortgage Finance Corp	5.500	10/25/35	545,261
		Series - 2005 S2 (Class A25)
1,031,167		Citicorp Mortgage Securities, Inc	5.500	07/25/35	995,203
		Series - 2005 4 (Class 1A7)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$465,318		Citicorp Mortgage Securities, Inc	5.750%	11/25/36	$466,068
		Series - 2006 6 (Class A2)
430,162		Citicorp Mortgage Securities, Inc	6.000	05/25/37	430,150
		Series - 2007 4 (Class 1A7)
11,339	g,i	Citigroup Commercial Mortgage Trust	0.382	04/15/22	10,847
		Series - 2007 FL3A (Class A2)
2,340,000	g	Commercial Mortgage Pass Through Certificates	4.305	12/10/24	2,354,457
		Series - 2011 STRT (Class B)
1,625,000	g	Commercial Mortgage Pass Through Certificates	4.755	12/10/24	1,634,025
		Series - 2011 STRT (Class C)
560,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	589,799
		Series - 2007 C9 (Class AM)
394,681		Countrywide Alternative Loan Trust	5.500	08/25/16	405,727
		Series - 2004 30CB (Class 1A15)
2,509,273		Countrywide Alternative Loan Trust	5.500	08/25/34	2,553,968
		Series - 2004 14T2 (Class A2)
1,298,686		Countrywide Alternative Loan Trust	5.500	10/25/35	69,797
		Series - 2005 42CB (Class A12)
1,572,268	i	Countrywide Alternative Loan Trust	0.385	07/25/46	1,510,478
		Series - 2006 OA8 (Class 2A2)
128,212		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	127,459
		Series - 2005 12 (Class 1A5)
1,174,308	i	Countrywide Home Loan Mortgage Pass Through Trust	0.545	08/25/35	1,148,125
		Series - 2005 J2 (Class 3A6)
325,592		Countrywide Home Loan Mortgage Pass Through Trust	4.500	09/25/35	325,757
		Series - 2005 J3 (Class 2A3)
1,932,876		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	1,939,777
		Series - 2005 17 (Class 1A10)
40,277		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	40,380
		Series - 2005 J3 (Class 1A1)
102,040	g,i	Credit Suisse Mortgage Capital Certificates	0.422	04/15/22	93,366
		Series - 2007 TF2A (Class A1)
725,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	812,292
		Series - 2006 OMA (Class D)
2,400,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	2,349,818
		Series - 2009 RR1 (Class A3C)
170,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	172,805
		Series - 2003 C3 (Class B)
972,106	g	DB/UBS Mortgage Trust	3.742	11/10/46	1,041,312
		Series - 2011 LC1A (Class A1)
709,396	g,i	Deutsche Mortgage Securities, Inc	5.248	06/26/35	719,712
		Series - 2005 WF1 (Class 1A2)
425,000	g,i,m	GS Mortgage Securities Corp II	4.276	04/10/34	431,866
		Series - 2012 GSMS (Class C)
305,000	g,i	GS Mortgage Securities Corp II	5.403	12/10/43	302,641
		Series - 2010 C2 (Class C)
515,000	g,i	GS Mortgage Securities Corp II	5.403	12/10/43	557,629
		Series - 2010 C2 (Class B)
100,000	g,i	HVB Mortgage Capital Corp	2.291	09/10/22	96,650
		Series - 2003 FL1A (Class J)
3,156,871	i	Impac CMB Trust	0.885	08/25/35	2,202,861
		Series - 2005 5 (Class A1)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,750,914	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.617%	07/15/19	$1,694,010
		Series - 2007 FL1A (Class A1)
361,325	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	7.931	10/12/37	364,651
		Series - 2002 CIB5 (Class S1)
129,045	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	8.648	10/12/37	130,012
		Series - 2002 CIB5 (Class S2)
2,090,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	2,243,442
		Series - 2006 LDP8 (Class AM)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.431	07/15/46	295,225
		Series - 2011 C4 (Class C)
720,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	796,569
		Series - 2006 LDP9 (Class A3)
1,040,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.009	06/15/49	1,141,716
		Series - 2007 LD11 (Class A4)
61,461	i	JP Morgan Mortgage Trust	4.277	04/25/35	61,977
		Series - 2005 A2 (Class 5A1)
1,120,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,263,594
		Series - 2007 C1 (Class A4)
320,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	357,205
		Series - 2007 C2 (Class A3)
75,000	i	LB-UBS Commercial Mortgage Trust	5.858	07/15/40	85,655
		Series - 2007 C6 (Class A4)
116,803		MASTER Asset Securitization Trust	5.000	05/25/35	117,330
		Series - 2005 1 (Class 2A5)
1,427,144		MASTR Alternative Loans Trust	5.500	02/25/35	1,061,030
		Series - 2005 1 (Class 6A5)
3,367,689	i	Merrill Lynch Mortgage Investors, Inc	2.672	12/25/35	3,189,201
		Series - 2005 A9 (Class 2A1B)
241,897	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	260,622
		Series - 2005 CIP1 (Class AM)
1,445,000	i	Morgan Stanley Capital I	5.447	02/12/44	1,633,857
		Series - 2007 HQ11 (Class A4)
1,242,000	g,i	Morgan Stanley Capital I	5.422	09/15/47	1,238,208
		Series - 2011 C1 (Class C)
82,000	g,i	Morgan Stanley Capital I	5.422	09/15/47	74,436
		Series - 2011 C1 (Class D)
125,000	i	Morgan Stanley Capital I	5.544	11/12/49	129,464
		Series - 2007 T25 (Class AM)
1,000,000	i	Nomura Asset Securities Corp	7.332	03/15/30	1,021,015
		Series - 1998 D6 (Class A2)
488,635	i	Opteum Mortgage Acceptance Corp	0.645	02/25/35	473,829
		Series - 2005 1 (Class A4)
138,904		RALI Trust	6.500	05/25/32	139,836
		Series - 2002 QS6 (Class A9)
1,145,000	g,i	RBSCF Trust	4.799	04/15/24	1,200,150
		Series - 2010 MB1 (Class B)
1,684,744		Residential Accredit Loans, Inc	4.350	03/25/34	1,734,526
		Series - 2004 QS4 (Class A1)
869,167		Residential Accredit Loans, Inc	5.750	05/25/35	129,040
		Series - 2005 QS6 (Class A7)
2,605,780	i	Residential Accredit Loans, Inc	0.435	05/25/46	1,379,242
		Series - 2006 QO5 (Class 2A1)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,590,159	g,i	Springleaf Mortgage Loan Trust	2.667%	09/25/57	$1,589,144
		Series - 2012 1A (Class A)
39,976	i	Structured Adjustable Rate Mortgage Loan Trust	1.005	03/25/35	39,400
		Series - 2005 6XS (Class A3)
3,185,070	i	Structured Adjustable Rate Mortgage Loan Trust	0.585	08/25/35	2,621,634
		Series - 2005 16XS (Class A1)
1,602,740	i	Structured Asset Mortgage Investments, Inc	0.555	09/25/45	920,615
		Series - 2005 AR6 (Class 2A1)
111,796		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	115,783
		Series - 2007 C30 (Class A3)
1,425,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	1,360,728
		Series - 2007 C30 (Class AM)
880,000	i	Wachovia Bank Commercial Mortgage Trust	6.171	06/15/45	960,863
		Series - 2006 C26 (Class AM)
415,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	452,427
		Series - 2007 C31 (Class A5)
225,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	234,651
		Series - 2006 C29 (Class AM)
100,000	i	Wachovia Bank Commercial Mortgage Trust	6.097	02/15/51	112,063
		Series - 2007 C33 (Class A4)
498,076		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	497,899
		Series - 2005 2 (Class 1A1)
225,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	250,092
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			64,050,934

		TOTAL STRUCTURED ASSETS			126,506,913
		(Cost $128,353,111)

		TOTAL BONDS			1,044,679,559
		(Cost $1,003,693,670)

SHARES	COMPANY

PREFERRED STOCKS - 0.1%

DIVERSIFIED FINANCIALS - 0.1%
54,446	GMAC Capital Trust I	8.125	02/15/40	1,309,426

	TOTAL DIVERSIFIED FINANCIALS			1,309,426

	TOTAL PREFERRED STOCKS			1,309,426
	(Cost $1,361,150)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER		RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 17.3%
TREASURY DEBT - 17.3%
$74,300,000	d	United States Treasury Bill		0.058-0.080%	07/12/12	$74,298,693
7,560,000		United States Treasury Bill		0.045-0.081	07/19/12	7,559,819
15,135,000	d	United States Treasury Bill		0.057-0.090	08/02/12	15,133,915
44,400,000		United States Treasury Bill		0.048-0.057	08/23/12	44,396,793
7,400,000	d	United States Treasury Bill		0.068-0.080	09/06/12	7,399,082
2,200,000	d	United States Treasury Bill		0.105	09/13/12	2,199,654
37,170,000	d	United States Treasury Bill		0.075	09/20/12	37,164,015
5,000,000		United States Treasury Bill		0.080	09/27/12	4,998,975

		TOTAL TREASURY DEBT				$193,150,946

		TOTAL SHORT-TERM INVESTMENTS				193,150,946
		(Cost $193,150,515)

		TOTAL INVESTMENTS - 114.7%				1,283,969,716
		(Cost $1,243,184,942)
		OTHER ASSETS & LIABILITIES, NET - (14.7)%				(164,176,327)

		NET ASSETS - 100.0%				$1,119,793,389

		Abbreviation(s):
		ABS	Asset-Based Security
		REIT	Real Estate Investment Trust

	d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2012, the aggregate value of these securities amounted to $178,898,412 or 16.0% of net assets.

	h	All or a portion of these securities were purchased on a delayed delivery basis.
	i	Floating or variable rate security. Coupon reflects the rate at period end.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.0%

CAPITAL GOODS - 0.1%
$492,500	i	TransDigm, Inc	4.000%	02/14/17	$491,476

		TOTAL CAPITAL GOODS			491,476

CONSUMER SERVICES - 0.2%
1,470,654	i	Ameristar Casinos, Inc	4.000	04/14/18	1,468,816

		TOTAL CONSUMER SERVICES			1,468,816

DIVERSIFIED FINANCIALS - 0.2%
1,975,000	i	TransUnion LLC	5.500	02/10/18	1,972,531

		TOTAL DIVERSIFIED FINANCIALS			1,972,531

FOOD & STAPLES RETAILING - 0.2%
1,917,519	i	Del Monte Foods Co	4.500	03/08/18	1,887,567

		TOTAL FOOD & STAPLES RETAILING			1,887,567

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
648,951	i	Fresenius US Finance I, Inc	3.500	09/10/14	647,056
1,804,895	i	Fresenius US Finance I, Inc	3.500	09/10/14	1,799,625
557,000	i	HCA, Inc	1.495	11/17/12	555,000

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,001,681

		TOTAL BANK LOAN OBLIGATIONS			8,822,071
		(Cost $8,854,888)

BONDS - 92.7%

CORPORATE BONDS - 36.6%

BANKS - 9.3%
7,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	7,167,377
500,000	g,i	Banco Bradesco S.A.	2.566	05/16/14	499,340
260,000	g	Banco de Bogota S.A.	5.000	01/15/17	274,300
500,000	g	Banco de Credito del Peru	4.750	03/16/16	513,750
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	494,382
785,000		Banco do Brasil S.A.	3.875	01/23/17	804,625
280,000	g	Banco Santander Chile	3.750	09/22/15	280,047
1,000,000		Bank of America Corp	4.750	08/15/13	1,023,415
2,675,000		Bank of America Corp	3.750	07/12/16	2,696,758
150,000		Bank of New York Mellon Corp	1.969	06/20/17	151,760
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.250	02/24/14	1,015,051
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,022,048
3,250,000		Capital One Financial Corp	2.125	07/15/14	3,277,667
1,000,000		Capital One Financial Corp	3.150	07/15/16	1,035,600

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000		Citigroup, Inc	6.000%	12/13/13	$1,576,427
4,565,000		Citigroup, Inc	5.000	09/15/14	4,679,431
3,100,000		Citigroup, Inc	4.750	05/19/15	3,253,887
1,075,000		Citigroup, Inc	4.450	01/10/17	1,126,861
750,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	771,890
250,000		Deutsche Bank AG	3.875	08/18/14	260,280
500,000		Deutsche Bank AG	3.250	01/11/16	514,573
1,000,000	g	HSBC Bank plc	1.625	08/12/13	1,004,682
1,000,000	g	HSBC Bank plc	3.500	06/28/15	1,045,733
900,000		HSBC USA, Inc	2.375	02/13/15	910,258
618,000	g	ICICI Bank Ltd	5.500	03/25/15	632,839
500,000	g	ICICI Bank Ltd	4.750	11/25/16	495,510
1,000,000		Inter-American Development Bank	1.125	03/15/17	1,009,461
2,297,000		JPMorgan Chase & Co	3.150	07/05/16	2,362,244
500,000	g	National Australia Bank Ltd	2.500	01/08/13	504,827
2,500,000	g	National Australia Bank Ltd	2.000	06/20/17	2,495,145
7,500,000	g	NIBC Bank NV	2.800	12/02/14	7,781,257
500,000	g	Shinhan Bank	4.125	10/04/16	526,332
1,330,000	g	Shinhan Bank	4.375	07/27/17	1,418,448
1,000,000	g	Sumitomo Mitsui Banking Corp	2.150	07/22/13	1,007,843
10,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	10,185,560
500,000		Union Bank NA	2.125	06/16/17	500,091
1,000,000		US Bancorp	1.125	10/30/13	1,004,702
1,000,000		US Bancorp	3.125	04/01/15	1,055,757
500,000		US Bancorp	1.650	05/15/17	503,651
2,000,000		Wells Fargo & Co	1.500	07/01/15	2,001,512
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,507,822
1,000,000		Westpac Banking Corp	2.100	08/02/13	1,014,792
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,035,839
6,000,000	g	Westpac Banking Corp	2.450	11/28/16	6,171,000

		TOTAL BANKS			80,614,774

CAPITAL GOODS - 0.9%
2,500,000		Caterpillar Financial Services Corp	1.550	12/20/13	2,534,210
375,000		Caterpillar, Inc	0.950	06/26/15	376,386
475,000		Caterpillar, Inc	1.500	06/26/17	475,658
250,000		CRH America, Inc	4.125	01/15/16	254,135
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,031,491
1,000,000		Lockheed Martin Corp	2.125	09/15/16	1,023,623
1,000,000		Tyco International Finance S.A.	6.000	11/15/13	1,074,464
75,000		Tyco International Finance S.A.	4.125	10/15/14	80,943
575,000		United Technologies Corp	1.200	06/01/15	581,691
500,000		United Technologies Corp	1.800	06/01/17	510,619

		TOTAL CAPITAL GOODS			7,943,220

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
650,000	g,h	ADT Corp	2.250	07/15/17	653,049
1,000,000		Johnson Controls, Inc	1.750	03/01/14	1,014,330
1,000,000		Thomson Corp	5.250	08/15/13	1,047,221
1,000,000		Waste Management, Inc	2.600	09/01/16	1,026,174

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,740,774

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CONSUMER DURABLES & APPAREL - 0.3%
$475,000	g	Grupo Aval Ltd	5.250%	02/01/17	$497,562
598,000	i	Hanesbrands, Inc	4.113	12/15/14	598,006
1,000,000		Hanesbrands, Inc	8.000	12/15/16	1,101,250

		TOTAL CONSUMER DURABLES & APPAREL			2,196,818

CONSUMER SERVICES - 1.1%
2,750,000		GlaxoSmithKline Capital plc	0.750	05/08/15	2,749,686
1,000,000		GlaxoSmithKline Capital plc	1.500	05/08/17	1,001,811
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,030,738
1,000,000		Walt Disney Co	0.875	12/01/14	1,006,174
3,500,000		Walt Disney Co	1.125	02/15/17	3,486,529

		TOTAL CONSUMER SERVICES			9,274,938

DIVERSIFIED FINANCIALS - 7.0%
2,000,000	g	Abbey National Treasury Services plc	3.875	11/10/14	1,970,348
250,000		American Express Centurion Bank	5.550	10/17/12	253,513
500,000		American Express Centurion Bank	6.000	09/13/17	590,491
1,000,000		American Express Credit Corp	5.875	05/02/13	1,041,690
1,150,000		American Express Credit Corp	1.750	06/12/15	1,163,062
1,000,000		American Express Credit Corp	2.800	09/19/16	1,043,165
1,000,000	g	American Honda Finance Corp	4.625	04/02/13	1,030,372
500,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	515,000
1,000,000		Bank of New York Mellon Corp	1.200	02/20/15	1,005,408
1,100,000		Bank of New York Mellon Corp	2.300	07/28/16	1,134,959
3,000,000	g	Barclays Bank plc	2.250	05/10/17	2,999,823
750,000		Berkshire Hathaway, Inc	1.900	01/31/17	764,833
500,000		BlackRock, Inc	3.500	12/10/14	530,361
825,000		BlackRock, Inc	1.375	06/01/15	830,900
2,000,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	2,019,722
130,000		Credit Suisse	5.000	05/15/13	134,059
500,000		Credit Suisse	5.500	05/01/14	530,073
2,000,000	g	Credit Suisse AG.	1.625	03/06/15	2,007,060
500,000		FIA Card Services NA	7.125	11/15/12	509,349
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,755,782
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	938,416
1,000,000		General Electric Capital Corp	2.800	01/08/13	1,011,662
1,250,000		General Electric Capital Corp	1.875	09/16/13	1,263,038
500,000		General Electric Capital Corp	3.750	11/14/14	524,942
3,000,000		General Electric Capital Corp	1.625	07/02/15	3,000,424
2,000,000		General Electric Capital Corp	2.300	04/27/17	2,013,522
500,000	i	Goldman Sachs Capital II	4.000	06/01/43	338,510
650,000		Goldman Sachs Group, Inc	5.450	11/01/12	659,427
1,375,000		Goldman Sachs Group, Inc	3.300	05/03/15	1,374,810
3,015,000		Goldman Sachs Group, Inc	3.625	02/07/16	3,015,332
500,000		HSBC Finance Corp	4.750	07/15/13	516,098
160,000	g	Hyundai Capital America, Inc	3.750	04/06/16	165,927
200,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	210,195
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,008,434
150,000	g	International Lease Finance Corp	6.500	09/01/14	158,250
300,000		International Lease Finance Corp	5.750	05/15/16	304,375
385,000	g	Inversiones CMPC S.A.	4.750	01/19/18	400,591

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Jefferies Group, Inc	3.875%	11/09/15	$982,500
1,500,000		John Deere Capital Corp	0.875	04/17/15	1,501,684
1,000,000		John Deere Capital Corp	1.400	03/15/17	1,002,668
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	306,032
1,500,000		Morgan Stanley	2.875	01/24/14	1,483,120
150,000		Morgan Stanley	6.000	04/28/15	155,056
900,000		Morgan Stanley	5.375	10/15/15	919,997
2,250,000		Morgan Stanley	4.750	03/22/17	2,245,055
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	258,483
535,000		National Rural Utilities Cooperative Finance Corp	2.625	09/16/12	537,108
1,000,000		National Rural Utilities Cooperative Finance Corp	1.000	02/02/15	1,004,984
275,000		Northern Trust Corp	4.625	05/01/14	294,268
500,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	511,824
1,000,000		Royal Bank of Scotland plc	3.400	08/23/13	1,010,355
225,000		State Street Corp	4.300	05/30/14	239,549
1,000,000		Toyota Motor Credit Corp	1.000	02/17/15	1,001,184
500,000		Toyota Motor Credit Corp	2.050	01/12/17	511,068
1,000,000		UBS AG.	2.250	08/12/13	1,003,074
5,000,000	g	UBS AG.	1.875	01/23/15	5,049,985
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,057,927
1,000,000	g	Volkswagen International Finance NV	1.625	08/12/13	1,008,097

		TOTAL DIVERSIFIED FINANCIALS			60,817,941

ENERGY - 2.3%
250,000		Apache Corp	1.750	04/15/17	254,948
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,059,605
530,000		BP Capital Markets plc	3.200	03/11/16	563,712
2,000,000		BP Capital Markets plc	1.846	05/05/17	2,019,892
500,000		Chesapeake Energy Corp	7.625	07/15/13	515,625
350,000		ConocoPhillips	4.600	01/15/15	383,178
500,000		Devon Energy Corp	5.625	01/15/14	534,767
625,000		Devon Energy Corp	1.875	05/15/17	625,110
400,200		Dolphin Energy Ltd	5.888	06/15/19	438,219
390,000	g	Empresa Nacional del Petroleo	4.875	03/15/14	407,625
225,000		Enterprise Products Operating LLC	4.600	08/01/12	225,652
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,207,155
500,000	g	Gaz Capital S.A.	7.510	07/31/13	525,540
350,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	362,422
750,000	g	Korea National Oil Corp	3.125	04/03/17	764,791
350,000		Marathon Petroleum Corp	3.500	03/01/16	366,884
375,000		Noble Holding International Ltd	3.450	08/01/15	394,744
1,550,000		Noble Holding International Ltd	2.500	03/15/17	1,573,991
500,000	g	Novatek Finance Ltd	5.326	02/03/16	520,060
500,000		Occidental Petroleum Corp	2.500	02/01/16	524,075
750,000		Petrobras International Finance Co-Pifco	2.875	02/06/15	761,250
975,000		Petrobras International Finance Co-Pifco	3.875	01/27/16	1,006,629
925,000		Petrobras International Finance Co-Pifco	3.500	02/06/17	949,498
500,000		Petroleos Mexicanos	4.875	03/15/15	539,375
400,000	g	Phillips 66	1.950	03/05/15	402,864
500,000		Shell International Finance BV	3.100	06/28/15	533,437
100,000		Statoil ASA	2.900	10/15/14	104,879
1,000,000		Total Capital Canada Ltd	1.625	01/28/14	1,015,678

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000		Total Capital International S.A.	1.500%	02/17/17	$752,970
475,000		Valero Energy Corp	4.500	02/01/15	510,769
250,000		XTO Energy, Inc	4.625	06/15/13	259,108

		TOTAL ENERGY			20,104,452

FOOD & STAPLES RETAILING - 0.2%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,131,541
1,000,000		Kroger Co	5.000	04/15/13	1,030,374

		TOTAL FOOD & STAPLES RETAILING			2,161,915

FOOD, BEVERAGE & TOBACCO - 1.4%
700,000		Anheuser-Busch InBev Worldwide, Inc	4.125	01/15/15	754,393
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	528,215
2,000,000		Coca-Cola Co	0.750	03/13/15	2,004,040
600,000		Coca-Cola Co	1.800	09/01/16	616,246
1,000,000		Coca-Cola Enterprises, Inc	1.125	11/12/13	1,004,146
2,000,000		Constellation Brands, Inc	8.375	12/15/14	2,270,000
500,000		Diageo Capital plc	1.500	05/11/17	501,842
135,000		General Mills, Inc	5.200	03/17/15	149,858
2,000,000		HJ Heinz Co	1.500	03/01/17	1,995,424
1,000,000		Kraft Foods, Inc	5.250	10/01/13	1,052,616
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,012,246
150,000		Philip Morris International, Inc	4.875	05/16/13	155,561
250,000		Philip Morris International, Inc	6.875	03/17/14	276,013

		TOTAL FOOD, BEVERAGE & TOBACCO			12,320,600

HEALTH CARE EQUIPMENT & SERVICES - 1.9%
200,000		Becton Dickinson and Co	1.750	11/08/16	204,459
250,000		Boston Scientific Corp	4.500	01/15/15	266,389
500,000		Covidien International Finance S.A.	1.350	05/29/15	500,649
1,000,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	1,148,750
1,538,000		HCA, Inc	6.300	10/01/12	1,553,380
1,000,000		HCA, Inc	6.500	02/15/16	1,077,500
7,240,004	g	Hospital for Special Surgery	3.500	01/01/23	7,894,717
904,000		McKesson Corp	3.250	03/01/16	970,380
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	1,028,280
200,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	200,988
1,000,000		Thermo Fisher Scientific, Inc	2.050	02/21/14	1,021,959
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	260,497

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			16,127,948

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,054,262

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,054,262

INSURANCE - 0.8%
1,000,000		American International Group, Inc	3.650	01/15/14	1,021,420
675,000		Hartford Financial Services Group, Inc	4.000	10/15/17	677,800
2,000,000		MetLife, Inc	2.375	02/06/14	2,040,740
1,000,000		Prudential Financial, Inc	3.875	01/14/15	1,047,100
250,000		United Health Group, Inc	4.875	02/15/13	256,358

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000		Willis Group Holdings plc	4.125%	03/15/16	$1,568,118

		TOTAL INSURANCE			6,611,536

MATERIALS - 1.1%
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	204,139
2,000,000		Airgas, Inc	2.850	10/01/13	2,043,030
40,000		Airgas, Inc	4.500	09/15/14	42,745
1,665,000	g	Anglo American Capital plc	2.150	09/27/13	1,677,369
675,000		ArcelorMittal	3.750	08/05/15	678,741
250,000		ArcelorMittal	4.500	02/25/17	246,177
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,082,084
1,000,000		EI Du Pont de Nemours & Co	3.250	01/15/15	1,063,675
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	516,870
1,500,000		Teck Resources Ltd	10.250	05/15/16	1,674,375

		TOTAL MATERIALS			9,229,205

MEDIA - 1.5%
375,000		CBS Corp	1.950	07/01/17	374,625
600,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	632,419
1,000,000		DIRECTV Holdings LLC	2.400	03/15/17	1,006,585
1,010,000	g	DISH DBS Corp	4.625	07/15/17	1,011,262
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,072,500
2,000,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,185,000
1,000,000		Lamar Media Corp	9.750	04/01/14	1,120,000
1,000,000		NBCUniversal Media LLC	3.650	04/30/15	1,062,432
1,000,000		Nielsen Finance LLC	11.500	05/01/16	1,137,500
1,000,000		Time Warner Cable, Inc	7.500	04/01/14	1,108,692
250,000		Time Warner, Inc	3.150	07/15/15	263,657
1,000,000		Viacom, Inc	1.250	02/27/15	1,002,490
1,000,000		Viacom, Inc	3.500	04/01/17	1,075,879

		TOTAL MEDIA			13,053,041

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
1,000,000		Abbott Laboratories	2.700	05/27/15	1,053,544
600,000	g	Aristotle Holding, Inc	2.100	02/12/15	605,866
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	1,038,131
600,000		Johnson & Johnson	2.150	05/15/16	627,905
120,000		Life Technologies Corp	3.500	01/15/16	124,931
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,044,249
1,000,000	g	Mylan, Inc	7.625	07/15/17	1,100,000
180,000		Novartis Capital Corp	4.125	02/10/14	190,023
500,000		Novartis Capital Corp	2.900	04/24/15	528,976

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			6,313,625

REAL ESTATE - 0.2%
75,000		AMB Property LP	7.625	08/15/14	82,501
1,175,000		Health Care REIT, Inc	3.625	03/15/16	1,207,889
100,000		Ventas Realty LP	3.125	11/30/15	101,809

		TOTAL REAL ESTATE			1,392,199

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 1.3%
$2,000,000		Limited Brands, Inc	5.250%	11/01/14	$2,100,000
1,000,000		Macy’s Retail Holdings, Inc	5.875	01/15/13	1,024,324
2,212,000		Macy’s Retail Holdings, Inc	5.750	07/15/14	2,400,635
700,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	806,862
1,000,000	g	QVC, Inc	7.500	10/01/19	1,110,000
500,000		Staples, Inc	9.750	01/15/14	558,855
2,300,000		Target Corp	1.125	07/18/14	2,321,314
1,000,000		Wal-Mart Stores, Inc	3.000	02/03/14	1,037,212

		TOTAL RETAILING			11,359,202

SOFTWARE & SERVICES - 1.8%
1,000,000		International Business Machines Corp	0.550	02/06/15	993,511
5,000,000		International Business Machines Corp	0.750	05/11/15	4,992,400
1,610,000		International Business Machines Corp	1.950	07/22/16	1,656,205
1,075,000		International Business Machines Corp	1.250	02/06/17	1,077,820
5,000,000		Microsoft Corp	0.875	09/27/13	5,032,990
650,000		Microsoft Corp	1.625	09/25/15	672,200
1,000,000		Oracle Corp	4.950	04/15/13	1,035,485
150,000		SunGard Data Systems, Inc	4.875	01/15/14	154,500

		TOTAL SOFTWARE & SERVICES			15,615,111

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
250,000		Amphenol Corp	4.750	11/15/14	268,981
100,000		Hewlett-Packard Co	2.350	03/15/15	101,561
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	1,014,626
112,000		L-3 Communications Corp	6.375	10/15/15	114,450
500,000		L-3 Communications Corp	3.950	11/15/16	531,023
1,500,000		Seagate Technology HDD Holdings	6.800	10/01/16	1,666,875
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,004,183
175,000		Xerox Corp	8.250	05/15/14	195,130
275,000		Xerox Corp	2.950	03/15/17	278,115

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,174,944

TELECOMMUNICATION SERVICES - 1.2%
1,000,000		AT&T, Inc	2.500	08/15/15	1,041,010
1,000,000		AT&T, Inc	2.950	05/15/16	1,059,174
1,000,000		British Telecommunications plc	5.150	01/15/13	1,022,427
1,000,000		Cellco Partnership	7.375	11/15/13	1,085,723
1,000,000		France Telecom S.A.	2.125	09/16/15	1,005,572
1,000,000		Telecom Italia Capital S.A.	5.250	11/15/13	1,002,500
850,000		Telecom Italia Capital S.A.	6.175	06/18/14	856,375
1,000,000		Telefonica Emisiones SAU	2.582	04/26/13	985,054
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	893,977
190,000		Verizon Communications, Inc	5.250	04/15/13	196,860
500,000	g	Vimpelcom Holdings	6.255	03/01/17	478,100
414,000		Virgin Media Finance plc	9.500	08/15/16	461,610
250,000		Windstream Corp	8.125	08/01/13	263,438

		TOTAL TELECOMMUNICATION SERVICES			10,351,820

TRANSPORTATION - 0.6%
350,000	g	Asciano Finance Ltd	3.125	09/23/15	348,333
1,600,000		CSX Corp	5.750	03/15/13	1,653,393

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	g	ERAC USA Finance LLC	5.800%	10/15/12	$1,012,295
1,000,000	g	ERAC USA Finance LLC	2.750	07/01/13	1,013,320
890,000	g	Transnet Ltd	4.500	02/10/16	927,861
175,000		Union Pacific Corp	4.163	07/15/22	194,966

		TOTAL TRANSPORTATION			5,150,168

UTILITIES - 1.9%
500,000	g	Abu Dhabi National Energy Co	6.600	08/01/13	525,000
750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	791,250
1,000,000		AES Corp	7.750	03/01/14	1,085,000
180,000		Alliant Energy Corp	4.000	10/15/14	189,348
250,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	275,367
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,093,767
1,000,000		Dominion Resources, Inc	1.800	03/15/14	1,014,147
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	533,673
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,952,064
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	569,868
500,000	g	KazMunaiGaz Finance Sub BV	8.375	07/02/13	525,440
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,057,282
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	204,352
500,000		Korea Midland Power Co Ltd	5.375	02/11/13	509,225
1,000,000		Northeast Utilities	5.650	06/01/13	1,043,302
500,000		Pepco Holdings, Inc	2.700	10/01/15	513,230
500,000		PG&E Corp	5.750	04/01/14	537,978
500,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	5.500	09/30/14	538,750
1,000,000		Sabine Pass LNG LP	7.250	11/30/13	1,035,000
2,000,000		Sempra Energy	2.300	04/01/17	2,049,694
250,000		Veolia Environnement	5.250	06/03/13	258,058
450,000		Williams Partners LP	3.800	02/15/15	473,392

		TOTAL UTILITIES			16,775,187

		TOTAL CORPORATE BONDS			317,383,680
		(Cost $311,879,941)

GOVERNMENT BONDS - 37.7%

AGENCY SECURITIES - 10.6%
2,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	1,998,620
1,000,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,011,123
3,000,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	3,046,959
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750	03/28/13	5,018,070
20,000,000		FHLMC	0.500	04/17/15	20,001,260
2,000,000		Federal National Mortgage Association (FNMA)	3.625	02/12/13	2,040,816
6,500,000		FNMA	1.250	08/20/13	6,568,549
1,500,000		FNMA	2.750	03/13/14	1,560,853
1,000,000		FNMA	2.500	05/15/14	1,039,690
25,000,000		FNMA	1.125	06/27/14	25,378,500
2,000,000		FNMA	3.000	09/16/14	2,116,138
3,350,000		FNMA	1.125	04/27/17	3,381,443
3,000,000		Citigroup Funding, Inc	2.250	12/10/12	3,026,913
2,000,000		General Electric Capital Corp	2.625	12/28/12	2,022,768
2,800,000		GMAC, Inc	1.750	10/30/12	2,813,670

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,600,000		GMAC, Inc	2.200%	12/19/12	$3,633,048
2,000,000		Private Export Funding Corp	3.550	04/15/13	2,051,634
5,000,000		Private Export Funding Corp	1.375	02/15/17	5,076,365

		TOTAL AGENCY SECURITIES			91,786,419

FOREIGN GOVERNMENT BONDS - 8.1%
1,250,000	g	Bank of Montreal	2.625	01/25/16	1,319,551
4,160,000	g	Bank of Nova Scotia	1.650	10/29/15	4,253,326
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,988,534
8,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	8,089,680
800,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	841,391
750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	795,996
950,000	g	Croatia Government International Bond	6.250	04/27/17	947,442
1,014,000		Eksportfinans ASA	2.000	09/15/15	907,475
1,000,000		Export Development Canada	2.250	05/28/15	1,050,141
300,000		Export-Import Bank of Korea	8.125	01/21/14	327,500
225,000		Export-Import Bank of Korea	4.125	09/09/15	238,481
500,000		Export-Import Bank of Korea	3.750	10/20/16	527,797
8,000,000		Hydro Quebec	1.375	06/19/17	7,993,872
370,000	g	Indonesia Government International Bond	6.875	03/09/17	430,588
3,000,000	g	Kommunalbanken AS.	1.000	02/09/15	3,014,247
2,870,000	g	Kommunalbanken AS.	1.375	06/08/17	2,859,220
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	424,883
400,000	g	Lithuania Government International Bond	5.125	09/14/17	422,000
4,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	4,037,696
420,000		Poland Government International Bond	3.875	07/16/15	443,436
6,200,000	g	Province of Alberta Canada	1.000	06/21/17	6,220,689
3,000,000		Province of British Columbia Canada	2.850	06/15/15	3,190,020
3,000,000		Province of British Columbia Canada	1.200	04/25/17	3,029,328
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,217,896
2,000,000		Province of Nova Scotia Canada	2.375	07/21/15	2,091,476
700,000		Province of Ontario Canada	2.950	02/05/15	738,512
1,300,000		Province of Ontario Canada	2.700	06/16/15	1,370,513
791,000	g	Qatar Government International Bond	4.000	01/20/15	833,319
1,000,000	g	Qatar Government International Bond	3.125	01/20/17	1,042,500
550,000		Republic of Italy	4.500	01/21/15	554,540
500,000		Republic of Korea	5.750	04/16/14	538,445
700,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	724,129
1,600,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	1,609,984
500,000		South Africa Government International Bond	6.500	06/02/14	549,000
516,000		United Mexican States	5.875	02/17/14	552,894

		TOTAL FOREIGN GOVERNMENT BONDS			70,176,501

MORTGAGE BACKED - 2.9%
4,747,004		Federal Home Loan Mortgage Corp (FHLMC)	3.000	03/15/26	4,988,650
4,842,128		FHLMC	3.000	01/15/27	5,114,072
4,195,920		FHLMC	4.000	05/15/37	4,339,034
32,971		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	35,815
196,298		FGLMC	5.500	01/01/19	214,874
183,682		FGLMC	5.500	01/01/19	201,065
5,624		Federal National Mortgage Association (FNMA)	5.000	06/01/13	5,846
2,851,399		FNMA	4.000	10/25/24	2,960,074

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,109,623		FNMA	4.500%	10/25/28	$3,247,845
3,629,600		Government National Mortgage Association (GNMA)	2.300	10/15/19	3,749,928

		TOTAL MORTGAGE BACKED			24,857,203

MUNICIPAL BONDS - 0.1%
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	549,170

		TOTAL MUNICIPAL BONDS			549,170

U.S. TREASURY SECURITIES - 16.0%
24,416,800	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	25,351,500
10,422,800	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	10,848,665
7,090,370	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	7,484,772
22,720,000		United States Treasury Note	1.125	06/15/13	22,908,144
575,000		United States Treasury Note	0.125	08/31/13	574,034
7,395,000		United States Treasury Note	3.125	09/30/13	7,656,132
3,125,000		United States Treasury Note	0.500	10/15/13	3,133,544
1,980,000		United States Treasury Note	0.250	10/31/13	1,979,072
3,565,000		United States Treasury Note	0.125	12/31/13	3,555,531
29,700,000		United States Treasury Note	1.250	04/15/14	30,184,942
3,800,000		United States Treasury Note	0.250	06/30/14	3,795,250
1,635,000		United States Treasury Note	2.625	06/30/14	1,709,852
1,865,000		United States Treasury Note	2.375	10/31/14	1,951,838
11,548,000		United States Treasury Note	0.375	06/15/15	11,538,080
5,909,600		United States Treasury Note	0.750	06/30/17	5,915,604

		TOTAL U.S. TREASURY SECURITIES			138,586,960

		TOTAL GOVERNMENT BONDS			325,956,253
		(Cost $322,718,887)

STRUCTURED ASSETS - 18.4%

ASSET BACKED - 14.9%
230,520		Aames Mortgage Trust	6.725	06/25/32	204,037
		Series - 2002 1 (Class A3)
311,301	i	Accredited Mortgage Loan Trust	0.485	09/25/35	295,800
		Series - 2005 3 (Class A1)
192,848	i	ACE Securities Corp	0.715	08/25/35	188,303
		Series - 2005 HE5 (Class M1)
3,000,000	g	AESOP Funding II	3.270	02/20/18	3,135,167
		Series - 2011 5A (Class A)
2,000,000		Ally Auto Receivables Trust	2.230	03/15/16	2,062,337
		Series - 2011 1 (Class A4)
2,700,000	g	Ally Auto Receivables Trust	2.590	07/15/16	2,768,997
		Series - 2011 2 (Class B)
3,300,000	g	Ally Auto Receivables Trust	1.900	11/15/16	3,326,434
		Series - 2011 5 (Class B)
8,000,000	g	Ally Master Owner Trust	4.250	04/15/17	8,620,446
		Series - 2010 2 (Class A)
2,000,000		AmeriCredit Automobile Receivables Trust	2.040	09/08/15	2,020,402
		Series - 2010 3 (Class B)
2,000,000		AmeriCredit Automobile Receivables Trust	2.330	03/08/16	2,030,300
		Series - 2011 2 (Class B)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000		AmeriCredit Automobile Receivables Trust	2.450%	12/08/16	$3,064,682
		Series - 2011 5 (Class B)
1,248,757	i	Ameriquest Mortgage Securities	0.565	05/25/35	1,223,363
		Series - 0 R3 (Class A3D)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	510,456
		Series - 2009 2A (Class A)
4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.090	04/20/15	4,561,361
		Series - 2010 4A (Class A)
743,440	i	Bear Stearns Asset Backed Securities Trust	0.615	11/25/39	670,963
		Series - 2005 SD3 (Class 2A1)
517,170	i	BNC Mortgage Loan Trust	0.345	05/25/37	466,847
		Series - 0 2 (Class A2)
2,000,000	g	Cabela’s Master Credit Card Trust	2.290	09/17/18	2,080,946
		Series - 2010 2A (Class A1)
4,965,000	g	Cabela’s Master Credit Card Trust	2.390	06/17/19	5,195,373
		Series - 2011 2A (Class A1)
1,000,000	g	Cabela’s Master Credit Card Trust	1.630	02/18/20	1,012,283
		Series - 2012 1A (Class A1)
1,000,000		CarMax Auto Owner Trust	2.630	11/15/16	1,030,944
		Series - 2011 1 (Class B)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	160,101
		Series - 2011 1 (Class C)
5,870,000		CarMax Auto Owner Trust	1.730	02/15/18	5,886,533
		Series - 2012 2 (Class B)
116,807		Centex Home Equity	5.540	01/25/32	117,682
		Series - 2002 A (Class AF6)
708,409	i	Centex Home Equity	0.675	03/25/34	586,348
		Series - 2004 B (Class M1)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	75,201
		Series - 2004 2 (Class 1B)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	116,084
		Series - 2004 2 (Class 1M2)
669,498		CIT Group Home Equity Loan Trust	6.390	12/25/30	94,257
		Series - 2002 2 (Class MF2)
51,574		Citicorp Mortgage Securities, Inc	5.706	07/25/36	51,672
		Series - 2006 1 (Class A3)
6,000,000		CNH Equipment Trust	1.550	11/15/17	6,093,043
		Series - 2011 C (Class A4)
88,745	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	88,832
		Series - 2006 15 (Class A2)
949,743		Credit-Based Asset Servicing and Securitization LLC	4.831	08/25/35	920,651
		Series - 2005 CB5 (Class AF2)
115,800		Credit-Based Asset Servicing and Securitization LLC	5.844	04/25/37	114,350
		Series - 2007 CB4 (Class A2A)
2,000,000		DaimlerChrysler Financial Auto Securitization Trust	1.650	11/08/13	2,006,817
		Series - 2010 A (Class B)
6,945,518		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	7,138,817
		Series - 2011 A (Class A1)
825,027	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	788,107
		Series - 2007 1A (Class AF3)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		Ford Credit Auto Owner Trust	2.380%	07/15/16	$2,051,825
		Series - 2011 A (Class B)
2,000,000	g	Ford Credit Floorplan Master Owner Trust	2.410	02/15/16	2,030,247
		Series - 2011 1 (Class B)
6,485,000	g	Ford Credit Floorplan Master Owner Trust	4.200	02/15/17	7,000,408
		Series - 2010 3 (Class A1)
5,230,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	5,740,971
		Series - 2009 2A (Class A2)
692,705	i	HSI Asset Securitization Corp Trust	0.605	07/25/35	683,162
		Series - 2005 NC1 (Class 2A3)
2,000,000		Hyundai Auto Receivables Trust	2.450	04/15/16	2,057,595
		Series - 2011 A (Class B)
1,817,750	i	Lehman XS Trust	0.405	08/25/46	1,388,034
		Series - 2006 GP4 (Class 3A2A)
578,821	i	Long Beach Mortgage Loan Trust	0.995	02/25/35	571,653
		Series - 2005 1 (Class M1)
2,000,000	g	MMCA Automobile Trust	2.720	10/17/16	2,064,619
		Series - 2011 A (Class B)
1,872	i	Morgan Stanley ABS Capital I	0.285	01/25/37	1,865
		Series - 2007 HE2 (Class A2A)
383,898	g	Morgan Stanley Capital I	2.602	09/15/47	393,577
		Series - 2011 C1 (Class A1)
500,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	234,977
		Series - 2006 3 (Class AF3)
3,000,000	g	Rental Car Finance Corp	2.510	02/25/16	3,048,683
		Series - 2011 1A (Class A1)
445,549	i	Residential Asset Mortgage Products, Inc	0.545	04/25/35	391,654
		Series - 2005 RZ1 (Class A3)
335,445		Residential Funding Mortgage Securities II, Inc	5.570	02/25/36	334,248
		Series - 2006 HI1 (Class A3)
2,519,977		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	2,520,295
		Series - 2006 HI2 (Class A3)
919,591		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	920,687
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	433,937
		Series - 2006 HI1 (Class M2)
5,000,000		Santander Drive Auto Receivables Trust	2.090	08/15/16	5,033,834
		Series - 2012 2 (Class B)
3,220,000		Santander Drive Auto Receivables Trust	3.090	05/15/17	3,265,112
		Series - 2011 3 (Class C)
610,629		Saxon Asset Securities Trust	6.120	11/25/30	613,584
		Series - 2002 2 (Class AF6)
257,368	i	Securitized Asset Backed Receivables LLC	0.545	10/25/35	245,104
		Series - 2006 OP1 (Class A2C)
3,000,000	g	SLM Student Loan Trust	3.830	01/17/45	3,103,228
		Series - 2012 A (Class A2)
499,909	i	Soundview Home Equity Loan Trust	0.545	11/25/35	468,110
		Series - 2005 OPT3 (Class A4)
602,687	i	Soundview Home Equity Loan Trust	0.355	10/25/36	598,298
		Series - 2006 EQ1 (Class A2)
677,757	i	Structured Asset Investment Loan Trust	0.775	11/25/34	643,984
		Series - 2004 10 (Class A9)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$560,414	i	Structured Asset Investment Loan Trust	0.645%	05/25/35	$538,361
		Series - 2005 4 (Class M1)
765,036	i	Structured Asset Investment Loan Trust	0.525	12/25/35	758,328
		Series - 2005 10 (Class A5)
142,230	i	Structured Asset Securities Corp	0.295	02/25/37	138,899
		Series - 2007 BC1 (Class A2)
7,000,000	h	UBS BARCLAYS COMMERCIAL MTGE	1.006	05/10/63	6,999,929
		Series - 2012 C2 (Class A1)
70,962	i	Wells Fargo Home Equity Trust	0.385	07/25/36	64,530
		Series - 2006 2 (Class A3)
2,000,000		World Financial Network Credit Card Master Trust	4.660	05/15/17	2,077,728
		Series - 2009 D (Class A)
4,000,000		World Financial Network Credit Card Master Trust	1.680	08/15/18	4,021,400
		Series - 2011 A (Class A)

		TOTAL ASSET BACKED			129,146,803

OTHER MORTGAGE BACKED - 3.5%
238,243		Citicorp Mortgage Securities, Inc	5.750	11/25/36	238,627
		Series - 2006 6 (Class A2)
404,859		Citicorp Mortgage Securities, Inc	6.000	05/25/37	404,847
		Series - 2007 4 (Class 1A7)
5,000,000	g	Commercial Mortgage Pass Through Certificates	2.365	02/10/29	5,114,605
		Series - 2012 9W57 (Class A)
1,344,253		Countrywide Alternative Loan Trust	5.500	08/25/34	1,368,197
		Series - 2004 14T2 (Class A2)
1,841,395	i	Countrywide Alternative Loan Trust	0.385	07/25/46	1,769,029
		Series - 2006 OA8 (Class 2A2)
325,592		Countrywide Home Loan Mortgage Pass Through Trust	4.500	09/25/35	325,757
		Series - 2005 J3 (Class 2A3)
5,000,000		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	5,535,765
		Series - 2006 C4 (Class A3)
135	i	Greenpoint Mortgage Funding Trust	0.345	09/25/46	133
		Series - 2006 AR4 (Class A1A)
77	i	Greenpoint Mortgage Funding Trust	0.325	10/25/46	76
		Series - 0 AR5 (Class A1A)
2,830,919		GS Mortgage Securities Corp II	1.282	01/10/45	2,842,939
		Series - 2012 GC6 (Class A1)
476,947		MASTER Asset Securitization Trust	5.000	05/25/35	479,098
		Series - 2005 1 (Class 2A5)
488,635	i	Opteum Mortgage Acceptance Corp	0.645	02/25/35	473,829
		Series - 2005 1 (Class A4)
414,281		Residential Accredit Loans, Inc	4.350	03/25/34	426,523
		Series - 2004 QS4 (Class A1)
901,398	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	900,823
		Series - 2012 1A (Class A)
237,179		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	237,095
		Series - 2005 2 (Class 1A1)
10,000,000	h,m	WF-RBS Commercial Mortgage Trust	2.288	06/15/45	10,121,990
		Series - 2012 C7 (Class A1)

		TOTAL OTHER MORTGAGE BACKED			30,239,333

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

	TOTAL STRUCTURED ASSETS			$159,386,136
	(Cost $159,404,205)

	TOTAL BONDS			802,726,069
	(Cost $794,003,033)

SHORT-TERM INVESTMENTS - 5.6%
TREASURY DEBT - 5.6%
$18,400,000	United States Treasury Bill	0.035%	07/19/12	18,399,678
30,000,000	United States Treasury Bill	0.075	09/13/12	29,995,290

	TOTAL TREASURY DEBT			48,394,968

	TOTAL SHORT-TERM INVESTMENTS			48,394,968
	(Cost $48,395,053)

	TOTAL INVESTMENTS - 99.3%			859,943,108
	(Cost $851,252,974)
	OTHER ASSETS & LIABILITIES, NET - 0.7%			5,631,591

	NET ASSETS - 100.0%			$865,574,699

Abbreviation(s):
	ABS	Asset-Based Security
	REIT	Real Estate Investment Trust

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2012, the aggregate value of these securities amounted to $194,986,952 or 22.5% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 3.6%

AUTOMOBILES & COMPONENTS - 0.6%
$8,934,626	i	Chrysler Group LLC	6.000%	05/24/17	$8,990,467

		TOTAL AUTOMOBILES & COMPONENTS			8,990,467

CAPITAL GOODS - 0.4%
7,000,000	i	Generac Power Systems, Inc	6.250	05/30/18	6,965,000

		TOTAL CAPITAL GOODS			6,965,000

CONSUMER SERVICES - 0.4%
5,220,950	i	Burger King Corp	4.500	10/19/16	5,190,251
1,198,552	i	Wendy’s International, Inc	4.750	05/15/19	1,188,999

		TOTAL CONSUMER SERVICES			6,379,250

ENERGY - 0.8%
12,000,000	i	Arch Coal, Inc	5.750	05/16/18	11,769,960

		TOTAL ENERGY			11,769,960

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
6,000,000	i	Bausch & Lomb, Inc	5.250	05/17/19	5,961,000
2,932,550	i,m	IMS Health, Inc	4.500	08/26/17	2,911,787

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,872,787

MEDIA - 0.8%
5,500,000	h,i	MTL Publishing LLC	1.000	06/29/18	5,520,625
6,170,000	i	Univision Communications, Inc	4.495	03/31/17	5,834,537

		TOTAL MEDIA			11,355,162

		TOTAL BANK LOAN OBLIGATIONS			54,332,626
		(Cost $54,191,097)

BONDS - 89.7%

CORPORATE BONDS - 89.7%

AUTOMOBILES & COMPONENTS - 2.0%
5,000,000		DaimlerChrysler Group LLC	8.000	06/15/19	5,137,500
9,000,000		Delphi Corp	5.875	05/15/19	9,607,500
9,250,000		Ford Motor Co	7.450	07/16/31	11,585,625
2,760,000		Goodyear Tire & Rubber Co	8.250	08/15/20	2,922,150
2,000,000		Goodyear Tire & Rubber Co	7.000	05/15/22	1,997,500

		TOTAL AUTOMOBILES & COMPONENTS			31,250,275

BANKS - 0.7%
1,683,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	1,645,553

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,600,000	i	JPMorgan Chase & Co	7.900%	04/29/49	$2,850,354
1,800,000		Regions Bank	7.500	05/15/18	2,025,000
900,000		Regions Bank	6.450	06/26/37	882,000
450,000		Regions Financial Corp	7.375	12/10/37	443,250
4,035,000	g,i	Standard Chartered plc	6.409	12/30/49	3,833,250

		TOTAL BANKS			11,679,407

CAPITAL GOODS - 7.8%
3,000,000		Alliant Techsystems, Inc	6.750	04/01/16	3,075,000
2,875,000		Alliant Techsystems, Inc	6.875	09/15/20	3,061,875
2,300,000		Anixter, Inc	5.625	05/01/19	2,374,750
4,250,000		Case New Holland, Inc	7.875	12/01/17	4,908,750
4,000,000		Chesapeake Midstream Partners LP	6.125	07/15/22	3,920,000
3,610,000	g	FMG Resources August 2006 Pty Ltd	7.000	11/01/15	3,682,200
6,500,000	g	FMG Resources August 2006 Pty Ltd	8.250	11/01/19	6,890,000
6,300,000	g	FMG Resources August 2006 Pty Ltd	6.875	04/01/22	6,347,250
8,250,000		Huntington Ingalls Industries, Inc	6.875	03/15/18	8,600,625
2,350,000		Huntington Ingalls Industries, Inc	7.125	03/15/21	2,455,750
4,450,000	g	Hyva Global BV	8.625	03/24/16	3,782,500
9,200,000	g	Kinetic Concepts, Inc	10.500	11/01/18	9,660,000
3,700,000	g	Rexel S.A.	6.125	12/15/19	3,727,750
3,375,000	g	Schaeffler Finance BV	7.750	02/15/17	3,518,438
8,275,000	g	Schaeffler Finance BV	8.500	02/15/19	8,833,562
3,000,000		Seagate HDD Cayman	7.750	12/15/18	3,318,750
5,000,000		Seagate HDD Cayman	6.875	05/01/20	5,375,000
4,975,000		Seagate HDD Cayman	7.000	11/01/21	5,360,563
3,158,000	g	Sealed Air Corp	8.125	09/15/19	3,521,170
4,158,000	g	Sealed Air Corp	8.375	09/15/21	4,698,540
2,000,000		SPX Corp	7.625	12/15/14	2,200,000
2,250,000		SPX Corp	6.875	09/01/17	2,452,500
9,531,000		Tomkins LLC	9.000	10/01/18	10,603,237
4,250,000		TransDigm, Inc	7.750	12/15/18	4,664,375

		TOTAL CAPITAL GOODS			117,032,585

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
2,500,000	g	American Achievement Corp	10.875	04/15/16	1,818,750
5,450,000		RR Donnelley & Sons Co	5.500	05/15/15	5,559,000
4,025,000		RR Donnelley & Sons Co	8.250	03/15/19	3,944,500
2,700,000		ServiceMaster Co	8.000	02/15/20	2,939,625
2,000,000	g	UR Financing Escrow Corp	5.750	07/15/18	2,080,000
1,000,000	g	UR Financing Escrow Corp	7.375	05/15/20	1,045,000
3,334,000		Visant Corp	10.000	10/01/17	3,308,995

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			20,695,870

CONSUMER DURABLES & APPAREL - 1.9%
3,450,000		DR Horton, Inc	4.750	05/15/17	3,555,656
6,000,000		Hanesbrands, Inc	8.000	12/15/16	6,607,500
3,525,000		Hanesbrands, Inc	6.375	12/15/20	3,710,063
1,900,000	g	Levi Strauss & Co	6.875	05/01/22	1,949,875
2,500,000	g	Libbey Glass, Inc	6.875	05/15/20	2,568,750
6,500,000		Masco Corp	5.950	03/15/22	6,691,009

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,000,000		Phillips-Van Heusen Corp	7.375%	05/15/20	$4,430,000

		TOTAL CONSUMER DURABLES & APPAREL			29,512,853

CONSUMER SERVICES - 4.9%
1,556,000	g	Ameristar Casinos, Inc	7.500	04/15/21	1,664,920
6,970,000		Ameristar Casinos, Inc	7.500	04/15/21	7,457,900
4,500,000	g	Boyd Gaming Corp	9.000	07/01/20	4,511,250
2,750,000		Burger King Corp	9.875	10/15/18	3,131,563
1,000,000		Caesars Entertainment Operating Co, Inc	11.250	06/01/17	1,091,250
12,250,000		DineEquity, Inc	9.500	10/30/18	13,413,750
750,000		Harrahs Operating Co, Inc	12.750	04/15/18	588,750
1,750,000	h	Marina District Finance	9.875	08/18/18	1,649,375
6,750,000		Marina District Finance Co, Inc	9.500	10/15/15	6,547,500
3,040,000		MGM Mirage	10.375	05/15/14	3,427,600
1,500,000		MGM Mirage	9.000	03/15/20	1,665,000
6,000,000		MGM Resorts International	6.625	07/15/15	6,180,000
1,000,000		MGM Resorts International	10.000	11/01/16	1,107,500
6,310,000		Penn National Gaming, Inc	8.750	08/15/19	6,988,325
3,000,000		Speedway Motorsports, Inc	8.750	06/01/16	3,262,500
3,500,000		Speedway Motorsports, Inc	6.750	02/01/19	3,653,125
3,374,000		Wendy’s Restaurants, LLC	10.000	07/15/16	3,631,301
2,000,000		Wynn Las Vegas LLC	7.875	11/01/17	2,200,000
2,000,000		Wynn Las Vegas LLC	7.750	08/15/20	2,215,000

		TOTAL CONSUMER SERVICES			74,386,609

DIVERSIFIED FINANCIALS - 5.4%
2,000,000	g	CIT Group, Inc	5.250	04/01/14	2,070,000
2,000,000		CIT Group, Inc	5.000	05/15/17	2,060,000
6,300,000		CIT Group, Inc	5.250	03/15/18	6,504,750
2,000,000	g	CIT Group, Inc	6.625	04/01/18	2,155,000
4,500,000	g	CIT Group, Inc	5.500	02/15/19	4,623,750
2,000,000		CIT Group, Inc	5.375	05/15/20	2,040,000
3,000,000	i	Citigroup Capital XXI	8.300	12/21/57	3,007,500
1,600,000	g	CNH Capital LLC	6.250	11/01/16	1,712,000
3,000,000		Ford Motor Credit Co LLC	8.000	12/15/16	3,548,268
3,650,000		Ford Motor Credit Co LLC	5.000	05/15/18	3,875,869
2,250,000		Ford Motor Credit Co LLC	8.125	01/15/20	2,748,191
2,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	2,196,998
3,083,000		Ford Motor Credit Co LLC	5.875	08/02/21	3,429,862
1,000,000		GMAC, Inc	6.750	12/01/14	1,052,500
2,000,000		GMAC, Inc	8.300	02/12/15	2,180,000
5,000,000		GMAC, Inc	8.000	03/15/20	5,750,000
2,000,000		GMAC, Inc	7.500	09/15/20	2,247,500
3,000,000		GMAC, Inc	8.000	11/01/31	3,517,500
1,825,000		International Lease Finance Corp	5.625	09/20/13	1,868,344
5,232,000		International Lease Finance Corp	8.625	09/15/15	5,781,360
4,275,000	g	International Lease Finance Corp	6.750	09/01/16	4,595,625
2,232,000		International Lease Finance Corp	8.750	03/15/17	2,505,420
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,150,000
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,122,623

		TOTAL DIVERSIFIED FINANCIALS			81,743,060

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

ENERGY - 11.3%
$1,000,000		Arch Coal, Inc	8.750%	08/01/16	$955,000
12,500,000		Arch Coal, Inc	7.000	06/15/19	10,562,500
3,855,000		Bill Barrett Corp	7.625	10/01/19	3,855,000
3,500,000		Chaparral Energy, Inc	8.250	09/01/21	3,701,250
7,400,000	g	Chaparral Energy, Inc	7.625	11/15/22	7,548,000
3,600,000		Chesapeake Energy Corp	6.625	08/15/20	3,564,000
2,375,000		Chesapeake Energy Corp	6.875	11/15/20	2,339,375
2,250,000	g	Chesapeake Oilfield Operating LLC	6.625	11/15/19	2,025,000
5,000,000		Cimarex Energy Co	5.875	05/01/22	5,193,750
4,200,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	4,347,000
1,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,037,500
5,090,000		Consol Energy Inc	8.000	04/01/17	5,280,875
2,500,000		Consol Energy Inc	8.250	04/01/20	2,625,000
1,820,000		Continental Resources, Inc	7.125	04/01/21	2,029,300
2,695,000	g	Continental Resources, Inc	5.000	09/15/22	2,735,425
5,840,000	g	Crosstex Energy LP	7.125	06/01/22	5,752,400
6,800,000		Crosstex Energy, Inc	8.875	02/15/18	7,182,500
923,000	g	EP Energy LLC	6.875	05/01/19	964,535
2,850,000	g	EP Energy LLC	9.375	05/01/20	2,953,312
1,250,000		Inergy LP	7.000	10/01/18	1,287,500
2,251,000		Inergy LP	6.875	08/01/21	2,251,000
6,750,000	g	Linn Energy LLC	6.500	05/15/19	6,682,500
2,000,000	g	Linn Energy LLC	6.250	11/01/19	1,960,000
875,000		Linn Energy LLC	8.625	04/15/20	942,812
1,000,000		Linn Energy LLC	7.750	02/01/21	1,045,000
2,560,000		MarkWest Energy Partners LP	6.750	11/01/20	2,720,000
4,500,000		MarkWest Energy Partners LP	6.250	06/15/22	4,635,000
2,800,000		Newfield Exploration Co	6.875	02/01/20	2,982,000
3,000,000		Newfield Exploration Co	5.750	01/30/22	3,135,000
2,975,000		Newfield Exploration Co	5.625	07/01/24	3,041,938
1,000,000		Peabody Energy Corp	6.500	09/15/20	1,012,500
3,000,000		Peabody Energy Corp	4.750	12/15/41	2,433,750
1,500,000		Pioneer Natural Resources Co	6.875	05/01/18	1,765,253
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,718,300
4,841,000		Precision Drilling Trust	6.625	11/15/20	4,986,230
1,000,000		Range Resources Corp	6.750	08/01/20	1,085,000
6,000,000		Range Resources Corp	5.000	08/15/22	5,925,000
2,490,000		Regency Energy Partners LP	6.875	12/01/18	2,620,725
5,400,000		Regency Energy Partners LP	6.500	07/15/21	5,670,000
1,500,000		SandRidge Energy, Inc	9.875	05/15/16	1,642,500
2,125,000	g	SandRidge Energy, Inc	8.000	06/01/18	2,151,562
3,175,000		SandRidge Energy, Inc	7.500	03/15/21	3,135,313
8,850,000	g	SESI LLC	7.125	12/15/21	9,624,375
4,000,000		SM Energy Co	6.500	11/15/21	4,070,000
2,400,000	g	SM Energy Co	6.500	01/01/23	2,418,000
4,777,200		Southwestern Energy Co	7.500	02/01/18	5,731,188
4,250,000		WPX Energy, Inc	5.250	01/15/17	4,303,125
4,000,000		WPX Energy, Inc	6.000	01/15/22	3,980,000

		TOTAL ENERGY			170,607,293

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD & STAPLES RETAILING - 2.9%
$7,350,000		Ingles Markets, Inc	8.875%	05/15/17	$8,002,312
3,939,000		New Albertsons, Inc	7.450	08/01/29	2,895,165
3,730,000		New Albertsons, Inc	8.000	05/01/31	2,890,750
1,600,000		Rite Aid Corp	10.375	07/15/16	1,693,000
5,500,000		Rite Aid Corp	7.500	03/01/17	5,610,000
2,000,000		Rite Aid Corp	8.000	08/15/20	2,265,000
1,600,000		Stater Bros Holdings, Inc	7.750	04/15/15	1,632,000
3,800,000		Stater Bros Holdings, Inc	7.375	11/15/18	4,118,250
6,050,000		SuperValu, Inc	7.500	11/15/14	6,140,750
4,000,000		SuperValu, Inc	8.000	05/01/16	4,050,000
4,060,000		Susser Holdings LLC	8.500	05/15/16	4,415,250

		TOTAL FOOD & STAPLES RETAILING			43,712,477

FOOD, BEVERAGE & TOBACCO - 1.7%
3,200,000		Constellation Brands, Inc	6.000	05/01/22	3,440,000
4,825,000		Del Monte Corp	7.625	02/15/19	4,867,219
10,025,000	g	Post Holdings, Inc	7.375	02/15/22	10,576,375
1,634,000		Smithfield Foods, Inc	7.750	07/01/17	1,807,612
5,112,000		TreeHouse Foods, Inc	7.750	03/01/18	5,540,130

		TOTAL FOOD, BEVERAGE & TOBACCO			26,231,336

HEALTH CARE EQUIPMENT & SERVICES - 6.9%
3,500,000		Apria Healthcare Group, Inc	11.250	11/01/14	3,622,500
2,415,000		Apria Healthcare Group, Inc	12.375	11/01/14	2,288,213
14,950,000		CHS	8.000	11/15/19	15,921,750
1,550,000		DaVita, Inc	6.375	11/01/18	1,600,375
2,933,000		Endo Health Solutions, Inc	7.250	01/15/22	3,178,639
7,768,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	8,447,700
1,250,000		Endo Pharmaceuticals Holdings, Inc	7.000	12/15/20	1,354,687
5,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	5,255,189
5,000,000	g	Fresenius Medical Care II	5.625	07/31/19	5,212,500
1,350,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	1,468,125
2,200,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	2,527,250
705,000		HCA Holdings, Inc	7.750	05/15/21	756,112
4,000,000		HCA, Inc	6.500	02/15/16	4,310,000
98,000		HCA, Inc	9.875	02/15/17	106,330
6,000,000		HCA, Inc	8.500	04/15/19	6,720,000
6,500,000		HCA, Inc	7.875	02/15/20	7,215,000
13,600,000		HCA, Inc	7.500	02/15/22	14,824,000
6,800,000		HCA, Inc	5.875	03/15/22	7,106,000
900,000		HCA, Inc	7.500	11/06/33	843,750
500,000	g	Kinetic Concepts, Inc	12.500	11/01/19	452,500
7,295,000		LifePoint Hospitals, Inc	6.625	10/01/20	7,750,937
1,000,000		Tenet Healthcare Corp	10.000	05/01/18	1,145,000
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,483,125

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			103,589,682

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
4,000,000	g	Reynolds Group Issuer, Inc	7.750	10/15/16	4,210,000
7,581,000		Spectrum Brands Holdings, Inc	9.500	06/15/18	8,566,530
1,000,000	g	Spectrum Brands, Inc	6.750	03/15/20	1,032,500

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			13,809,030

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

INSURANCE - 0.5%
$1,975,000		American Financial Group, Inc	9.875%	06/15/19	$2,480,335
4,000,000	i	American International Group, Inc	8.175	05/15/58	4,340,000

		TOTAL INSURANCE			6,820,335

MATERIALS - 7.1%
480,000		Ball Corp	7.375	09/01/19	530,400
2,500,000		Ball Corp	5.000	03/15/22	2,600,000
3,570,000		Celanese US Holdings LLC	6.625	10/15/18	3,882,375
1,640,000		CF Industries, Inc	6.875	05/01/18	1,945,450
2,000,000		CF Industries, Inc	7.125	05/01/20	2,435,000
5,500,000	g	CommScope, Inc	8.250	01/15/19	5,816,250
2,000,000		Crown Americas LLC	6.250	02/01/21	2,185,000
2,000,000		Georgia-Pacific LLC	8.875	05/15/31	2,819,580
3,300,000		Graphic Packaging International, Inc	9.500	06/15/17	3,630,000
4,000,000		Graphic Packaging International, Inc	7.875	10/01/18	4,400,000
1,260,000		Greif, Inc	6.750	02/01/17	1,367,100
600,000		Greif, Inc	7.750	08/01/19	684,000
3,600,000		Hexion US Finance Corp	6.625	04/15/20	3,690,000
2,500,000		Lafarge S.A.	7.125	07/15/36	2,475,000
4,090,000	g	Longview Fibre Paper & Packaging, Inc	8.000	06/01/16	4,090,000
9,000,000	g	LyondellBasell Industries NV	5.000	04/15/19	9,438,750
3,700,000	g	LyondellBasell Industries NV	6.000	11/15/21	4,060,750
4,600,000	g	LyondellBasell Industries NV	5.750	04/15/24	4,922,000
4,000,000	g	Molycorp, Inc	10.000	06/01/20	3,960,000
1,460,000		Momentive Performance Materials, Inc	9.000	01/15/21	1,105,950
2,270,000	g	Rock-Tenn Co	4.450	03/01/19	2,331,723
2,730,000	g	Rock-Tenn Co	4.900	03/01/22	2,812,419
6,028,000	g	Sappi Papier Holding AG.	6.625	04/15/21	5,696,460
4,000,000	g,h	Sappi Papier Holding GmbH	8.375	06/15/19	4,005,000
5,000,000		Solutia, Inc	7.875	03/15/20	5,850,000
500,000		Steel Dynamics, Inc	7.750	04/15/16	515,000
1,250,000		Steel Dynamics, Inc	7.625	03/15/20	1,337,500
6,500,000		United States Steel Corp	7.500	03/15/22	6,240,000
4,290,000	g	USG Corp	7.875	03/30/20	4,440,150
5,000,000	g	Verso Paper Holdings LLC	11.750	01/15/19	5,050,000
5,600,000		Verso Paper Holdings LLC	8.750	02/01/19	2,212,000

		TOTAL MATERIALS			106,527,857

MEDIA - 8.3%
5,875,000		AMC Entertainment Holdings, Inc	9.750	12/01/20	6,345,000
11,550,000		AMC Entertainment, Inc	8.750	06/01/19	12,387,375
2,835,000		Cablevision Systems Corp	8.625	09/15/17	3,161,025
6,600,000		CCO Holdings LLC	7.000	01/15/19	7,128,000
5,375,000		CCO Holdings LLC	8.125	04/30/20	5,993,125
5,450,000		CCO Holdings LLC	6.500	04/30/21	5,804,250
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,097,200
4,733,000		Cinemark USA, Inc	8.625	06/15/19	5,241,797
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,085,000
350,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	380,625
2,950,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	3,215,500

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$6,560,000	g	Clear Channel Worldwide Holdings, Inc	7.625%	03/15/20	$6,412,400
940,000	g	Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	900,050
5,500,000	g	CSC Holdings LLC	6.750	11/15/21	5,857,500
3,000,000		DISH DBS Corp	7.750	05/31/15	3,330,000
20,200,000	g	DISH DBS Corp	4.625	07/15/17	20,225,250
6,000,000		DISH DBS Corp	6.750	06/01/21	6,480,000
3,000,000		Echostar DBS Corp	6.625	10/01/14	3,217,500
5,225,000		Lamar Media Corp	7.875	04/15/18	5,747,500
8,875,000	g	Lamar Media Corp	5.875	02/01/22	9,096,875
5,630,000		Nielsen Finance LLC	7.750	10/15/18	6,235,225
2,000,000		Regal Entertainment Group	9.125	08/15/18	2,200,000
2,000,000	g	Unitymedia Hessen GmbH & Co KG	7.500	03/15/19	2,120,000

		TOTAL MEDIA			124,661,197

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
4,000,000	g	Mylan, Inc	7.625	07/15/17	4,400,000
2,000,000	g	Mylan, Inc	6.000	11/15/18	2,105,000
3,500,000	g	Mylan, Inc	7.875	07/15/20	3,924,375
8,195,000		NBTY, Inc	9.000	10/01/18	9,055,475
2,510,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	2,535,100
3,000,000	g	Valeant Pharmaceuticals International	7.250	07/15/22	3,007,500

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			25,027,450

REAL ESTATE - 1.0%
7,500,000		Host Hotels & Resorts LP	5.875	06/15/19	8,100,000
1,000,000		Host Hotels & Resorts LP	6.000	10/01/21	1,097,500
2,000,000		Weyerhaeuser Co	7.375	10/01/19	2,363,896
2,800,000		Weyerhaeuser Co	7.375	03/15/32	3,127,407

		TOTAL REAL ESTATE			14,688,803

RETAILING - 3.7%
4,000,000		AmeriGas Finance LLC	7.000	05/20/22	4,120,000
2,000,000		AmeriGas Partners LP	6.250	08/20/19	2,010,000
4,500,000		Asbury Automotive Group, Inc	8.375	11/15/20	4,905,000
2,000,000		AutoNation, Inc	6.750	04/15/18	2,177,500
4,166,000		AutoNation, Inc	5.500	02/01/20	4,290,980
2,180,000		Ferrellgas LP	6.500	05/01/21	1,989,250
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,096,500
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,265,000
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,081,250
1,000,000		Limited Brands, Inc	6.625	04/01/21	1,092,500
4,055,000		Limited Brands, Inc	5.625	02/15/22	4,176,650
5,000,000	g	QVC, Inc	7.125	04/15/17	5,311,475
4,600,000	g	QVC, Inc	7.500	10/01/19	5,106,000
1,525,000	g	QVC, Inc	5.125	07/02/22	1,556,680
5,000,000		Sally Holdings LLC	6.875	11/15/19	5,437,500
2,460,000		Sally Holdings LLC	5.750	06/01/22	2,573,775
5,000,000	g,h	Sonic Automotive, Inc	7.000	07/15/22	5,175,000

		TOTAL RETAILING			55,365,060

SOFTWARE & SERVICES - 2.5%
500,000	g	Fidelity National Information Services, Inc	7.625	07/15/17	548,750

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,500,000		Fidelity National Information Services, Inc	7.625%	07/15/17	$4,961,250
4,750,000	g	Fidelity National Information Services, Inc	5.000	03/15/22	4,833,125
800,000	g	First Data Corp	7.375	06/15/19	816,000
4,800,000	g	IMS Health, Inc	12.500	03/01/18	5,700,000
7,000,000	g	Lawson Software, Inc	9.375	04/01/19	7,472,500
4,000,000	g	Sophia LP	9.750	01/15/19	4,250,000
1,000,000		SunGard Data Systems, Inc	4.875	01/15/14	1,030,000
5,000,000		SunGard Data Systems, Inc	7.375	11/15/18	5,362,500
2,000,000		SunGard Data Systems, Inc	7.625	11/15/20	2,130,000

		TOTAL SOFTWARE & SERVICES			37,104,125

TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
4,580,000		Brocade Communications Systems, Inc	6.625	01/15/18	4,797,550
2,475,000		Jabil Circuit, Inc	5.625	12/15/20	2,617,313
860,000	g	Scientific Games Corp	7.875	06/15/16	894,400
2,500,000		Scientific Games Corp	8.125	09/15/18	2,681,250
9,861,000		Scientific Games Corp	9.250	06/15/19	10,797,795

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			21,788,308

TELECOMMUNICATION SERVICES - 6.7%
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,243,456
5,000,000		CenturyTel, Inc	7.600	09/15/39	4,828,555
1,300,000		Citizens Communications Co	7.125	03/15/19	1,313,000
2,750,000		Citizens Communications Co	9.000	08/15/31	2,626,250
2,000,000		Cricket Communications, Inc	7.750	05/15/16	2,122,500
3,324,000		Frontier Communications Corp	7.875	04/15/15	3,656,400
10,000,000		Intelsat Bermuda Ltd	11.250	02/04/17	10,300,000
3,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	3,150,000
5,000,000		Intelsat Jackson Holdings S.A.	8.500	11/01/19	5,537,500
6,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	6,315,000
5,000,000		Qwest Corp	6.750	12/01/21	5,625,910
7,724,000		Sprint Capital Corp	6.900	05/01/19	7,260,560
5,057,000		Sprint Capital Corp	6.875	11/15/28	4,070,885
4,800,000		Sprint Capital Corp	8.750	03/15/32	4,368,000
4,650,000		Sprint Nextel Corp	6.000	12/01/16	4,452,375
4,500,000	g	Sprint Nextel Corp	9.000	11/15/18	5,028,750
3,125,000	g	Sprint Nextel Corp	7.000	03/01/20	3,250,000
2,604,000		Virgin Media Finance plc	9.500	08/15/16	2,903,460
3,000,000		Virgin Media Finance plc	8.375	10/15/19	3,371,250
3,500,000		Virgin Media Finance plc	5.250	02/15/22	3,578,750
2,750,000	g	Wind Acquisition Finance S.A.	11.750	07/15/17	2,220,625
1,750,000	g	Wind Acquisition Finance S.A.	7.250	02/15/18	1,531,250
2,500,000		Windstream Corp	7.875	11/01/17	2,725,000
2,105,000		Windstream Corp	8.125	09/01/18	2,262,875
400,000		Windstream Corp	7.750	10/15/20	424,000
2,000,000		Windstream Corp	7.500	04/01/23	2,050,000

		TOTAL TELECOMMUNICATION SERVICES			101,216,351

TRANSPORTATION - 3.2%
2,652,301		Avis Budget Car Rental LLC	9.625	03/15/18	2,904,270
4,000,000	g	Bombardier, Inc	7.500	03/15/18	4,385,000
4,000,000	g	Bombardier, Inc	7.750	03/15/20	4,450,000

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,278,000		Bristow Group, Inc	7.500%	09/15/17	$5,475,925
5,840,000	g	Gulfmark Offshore, Inc	6.375	03/15/22	5,898,400
4,000,000		Hertz Corp	7.500	10/15/18	4,290,000
6,000,000		Hertz Corp	6.750	04/15/19	6,240,000
2,700,000	g	Hertz Corp	6.750	04/15/19	2,808,000
2,000,000		Hertz Corp	7.375	01/15/21	2,140,000
8,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	7,760,786
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,459,374

		TOTAL TRANSPORTATION			47,811,755

UTILITIES - 5.8%
1,813,000		AES Corp	7.750	03/01/14	1,967,105
5,600,000		AES Corp	8.000	10/15/17	6,370,000
2,395,000	g	AES Corp	7.375	07/01/21	2,664,438
		Calpine Construction Finance Co LP and CCFC Finance
2,000,000	g	Corp	8.000	06/01/16	2,160,000
6,000,000	g	Calpine Corp	7.250	10/15/17	6,450,000
2,000,000	g	Calpine Corp	7.875	07/31/20	2,205,000
6,000,000	g	Calpine Corp	7.500	02/15/21	6,480,000
8,535,000	g	Calpine Corp	7.875	01/15/23	9,303,150
2,000,000		CMS Energy Corp	6.550	07/17/17	2,266,520
1,080,000		CMS Energy Corp	6.250	02/01/20	1,199,372
4,075,000		CMS Energy Corp	5.050	03/15/22	4,226,745
2,750,000		El Paso Corp	7.750	01/15/32	3,091,963
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	2,172,500
3,000,000		NRG Energy, Inc	7.625	05/15/19	3,037,500
5,000,000		NRG Energy, Inc	8.500	06/15/19	5,225,000
7,320,000		NRG Energy, Inc	7.875	05/15/21	7,393,200
5,600,000	g	Puget Energy, Inc	5.625	07/15/22	5,754,000
1,765,000		QEP Resources, Inc	5.375	10/01/22	1,769,412
2,335,000		Questar Market Resources, Inc	6.875	03/01/21	2,591,850
2,100,000		Reliant Energy, Inc	7.625	06/15/14	2,142,000
1,289,000		Sabine Pass LNG LP	7.250	11/30/13	1,334,115
7,070,000		Sabine Pass LNG LP	7.500	11/30/16	7,423,500

		TOTAL UTILITIES			87,227,370

		TOTAL CORPORATE BONDS			1,352,489,088
		(Cost $1,301,867,697)

		TOTAL BONDS			1,352,489,088
		(Cost $1,301,867,697)

SHARES		COMPANY

PREFERRED STOCKS - 0.2%

DIVERSIFIED FINANCIALS - 0.2%
122,440		GMAC Capital Trust I	8.125	02/15/40	2,944,682

		TOTAL DIVERSIFIED FINANCIALS			2,944,682

		TOTAL PREFERRED STOCKS			2,944,682
		(Cost $3,061,000)

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.9%
TREASURY DEBT - 3.9%
$8,200,000	United States Treasury Bill	0.026%	07/19/12	$8,199,857
50,000,000	United States Treasury Bill	0.073	09/13/12	49,992,150

	TOTAL TREASURY DEBT			58,192,007

	TOTAL SHORT-TERM INVESTMENTS			58,192,007
	(Cost $58,192,148)

	TOTAL INVESTMENTS - 97.4%			1,467,958,403
	(Cost $1,417,311,942)
	OTHER ASSETS & LIABILITIES, NET - 2.6%			38,444,475

	NET ASSETS - 100.0%			$1,506,402,878

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2012, the aggregate value of these securities amounted to $401,337,436 or 26.6% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

LONG-TERM MUNICIPAL BONDS - 97.8%

ALABAMA - 0.9%
$1,025,000		Alabama Public School & College Authority	5.000%	05/01/19	$1,246,410
1,785,000		Southeast Alabama Gas District	5.000	06/01/18	1,966,892

		TOTAL ALABAMA			3,213,302

ALASKA - 0.2%
560,000		Alaska Railroad Corp	5.250	08/01/16	641,934

		TOTAL ALASKA			641,934

ARIZONA - 2.8%
1,110,000		Arizona School Facilities Board, COP	5.750	09/01/18	1,345,619
1,225,000		Arizona School Facilities Board, COP	5.000	09/01/19	1,429,722
2,000,000		City of Tucson AZ	5.000	07/01/20	2,427,800
3,525,000		Phoenix Industrial Development Authority	5.250	06/01/34	3,671,323
1,260,000		Tucson AZ, COP	5.250	07/01/14	1,362,854

		TOTAL ARIZONA			10,237,318

ARKANSAS - 0.3%
1,000,000		Arkansas Development Finance Authority	5.500	12/01/18	1,205,310

		TOTAL ARKANSAS			1,205,310

CALIFORNIA - 13.7%
1,000,000		California Health Facilities Financing Authority	5.000	08/15/21	1,194,450
1,000,000		California Health Facilities Financing Authority	5.000	08/15/42	1,096,400
3,500,000		California Pollution Control Financing Authority	4.750	12/01/23	3,774,050
2,000,000		California State Department of Water Resources	5.000	05/01/20	2,469,900
1,000,000		City of Los Angeles CA	5.000	09/01/22	1,222,660
1,000,000		City of Los Angeles CA	5.000	09/01/23	1,210,710
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,308,200
10,000		Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	10,220
2,500,000		East Side Union High School District-Santa Clara County	5.250	02/01/23	2,961,500
2,250,000		Los Angeles Unified School District, COP	5.000	10/01/17	2,590,133
635,000		Sacramento City Financing Authority	5.400	11/01/20	723,970
1,000,000		Sacramento Municipal Utility District	4.000	08/15/22	1,123,280
1,000,000		Sacramento Municipal Utility District	5.000	08/15/33	1,121,340
1,000,000	h	San Diego Public Facilities Financing Authority	5.000	04/15/37	1,042,350
1,855,000		State of California	5.000	03/01/17	2,155,844
375,000		State of California	5.000	03/01/18	440,786
1,000,000		State of California	5.000	11/01/18	1,189,070
1,000,000		State of California	5.000	03/01/19	1,185,370
1,430,000		State of California	5.000	07/01/19	1,738,680

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$850,000	State of California	5.250%	02/01/20	$1,024,641
2,000,000	State of California	5.000	02/01/22	2,391,300
2,000,000	State of California	5.000	04/01/22	2,395,320
2,000,000	State of California	5.250	10/01/22	2,449,460
3,000,000	State of California	5.000	02/01/38	3,204,540
2,000,000	State of California	5.000	04/01/42	2,128,340
1,710,000	West Contra Costa Unified School District	5.700	02/01/21	2,110,516
1,450,000	West Contra Costa Unified School District	6.000	08/01/21	1,855,565
1,810,000	West Contra Costa Unified School District	5.700	02/01/22	2,251,477

	TOTAL CALIFORNIA			49,370,072

COLORADO - 2.7%
2,045,000	Colorado Health Facilities Authority	5.000	02/01/25	2,345,431
2,000,000	Colorado Health Facilities Authority	5.000	12/01/33	2,105,280
1,375,000	Denver City & County School District No	5.000	12/01/23	1,740,819
1,000,000	Denver City & County School District No	5.500	12/01/23	1,315,870
1,000,000	Jefferson County Colorado School District	5.000	12/15/23	1,255,410
200,000	Rangely Hospital District	3.000	11/01/14	206,216
350,000	Rangely Hospital District	5.000	11/01/15	383,813
350,000	Rangely Hospital District	5.000	11/01/16	392,028

	TOTAL COLORADO			9,744,867

CONNECTICUT - 0.8%
1,400,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,612,702
1,000,000	State of Connecticut	5.000	05/15/21	1,240,640

	TOTAL CONNECTICUT			2,853,342

DELAWARE - 1.2%
1,500,000	State of Delaware	5.000	07/01/22	1,859,460
1,000,000	State of Delaware	5.000	07/01/23	1,226,280
1,000,000	State of Delaware	5.000	07/01/24	1,213,900

	TOTAL DELAWARE			4,299,640

DISTRICT OF COLUMBIA - 0.3%
1,000,000	District of Columbia	5.000	10/01/24	1,137,800

	TOTAL DISTRICT OF COLUMBIA			1,137,800

FLORIDA - 7.1%
1,000,000	Broward County School Board	5.250	07/01/15	1,113,870
1,485,000	Broward County School Board, COP	5.250	07/01/16	1,695,499
450,000	City of Jacksonville FL	5.000	10/01/19	546,291
1,500,000	City of Jacksonville FL	5.000	10/01/19	1,816,440
552,000	City of Lakeland FL, ETM	5.750	10/01/19	618,692
2,000,000	City of Tampa FL	4.000	11/15/33	1,949,380
1,000,000	City of Tampa FL	5.000	11/15/33	1,086,730
345,000	County of Brevard FL	5.000	07/01/16	403,702
845,000	County of Brevard FL	5.000	07/01/16	930,463
1,365,000	County of Brevard FL	5.000	01/01/21	1,701,350

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$4,000,000	County of Broward FL Airport System Revenue	5.000%	10/01/20	$4,685,040
1,000,000	County of Miami-Dade FL	5.000	07/01/17	1,171,830
1,000,000	County of Orange FL	5.000	10/01/21	1,196,860
1,600,000	First Governmental Financing Commission	5.500	07/01/15	1,760,224
2,200,000	Florida Department of Transportation	5.000	07/01/18	2,528,416
550,000	Florida Higher Educational Facilities Financial Authority	4.000	04/01/15	588,593
1,000,000	Florida State Department of Management Services, COP	5.000	08/01/18	1,170,720
535,000	Town of Jupiter FL	5.500	07/01/21	677,781

	TOTAL FLORIDA			25,641,881

GEORGIA - 0.8%
435,000	Cherokee County Water & Sewer Authority	5.500	08/01/18	499,893
215,000	City of Atlanta GA	5.500	11/01/17	260,423
75,000	City of Atlanta GA	5.500	11/01/19	93,897
125,000	City of Atlanta GA	5.500	11/01/22	153,653
635,000	Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	729,342
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	543,398
250,000	Private Colleges & Universities Authority	5.000	10/01/15	275,635
225,000	Private Colleges & Universities Authority	5.000	10/01/16	251,033

	TOTAL GEORGIA			2,807,274

HAWAII - 1.3%
1,000,000	State of Hawaii	5.000	12/01/22	1,237,660
1,000,000	State of Hawaii	5.000	12/01/24	1,215,840
2,000,000	State of Hawaii	5.000	12/01/25	2,401,860

	TOTAL HAWAII			4,855,360

ILLINOIS - 8.2%
2,045,000	Chicago Board of Education	5.000	12/01/17	2,385,186
1,230,000	Chicago Board of Education	6.000	01/01/20	1,422,827
1,665,000	Chicago Board of Education	5.000	12/01/21	1,973,574
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,139,520
1,000,000	Chicago State University	5.500	12/01/23	1,142,950
970,000	Chicago Transit Authority	5.000	12/01/22	1,142,728
465,000	Chicago Transit Authority	5.250	12/01/23	551,853
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,435,806
470,000	City of Chicago IL	5.000	01/01/21	558,181
470,000	Cook County Community Consolidated School District No 64, GO	5.500	12/01/14	515,068
250,000	Cook-Kane Lake & Mchenry Counties Community College District No 512	5.000	12/01/18	314,368
1,600,000	Illinois Finance Authority	5.000	08/15/36	1,704,496
200,000	Illinois Municipal Electric Agency	5.250	02/01/17	233,502
115,000	Madison-Bond Etc Counties Community Unit School District No 5, GO	5.000	02/01/19	124,485
1,650,000	Regional Transportation Authority	6.000	06/01/23	2,052,435
1,500,000	State of Illinois	5.000	06/15/19	1,815,270
2,045,000	State of Illinois	5.000	01/01/20	2,203,426
1,650,000	State of Illinois	5.000	01/01/20	1,852,224
1,835,000	State of Illinois	5.000	01/01/20	2,062,503
1,000,000	State of Illinois	5.250	01/01/20	1,139,120

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,020,000		State of Illinois	6.250%	12/15/20	$1,160,903
875,000		State of Illinois	5.000	04/01/21	961,266
1,610,000		State of Illinois	5.000	08/01/23	1,806,469

		TOTAL ILLINOIS			29,698,160

INDIANA - 4.5%
1,000,000		County of Knox IN	5.000	04/01/27	1,067,460
750,000		County of Knox IN	5.000	04/01/28	796,890
770,000		Franklin Community Multi-School Building Corp	5.000	07/15/22	911,295
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	1,118,050
1,520,000		Hammond Multi-School Building Corp	5.000	07/15/17	1,755,174
2,120,000		Indiana Bond Bank	5.250	04/01/19	2,540,460
250,000		Indiana Finance Authority	5.000	09/15/17	276,280
250,000		Indiana Finance Authority	5.000	09/15/18	276,573
250,000		Indiana Finance Authority	5.000	09/15/19	275,157
710,000		Indiana Finance Authority	5.000	02/01/22	808,363
320,000		Indiana State Finance Authority Revenue	5.000	02/01/15	356,058
500,000		Indiana University	5.000	08/01/19	617,380
500,000		Indiana University	5.000	08/01/20	622,255
500,000		Indiana University	5.000	08/01/21	627,655
1,940,000		Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,366,082
400,000		Lawrence Township School Building Corp	5.000	07/10/19	469,588
535,000		New Albany Floyd County School Building Corp	5.000	07/15/15	586,387
625,000		South Bend Redevelopment Authority	5.750	08/15/18	757,300

		TOTAL INDIANA			16,228,407

KENTUCKY - 0.3%
500,000		Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/17	573,780
500,000		Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/21	586,160

		TOTAL KENTUCKY			1,159,940

LOUISIANA - 0.9%
1,000,000		Louisiana Public Facilities Authority	5.250	10/01/24	1,140,460
2,000,000	i	Parish of St. Charles LA	4.000	12/01/40	2,054,300

		TOTAL LOUISIANA			3,194,760

MAINE - 0.3%
90,000		Maine Health & Higher Educational Facilities Authority	5.000	07/01/15	98,730
1,000,000		Maine Health & Higher Educational Facilities Authority	5.000	07/01/20	1,147,250

		TOTAL MAINE			1,245,980

MARYLAND - 0.5%
500,000		Maryland Health & Higher Educational Facilities Authority	5.000	05/15/23	599,665
1,000,000		Maryland Health & Higher Educational Facilities Authority	5.000	05/15/25	1,179,290

		TOTAL MARYLAND			1,778,955

MASSACHUSETTS - 2.1%
2,000,000		Commonwealth of Massachusetts	5.000	08/01/20	2,483,900

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Massachusetts Bay Transportation Authority	5.250%	07/01/20	$628,245
1,000,000	Massachusetts Bay Transportation Authority	5.500	07/01/22	1,298,650
200,000	Massachusetts Development Finance Agency	4.000	10/01/15	216,340
2,000,000	Massachusetts Development Finance Agency	5.000	10/01/22	2,294,500
250,000	Massachusetts Development Finance Agency	5.000	10/01/31	274,403
470,000	Massachusetts Housing Finance Agency	4.700	12/01/16	477,421

	TOTAL MASSACHUSETTS			7,673,459

MICHIGAN - 1.5%
1,005,000	Michigan Municipal Bond Authority	5.000	10/01/19	1,237,668
250,000	Michigan State Building Authority	5.000	10/15/19	298,312
1,000,000	Michigan State Building Authority	5.000	10/15/20	1,194,100
565,000	State of Michigan	5.250	05/15/18	679,226
1,485,000	State of Michigan	5.500	11/01/18	1,850,087

	TOTAL MICHIGAN			5,259,393

MINNESOTA - 1.3%
1,000,000	Minnesota Public Facilities Authority	5.000	03/01/16	1,156,490
1,715,000	University of Minnesota	5.000	08/01/21	2,169,166
1,000,000	University of Minnesota	5.000	12/01/25	1,213,970

	TOTAL MINNESOTA			4,539,626

MISSISSIPPI - 1.0%
2,100,000	Mississippi Development Bank Special Obligation	5.000	07/01/17	2,385,957
590,000	Mississippi Development Bank Special Obligation	5.000	11/01/17	662,747
500,000	University of Mississippi Educational Building Corp	5.000	10/01/23	602,990

	TOTAL MISSISSIPPI			3,651,694

MISSOURI - 0.5%
1,640,000	St Louis Regional Convention & Sports Complex Authority	5.250	08/15/14	1,744,337

	TOTAL MISSOURI			1,744,337

NEBRASKA - 0.4%
410,000	Central Plains Energy Project	5.000	09/01/15	444,407
1,000,000	Central Plains Energy Project	5.000	09/01/22	1,087,090

	TOTAL NEBRASKA			1,531,497

NEW HAMPSHIRE - 0.3%
1,000,000	New Hampshire Health & Education Facilities Authority	5.000	01/01/34	1,046,920

	TOTAL NEW HAMPSHIRE			1,046,920

NEW JERSEY - 4.0%
25,000	Garden State Preservation Trust	5.125	11/01/18	30,683
1,115,000	New Jersey Environmental Infrastructure Trust	5.250	09/01/21	1,450,370
45,000	New Jersey State Turnpike Authority	6.500	01/01/16	53,278
1,000,000	New Jersey State Turnpike Authority	5.000	01/01/35	1,121,940
40,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	44,085

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$25,000	New Jersey State Turnpike Authority, ETM	6.500%	01/01/16	$30,143
75,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	84,470
1,815,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/19	2,214,082
500,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/20	595,105
1,025,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,257,624
2,000,000	New Jersey Transportation Trust Fund Authority	5.750	06/15/23	2,503,480
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	06/15/23	1,194,400
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	06/15/24	1,185,690
2,000,000	State of New Jersey	5.250	08/01/22	2,529,780

	TOTAL NEW JERSEY			14,295,130

NEW YORK - 9.5%
700,000	Build NYC Resource Corp	5.000	08/01/21	823,837
1,000,000	Build NYC Resource Corp	5.000	08/01/32	1,096,110
1,000,000	City of New York NY	5.000	10/01/23	1,211,490
100,000	County of Onondaga NY	5.000	12/01/21	121,116
195,000	Lackawanna Housing Authority	5.000	09/01/16	219,788
1,000,000	Metropolitan Transportation Authority	5.000	11/15/20	1,202,590
1,000,000	Metropolitan Transportation Authority	5.250	11/15/20	1,221,490
1,000,000	Metropolitan Transportation Authority	5.250	11/15/23	1,239,180
2,000,000	New York City Health & Hospital Corp	5.000	02/15/20	2,359,720
1,500,000	New York City Transitional Finance Authority	5.000	11/01/20	1,861,560
1,500,000	New York City Transitional Finance Authority	5.000	11/01/21	1,875,150
1,050,000	New York State Dormitory Authority	5.000	01/15/16	1,174,656
1,000,000	New York State Dormitory Authority	5.000	07/01/16	1,152,220
500,000	New York State Dormitory Authority	5.000	07/01/17	538,325
1,000,000	New York State Dormitory Authority	5.000	02/15/19	1,199,280
500,000	New York State Dormitory Authority	5.000	07/01/19	571,140
1,405,000	New York State Dormitory Authority	5.000	07/01/19	1,619,220
1,100,000	New York State Dormitory Authority	5.000	07/01/20	1,241,911
1,175,000	New York State Dormitory Authority	5.000	02/15/24	1,393,785
250,000	New York State Environmental Facilities Corp	5.000	08/15/19	311,285
250,000	New York State Environmental Facilities Corp	5.000	08/15/20	314,198
1,000,000	New York State Thruway Authority	5.000	04/01/21	1,227,710
1,100,000	New York State Urban Development Corp	5.000	03/15/18	1,316,667
2,000,000	New York State Urban Development Corp	5.000	03/15/20	2,443,420
1,635,000	Port Authority of New York & New Jersey, AMT	5.000	09/15/20	1,932,129
1,000,000	State of New York	5.000	12/15/20	1,260,350
2,000,000	Tobacco Settlement Financing Corp	5.000	06/01/18	2,386,680
200,000	Town of Niagara NY	4.000	05/01/15	214,394
550,000	Town of Niagara NY	5.000	05/01/22	630,855

	TOTAL NEW YORK			34,160,256

NORTH CAROLINA - 2.0%
540,000	City of Charlotte NC	5.000	07/01/22	649,042
1,000,000	City of Charlotte NC	5.000	07/01/23	1,187,750
500,000	City of Charlotte NC	5.000	07/01/25	581,270
1,000,000	County of New Hanover NC	5.000	12/01/20	1,267,290
485,000	North Carolina Eastern Municipal Power Agency, ETM	5.000	01/01/21	608,535
1,500,000	State of North Carolina	5.000	03/01/19	1,855,965

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	State of North Carolina	5.000%	05/01/25	$1,194,170

	TOTAL NORTH CAROLINA			7,344,022

OHIO - 5.7%
1,445,000	Cincinnati City School District	5.250	06/01/23	1,726,125
2,000,000	City of Cincinnati OH	5.000	12/01/21	2,517,940
1,500,000	City of Columbus OH	5.000	07/01/21	1,879,755
750,000	County of Lucas OH	5.000	11/15/22	898,687
1,000,000	Ohio Air Quality Development Authority	5.625	06/01/18	1,152,170
1,000,000	Ohio State Water Development Authority	5.500	06/01/22	1,306,790
25,000	Ohio State Water Development Authority, ETM	6.000	12/01/16	27,541
150,000	State of Ohio	5.000	05/01/17	177,709
1,000,000	State of Ohio	5.000	09/15/20	1,235,890
1,660,000	State of Ohio	5.000	01/15/21	1,923,044
1,000,000	State of Ohio	5.000	08/01/21	1,242,130
1,200,000	State of Ohio	5.000	01/01/23	1,409,124
1,000,000	State of Ohio	5.000	01/01/24	1,172,610
4,000,000	State of Ohio, AMT	4.950	09/01/20	4,012,280

	TOTAL OHIO			20,681,795

OKLAHOMA - 0.8%
1,000,000	Oklahoma Turnpike Authority	5.000	01/01/24	1,191,830
500,000	Oklahoma Turnpike Authority	5.000	01/01/25	592,555
1,000,000	Oklahoma Turnpike Authority	5.000	01/01/25	1,185,110

	TOTAL OKLAHOMA			2,969,495

OREGON - 0.3%
740,000	State of Oregon	5.000	05/01/21	927,553

	TOTAL OREGON			927,553

PENNSYLVANIA - 3.1%
1,120,000	Carbon County Hospital Authority	5.400	11/15/14	1,154,294
1,500,000	City of Pittsburgh PA	5.000	09/01/24	1,725,450
350,000	Commonwealth of Pennsylvania	5.000	01/01/16	401,782
1,925,000	Commonwealth of Pennsylvania	5.000	02/15/19	2,357,009
1,000,000	Pennsylvania Higher Educational Facilities Authority	5.000	08/15/22	1,209,190
2,000,000	Philadelphia School District	5.000	09/01/20	2,293,640
1,425,000	Philadelphia School District, GO	5.000	06/01/24	1,590,386
415,000	Pittsburgh Urban Redevelopment Authority, ETM	6.500	09/01/13	429,637

	TOTAL PENNSYLVANIA			11,161,388

PUERTO RICO - 5.9%
510,000	Commonwealth of Puerto Rico	5.000	07/01/13	529,972
1,000,000	Commonwealth of Puerto Rico	5.250	07/01/16	1,110,610
1,500,000	Commonwealth of Puerto Rico	5.500	07/01/19	1,683,570
2,000,000	Commonwealth of Puerto Rico	5.500	07/01/20	2,228,000
250,000	Commonwealth of Puerto Rico	5.500	07/01/21	279,480
1,250,000	Government Development Bank for Puerto Rico	5.000	12/01/16	1,358,875

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$3,370,000	Puerto Rico Commonwealth Infrastructure Financing Authority	5.500%	07/01/19	$3,782,421
1,000,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/21	1,121,950
145,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/22	189,158
255,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/22	293,505
685,000	Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth	4.000	04/01/20	679,568
475,000	Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth	5.000	04/01/21	497,919
500,000	Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth	5.000	04/01/22	520,705
1,225,000	Puerto Rico Infrastructure Financing Authority	5.500	07/01/18	1,368,950
1,500,000	Puerto Rico Public Buildings Authority	6.000	07/01/20	1,734,480
475,000	Puerto Rico Public Buildings Authority	6.250	07/01/21	561,721
2,000,000	Puerto Rico Public Buildings Authority	5.250	07/01/42	1,979,120
5,000	Puerto Rico Public Buildings Authority, ETM	5.500	07/01/13	5,251
250,000	Puerto Rico Public Finance Corp	6.000	08/01/24	288,957
1,000,000	Puerto Rico Public Finance Corp	6.000	08/01/25	1,148,420

	TOTAL PUERTO RICO			21,362,632

RHODE ISLAND - 1.3%
315,000	Providence Housing Authority	5.000	09/01/18	345,517
790,000	Rhode Island State & Providence Plantations, COP	5.250	10/01/14	857,703
800,000	Rhode Island State & Providence Plantations, COP	5.000	10/01/16	911,024
2,000,000	State of Rhode Island	5.000	08/01/21	2,445,360

	TOTAL RHODE ISLAND			4,559,604

SOUTH CAROLINA - 1.2%
315,000	County of Richland SC	4.600	09/01/12	316,865
750,000	Lexington County Health Services District, Inc	5.000	11/01/19	881,302
750,000	Lexington County Health Services District, Inc	5.000	11/01/21	872,490
1,120,000	Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,301,037
1,000,000	Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	1,146,910

	TOTAL SOUTH CAROLINA			4,518,604

SOUTH DAKOTA - 0.2%
500,000	State of South Dakota	6.700	09/01/17	576,870

	TOTAL SOUTH DAKOTA			576,870

TENNESSEE - 0.8%
1,000,000	Memphis-Shelby County Airport Authority, AMT	5.625	07/01/20	1,193,070
	Metropolitan Government Nashville & Davidson County Health &
1,500,000	Educational Facs Bd	6.000	12/01/16	1,648,980

	TOTAL TENNESSEE			2,842,050

TEXAS - 2.6%
970,000	Bexar Metropolitan Water District	5.000	05/01/17	1,091,696
725,000	County of Harris TX	5.000	08/15/16	845,336
160,000	Harris County Flood Control District	5.000	10/01/14	176,274

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Lower Colorado River Authority	5.000%	05/15/21	$608,100
500,000		Lower Colorado River Authority	5.000	05/15/22	597,470
500,000		Lower Colorado River Authority	5.000	05/15/23	584,495
1,515,000		Lower Colorado River Authority, ETM	6.000	01/01/17	1,846,709
1,000,000		Lubbock Health Facilities Development Corp	5.000	07/01/19	1,170,580
310,000		North Central Texas Health Facility Development Corp, ETM	5.500	06/01/21	383,169
1,000,000		State of Texas	5.000	10/01/22	1,243,300
630,000		Tarrant County Health Facilities Development Corp, ETM	6.000	09/01/24	809,405

		TOTAL TEXAS			9,356,534

UTAH - 0.6%
1,000,000		State of Utah	5.000	07/01/21	1,271,140
900,000		Utah State Board of Regents	5.000	08/01/22	1,070,775

		TOTAL UTAH			2,341,915

VIRGINIA - 0.8%
285,000		Tobacco Settlement Financing Corp, ETM	5.500	06/01/26	313,509
1,000,000		Virginia College Building Authority	5.000	02/01/23	1,256,370
1,000,000		Virginia Resources Authority	5.000	11/01/30	1,164,780

		TOTAL VIRGINIA			2,734,659

WASHINGTON - 1.9%
3,150,000		Port of Seattle WA	5.500	09/01/17	3,687,453
500,000		State of Washington	5.000	06/01/24	601,445
600,000		Washington Economic Development Finance Authority	5.000	06/01/16	687,228
290,000		Washington Higher Education Facilities Authority	5.000	05/01/19	339,367
625,000		Washington Higher Education Facilities Authority	5.000	05/01/20	733,912
660,000		Washington Higher Education Facilities Authority	5.000	05/01/21	776,734

		TOTAL WASHINGTON			6,826,139

WEST VIRGINIA - 0.9%
1,000,000		City of Princeton WV	4.000	05/01/15	1,032,590
1,500,000		City of Princeton WV	5.000	05/01/21	1,646,745
500,000		City of Princeton WV	5.000	05/01/22	546,630

		TOTAL WEST VIRGINIA			3,225,965

WISCONSIN - 2.3%
1,040,000		State of Wisconsin	5.000	05/01/19	1,291,950
2,000,000		State of Wisconsin	5.000	05/01/21	2,477,520
1,000,000		State of Wisconsin	5.000	05/01/21	1,238,760
1,500,000		Wisconsin Health & Educational Facilities Authority	5.000	06/01/32	1,585,155
1,500,000		Wisconsin Health & Educational Facilities Authority	5.000	06/01/39	1,565,445

		TOTAL WISCONSIN			8,158,830

		TOTAL LONG-TERM MUNICIPAL BONDS			352,804,669
		(Cost $329,344,975)

		TOTAL INVESTMENTS - 97.8%			352,804,669
		(Cost $329,344,975)
		OTHER ASSETS & LIABILITIES, NET - 2.2%			7,792,942

		NET ASSETS - 100.0%			$360,597,611

		Abbreviation(s):
		AMT Alternative Minimum Tax (subject to)
		COP Certificate of Participation
		ETM Escrowed to Maturity
		GO General Obligation

	h	These securities were purchased on a delayed delivery basis.
	i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.3%

GOVERNMENT BONDS - 99.3%

U.S. TREASURY SECURITIES - 99.3%
$ 3,564,674	k	United States Treasury Inflation Indexed Bonds	0.625%	04/15/13	$3,570,523
52,760,354	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/13	54,029,874
54,183,017	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/14	56,257,197
35,551,864	k	United States Treasury Inflation Indexed Bonds	1.250	04/15/14	36,704,527
56,825,725	k	United States Treasury Inflation Indexed Bonds	2.000	07/15/14	60,213,050
36,836,185	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	39,144,193
47,443,966	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	49,260,168
41,832,563	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	45,492,912
43,502,149	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	48,131,039
69,721,236	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	72,569,976
41,401,582	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	47,395,124
38,021,258	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	43,878,889
34,438,940	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	36,354,606
33,476,586	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	39,763,891
32,470,691	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	37,052,110
31,287,323	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	35,718,891
31,500,355	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	37,689,671
34,383,464	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	41,123,173
40,692,729	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	47,311,645
62,865,848	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	72,993,158
69,497,388	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	79,976,273
68,321,508	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	76,093,080
67,099,218	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	70,994,126
56,575,521	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	74,507,301
39,475,331	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	50,377,312
33,663,021	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	45,171,567
34,071,822	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	42,688,280
38,496,375	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	59,389,666
34,493,195	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	47,867,379
46,445,278	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	75,045,399
12,609,951	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	20,313,850
17,565,958	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	24,932,682
39,676,122	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	56,625,285
25,963,005	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/42	27,234,777

		TOTAL U.S. TREASURY SECURITIES			1,655,871,594

		TOTAL GOVERNMENT BONDS			1,655,871,594
		(Cost $1,478,512,343)

		TOTAL BONDS			1,655,871,594
		(Cost $1,478,512,343)

		TOTAL INVESTMENTS - 99.3%			$1,655,871,594
		(Cost $1,478,512,343)

		OTHER ASSETS & LIABILITIES, NET - 0.7%			11,508,733

		NET ASSETS - 100.0%			$1,667,380,327

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS – Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.7%

CORPORATE BONDS - 21.9%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000		BorgWarner, Inc	4.625%	09/15/20	$54,458
500,000		Ford Motor Co	7.450	07/16/31	626,250
400,000		Honeywell International, Inc	5.400	03/15/16	458,166
400,000		Honeywell International, Inc	5.000	02/15/19	475,868
282,000		Honeywell International, Inc	5.700	03/15/37	361,622
210,000		Johnson Controls, Inc	5.500	01/15/16	236,051
150,000		Johnson Controls, Inc	2.600	12/01/16	154,924
160,000		Johnson Controls, Inc	4.250	03/01/21	171,856
270,000		Johnson Controls, Inc	6.000	01/15/36	322,803

		TOTAL AUTOMOBILES & COMPONENTS			2,861,998

BANKS - 2.8%
100,000		Allied World Assurance Co Ltd	7.500	08/01/16	115,297
1,800,000		Asian Development Bank	0.875	06/10/14	1,817,518
1,750,000		Asian Development Bank	2.500	03/15/16	1,863,110
2,000,000		Asian Development Bank	1.125	03/15/17	2,030,812
75,000		Asian Development Bank	5.820	06/16/28	99,282
500,000		Banco do Brasil S.A.	3.875	01/23/17	512,500
100,000		BanColombia S.A.	4.250	01/12/16	103,750
200,000		BanColombia S.A.	5.950	06/03/21	213,500
1,470,000		Bank of America Corp	4.500	04/01/15	1,515,222
2,045,000		Bank of America Corp	3.700	09/01/15	2,065,953
550,000		Bank of America Corp	3.625	03/17/16	552,517
1,200,000		Bank of America Corp	6.500	08/01/16	1,317,761
585,000		Bank of America Corp	5.300	03/15/17	609,061
600,000		Bank of America Corp	3.875	03/22/17	611,218
575,000		Bank of America Corp	6.000	09/01/17	620,532
590,000		Bank of America Corp	5.750	12/01/17	629,646
320,000		Bank of America Corp	5.650	05/01/18	342,174
600,000		Bank of America Corp	5.490	03/15/19	611,039
700,000		Bank of America Corp	5.875	01/05/21	764,265
500,000		Bank of America Corp	5.700	01/24/22	550,647
700,000		Bank of America Corp	5.875	02/07/42	766,766
100,000		Bank of New York Mellon Corp	1.500	01/31/14	101,161
530,000		Bank of New York Mellon Corp	4.300	05/15/14	565,052
300,000		Bank of New York Mellon Corp	1.700	11/24/14	305,054
100,000		Bank of New York Mellon Corp	1.969	06/20/17	101,174
500,000		Bank of New York Mellon Corp	3.550	09/23/21	531,689
510,000		Barclays Bank plc	5.200	07/10/14	537,332
190,000	i	BB&T Capital Trust IV	6.820	06/12/57	191,187
500,000		BB&T Corp	5.200	12/23/15	550,256
100,000		BB&T Corp	3.200	03/15/16	105,845

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		BB&T Corp	2.150%	03/22/17	$203,176
70,000		BB&T Corp	4.900	06/30/17	76,861
400,000		BB&T Corp	6.850	04/30/19	504,447
200,000		BB&T Corp	3.950	03/22/22	209,132
150,000		BBVA US Senior SAU	3.250	05/16/14	144,306
460,000		BHP Billiton Finance Ltd	5.400	03/29/17	537,740
400,000		BHP Billiton Finance USA Ltd	5.500	04/01/14	433,297
300,000		BHP Billiton Finance USA Ltd	1.000	02/24/15	300,514
300,000		BHP Billiton Finance USA Ltd	1.875	11/21/16	307,303
500,000		BHP Billiton Finance USA Ltd	1.625	02/24/17	503,435
450,000		BHP Billiton Finance USA Ltd	6.500	04/01/19	572,822
100,000		BHP Billiton Finance USA Ltd	3.250	11/21/21	104,359
300,000		BHP Billiton Finance USA Ltd	2.875	02/24/22	303,150
200,000		BHP Billiton Finance USA Ltd	4.125	02/24/42	205,471
810,000		Capital One Bank USA NA	8.800	07/15/19	1,020,075
250,000		Capital One Financial Corp	3.150	07/15/16	258,900
200,000		Citigroup, Inc	5.850	07/02/13	209,204
2,100,000		Citigroup, Inc	6.000	12/13/13	2,206,997
350,000		Citigroup, Inc	2.650	03/02/15	349,957
1,750,000		Citigroup, Inc	3.953	06/15/16	1,793,151
200,000		Citigroup, Inc	4.450	01/10/17	209,649
650,000		Citigroup, Inc	6.000	08/15/17	712,008
915,000		Citigroup, Inc	6.125	11/21/17	1,013,750
1,320,000		Citigroup, Inc	6.125	05/15/18	1,473,878
2,310,000		Citigroup, Inc	5.375	08/09/20	2,496,177
1,950,000	h	Citigroup, Inc	4.500	01/14/22	2,014,065
1,070,000		Citigroup, Inc	6.875	03/05/38	1,308,805
200,000		Citigroup, Inc	5.875	01/30/42	218,433
250,000		Comerica Bank	5.750	11/21/16	282,478
50,000		Comerica Bank	5.200	08/22/17	55,973
200,000		Compass Bank	5.500	04/01/20	189,010
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	411,675
600,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	610,340
700,000		Deutsche Bank AG	3.875	08/18/14	728,783
900,000		Deutsche Bank AG	3.450	03/30/15	931,811
600,000		Deutsche Bank AG	3.250	01/11/16	617,488
215,000		Discover Bank	7.000	04/15/20	250,232
450,000		Fifth Third Bancorp	3.625	01/25/16	474,640
200,000		Fifth Third Bancorp	3.500	03/15/22	202,114
140,000		Fifth Third Bancorp	8.250	03/01/38	190,004
250,000		Fifth Third Bank	4.750	02/01/15	265,957
100,000		First Horizon National Corp	5.375	12/15/15	105,520
200,000		First Niagara Financial Group, Inc	7.250	12/15/21	224,722
600,000		HSBC Bank USA NA	4.625	04/01/14	625,446
750,000		HSBC Bank USA NA	4.875	08/24/20	771,520
266,000		HSBC Bank USA NA	5.875	11/01/34	277,067
33,000		HSBC Bank USA NA	7.000	01/15/39	38,644
150,000		HSBC Holdings plc	4.875	01/14/22	165,814
1,925,000		HSBC Holdings plc	6.500	09/15/37	2,135,753
150,000		HSBC Holdings plc	6.100	01/14/42	183,701
700,000		HSBC USA, Inc	2.375	02/13/15	707,979
1,500,000		Inter-American Development Bank	1.750	08/24/18	1,553,497

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$340,000		JP Morgan Chase Capital XXV	6.800%	10/01/37	$339,998
2,475,000		JPMorgan Chase & Co	2.050	01/24/14	2,502,059
634,000		JPMorgan Chase & Co	5.125	09/15/14	673,551
225,000		JPMorgan Chase & Co	3.700	01/20/15	234,693
800,000		JPMorgan Chase & Co	1.875	03/20/15	799,382
610,000		JPMorgan Chase & Co	3.400	06/24/15	632,638
700,000		JPMorgan Chase & Co	5.150	10/01/15	751,150
1,250,000		JPMorgan Chase & Co	3.450	03/01/16	1,295,601
300,000		JPMorgan Chase & Co	3.150	07/05/16	308,521
335,000		JPMorgan Chase & Co	6.000	01/15/18	384,533
180,000		JPMorgan Chase & Co	4.950	03/25/20	198,415
700,000		JPMorgan Chase & Co	4.400	07/22/20	738,311
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,911,935
750,000		JPMorgan Chase & Co	4.625	05/10/21	802,489
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,058,026
1,000,000		JPMorgan Chase & Co	4.500	01/24/22	1,077,218
1,408,000		JPMorgan Chase & Co	5.500	10/15/40	1,553,241
200,000		JPMorgan Chase & Co	5.400	01/06/42	219,604
50,000		KeyBank NA	5.800	07/01/14	53,599
600,000		KeyCorp	3.750	08/13/15	635,288
150,000		KeyCorp	5.100	03/24/21	167,296
150,000		M&I Marshall & Ilsley Bank	5.000	01/17/17	161,695
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	279,649
250,000		National Australia Bank	2.000	03/09/15	250,634
250,000		National Australia Bank	2.750	03/09/17	251,516
250,000		National Bank of Canada	1.500	06/26/15	250,769
100,000		Noble Holding International Ltd	6.200	08/01/40	110,915
150,000		Noble Holding International Ltd	5.250	03/15/42	148,709
600,000		Nordic Investment Bank	3.625	06/17/13	618,683
500,000		Nordic Investment Bank	2.250	03/15/16	527,039
580,000		PNC Funding Corp	5.400	06/10/14	626,159
700,000		PNC Funding Corp	2.700	09/19/16	725,454
645,000		PNC Funding Corp	5.125	02/08/20	745,950
50,000		PNC Funding Corp	4.375	08/11/20	55,251
400,000		PNC Funding Corp	3.300	03/08/22	407,922
740,000		Rabobank Nederland NV	2.125	10/13/15	742,813
250,000		Regions Financial Corp	7.750	11/10/14	270,000
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	266,589
250,000		Sovereign Bank	8.750	05/30/18	271,038
200,000		State Street Corp	2.875	03/07/16	211,842
300,000		SunTrust Bank	7.250	03/15/18	347,189
100,000		SunTrust Banks, Inc	3.600	04/15/16	103,837
150,000		SunTrust Banks, Inc	3.500	01/20/17	155,284
100,000		SunTrust Banks, Inc	6.000	09/11/17	113,829
50,000		SVB Financial Group	5.375	09/15/20	53,927
200,000		Svenska Handelsbanken AB	3.125	07/12/16	206,681
300,000		Svenska Handelsbanken AB	2.875	04/04/17	304,119
100,000		Toronto-Dominion Bank	2.500	07/14/16	103,610
650,000		Toronto-Dominion Bank	2.375	10/19/16	667,495
315,000		Union Bank of California NA	5.950	05/11/16	351,927
60,000		UnionBanCal Corp	5.250	12/16/13	63,062
225,000		UnionBanCal Corp	3.500	06/18/22	227,263

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		US Bancorp	2.200%	11/15/16	$309,407
250,000		US Bancorp	1.650	05/15/17	251,825
325,000		US Bancorp	3.000	03/15/22	332,922
970,000		US Bank NA	6.300	02/04/14	1,050,152
250,000	i	US Bank NA	3.778	04/29/20	261,193
240,000		USB Capital XIII Trust	6.625	12/15/39	241,961
692,000		Wachovia Bank NA	4.800	11/01/14	737,426
1,110,000		Wachovia Bank NA	5.850	02/01/37	1,284,658
500,000		Wells Fargo & Co	1.250	02/13/15	499,309
1,000,000		Wells Fargo & Co	1.500	07/01/15	1,000,756
650,000		Wells Fargo & Co	3.676	06/15/16	691,860
300,000		Wells Fargo & Co	5.125	09/15/16	333,426
1,200,000		Wells Fargo & Co	4.600	04/01/21	1,338,766
1,000,000		Wells Fargo & Co	3.500	03/08/22	1,028,963
264,000		Wells Fargo & Co	5.375	02/07/35	303,618
20,000		Western Union Co	5.930	10/01/16	23,204
100,000		Western Union Co	3.650	08/22/18	108,266
400,000		Western Union Co	5.253	04/01/20	460,318
100,000		Westpac Banking Corp	1.850	12/09/13	100,986
1,455,000		Westpac Banking Corp	3.000	08/04/15	1,507,146
150,000		Westpac Banking Corp	3.000	12/09/15	155,225
75,000		Westpac Banking Corp	4.875	11/19/19	81,217
185,000		Zions Bancorporation	7.750	09/23/14	200,641

		TOTAL BANKS			91,654,193

CAPITAL GOODS - 0.7%
165,000		Agilent Technologies, Inc	2.500	07/15/13	167,253
50,000		Agilent Technologies, Inc	6.500	11/01/17	60,042
100,000		Agilent Technologies, Inc	5.000	07/15/20	113,259
200,000		Applied Materials, Inc	4.300	06/15/21	222,752
100,000		Applied Materials, Inc	5.850	06/15/41	120,670
100,000		Arrow Electronics, Inc	6.875	07/01/13	105,661
200,000		Arrow Electronics, Inc	5.125	03/01/21	209,745
225,000		Avnet, Inc	6.625	09/15/16	256,423
115,000		Black & Decker Corp	8.950	04/15/14	129,826
100,000		Cameron International Corp	6.375	07/15/18	118,902
150,000		Cameron International Corp	3.600	04/30/22	150,243
100,000		Cameron International Corp	5.950	06/01/41	113,484
100,000		Carlisle Cos, Inc	5.125	12/15/20	109,568
136,000		Caterpillar Financial Services Corp	6.125	02/17/14	147,686
150,000		Caterpillar Financial Services Corp	1.375	05/20/14	151,838
250,000		Caterpillar Financial Services Corp	2.050	08/01/16	258,006
300,000		Caterpillar Financial Services Corp	1.750	03/24/17	303,526
200,000		Caterpillar Financial Services Corp	1.625	06/01/17	200,979
500,000		Caterpillar Financial Services Corp	5.850	09/01/17	600,054
200,000		Caterpillar Financial Services Corp	5.450	04/15/18	238,417
1,361,000		Caterpillar Financial Services Corp	7.150	02/15/19	1,776,292
50,000		Caterpillar, Inc	5.700	08/15/16	58,908
150,000		Caterpillar, Inc	1.500	06/26/17	150,208
200,000		Caterpillar, Inc	3.900	05/27/21	222,709
200,000		Caterpillar, Inc	2.600	06/26/22	199,476
10,000		Caterpillar, Inc	7.300	05/01/31	14,491

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		Caterpillar, Inc	5.200%	05/27/41	$485,138
75,000		CRH America, Inc	5.300	10/15/13	78,041
150,000		CRH America, Inc	4.125	01/15/16	152,481
350,000		CRH America, Inc	6.000	09/30/16	383,125
450,000		Danaher Corp	5.625	01/15/18	534,936
150,000		Deere & Co	2.600	06/08/22	149,738
218,000		Deere & Co	5.375	10/16/29	274,001
150,000		Deere & Co	3.900	06/09/42	149,025
200,000		Dover Corp	4.875	10/15/15	223,387
150,000		Dover Corp	5.450	03/15/18	177,000
100,000		Dover Corp	5.375	03/01/41	122,985
200,000		Eaton Corp	5.600	05/15/18	235,738
300,000		Emerson Electric Co	5.250	10/15/18	361,348
400,000		Emerson Electric Co	4.875	10/15/19	472,762
100,000		Energizer Holdings, Inc	4.700	05/19/21	105,410
100,000		Energizer Holdings, Inc	4.700	05/24/22	104,336
400,000		General Dynamics Corp	5.250	02/01/14	428,956
11,000		General Dynamics Corp	5.375	08/15/15	12,487
300,000		General Dynamics Corp	2.250	07/15/16	313,060
750,000		General Electric Co	5.250	12/06/17	875,807
265,000		Goodrich Corp	6.125	03/01/19	326,476
25,000		Goodrich Corp	4.875	03/01/20	28,663
185,000		Harsco Corp	5.125	09/15/13	192,196
100,000		IDEX Corp	4.500	12/15/20	105,978
200,000		IDEX Corp	4.200	12/15/21	207,421
100,000		Illinois Tool Works, Inc	6.250	04/01/19	123,890
200,000		Illinois Tool Works, Inc	4.875	09/15/41	227,830
200,000		Ingersoll-Rand Global Holding Co Ltd	6.000	08/15/13	210,868
170,000		Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	207,045
695,000		John Deere Capital Corp	2.950	03/09/15	733,859
100,000		John Deere Capital Corp	2.000	01/13/17	103,149
800,000		John Deere Capital Corp	5.500	04/13/17	951,659
200,000		John Deere Capital Corp	3.150	10/15/21	208,005
200,000		John Deere Capital Corp	2.800	01/27/23	200,725
100,000		Joy Global, Inc	5.125	10/15/21	109,780
150,000		Kennametal, Inc	3.875	02/15/22	154,336
100,000		KLA-Tencor Corp	6.900	05/01/18	119,442
100,000		Legrand France S.A.	8.500	02/15/25	126,913
400,000		Lockheed Martin Corp	7.650	05/01/16	482,732
200,000		Lockheed Martin Corp	3.350	09/15/21	206,722
239,000		Lockheed Martin Corp	5.500	11/15/39	280,701
350,000		Lockheed Martin Corp	4.850	09/15/41	379,548
100,000		Mosaic Co	4.875	11/15/41	106,292
250,000		Parker Hannifin Corp	3.500	09/15/22	266,105
100,000		Raytheon Co	1.400	12/15/14	101,459
50,000		Raytheon Co	4.400	02/15/20	56,769
450,000	h	Raytheon Co	3.125	10/15/20	472,278
200,000		Raytheon Co	7.200	08/15/27	280,175
100,000		Raytheon Co	4.700	12/15/41	110,074
100,000		Rockwell Automation, Inc	6.250	12/01/37	136,529
100,000		Rockwell Collins, Inc	3.100	11/15/21	104,115
100,000		Roper Industries, Inc	6.250	09/01/19	119,011

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Snap-on, Inc	4.250%	01/15/18	$110,774
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	257,753
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	111,846
250,000		Textron, Inc	5.600	12/01/17	275,372
170,000		Tyco International Finance S.A.	4.125	10/15/14	183,471
200,000		Tyco International Finance S.A.	3.375	10/15/15	215,587
400,000		Tyco International Finance S.A.	3.750	01/15/18	445,973
100,000		Tyco International Ltd	6.875	01/15/21	133,321
200,000		United Technologies Corp	4.875	05/01/15	221,369
300,000		United Technologies Corp	1.200	06/01/15	303,491
250,000		United Technologies Corp	1.800	06/01/17	255,309
500,000		United Technologies Corp	5.375	12/15/17	597,718
490,000		United Technologies Corp	4.500	04/15/20	567,870
325,000		United Technologies Corp	3.100	06/01/22	340,555
280,000		United Technologies Corp	5.400	05/01/35	334,674
280,000		United Technologies Corp	6.050	06/01/36	361,319
145,000		United Technologies Corp	5.700	04/15/40	183,899
850,000		United Technologies Corp	4.500	06/01/42	933,644
100,000		Valmont Industries, Inc	6.625	04/20/20	117,344
100,000	g	Xylem, Inc	3.550	09/20/16	105,309
100,000	g	Xylem, Inc	4.875	10/01/21	110,603

		TOTAL CAPITAL GOODS			25,448,125

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
100,000	g,h	ADT Corp	2.250	07/15/17	100,469
125,000	g,h	ADT Corp	3.500	07/15/22	125,420
200,000	g,h	ADT Corp	4.875	07/15/42	195,918
200,000		Celgene Corp	3.950	10/15/20	210,082
30,000		Corp Andina de Fomento	5.125	05/05/15	32,394
500,000		Corp Andina de Fomento	3.750	01/15/16	519,620
277,000		Corp Andina de Fomento	4.375	06/15/22	282,937
1,000,000		Council Of Europe Development Bank	2.625	02/16/16	1,047,832
500,000		Council Of Europe Development Bank	1.500	06/19/17	498,070
350,000		Daimler Finance North America LLC	6.500	11/15/13	375,180
250,000	g	Daimler Finance North America LLC	2.400	04/10/17	253,709
300,000		Daimler Finance North America LLC	8.500	01/18/31	458,975
200,000		eBay, Inc	3.250	10/15/20	209,511
150,000		Equifax, Inc	6.300	07/01/17	173,371
1,500,000		European Investment Bank	1.125	04/15/15	1,512,825
1,200,000		European Investment Bank	1.750	03/15/17	1,216,768
1,000,000		European Investment Bank	2.875	09/15/20	1,037,600
25,000		Howard Hughes Medical Institute	3.450	09/01/14	26,542
200,000		McGraw-Hill Cos, Inc	5.900	11/15/17	230,220
44,000		Quest Diagnostics, Inc	5.450	11/01/15	49,074
200,000		Quest Diagnostics, Inc	4.700	04/01/21	222,704
150,000		Quest Diagnostics, Inc	6.950	07/01/37	188,778
150,000		Reed Elsevier Capital, Inc	7.750	01/15/14	163,948
100,000		Reed Elsevier Capital, Inc	8.625	01/15/19	126,866
63,000		Republic Services, Inc	5.500	09/15/19	72,900
265,000		Republic Services, Inc	5.000	03/01/20	299,840
580,000		Republic Services, Inc	5.250	11/15/21	665,890
250,000		Republic Services, Inc	3.550	06/01/22	252,702

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$30,000		Republic Services, Inc	6.200%	03/01/40	$36,093
150,000		SAIC, Inc	4.450	12/01/20	161,026
100,000		Svensk Exportkredit AB	3.250	09/16/14	104,993
500,000		Svensk Exportkredit AB	1.750	05/30/17	503,049
300,000		Thomson Corp	5.700	10/01/14	329,967
345,000		Thomson Reuters Corp	6.500	07/15/18	425,662
145,000		Thomson Reuters Corp	5.850	04/15/40	174,362
200,000	g	URS Corp	5.000	04/01/22	197,553
25,000		Vanderbilt University	5.250	04/01/19	30,170
500,000		Waste Management, Inc	5.000	03/15/14	532,063
310,000		Waste Management, Inc	4.600	03/01/21	344,804
255,000		Waste Management, Inc	6.125	11/30/39	315,351

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			13,705,238

CONSUMER DURABLES & APPAREL - 0.1%
100,000		Hasbro, Inc	6.125	05/15/14	108,136
100,000		Hasbro, Inc	6.350	03/15/40	116,165
100,000		Mattel Inc	4.350	10/01/20	106,995
100,000		Mattel, Inc	5.450	11/01/41	109,304
100,000		Newell Rubbermaid, Inc	4.700	08/15/20	108,187
200,000		Newell Rubbermaid, Inc	4.000	06/15/22	204,115
400,000		Rio Tinto Finance USA plc	3.500	03/22/22	421,566
200,000		Rio Tinto Finance USA plc	4.750	03/22/42	223,794
220,000		VF Corp	6.450	11/01/37	289,369
200,000		Whirlpool Corp	8.600	05/01/14	222,669
150,000		Whirlpool Corp	4.700	06/01/22	151,653

		TOTAL CONSUMER DURABLES & APPAREL			2,061,953

CONSUMER SERVICES - 0.3%
200,000		Board of Trustees of The Leland Stanford Junior University	3.625	05/01/14	211,076
100,000		Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	119,147
100,000		Cintas Corp No 2	4.300	06/01/21	108,867
200,000		Cintas Corp No 2	3.250	06/01/22	200,497
500,000		Continental Airlines 2012 Class A Pass Thru Trusts	4.150	04/11/24	491,250
100,000		Cornell University	5.450	02/01/19	121,584
100,000		Darden Restaurants, Inc	6.200	10/15/17	115,872
100,000		Darden Restaurants, Inc	6.800	10/15/37	118,289
75,000		Dartmouth College	4.750	06/01/19	88,723
100,000		George Washington University	3.485	09/15/22	105,310
175,000		GlaxoSmithKline Capital plc	0.750	05/08/15	174,980
300,000		GlaxoSmithKline Capital plc	1.500	05/08/17	300,543
300,000		GlaxoSmithKline Capital plc	2.850	05/08/22	305,162
100,000		Hyatt Hotels Corp	3.875	08/15/16	105,942
150,000		Johns Hopkins University	5.250	07/01/19	181,118
200,000		Marriott International, Inc	3.000	03/01/19	202,213
250,000		Massachusetts Institute of Technology	5.600	07/01/11	347,180
300,000		McDonald’s Corp	1.875	05/29/19	299,322
720,000		McDonald’s Corp	3.500	07/15/20	785,208
550,000		McDonald’s Corp	2.625	01/15/22	560,011
280,000		McDonald’s Corp	6.300	03/01/38	391,352
200,000		President and Fellows of Harvard College	4.875	10/15/40	250,780
100,000		Princeton University	4.950	03/01/19	119,611

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$220,000	Princeton University	5.700%	03/01/39	$307,747
350,000	Sheraton Holding Corp	7.375	11/15/15	401,686
200,000	University of Southern California	5.250	10/01/11	263,808
700,000	Walt Disney Co	4.500	12/15/13	741,126
350,000	Walt Disney Co	0.875	12/01/14	352,161
70,000	Walt Disney Co	5.625	09/15/16	82,315
750,000	Walt Disney Co	2.550	02/15/22	753,815
200,000	Walt Disney Co	7.000	03/01/32	287,797
100,000	Walt Disney Co	4.375	08/16/41	109,940
100,000	Walt Disney Co	4.125	12/01/41	106,884
2,000	Wyndham Worldwide Corp	6.000	12/01/16	2,225
250,000	Wyndham Worldwide Corp	2.950	03/01/17	248,691
200,000	Wyndham Worldwide Corp	4.250	03/01/22	201,388
200,000	Yale University	2.900	10/15/14	210,776
330,000	Yum! Brands, Inc	6.250	03/15/18	391,034
50,000	Yum! Brands, Inc	3.875	11/01/20	53,733
100,000	Yum! Brands, Inc	6.875	11/15/37	132,438

	TOTAL CONSUMER SERVICES			10,351,601

DIVERSIFIED FINANCIALS - 3.9%
300,000	Abbey National Treasury Services plc	2.875	04/25/14	292,558
150,000	ABN Amro Bank NV	4.650	06/04/18	140,525
500,000	African Development Bank	3.000	05/27/14	523,971
250,000	African Development Bank	1.250	09/02/16	254,389
300,000	African Development Bank	1.125	03/15/17	303,788
20,000	Ahold Finance USA LLC	6.875	05/01/29	24,865
300,000	American Express Co	4.875	07/15/13	311,980
400,000	American Express Co	6.150	08/28/17	473,890
190,000	American Express Co	7.000	03/19/18	235,179
255,000	American Express Co	8.125	05/20/19	339,559
244,000	American Express Co	8.150	03/19/38	386,243
50,000	American Express Credit Corp	1.750	06/12/15	50,568
1,750,000	American Express Credit Corp	2.750	09/15/15	1,826,106
1,000,000	American Express Credit Corp	2.800	09/19/16	1,043,165
400,000	American Express Credit Corp	2.375	03/24/17	409,973
295,000	Ameriprise Financial, Inc	5.300	03/15/20	335,648
450,000	Bank of Montreal	2.500	01/11/17	465,170
1,150,000	Bank of New York Mellon Corp	2.300	07/28/16	1,186,548
40,000	Bank of Nova Scotia	2.250	01/22/13	40,374
220,000	Bank of Nova Scotia	2.375	12/17/13	225,223
900,000	Bank of Nova Scotia	3.400	01/22/15	948,731
100,000	Bank of Nova Scotia	2.050	10/07/15	102,208
250,000	Bank of Nova Scotia	2.900	03/29/16	261,720
150,000	Bank of Nova Scotia	2.550	01/12/17	155,849
500,000	Barclays Bank plc	2.750	02/23/15	503,361
1,900,000	Barclays Bank plc	5.000	09/22/16	2,063,324
200,000	Barclays Bank plc	5.125	01/08/20	217,033
80,000	Bear Stearns Cos LLC	5.300	10/30/15	86,813
116,000	Bear Stearns Cos LLC	5.550	01/22/17	125,201
50,000	Berkshire Hathaway, Inc	3.200	02/11/15	53,089
700,000	Berkshire Hathaway, Inc	1.900	01/31/17	713,845
200,000	Berkshire Hathaway, Inc	3.750	08/15/21	213,356

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$275,000		BlackRock, Inc	3.500%	12/10/14	$291,699
210,000		BlackRock, Inc	6.250	09/15/17	254,268
390,000		BlackRock, Inc	5.000	12/10/19	445,786
125,000		BlackRock, Inc	3.375	06/01/22	126,841
100,000		Block Financial LLC	5.125	10/30/14	103,132
480,000		BNP Paribas	3.250	03/11/15	483,997
800,000		BNP Paribas	3.600	02/23/16	809,199
450,000		BNP Paribas	5.000	01/15/21	461,934
100,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	100,986
425,000		Canadian Imperial Bank of Commerce	2.350	12/11/15	439,732
200,000		Capital One Financial Corp	7.375	05/23/14	219,703
300,000		Capital One Financial Corp	2.150	03/23/15	302,339
250,000		Capital One Financial Corp	4.750	07/15/21	272,795
200,000		Charles Schwab Corp	4.950	06/01/14	214,494
100,000		Charles Schwab Corp	4.450	07/22/20	110,901
120,000		CME Group, Inc	5.750	02/15/14	129,376
400,000		Commonwealth Bank of Australia	1.950	03/16/15	402,579
1,780,000		Credit Suisse	5.500	05/01/14	1,887,058
1,310,000		Credit Suisse	5.300	08/13/19	1,473,817
110,000		Credit Suisse	4.375	08/05/20	117,763
1,300,000		Credit Suisse USA, Inc	5.375	03/02/16	1,441,813
100,000		Credit Suisse USA, Inc	7.125	07/15/32	130,362
250,000		Diageo Investment Corp	2.875	05/11/22	256,813
100,000		Diageo Investment Corp	4.250	05/11/42	105,826
155,000		Digital Realty Trust LP	4.500	07/15/15	161,891
100,000	g	Discover Financial Services	5.200	04/27/22	104,608
90,000		Eaton Vance Corp	6.500	10/02/17	102,817
500,000		European Bank for Reconstruction & Development	1.375	10/20/16	509,953
3,000,000		Ford Motor Credit Co LLC	2.750	05/15/15	3,024,342
800,000		Ford Motor Credit Co LLC	3.000	06/12/17	795,593
1,000,000		Ford Motor Credit Co LLC	5.000	05/15/18	1,061,882
1,000,000		Ford Motor Credit Co LLC	5.875	08/02/21	1,112,508
125,000		Franklin Resources, Inc	3.125	05/20/15	131,184
1,435,000		General Electric Capital Corp	1.875	09/16/13	1,449,967
2,335,000		General Electric Capital Corp	5.500	06/04/14	2,516,707
200,000		General Electric Capital Corp	2.150	01/09/15	203,370
1,605,000		General Electric Capital Corp	3.500	06/29/15	1,692,338
200,000		General Electric Capital Corp	1.625	07/02/15	200,028
400,000		General Electric Capital Corp	2.250	11/09/15	408,115
150,000		General Electric Capital Corp	2.950	05/09/16	154,790
200,000		General Electric Capital Corp	2.900	01/09/17	206,581
800,000		General Electric Capital Corp	2.300	04/27/17	805,409
625,000		General Electric Capital Corp	5.625	09/15/17	717,234
630,000		General Electric Capital Corp	5.500	01/08/20	721,059
1,105,000		General Electric Capital Corp	4.375	09/16/20	1,195,437
250,000		General Electric Capital Corp	4.625	01/07/21	274,976
300,000		General Electric Capital Corp	5.300	02/11/21	336,715
200,000		General Electric Capital Corp	4.650	10/17/21	222,105
2,025,000		General Electric Capital Corp	6.750	03/15/32	2,507,321
1,200,000		General Electric Capital Corp	5.875	01/14/38	1,377,605
927,000		General Electric Capital Corp	6.875	01/10/39	1,195,952
340,000	i	Goldman Sachs Capital II	4.000	06/01/43	230,187

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Goldman Sachs Group, Inc	3.300%	05/03/15	$499,931
1,630,000	Goldman Sachs Group, Inc	3.700	08/01/15	1,644,404
1,875,000	Goldman Sachs Group, Inc	3.625	02/07/16	1,875,206
550,000	Goldman Sachs Group, Inc	5.950	01/18/18	588,658
60,000	Goldman Sachs Group, Inc	6.150	04/01/18	65,045
1,195,000	Goldman Sachs Group, Inc	7.500	02/15/19	1,362,780
2,505,000	Goldman Sachs Group, Inc	5.375	03/15/20	2,578,705
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,227,704
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,320,563
1,425,000	Goldman Sachs Group, Inc	5.750	01/24/22	1,504,236
65,000	Goldman Sachs Group, Inc	6.450	05/01/36	63,396
1,050,000	Goldman Sachs Group, Inc	6.250	02/01/41	1,094,893
580,000	HSBC Finance Corp	4.750	07/15/13	598,674
600,000	HSBC Finance Corp	5.500	01/19/16	649,768
782,000	HSBC Finance Corp	6.676	01/15/21	846,682
130,000	Jefferies Group, Inc	3.875	11/09/15	127,725
425,000	Jefferies Group, Inc	8.500	07/15/19	461,125
100,000	Jefferies Group, Inc	6.450	06/08/27	95,000
125,000	John Deere Capital Corp	0.875	04/17/15	125,140
300,000	John Deere Capital Corp	1.400	03/15/17	300,800
1,500,000	KFW	3.250	03/15/13	1,530,719
600,000	KFW	0.625	04/24/15	599,866
1,000,000	KFW	1.250	02/15/17	1,010,784
600,000	KFW	2.625	01/25/22	618,775
100,000	Korea Finance Corp	3.250	09/20/16	102,456
635,000	Kreditanstalt fuer Wiederaufbau	3.500	05/16/13	652,121
1,750,000	Kreditanstalt fuer Wiederaufbau	4.000	10/15/13	1,828,839
1,000,000	Kreditanstalt fuer Wiederaufbau	1.375	01/13/14	1,013,724
3,000,000	Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	3,047,802
1,350,000	Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	1,574,041
1,105,000	Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,295,164
5,175,000	Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	5,915,351
1,125,000	Landwirtschaftliche Rentenbank	4.125	07/15/13	1,166,405
1,025,000	Landwirtschaftliche Rentenbank	5.125	02/01/17	1,200,376
203,000	Lazard Group LLC	7.125	05/15/15	221,676
600,000	Lloyds TSB Bank plc	4.875	01/21/16	629,902
400,000	Lloyds TSB Bank plc	4.200	03/28/17	412,603
250,000	Lloyds TSB Bank plc	6.375	01/21/21	283,320
1,260,000	Merrill Lynch & Co, Inc	6.400	08/28/17	1,370,565
1,050,000	Merrill Lynch & Co, Inc	6.875	04/25/18	1,174,883
1,000,000	Merrill Lynch & Co, Inc	6.110	01/29/37	942,263
100,000	Merrill Lynch & Co, Inc	7.750	05/14/38	114,066
300,000	Morgan Stanley	4.750	04/01/14	302,641
3,300,000	Morgan Stanley	6.000	05/13/14	3,420,542
100,000	Morgan Stanley	2.875	07/28/14	99,047
720,000	Morgan Stanley	6.000	04/28/15	744,268
200,000	Morgan Stanley	3.800	04/29/16	193,760
970,000	Morgan Stanley	5.450	01/09/17	979,594
300,000	Morgan Stanley	4.750	03/22/17	299,341
550,000	Morgan Stanley	5.550	04/27/17	555,702
245,000	Morgan Stanley	5.950	12/28/17	251,654
796,000	Morgan Stanley	7.300	05/13/19	859,870

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Morgan Stanley	5.625%	09/23/19	$296,910
590,000		Morgan Stanley	5.500	01/26/20	577,858
200,000		Morgan Stanley	5.750	01/25/21	197,208
1,200,000		Morgan Stanley	5.500	07/28/21	1,182,308
600,000		Morgan Stanley	7.250	04/01/32	637,318
200,000	i	MUFG Capital Finance Ltd	6.346	12/30/49	214,990
400,000		Murray Street Investment Trust	4.647	03/09/17	400,772
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	228,909
150,000		National Rural Utilities Cooperative Finance Corp	3.875	09/16/15	163,565
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	1,065,004
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	363,009
250,000		Nomura Holdings, Inc	5.000	03/04/15	259,551
260,000		Nomura Holdings, Inc	4.125	01/19/16	264,572
430,000		Nomura Holdings, Inc	6.700	03/04/20	476,422
400,000		Northern Trust Corp	4.625	05/01/14	428,026
40,000		NYSE Euronext	4.800	06/28/13	41,588
150,000		Oesterreichische Kontrollbank AG.	3.625	06/17/13	153,844
1,000,000		Oesterreichische Kontrollbank AG.	1.375	01/21/14	1,008,664
300,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	345,540
600,000		ORIX Corp	5.000	01/12/16	628,511
200,000		ORIX Corp	3.750	03/09/17	198,365
300,000		PACCAR Financial Corp	1.600	03/15/17	303,111
200,000		Principal Life Income Funding Trusts	5.550	04/27/15	220,730
500,000		Rabobank Nederland NV	4.500	01/11/21	530,491
200,000		Rabobank Nederland NV	5.250	05/24/41	215,386
100,000		Raymond James Financial, Inc	4.250	04/15/16	103,987
300,000		Raymond James Financial, Inc	5.625	04/01/24	320,320
200,000		Royal Bank of Canada	2.100	07/29/13	203,329
500,000		Royal Bank of Canada	1.125	01/15/14	503,482
500,000		Royal Bank of Canada	1.150	03/13/15	501,135
335,000		Royal Bank of Canada	2.625	12/15/15	349,511
200,000		Royal Bank of Canada	2.300	07/20/16	205,290
150,000		Royal Bank of Scotland plc	3.400	08/23/13	151,553
50,000		Royal Bank of Scotland plc	4.875	03/16/15	51,737
500,000		Royal Bank of Scotland plc	3.950	09/21/15	509,286
1,200,000		Royal Bank of Scotland plc	4.375	03/16/16	1,229,738
300,000		Royal Bank of Scotland plc	5.625	08/24/20	318,356
200,000		Santander UK plc	7.950	10/26/29	195,531
80,000		SLM Corp	5.375	01/15/13	81,499
950,000		SLM Corp	6.250	01/25/16	997,500
500,000		SLM Corp	6.000	01/25/17	516,513
680,000		SLM Corp	8.450	06/15/18	761,600
200,000		SLM Corp	7.250	01/25/22	211,500
350,000		State Street Corp	4.300	05/30/14	372,631
300,000		State Street Corp	4.375	03/07/21	340,847
300,000		Syngenta Finance NV	3.125	03/28/22	304,467
150,000		TD Ameritrade Holding Corp	4.150	12/01/14	158,566
92,000		Telefonica Europe BV	8.250	09/15/30	88,989
50,000		Toyota Motor Credit Corp	1.375	08/12/13	50,416
500,000		Toyota Motor Credit Corp	1.000	02/17/15	500,592
250,000		Toyota Motor Credit Corp	3.200	06/17/15	265,542
700,000		Toyota Motor Credit Corp	2.800	01/11/16	735,460

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$300,000	Toyota Motor Credit Corp	2.000%	09/15/16	$304,834
150,000	Toyota Motor Credit Corp	2.050	01/12/17	153,321
400,000	Toyota Motor Credit Corp	1.750	05/22/17	403,241
300,000	Toyota Motor Credit Corp	3.400	09/15/21	315,489
1,500,000	UBS AG.	2.250	01/28/14	1,507,674
330,000	UBS AG.	5.750	04/25/18	365,559
1,375,000	UBS AG.	4.875	08/04/20	1,469,080
400,000	UFJ Finance Aruba AEC	6.750	07/15/13	421,806
500,000	Unilever Capital Corp	2.750	02/10/16	528,963
30,000	Unilever Capital Corp	5.900	11/15/32	41,458

	TOTAL DIVERSIFIED FINANCIALS			125,704,148

ENERGY - 2.0%
650,000	Anadarko Petroleum Corp	5.950	09/15/16	737,606
100,000	Anadarko Petroleum Corp	6.375	09/15/17	116,163
465,000	Anadarko Petroleum Corp	8.700	03/15/19	607,832
825,000	Anadarko Petroleum Corp	6.200	03/15/40	936,429
100,000	Apache Corp	1.750	04/15/17	101,979
400,000	Apache Corp	6.900	09/15/18	502,465
275,000	Apache Corp	3.250	04/15/22	287,158
480,000	Apache Corp	5.100	09/01/40	551,176
350,000	Apache Corp	4.750	04/15/43	388,771
200,000	Baker Hughes, Inc	7.500	11/15/18	264,114
450,000	Baker Hughes, Inc	3.200	08/15/21	469,434
215,000	Baker Hughes, Inc	5.125	09/15/40	251,340
200,000	Boardwalk Pipelines LP	5.750	09/15/19	219,584
250,000	BP Capital Markets plc	5.250	11/07/13	264,901
100,000	BP Capital Markets plc	1.700	12/05/14	101,508
395,000	BP Capital Markets plc	3.875	03/10/15	423,284
590,000	BP Capital Markets plc	3.125	10/01/15	627,247
1,000,000	BP Capital Markets plc	3.200	03/11/16	1,063,608
200,000	BP Capital Markets plc	1.846	05/05/17	201,989
300,000	BP Capital Markets plc	4.500	10/01/20	337,751
150,000	BP Capital Markets plc	4.742	03/11/21	171,689
650,000	BP Capital Markets plc	3.561	11/01/21	688,129
200,000	BP Capital Markets plc	3.245	05/06/22	207,078
100,000	Buckeye Partners LP	5.300	10/15/14	105,893
200,000	Buckeye Partners LP	4.875	02/01/21	198,817
575,000	Burlington Resources Finance Co	7.200	08/15/31	790,122
200,000	Burlington Resources Finance Co	7.400	12/01/31	282,780
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	701,999
550,000	Canadian Natural Resources Ltd	6.250	03/15/38	673,808
45,000	Cenovus Energy, Inc	4.500	09/15/14	48,048
340,000	Cenovus Energy, Inc	5.700	10/15/19	400,576
200,000	Cenovus Energy, Inc	6.750	11/15/39	249,171
500,000	Chevron Corp	3.950	03/03/14	527,504
200,000	Chevron Corp	4.950	03/03/19	241,047
1,005,000	ConocoPhillips	4.600	01/15/15	1,100,269
600,000	ConocoPhillips	5.750	02/01/19	731,717
485,000	ConocoPhillips	6.500	02/01/39	671,631
500,000	ConocoPhillips Holding Co	6.950	04/15/29	685,922
200,000	DCP Midstream Operating LP	4.950	04/01/22	205,268

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Devon Energy Corp	1.875%	05/15/17	$150,026
350,000		Devon Energy Corp	6.300	01/15/19	429,408
525,000		Devon Energy Corp	3.250	05/15/22	534,128
600,000		Devon Energy Corp	7.950	04/15/32	861,433
200,000		Devon Energy Corp	4.750	05/15/42	209,870
100,000		Diamond Offshore Drilling, Inc	5.875	05/01/19	118,835
100,000		Diamond Offshore Drilling, Inc	5.700	10/15/39	118,968
250,000		Ecopetrol S.A.	7.625	07/23/19	315,000
495,000		Enbridge Energy Partners LP	5.200	03/15/20	560,943
100,000		Enbridge Energy Partners LP	5.500	09/15/40	108,192
220,000		EnCana Corp	6.500	05/15/19	262,005
515,000		EnCana Corp	6.625	08/15/37	576,151
150,000		EnCana Corp	5.150	11/15/41	143,288
400,000		EnCana Holdings Finance Corp	5.800	05/01/14	430,493
400,000		Ensco plc	3.250	03/15/16	420,034
500,000		Ensco plc	4.700	03/15/21	544,619
40,000		Enterprise Products Operating LLC	5.600	10/15/14	43,841
145,000		Enterprise Products Operating LLC	5.000	03/01/15	158,383
735,000		Enterprise Products Operating LLC	6.300	09/15/17	877,307
130,000		Enterprise Products Operating LLC	6.500	01/31/19	156,686
600,000		Enterprise Products Operating LLC	5.200	09/01/20	686,441
480,000		Enterprise Products Operating LLC	6.125	10/15/39	543,755
300,000		Enterprise Products Operating LLC	4.850	08/15/42	298,713
300,000		EOG Resources, Inc	6.125	10/01/13	319,279
100,000		EOG Resources, Inc	2.500	02/01/16	104,100
440,000		EOG Resources, Inc	4.100	02/01/21	488,274
50,000		EQT Corp	6.500	04/01/18	56,841
350,000		EQT Corp	8.125	06/01/19	419,742
200,000	g	Gulf South Pipeline Co LP	4.000	06/15/22	199,021
200,000		Halliburton Co	6.150	09/15/19	247,192
400,000		Halliburton Co	7.450	09/15/39	591,750
100,000		Halliburton Co	4.500	11/15/41	104,865
275,000		Hess Corp	8.125	02/15/19	353,976
200,000		Hess Corp	7.875	10/01/29	261,564
540,000		Hess Corp	5.600	02/15/41	573,029
300,000		Husky Energy, Inc	5.900	06/15/14	326,131
30,000		Husky Energy, Inc	7.250	12/15/19	37,028
200,000		Husky Energy, Inc	3.950	04/15/22	203,892
130,000		Husky Energy, Inc	6.800	09/15/37	159,709
200,000		Magellan Midstream Partners LP	6.550	07/15/19	239,644
125,000		Magellan Midstream Partners LP	4.250	02/01/21	134,575
400,000		Marathon Oil Corp	6.000	10/01/17	471,102
255,000		Marathon Oil Corp	6.600	10/01/37	315,359
200,000		Marathon Petroleum Corp	3.500	03/01/16	209,648
250,000		Marathon Petroleum Corp	5.125	03/01/21	279,902
150,000		Marathon Petroleum Corp	6.500	03/01/41	170,469
200,000		Murphy Oil Corp	4.000	06/01/22	203,691
125,000	h	Nabors Industries, Inc	6.150	02/15/18	143,514
424,000		Nabors Industries, Inc	9.250	01/15/19	550,487
100,000		Nabors Industries, Inc	4.625	09/15/21	103,905
635,000		Nexen, Inc	6.400	05/15/37	672,897
150,000		Noble Energy, Inc	8.250	03/01/19	191,761

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Noble Energy, Inc	4.150%	12/15/21	$157,732
200,000		Noble Energy, Inc	6.000	03/01/41	228,364
100,000		Noble Holding International Ltd	3.450	08/01/15	105,265
100,000		Noble Holding International Ltd	2.500	03/15/17	101,548
305,000		Noble Holding International Ltd	4.900	08/01/20	331,218
100,000		NuStar Logistics LP	7.650	04/15/18	116,518
25,000		NuStar Logistics LP	4.800	09/01/20	25,472
150,000		NuStar Logistics LP	4.750	02/01/22	152,603
350,000		Occidental Petroleum Corp	2.500	02/01/16	366,853
350,000		Occidental Petroleum Corp	1.750	02/15/17	355,906
250,000		Occidental Petroleum Corp	1.500	02/15/18	250,779
250,000		Occidental Petroleum Corp	3.125	02/15/22	260,633
350,000		Occidental Petroleum Corp	2.700	02/15/23	352,201
406,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	481,154
185,000		Pemex Project Funding Master Trust	5.750	03/01/18	209,050
47,000		Petrobras International Finance Co	6.125	10/06/16	52,564
625,000		Petrobras International Finance Co	7.875	03/15/19	760,216
100,000		Petrobras International Finance Co	5.750	01/20/20	109,388
350,000		Petrobras International Finance Co	5.375	01/27/21	377,220
875,000		Petrobras International Finance Co	6.875	01/20/40	1,040,833
600,000		Petrobras International Finance Co-Pifco	9.125	07/02/13	642,000
500,000		Petrobras International Finance Co-Pifco	2.875	02/06/15	507,500
350,000		Petrobras International Finance Co-Pifco	3.875	01/27/16	361,354
625,000		Petrobras International Finance Co-Pifco	3.500	02/06/17	641,552
300,000		Petrobras International Finance Co-Pifco	6.750	01/27/41	351,895
75,000		Petro-Canada	6.800	05/15/38	93,612
400,000		Petrohawk Energy Corp	7.250	08/15/18	449,830
505,000		Petroleos Mexicanos	4.875	03/15/15	544,769
80,000		Petroleos Mexicanos	8.000	05/03/19	101,600
775,000		Petroleos Mexicanos	6.000	03/05/20	896,287
800,000		Petroleos Mexicanos	5.500	01/21/21	904,000
240,000	g	Petroleos Mexicanos	4.875	01/24/22	259,200
300,000	h	Petroleos Mexicanos	2.000	12/20/22	300,051
940,000		Petroleos Mexicanos	6.500	06/02/41	1,097,450
250,000	g	Petroleos Mexicanos	5.500	06/27/44	255,625
150,000	g	Phillips 66	4.300	04/01/22	157,795
300,000		Pioneer Natural Resources Co	6.650	03/15/17	348,441
175,000		Pioneer Natural Resources Co	3.950	07/15/22	175,423
200,000		Plains All American Pipeline LP	6.125	01/15/17	232,519
400,000		Plains All American Pipeline LP	5.000	02/01/21	451,996
100,000		Plains All American Pipeline LP	6.650	01/15/37	123,056
250,000		Plains All American Pipeline LP	5.150	06/01/42	264,182
100,000		Rowan Cos, Inc	5.000	09/01/17	107,646
250,000		Rowan Cos, Inc	4.875	06/01/22	252,199
440,000		Shell International Finance BV	3.100	06/28/15	469,425
805,000		Shell International Finance BV	4.300	09/22/19	934,060
1,130,000		Shell International Finance BV	4.375	03/25/20	1,315,848
421,000		Shell International Finance BV	6.375	12/15/38	595,754
300,000		Southern Natural Gas Co LLC	4.400	06/15/21	318,707
200,000		Southwestern Energy Co	7.500	02/01/18	239,939
125,000	g	Southwestern Energy Co	4.100	03/15/22	126,692
210,000		Statoil ASA	2.900	10/15/14	220,245

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$350,000		Statoil ASA	3.125%	08/17/17	$376,953
450,000		Statoil ASA	5.250	04/15/19	538,787
250,000		Statoil ASA	3.150	01/23/22	260,913
200,000		Statoil ASA	5.100	08/17/40	236,665
250,000		Statoil ASA	4.250	11/23/41	264,898
550,000		Suncor Energy, Inc	6.100	06/01/18	651,399
900,000		Suncor Energy, Inc	6.500	06/15/38	1,071,795
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	103,104
25,000		Talisman Energy, Inc	7.750	06/01/19	30,674
250,000		Talisman Energy, Inc	3.750	02/01/21	250,541
300,000		Talisman Energy, Inc	5.850	02/01/37	313,753
200,000		Talisman Energy, Inc	5.500	05/15/42	205,434
400,000		Total Capital International S.A.	1.550	06/28/17	400,937
500,000		Total Capital International S.A.	2.875	02/17/22	506,934
320,000		TransCanada Pipelines Ltd	4.000	06/15/13	330,101
340,000		TransCanada Pipelines Ltd	5.850	03/15/36	425,615
469,000		TransCanada Pipelines Ltd	7.625	01/15/39	701,747
300,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	308,926
300,000		TransCanada PipeLines Ltd	0.875	03/02/15	299,457
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	660,553
443,000		Transocean, Inc	6.000	03/15/18	494,833
700,000		Transocean, Inc	6.500	11/15/20	794,002
150,000		Transocean, Inc	6.375	12/15/21	171,565
200,000		Transocean, Inc	6.800	03/15/38	224,872
165,000		Vale Overseas Ltd	6.250	01/23/17	187,653
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,093,170
742,000	h	Vale Overseas Ltd	4.375	01/11/22	755,596
150,000		Vale Overseas Ltd	8.250	01/17/34	191,421
464,000		Vale Overseas Ltd	6.875	11/21/36	538,219
680,000		Valero Energy Corp	6.125	02/01/20	785,099
330,000		Valero Energy Corp	7.500	04/15/32	382,322
840,000		Weatherford Bermuda Holdings Ltd	5.125	09/15/20	901,781
60,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	67,344
150,000		Weatherford International Ltd	9.625	03/01/19	195,487
200,000		Weatherford International Ltd	4.500	04/15/22	204,981
200,000		Weatherford International Ltd	5.950	04/15/42	210,381
300,000		XTO Energy, Inc	6.250	08/01/17	371,479

		TOTAL ENERGY			68,903,233

FOOD & STAPLES RETAILING - 0.2%
550,000		CVS Caremark Corp	3.250	05/18/15	578,928
225,000		CVS Caremark Corp	5.750	06/01/17	265,722
75,000		CVS Caremark Corp	6.600	03/15/19	93,529
185,000		CVS Caremark Corp	4.750	05/18/20	210,175
100,000		CVS Caremark Corp	4.125	05/15/21	109,427
650,000		CVS Caremark Corp	6.125	09/15/39	807,925
95,000		Delhaize Group S.A.	5.875	02/01/14	100,038
105,000		Delhaize Group S.A.	6.500	06/15/17	116,663
100,000		Delhaize Group S.A.	4.125	04/10/19	96,751
235,000		Delhaize Group S.A.	5.700	10/01/40	197,406
300,000		Kroger Co	6.400	08/15/17	358,648
55,000		Kroger Co	6.800	12/15/18	67,268

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$445,000	Kroger Co	6.150%	01/15/20	$532,856
200,000	Kroger Co	3.400	04/15/22	199,828
100,000	Kroger Co	6.900	04/15/38	122,550
250,000	Kroger Co	5.000	04/15/42	251,633
239,000	Safeway, Inc	6.350	08/15/17	267,989
25,000	Safeway, Inc	5.000	08/15/19	25,860
240,000	Safeway, Inc	3.950	08/15/20	231,578
150,000	Safeway, Inc	4.750	12/01/21	148,760
50,000	Starbucks Corp	6.250	08/15/17	60,164
200,000	SYSCO Corp	5.250	02/12/18	238,720
250,000	SYSCO Corp	2.600	06/12/22	249,129
100,000	SYSCO Corp	5.375	09/21/35	125,267
450,000	Walgreen Co	4.875	08/01/13	469,952
100,000	Walgreen Co	5.250	01/15/19	113,756

	TOTAL FOOD & STAPLES RETAILING			6,040,522

FOOD, BEVERAGE & TOBACCO - 1.1%
50,000	Altria Group, Inc	4.125	09/11/15	54,269
250,000	Altria Group, Inc	9.700	11/10/18	345,942
1,030,000	Altria Group, Inc	9.250	08/06/19	1,430,966
1,300,000	Altria Group, Inc	4.750	05/05/21	1,474,260
155,000	Altria Group, Inc	10.200	02/06/39	252,142
316,000	Anheuser-Busch Cos, Inc	5.500	01/15/18	375,042
950,000	Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	1,003,608
800,000	Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	953,297
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,627,762
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	663,365
100,000	Archer-Daniels-Midland Co	5.450	03/15/18	118,650
740,000	Archer-Daniels-Midland Co	5.935	10/01/32	918,811
200,000	Beam, Inc	3.250	05/15/22	201,152
520,000	Bottling Group LLC	6.950	03/15/14	574,679
450,000	Bottling Group LLC	5.125	01/15/19	529,927
400,000	Bunge Ltd	4.100	03/15/16	417,102
100,000	Bunge Ltd	3.200	06/15/17	100,221
100,000	Bunge Ltd	8.500	06/15/19	124,844
325,000	Campbell Soup Co	3.050	07/15/17	350,437
100,000	Campbell Soup Co	4.250	04/15/21	113,291
325,000	Coca-Cola Co	1.500	11/15/15	332,050
1,835,000	Coca-Cola Co	1.800	09/01/16	1,884,686
410,000	Coca-Cola Co	3.150	11/15/20	439,268
150,000	Coca-Cola Enterprises, Inc	2.125	09/15/15	153,697
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	104,643
100,000	Coca-Cola Enterprises, Inc	3.250	08/19/21	103,833
100,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	111,000
100,000	Coca-Cola HBC Finance BV	5.500	09/17/15	108,192
325,000	ConAgra Foods, Inc	7.000	04/15/19	398,362
100,000	ConAgra Foods, Inc	7.000	10/01/28	122,089
100,000	Corn Products International, Inc	4.625	11/01/20	108,358
350,000	Diageo Capital plc	5.500	09/30/16	410,215
600,000	Diageo Capital plc	1.500	05/11/17	602,210
325,000	Diageo Capital plc	5.750	10/23/17	390,683
200,000	Diageo Capital plc	5.875	09/30/36	254,300

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Dr Pepper Snapple Group, Inc	2.900%	01/15/16	$104,719
350,000		Dr Pepper Snapple Group, Inc	2.600	01/15/19	355,477
150,000		Flowers Foods, Inc	4.375	04/01/22	151,594
342,000		Fortune Brands, Inc	5.375	01/15/16	380,372
235,000		General Mills, Inc	5.250	08/15/13	246,688
125,000		General Mills, Inc	5.200	03/17/15	138,758
210,000		General Mills, Inc	5.650	02/15/19	253,484
200,000		General Mills, Inc	3.150	12/15/21	204,662
150,000		General Mills, Inc	5.400	06/15/40	177,859
100,000		Hershey Co	1.500	11/01/16	100,833
150,000		Hershey Co	4.125	12/01/20	168,252
50,000		HJ Heinz Co	5.350	07/15/13	52,402
100,000		HJ Heinz Co	2.000	09/12/16	102,632
325,000		HJ Heinz Co	2.850	03/01/22	325,800
100,000		HJ Heinz Finance Co	6.750	03/15/32	124,550
100,000		JM Smucker Co	3.500	10/15/21	104,681
200,000		Kellogg Co	1.125	05/15/15	200,963
100,000		Kellogg Co	1.875	11/17/16	101,277
200,000		Kellogg Co	1.750	05/17/17	199,989
600,000		Kellogg Co	4.000	12/15/20	660,443
100,000		Kellogg Co	7.450	04/01/31	136,962
100,000	g	Kraft Foods Group, Inc	1.625	06/04/15	101,058
600,000	g	Kraft Foods Group, Inc	2.250	06/05/17	614,327
525,000	g	Kraft Foods Group, Inc	3.500	06/06/22	538,735
400,000	g	Kraft Foods Group, Inc	5.000	06/04/42	423,350
803,000		Kraft Foods, Inc	6.500	08/11/17	974,269
250,000		Kraft Foods, Inc	6.125	02/01/18	299,579
1,200,000		Kraft Foods, Inc	5.375	02/10/20	1,420,026
945,000		Kraft Foods, Inc	6.500	02/09/40	1,213,938
200,000		Lorillard Tobacco Co	3.500	08/04/16	208,493
270,000		Lorillard Tobacco Co	6.875	05/01/20	319,290
150,000		Molson Coors Brewing Co	3.500	05/01/22	154,018
150,000		Molson Coors Brewing Co	5.000	05/01/42	162,056
45,000		PepsiAmericas, Inc	4.375	02/15/14	47,610
245,000		PepsiCo, Inc	0.875	10/25/13	245,569
100,000		PepsiCo, Inc	2.500	05/10/16	104,984
840,000		PepsiCo, Inc	7.900	11/01/18	1,122,234
100,000		PepsiCo, Inc	4.500	01/15/20	113,793
400,000		PepsiCo, Inc	3.125	11/01/20	420,515
200,000		PepsiCo, Inc	3.000	08/25/21	206,961
400,000		PepsiCo, Inc	2.750	03/05/22	403,724
310,000		PepsiCo, Inc	4.875	11/01/40	361,706
400,000		PepsiCo, Inc	4.000	03/05/42	418,013
1,300,000		Philip Morris International, Inc	5.650	05/16/18	1,569,996
200,000		Philip Morris International, Inc	2.900	11/15/21	205,961
240,000		Philip Morris International, Inc	6.375	05/16/38	321,066
150,000		Philip Morris International, Inc	4.375	11/15/41	154,733
200,000		Philip Morris International, Inc	4.500	03/20/42	212,694
100,000		Ralcorp Holdings, Inc	6.625	08/15/39	102,909
50,000		Reynolds American, Inc	6.750	06/15/17	60,029
200,000		Reynolds American, Inc	7.750	06/01/18	250,797
65,000		Reynolds American, Inc	7.250	06/15/37	78,550

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$133,000	Sara Lee Corp	4.100%	09/15/20	$138,541
400,000	Tyson Foods, Inc	4.500	06/15/22	412,000

	TOTAL FOOD, BEVERAGE & TOBACCO			34,827,274

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
100,000	Allergan, Inc	5.750	04/01/16	115,904
250,000	Allergan, Inc	3.375	09/15/20	265,921
200,000	AmerisourceBergen Corp	5.875	09/15/15	227,161
100,000	AmerisourceBergen Corp	3.500	11/15/21	104,692
200,000	Baxter International, Inc	5.900	09/01/16	237,712
420,000	Baxter International, Inc	4.500	08/15/19	480,583
116,000	Baxter International, Inc	6.250	12/01/37	159,066
25,000	Becton Dickinson & Co	5.000	05/15/19	29,296
150,000	Becton Dickinson & Co	3.250	11/12/20	157,967
450,000	Becton Dickinson and Co	3.125	11/08/21	468,333
300,000	Boston Scientific Corp	6.400	06/15/16	345,498
500,000	Boston Scientific Corp	6.000	01/15/20	596,312
100,000	Cardinal Health, Inc	4.625	12/15/20	112,041
100,000	Cardinal Health, Inc	3.200	06/15/22	101,274
100,000	CareFusion Corp	5.125	08/01/14	107,143
100,000	CareFusion Corp	6.375	08/01/19	117,939
100,000	Coventry Health Care, Inc	6.300	08/15/14	108,700
100,000	Coventry Health Care, Inc	5.450	06/15/21	112,411
450,000	Covidien International Finance S.A.	6.000	10/15/17	544,208
350,000	Covidien International Finance S.A.	3.200	06/15/22	360,840
100,000	Covidien International Finance S.A.	6.550	10/15/37	136,629
100,000	CR Bard, Inc	4.400	01/15/21	113,197
100,000	DENTSPLY International, Inc	4.125	08/15/21	104,107
225,000	Express Scripts	6.250	06/15/14	246,013
300,000	Express Scripts, Inc	3.125	05/15/16	312,351
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	103,764
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	110,184
200,000	Laboratory Corp of America Holdings	3.125	05/15/16	208,689
430,000	McKesson Corp	3.250	03/01/16	461,574
25,000	McKesson Corp	5.700	03/01/17	29,273
30,000	McKesson Corp	4.750	03/01/21	34,418
100,000	McKesson Corp	6.000	03/01/41	131,708
250,000	Medco Health Solutions, Inc	2.750	09/15/15	257,070
250,000	Medco Health Solutions, Inc	7.125	03/15/18	308,446
205,000	Medtronic, Inc	4.750	09/15/15	230,113
200,000	Medtronic, Inc	5.600	03/15/19	242,536
705,000	Medtronic, Inc	4.450	03/15/20	809,169
200,000	Medtronic, Inc	4.500	03/15/42	218,326
150,000	PerkinElmer, Inc	5.000	11/15/21	161,003
135,000	Quest Diagnostics, Inc	6.400	07/01/17	159,752
20,000	St. Jude Medical, Inc	3.750	07/15/14	21,053
350,000	St. Jude Medical, Inc	2.500	01/15/16	363,562
50,000	Stryker Corp	3.000	01/15/15	52,613
150,000	Stryker Corp	2.000	09/30/16	153,682
90,000	Stryker Corp	4.375	01/15/20	101,448
165,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	184,236
550,000	Thermo Fisher Scientific, Inc	2.250	08/15/16	568,811

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$455,000	Thermo Fisher Scientific, Inc	4.700%	05/01/20	$522,569
100,000	Zimmer Holdings, Inc	1.400	11/30/14	100,268
106,000	Zimmer Holdings, Inc	5.750	11/30/39	128,708

	TOTAL HEALTH CARE EQUIPMENT & SERVICES			11,328,273

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Avon Products, Inc	5.625	03/01/14	105,341
100,000	Avon Products, Inc	6.500	03/01/19	108,808
25,000	Clorox Co	5.000	01/15/15	27,290
100,000	Clorox Co	3.550	11/01/15	106,103
100,000	Clorox Co	3.800	11/15/21	104,241
400,000	Colgate-Palmolive Co	1.300	01/15/17	405,103
200,000	Colgate-Palmolive Co	2.300	05/03/22	201,227
60,000	Colgate-Palmolive Co	6.450	06/16/28	79,250
150,000	Ecolab, Inc	2.375	12/08/14	154,943
100,000	Ecolab, Inc	3.000	12/08/16	105,426
350,000	Ecolab, Inc	4.350	12/08/21	387,928
100,000	Ecolab, Inc	5.500	12/08/41	119,980
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	128,388
425,000	Procter & Gamble Co	3.500	02/15/15	455,460
1,325,000	Procter & Gamble Co	4.700	02/15/19	1,571,635
400,000	Procter & Gamble Co	2.300	02/06/22	399,312
225,000	Procter & Gamble Co	5.550	03/05/37	299,563
250,000	Unilever Capital Corp	4.800	02/15/19	292,973
250,000	Unilever Capital Corp	4.250	02/10/21	291,646

	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			5,344,617

INSURANCE - 1.1%
85,000	ACE INA Holdings, Inc	5.875	06/15/14	92,655
200,000	ACE INA Holdings, Inc	5.600	05/15/15	223,749
100,000	ACE INA Holdings, Inc	2.600	11/23/15	104,005
25,000	ACE INA Holdings, Inc	5.800	03/15/18	30,057
500,000	ACE INA Holdings, Inc	5.900	06/15/19	616,355
400,000	Aegon NV	4.625	12/01/15	426,847
200,000	Aetna, Inc	6.500	09/15/18	246,787
250,000	Aetna, Inc	3.950	09/01/20	271,396
240,000	Aetna, Inc	6.625	06/15/36	306,910
350,000	Aetna, Inc	4.500	05/15/42	355,888
200,000	Aflac, Inc	8.500	05/15/19	261,082
300,000	Aflac, Inc	4.000	02/15/22	311,895
125,000	Aflac, Inc	6.900	12/17/39	151,531
300,000	Alleghany Corp	4.950	06/27/22	305,675
1,100,000	Allstate Corp	7.450	05/16/19	1,408,636
175,000	Allstate Corp	5.550	05/09/35	203,332
100,000	Allstate Corp	5.200	01/15/42	112,310
100,000	American Financial Group, Inc	9.875	06/15/19	125,587
600,000	American International Group, Inc	3.650	01/15/14	612,852
700,000	American International Group, Inc	3.800	03/22/17	713,573
1,350,000	American International Group, Inc	8.250	08/15/18	1,629,702
600,000	American International Group, Inc	6.400	12/15/20	678,886
200,000	American International Group, Inc	4.875	06/01/22	204,644
500,000	American International Group, Inc	6.250	05/01/36	576,683

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$328,000	g	American International Group, Inc	6.820%	11/15/37	$380,487
200,000		Aon Corp	6.250	09/30/40	250,116
200,000		AON Corp	3.125	05/27/16	208,379
50,000		AON Corp	5.000	09/30/20	55,475
100,000		AON Corp	8.205	01/01/27	115,539
100,000		Assurant, Inc	6.750	02/15/34	110,467
270,000		AXA S.A.	8.600	12/15/30	288,800
50,000		Axis Specialty Finance	5.875	06/01/20	54,148
333,000		Berkshire Hathaway Finance Corp	4.850	01/15/15	366,381
300,000		Berkshire Hathaway Finance Corp	2.450	12/15/15	313,091
200,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	201,393
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	885,755
200,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	202,387
200,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	205,142
40,000		Chubb Corp	5.750	05/15/18	48,897
350,000		Chubb Corp	6.000	05/11/37	449,331
300,000	i	Chubb Corp	6.375	03/29/67	309,750
200,000		Cigna Corp	5.375	02/15/42	212,799
540,000		CIGNA Corp	5.125	06/15/20	597,235
200,000		CIGNA Corp	4.500	03/15/21	215,183
200,000		Cincinnati Financial Corp	6.920	05/15/28	234,047
200,000		CNA Financial Corp	5.850	12/15/14	214,577
40,000		CNA Financial Corp	6.500	08/15/16	45,011
200,000		CNA Financial Corp	5.750	08/15/21	219,762
335,000		Genworth Financial, Inc	4.950	10/01/15	334,950
260,000		Genworth Financial, Inc	7.200	02/15/21	247,650
100,000		Genworth Financial, Inc	7.625	09/24/21	94,483
375,000		Hartford Financial Services Group, Inc	4.000	03/30/15	393,288
200,000		Hartford Financial Services Group, Inc	5.375	03/15/17	212,699
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	257,439
330,000		Hartford Financial Services Group, Inc	6.625	03/30/40	340,979
100,000		Humana, Inc	6.450	06/01/16	113,725
100,000		Humana, Inc	8.150	06/15/38	135,401
300,000		Lincoln National Corp	4.300	06/15/15	316,072
200,000		Lincoln National Corp	8.750	07/01/19	251,856
200,000		Lincoln National Corp	4.200	03/15/22	199,834
30,000		Lincoln National Corp	6.150	04/07/36	31,714
150,000		Lincoln National Corp	7.000	06/15/40	176,924
100,000		Loews Corp	5.250	03/15/16	110,721
100,000		Manulife Financial Corp	3.400	09/17/15	102,767
100,000		Manulife Financial Corp	4.900	09/17/20	105,020
100,000		Markel Corp	7.125	09/30/19	116,318
150,000		Markel Corp	4.900	07/01/22	151,060
200,000		Marsh & McLennan Cos, Inc	5.375	07/15/14	212,500
150,000		Marsh & McLennan Cos, Inc	2.300	04/01/17	149,188
125,000		Marsh & McLennan Cos, Inc	9.250	04/15/19	165,710
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	163,331
280,000		Metlife, Inc	5.000	06/15/15	307,833
575,000		Metlife, Inc	6.750	06/01/16	674,244
1,050,000		Metlife, Inc	4.750	02/08/21	1,168,880
50,000		Metlife, Inc	6.375	06/15/34	62,929
405,000		Metlife, Inc	5.700	06/15/35	480,108

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$130,000		Metlife, Inc	5.875%	02/06/41	$159,623
20,000		Nationwide Financial Services	6.750	05/15/37	19,000
100,000		PartnerRe Ltd	5.500	06/01/20	105,497
130,000		Principal Financial Group, Inc	8.875	05/15/19	168,504
100,000		Principal Financial Group, Inc	6.050	10/15/36	112,576
120,000		Progressive Corp	6.250	12/01/32	150,495
300,000	i	Progressive Corp	6.700	06/15/37	312,000
100,000		Protective Life Corp	7.375	10/15/19	115,583
295,000		Prudential Financial, Inc	5.100	09/20/14	316,202
200,000		Prudential Financial, Inc	4.750	09/17/15	215,322
300,000		Prudential Financial, Inc	3.000	05/12/16	308,579
60,000		Prudential Financial, Inc	6.100	06/15/17	68,454
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,244,889
300,000		Prudential Financial, Inc	4.500	11/16/21	311,369
450,000		Prudential Financial, Inc	6.200	11/15/40	491,030
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	163,538
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	104,302
200,000		Swiss Re Solutions Holding Corp	7.000	02/15/26	235,007
100,000		Transatlantic Holdings, Inc	5.750	12/14/15	108,063
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	23,362
610,000		Travelers Cos, Inc	5.800	05/15/18	736,794
130,000		Travelers Cos, Inc	5.900	06/02/19	161,601
200,000		Travelers Cos, Inc	5.350	11/01/40	241,379
100,000		Travelers Property Casualty Corp	6.375	03/15/33	128,128
100,000		UnitedHealth Group, Inc	5.375	03/15/16	114,725
324,000		UnitedHealth Group, Inc	6.000	02/15/18	392,055
700,000		UnitedHealth Group, Inc	4.700	02/15/21	806,908
365,000		UnitedHealth Group, Inc	6.625	11/15/37	488,546
250,000		UnitedHealth Group, Inc	6.875	02/15/38	347,530
150,000		UnitedHealth Group, Inc	4.625	11/15/41	161,202
300,000		UnitedHealth Group, Inc	4.375	03/15/42	314,634
100,000		Unitrin, Inc	6.000	11/30/15	104,827
110,000		Unum Group	5.625	09/15/20	118,317
200,000		Verisk Analytics, Inc	5.800	05/01/21	223,219
700,000		WellPoint, Inc	5.875	06/15/17	825,604
150,000		WellPoint, Inc	3.700	08/15/21	158,357
300,000		WellPoint, Inc	3.125	05/15/22	302,404
420,000		WellPoint, Inc	5.850	01/15/36	497,204
300,000		WellPoint, Inc	4.625	05/15/42	309,263
312,000		Willis North America, Inc	6.200	03/28/17	351,004
165,000		WR Berkley Corp	5.375	09/15/20	177,721
250,000		WR Berkley Corp	4.625	03/15/22	252,614
150,000		XL Capital Ltd	6.375	11/15/24	167,220
100,000		XL Group PLC	5.250	09/15/14	105,337

		TOTAL INSURANCE			35,452,800

MATERIALS - 1.0%
100,000		3M Co	4.375	08/15/13	104,464
300,000		3M Co	1.375	09/29/16	305,641
200,000		3M Co	1.000	06/26/17	199,217
200,000		3M Co	2.000	06/26/22	196,082
190,000		3M Co	5.700	03/15/37	258,449

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Agrium, Inc	6.750%	01/15/19	$122,612
100,000		Agrium, Inc	6.125	01/15/41	122,497
150,000		Air Products & Chemicals, Inc	3.000	11/03/21	155,442
180,000		Airgas, Inc	4.500	09/15/14	192,354
100,000		Albemarle Corp	4.500	12/15/20	108,014
200,000		Alcoa, Inc	5.550	02/01/17	218,318
430,000		Alcoa, Inc	6.150	08/15/20	452,657
550,000		Alcoa, Inc	5.400	04/15/21	547,673
300,000		Alcoa, Inc	5.870	02/23/22	308,644
100,000		Allegheny Technologies, Inc	5.950	01/15/21	110,472
100,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	102,773
270,000		ArcelorMittal	3.750	08/05/15	271,496
275,000		ArcelorMittal	4.500	02/25/17	270,795
890,000		ArcelorMittal	9.850	06/01/19	1,059,135
500,000		ArcelorMittal	6.250	02/25/22	489,704
520,000		ArcelorMittal	7.000	10/15/39	504,739
357,000		ArcelorMittal USA, Inc	6.500	04/15/14	378,607
180,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	206,559
50,000		Barrick Gold Corp	6.950	04/01/19	62,208
250,000		Barrick Gold Corp	3.850	04/01/22	258,831
250,000		Barrick Gold Corp	5.250	04/01/42	267,825
250,000		Barrick Gold Financeco LLC	6.125	09/15/13	265,431
1,000,000		Barrick North America Finance LLC	4.400	05/30/21	1,077,828
110,000		Bemis Co, Inc	5.650	08/01/14	119,029
100,000		Bemis Co, Inc	6.800	08/01/19	120,097
220,000		Celulosa Arauco y Constitucion S.A.	5.625	04/20/15	237,102
100,000		Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	103,226
100,000	g	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	102,228
350,000	h	CF Industries, Inc	7.125	05/01/20	426,125
50,000		Cliffs Natural Resources, Inc	4.800	10/01/20	49,295
200,000		Cliffs Natural Resources, Inc	4.875	04/01/21	196,429
150,000		Cliffs Natural Resources, Inc	6.250	10/01/40	147,309
225,000		Corning, Inc	4.250	08/15/20	249,209
100,000		Corning, Inc	5.750	08/15/40	117,030
200,000		Corning, Inc	4.750	03/15/42	209,579
100,000		Cytec Industries, Inc	6.000	10/01/15	109,825
200,000		Domtar Corp	4.400	04/01/22	195,949
80,000		Dow Chemical Co	5.900	02/15/15	89,210
591,000		Dow Chemical Co	8.550	05/15/19	786,074
1,500,000		Dow Chemical Co	4.250	11/15/20	1,627,301
350,000		Dow Chemical Co	5.250	11/15/41	386,903
175,000		Eastman Chemical Co	2.400	06/01/17	176,854
165,000		Eastman Chemical Co	5.500	11/15/19	188,313
250,000		Eastman Chemical Co	3.600	08/15/22	254,983
150,000		Eastman Chemical Co	4.800	09/01/42	152,909
500,000		EI du Pont de Nemours & Co	4.250	04/01/21	570,821
90,000		EI Du Pont de Nemours & Co	5.250	12/15/16	106,152
1,420,000		EI Du Pont de Nemours & Co	4.625	01/15/20	1,658,755
100,000		FMC Corp	3.950	02/01/22	104,280
650,000		Freeport-McMoRan Copper & Gold, Inc	3.550	03/01/22	639,521
200,000		Georgia-Pacific LLC	7.700	06/15/15	232,349
250,000		Georgia-Pacific LLC	7.750	11/15/29	324,767

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Hubbell, Inc	3.625%	11/15/22	$105,802
200,000		International Paper Co	7.400	06/15/14	221,645
300,000		International Paper Co	7.950	06/15/18	378,039
144,000		International Paper Co	9.375	05/15/19	193,315
330,000		International Paper Co	7.500	08/15/21	420,929
170,000		International Paper Co	7.300	11/15/39	212,248
150,000		International Paper Co	6.000	11/15/41	169,113
330,000		Kimberly-Clark Corp	6.250	07/15/18	414,149
225,000		Kimberly-Clark Corp	3.625	08/01/20	246,673
100,000		Kimberly-Clark Corp	3.875	03/01/21	112,212
125,000		Kimberly-Clark Corp	2.400	03/01/22	124,997
200,000		Kimberly-Clark Corp	6.625	08/01/37	288,447
150,000		Kinross Gold Corp	5.125	09/01/21	151,762
92,000		Lubrizol Corp	8.875	02/01/19	125,600
150,000		Lubrizol Corp	6.500	10/01/34	195,475
250,000		Martin Marietta Materials, Inc	6.600	04/15/18	275,716
200,000		Monsanto Co	2.750	04/15/16	211,864
150,000	h	Monsanto Co	5.500	08/15/25	187,617
200,000		Newmont Mining Corp	5.125	10/01/19	225,933
300,000		Newmont Mining Corp	3.500	03/15/22	296,099
98,000		Newmont Mining Corp	5.875	04/01/35	105,563
135,000		Newmont Mining Corp	6.250	10/01/39	153,641
300,000		Newmont Mining Corp	4.875	03/15/42	292,530
100,000		Nucor Corp	5.750	12/01/17	120,423
130,000		Nucor Corp	5.850	06/01/18	156,372
300,000		Nucor Corp	4.125	09/15/22	335,313
250,000		Owens Corning	9.000	06/15/19	311,712
50,000		Packaging Corp of America	5.750	08/01/13	52,739
150,000		Packaging Corp of America	3.900	06/15/22	150,486
100,000		Plum Creek Timberlands LP	4.700	03/15/21	103,900
650,000		Potash Corp of Saskatchewan, Inc	4.875	03/30/20	750,044
150,000		PPG Industries, Inc	6.650	03/15/18	182,833
300,000		PPG Industries, Inc	3.600	11/15/20	317,085
405,000		Praxair, Inc	5.250	11/15/14	446,403
440,000		Praxair, Inc	3.250	09/15/15	471,706
400,000		Praxair, Inc	2.450	02/15/22	394,584
150,000		Rio Tinto Finance USA Ltd	2.500	05/20/16	155,888
1,300,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	1,602,297
570,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	606,406
200,000		Rio Tinto Finance USA Ltd	4.125	05/20/21	219,866
200,000		Rio Tinto Finance USA Ltd	3.750	09/20/21	214,818
250,000		Rio Tinto Finance USA Ltd	7.125	07/15/28	345,157
150,000		Rio Tinto Finance USA Ltd	5.200	11/02/40	177,290
200,000		Rohm and Haas Co	6.000	09/15/17	232,822
100,000		RPM International, Inc	6.125	10/15/19	114,450
100,000		Sherwin-Williams Co	3.125	12/15/14	104,955
150,000		Sonoco Products Co	5.750	11/01/40	169,980
200,000		Southern Copper Corp	5.375	04/16/20	221,602
100,000		Southern Copper Corp	7.500	07/27/35	114,793
180,000		Southern Copper Corp	6.750	04/16/40	190,613
50,000		Teck Resources Ltd	3.850	08/15/17	53,068
300,000		Teck Resources Ltd	3.000	03/01/19	298,022

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$600,000		Teck Resources Ltd	4.500%	01/15/21	$629,005
275,000		Teck Resources Ltd	4.750	01/15/22	295,489
100,000		Teck Resources Ltd	6.250	07/15/41	111,958
200,000		Teck Resources Ltd	5.200	03/01/42	191,624
150,000		Valspar Corp	4.200	01/15/22	157,290
140,000	g	Xstrata Finance Canada Ltd	5.800	11/15/16	156,388

		TOTAL MATERIALS			33,566,841

MEDIA - 0.9%
100,000		CBS Corp	1.950	07/01/17	99,900
50,000		CBS Corp	5.750	04/15/20	58,154
445,000		CBS Corp	4.300	02/15/21	476,040
500,000		CBS Corp	3.375	03/01/22	498,148
200,000		CBS Corp	7.875	07/30/30	257,008
200,000		CBS Corp	4.850	07/01/42	195,752
20,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	21,081
450,000		Comcast Cable Communications LLC	8.875	05/01/17	581,409
975,000		Comcast Corp	5.300	01/15/14	1,037,390
1,595,000		Comcast Corp	5.150	03/01/20	1,851,612
350,000	h	Comcast Corp	3.125	07/15/22	351,647
129,000		Comcast Corp	7.050	03/15/33	162,901
345,000		Comcast Corp	5.650	06/15/35	386,178
350,000		Comcast Corp	6.950	08/15/37	449,546
780,000		Comcast Corp	6.400	03/01/40	973,123
350,000	h	Comcast Corp	4.650	07/15/42	350,160
285,000		COX Communications, Inc	5.450	12/15/14	313,611
50,000		DIRECTV Holdings LLC	4.750	10/01/14	53,671
600,000		DIRECTV Holdings LLC	3.550	03/15/15	631,799
100,000		DIRECTV Holdings LLC	3.500	03/01/16	105,474
500,000		DIRECTV Holdings LLC	2.400	03/15/17	503,293
285,000		DIRECTV Holdings LLC	5.200	03/15/20	315,394
1,050,000		DIRECTV Holdings LLC	5.000	03/01/21	1,153,525
250,000		DIRECTV Holdings LLC	3.800	03/15/22	252,823
145,000		DIRECTV Holdings LLC	6.000	08/15/40	158,010
100,000		DIRECTV Holdings LLC	6.375	03/01/41	114,494
250,000		DIRECTV Holdings LLC	5.150	03/15/42	251,612
100,000		Discovery Communications LLC	3.300	05/15/22	100,922
100,000		Discovery Communications LLC	4.950	05/15/42	104,364
350,000		Grupo Televisa S.A.	6.625	03/18/25	428,594
348,000		Historic TW, Inc	6.625	05/15/29	417,350
100,000		Interpublic Group of Cos, Inc	6.250	11/15/14	109,250
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	101,523
585,000		NBC Universal Media LLC	5.150	04/30/20	671,622
820,000		NBC Universal Media LLC	4.375	04/01/21	902,103
235,000		NBCUniversal Media LLC	3.650	04/30/15	249,672
95,000		NBCUniversal Media LLC	6.400	04/30/40	116,060
355,000		News America, Inc	7.250	05/18/18	425,666
600,000		News America, Inc	4.500	02/15/21	657,811
1,325,000		News America, Inc	6.200	12/15/34	1,507,462
300,000		News America, Inc	6.150	02/15/41	350,807
200,000		Omnicom Group, Inc	5.900	04/15/16	230,437
200,000		Omnicom Group, Inc	4.450	08/15/20	215,654

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Omnicom Group, Inc	3.625%	05/01/22	$304,830
500,000		Time Warner Cable, Inc	5.850	05/01/17	587,528
170,000		Time Warner Cable, Inc	6.750	07/01/18	207,091
910,000		Time Warner Cable, Inc	8.750	02/14/19	1,209,912
1,100,000		Time Warner Cable, Inc	8.250	04/01/19	1,437,368
800,000		Time Warner Cable, Inc	4.000	09/01/21	840,682
175,000		Time Warner Cable, Inc	6.750	06/15/39	213,286
690,000		Time Warner Cable, Inc	5.875	11/15/40	772,238
300,000		Time Warner Cable, Inc	5.500	09/01/41	326,427
490,000		Time Warner, Inc	3.150	07/15/15	516,767
628,000		Time Warner, Inc	5.875	11/15/16	735,406
450,000		Time Warner, Inc	4.750	03/29/21	503,485
400,000		Time Warner, Inc	3.400	06/15/22	403,361
785,000		Time Warner, Inc	6.500	11/15/36	929,007
350,000		Time Warner, Inc	6.100	07/15/40	402,639
150,000		Time Warner, Inc	6.250	03/29/41	174,416
400,000		Time Warner, Inc	4.900	06/15/42	405,859
406,000		Viacom, Inc	4.375	09/15/14	434,599
300,000		Viacom, Inc	1.250	02/27/15	300,747
400,000		Viacom, Inc	3.875	12/15/21	424,870
200,000		Viacom, Inc	3.125	06/15/22	200,252
500,000		Viacom, Inc	6.875	04/30/36	647,368
200,000		Viacom, Inc	4.500	02/27/42	196,548
261,000		WPP Finance 2010	4.750	11/21/21	273,879

		TOTAL MEDIA			30,641,617

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
300,000		Abbott Laboratories	2.700	05/27/15	316,063
1,930,000		Abbott Laboratories	4.125	05/27/20	2,184,407
39,000		Abbott Laboratories	6.000	04/01/39	51,680
200,000		Abbott Laboratories	5.300	05/27/40	244,343
300,000		Amgen, Inc	2.500	11/15/16	311,700
300,000		Amgen, Inc	2.125	05/15/17	303,522
550,000		Amgen, Inc	5.850	06/01/17	648,152
75,000		Amgen, Inc	4.500	03/15/20	82,513
250,000		Amgen, Inc	3.450	10/01/20	258,890
700,000		Amgen, Inc	4.100	06/15/21	750,910
500,000		Amgen, Inc	3.625	05/15/22	517,043
700,000		Amgen, Inc	6.400	02/01/39	836,555
150,000		Amgen, Inc	4.950	10/01/41	153,339
400,000		Amgen, Inc	5.150	11/15/41	417,566
300,000		Amgen, Inc	5.375	05/15/43	324,523
150,000	g	Aristotle Holding, Inc	2.750	11/21/14	153,209
150,000	g	Aristotle Holding, Inc	3.500	11/15/16	157,930
300,000	g	Aristotle Holding, Inc	2.650	02/15/17	305,211
250,000	g	Aristotle Holding, Inc	4.750	11/15/21	276,645
525,000	g	Aristotle Holding, Inc	3.900	02/15/22	544,170
150,000	g	Aristotle Holding, Inc	6.125	11/15/41	182,277
600,000		AstraZeneca plc	5.900	09/15/17	720,824
500,000		AstraZeneca plc	6.450	09/15/37	676,984
100,000		Biogen Idec, Inc	6.875	03/01/18	122,044
300,000		Bristol-Myers Squibb Co	5.450	05/01/18	360,794

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$303,000	Bristol-Myers Squibb Co	6.125%	05/01/38	$405,643
200,000	Eli Lilly & Co	4.200	03/06/14	212,127
375,000	Eli Lilly & Co	5.200	03/15/17	439,500
200,000	Eli Lilly & Co	7.125	06/01/25	279,602
250,000	Eli Lilly & Co	5.550	03/15/37	320,759
125,000	Genentech, Inc	4.750	07/15/15	138,140
100,000	Genentech, Inc	5.250	07/15/35	117,743
25,000	Genzyme Corp	3.625	06/15/15	26,821
100,000	Gilead Sciences, Inc	2.400	12/01/14	103,063
600,000	Gilead Sciences, Inc	4.500	04/01/21	666,760
100,000	Gilead Sciences, Inc	4.400	12/01/21	110,378
100,000	Gilead Sciences, Inc	5.650	12/01/41	116,566
400,000	GlaxoSmithKline Capital, Inc	4.375	04/15/14	426,099
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,263,227
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	424,862
143,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	196,635
150,000	Hospira, Inc	6.050	03/30/17	169,196
100,000	Hospira, Inc	5.600	09/15/40	103,952
100,000	ICI Wilmington, Inc	5.625	12/01/13	105,246
150,000	Johnson & Johnson	2.150	05/15/16	156,976
600,000	Johnson & Johnson	2.950	09/01/20	644,560
375,000	Johnson & Johnson	5.850	07/15/38	520,173
180,000	Johnson & Johnson	4.500	09/01/40	211,451
150,000	Johnson & Johnson	4.850	05/15/41	184,810
115,000	Life Technologies Corp	3.500	01/15/16	119,725
300,000	Life Technologies Corp	5.000	01/15/21	333,395
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	437,903
785,000	Merck & Co, Inc	6.000	09/15/17	959,949
1,500,000	Merck & Co, Inc	3.875	01/15/21	1,686,933
150,000	Merck & Co, Inc	6.500	12/01/33	212,641
300,000	Novartis Capital Corp	4.125	02/10/14	316,704
1,245,000	Novartis Capital Corp	2.900	04/24/15	1,317,152
390,000	Novartis Capital Corp	4.400	04/24/20	451,500
1,460,000	Pfizer, Inc	6.200	03/15/19	1,829,891
800,000	Sanofi-Aventis S.A.	2.625	03/29/16	839,365
450,000	Sanofi-Aventis S.A.	4.000	03/29/21	501,903
240,000	Schering-Plough Corp	6.550	09/15/37	343,551
100,000	Sigma-Aldrich Corp	3.375	11/01/20	106,613
200,000	Teva Pharmaceutical Finance Co BV	2.400	11/10/16	206,641
600,000	Teva Pharmaceutical Finance Co LLC	3.000	06/15/15	631,436
350,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	454,795
125,000	Watson Pharmaceuticals, Inc	5.000	08/15/14	132,802
650,000	Wyeth	5.500	02/15/16	752,200
1,000,000	Wyeth	6.450	02/01/24	1,345,674
445,000	Wyeth	5.950	04/01/37	584,080

	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			31,810,436

REAL ESTATE - 0.4%
150,000	Alexandria Real Estate Equities, Inc	4.600	04/01/22	153,584
105,000	AMB Property LP	7.625	08/15/14	115,502
165,000	AMB Property LP	4.500	08/15/17	172,490
384,000	AMB Property LP	6.625	05/15/18	442,915

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	AvalonBay Communities, Inc	3.950%	01/15/21	$105,482
115,000	BioMed Realty LP	6.125	04/15/20	128,983
100,000	BioMed Realty LP	4.250	07/15/22	99,916
25,000	Boston Properties LP	5.000	06/01/15	27,163
150,000	Boston Properties LP	3.700	11/15/18	156,735
80,000	Boston Properties LP	5.875	10/15/19	92,220
175,000	Boston Properties LP	4.125	05/15/21	183,810
500,000	Boston Properties LP	3.850	02/01/23	504,697
115,000	Brandywine Operating Partnership LP	5.700	05/01/17	122,086
100,000	Camden Property Trust	4.625	06/15/21	107,453
200,000	CommonWealth REIT	6.250	08/15/16	211,050
100,000	CubeSmart LP	4.800	07/15/22	101,089
275,000	Duke Realty LP	5.950	02/15/17	304,053
200,000	Duke Realty LP	4.375	06/15/22	201,023
35,000	ERP Operating LP	5.250	09/15/14	37,707
500,000	ERP Operating LP	5.125	03/15/16	551,212
150,000	ERP Operating LP	4.625	12/15/21	162,926
150,000	HCP, Inc	3.750	02/01/16	155,997
430,000	HCP, Inc	6.000	01/30/17	481,745
150,000	HCP, Inc	3.750	02/01/19	149,737
150,000	HCP, Inc	5.375	02/01/21	165,870
30,000	HCP, Inc	6.750	02/01/41	36,431
100,000	Health Care REIT, Inc	3.625	03/15/16	102,799
200,000	Health Care REIT, Inc	4.700	09/15/17	211,679
200,000	Health Care REIT, Inc	4.125	04/01/19	203,151
440,000	Health Care REIT, Inc	6.125	04/15/20	489,807
300,000	Healthcare Realty Trust, Inc	6.500	01/17/17	327,936
125,000	Highwoods Properties, Inc	5.850	03/15/17	134,131
350,000	Hospitality Properties Trust	5.125	02/15/15	360,281
50,000	HRPT Properties Trust	5.875	09/15/20	51,752
35,000	Kilroy Realty Corp	5.000	11/03/15	37,252
145,000	Kimco Realty Corp	5.700	05/01/17	160,587
220,000	Liberty Property LP	4.750	10/01/20	234,126
150,000	Liberty Property LP	4.125	06/15/22	151,375
125,000	Mack-Cali Realty Corp	7.750	08/15/19	153,235
150,000	Mack-Cali Realty LP	4.500	04/18/22	153,917
75,000	National Retail Properties, Inc	6.875	10/15/17	84,891
20,000	Nationwide Health Properties, Inc	6.250	02/01/13	20,540
200,000	Rayonier, Inc	3.750	04/01/22	199,663
40,000	Realty Income Corp	5.950	09/15/16	44,665
75,000	Realty Income Corp	5.750	01/15/21	83,839
175,000	Regency Centers LP	5.250	08/01/15	187,779
10,000	Regency Centers LP	5.875	06/15/17	11,204
100,000	Senior Housing Properties Trust	6.750	12/15/21	108,734
88,000	Simon Property Group LP	5.100	06/15/15	95,751
295,000	Simon Property Group LP	5.250	12/01/16	331,558
100,000	Simon Property Group LP	2.800	01/30/17	102,941
740,000	Simon Property Group LP	10.350	04/01/19	1,038,076
290,000	Simon Property Group LP	4.375	03/01/21	315,803
300,000	Simon Property Group LP	3.375	03/15/22	301,326
300,000	Simon Property Group LP	4.750	03/15/42	300,121
200,000	UDR, Inc	4.625	01/10/22	211,828

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000	g,i	USB Realty Corp	1.614%	12/30/49	$74,289
55,000		Ventas Realty LP	3.125	11/30/15	55,995
300,000		Ventas Realty LP	4.750	06/01/21	311,651
100,000		Vornado Realty LP	5.000	01/15/22	105,744
195,000		Washington Real Estate Investment Trust	4.950	10/01/20	207,319

		TOTAL REAL ESTATE			11,937,621

RETAILING - 0.6%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	135,613
150,000		AutoZone, Inc	6.500	01/15/14	162,080
100,000		AutoZone, Inc	4.000	11/15/20	106,885
200,000		AutoZone, Inc	3.700	04/15/22	205,999
250,000		Best Buy Co, Inc	3.750	03/15/16	244,078
300,000		Cooper US, Inc	2.375	01/15/16	308,454
120,000		Costco Wholesale Corp	5.500	03/15/17	143,174
100,000		Family Dollar Stores, Inc	5.000	02/01/21	107,419
150,000		Gap, Inc	5.950	04/12/21	155,476
155,000		Home Depot, Inc	5.250	12/16/13	165,332
100,000		Home Depot, Inc	5.400	03/01/16	115,283
400,000		Home Depot, Inc	3.950	09/15/20	447,757
350,000		Home Depot, Inc	4.400	04/01/21	403,981
960,000		Home Depot, Inc	5.875	12/16/36	1,229,014
125,000		Kohl’s Corp	6.250	12/15/17	149,981
150,000		Kohl’s Corp	6.000	01/15/33	168,346
100,000		Kohl’s Corp	6.875	12/15/37	126,703
400,000		Lowe’s Cos, Inc	2.125	04/15/16	413,608
200,000		Lowe’s Cos, Inc	3.800	11/15/21	216,488
200,000		Lowe’s Cos, Inc	6.875	02/15/28	260,606
175,000		Lowe’s Cos, Inc	5.500	10/15/35	207,207
150,000		Lowe’s Cos, Inc	5.800	04/15/40	186,349
150,000		Lowe’s Cos, Inc	5.125	11/15/41	170,243
350,000		Lowes’s Companies, Inc	3.120	04/15/22	358,130
100,000	h	Lowes’s Companies, Inc	4.650	04/15/42	106,190
450,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	518,697
250,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	262,843
400,000		Macy’s Retail Holdings, Inc	6.900	04/01/29	473,016
300,000		Nordstrom, Inc	6.250	01/15/18	360,816
30,000		Nordstrom, Inc	4.750	05/01/20	34,561
100,000		Nordstrom, Inc	7.000	01/15/38	139,113
150,000		O’Reilly Automotive, Inc	4.875	01/14/21	161,252
600,000	g	Phillips 66	2.950	05/01/17	616,541
400,000	g	Phillips 66	5.875	05/01/42	430,594
100,000	g	QVC, Inc	5.125	07/02/22	102,077
188,000		Staples, Inc	9.750	01/15/14	210,129
100,000		Target Corp	1.125	07/18/14	100,927
1,150,000		Target Corp	3.875	07/15/20	1,267,000
150,000		Target Corp	2.900	01/15/22	153,266
460,000		Target Corp	7.000	07/15/31	630,789
200,000		Target Corp	6.500	10/15/37	266,385
250,000		Target Corp	4.000	07/01/42	246,256
105,000		TJX Cos, Inc	6.950	04/15/19	134,262
650,000		Wal-Mart Stores, Inc	4.500	07/01/15	720,400

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Wal-Mart Stores, Inc	1.500%	10/25/15	$204,531
200,000	Wal-Mart Stores, Inc	2.800	04/15/16	214,151
300,000	Wal-Mart Stores, Inc	3.625	07/08/20	331,232
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,502,194
1,450,000	Wal-Mart Stores, Inc	4.250	04/15/21	1,672,295
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	103,416
1,095,000	Wal-Mart Stores, Inc	5.250	09/01/35	1,325,236
160,000	Wal-Mart Stores, Inc	6.500	08/15/37	225,667
400,000	Wal-Mart Stores, Inc	6.200	04/15/38	544,131
65,000	Wal-Mart Stores, Inc	5.625	04/01/40	83,937
195,000	Wal-Mart Stores, Inc	5.000	10/25/40	233,178

	TOTAL RETAILING			19,563,288

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
200,000	Altera Corp	1.750	05/15/17	201,480
85,000	Analog Devices, Inc	5.000	07/01/14	91,914
55,000	Broadcom Corp	1.500	11/01/13	55,675
140,000	Broadcom Corp	2.375	11/01/15	145,090
400,000	Intel Corp	1.950	10/01/16	414,530
500,000	Intel Corp	4.800	10/01/41	572,617
310,000	National Semiconductor Corp	3.950	04/15/15	335,842
200,000	Texas Instruments, Inc	2.375	05/16/16	210,311

	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,027,459

SOFTWARE & SERVICES - 0.3%
285,000	Adobe Systems, Inc	3.250	02/01/15	299,501
20,000	Adobe Systems, Inc	4.750	02/01/20	22,340
300,000	BMC Software, Inc	4.250	02/15/22	300,223
20,000	CA, Inc	6.125	12/01/14	21,920
300,000	CA, Inc	5.375	12/01/19	337,656
120,000	Computer Sciences Corp	6.500	03/15/18	128,100
300,000	Expedia, Inc	7.456	08/15/18	345,501
50,000	Fiserv, Inc	3.125	10/01/15	51,828
150,000	Fiserv, Inc	3.125	06/15/16	154,634
100,000	Fiserv, Inc	6.800	11/20/17	119,271
100,000	Google, Inc	1.250	05/19/14	101,554
300,000	Google, Inc	2.125	05/19/16	313,124
100,000	Google, Inc	3.625	05/19/21	110,747
765,000	International Business Machines Corp	1.000	08/05/13	769,409
700,000	International Business Machines Corp	0.750	05/11/15	698,936
250,000	International Business Machines Corp	1.950	07/22/16	257,175
225,000	International Business Machines Corp	1.250	02/06/17	225,590
200,000	Intuit, Inc	5.750	03/15/17	228,891
175,000	Juniper Networks, Inc	4.600	03/15/21	187,417
740,000	Microsoft Corp	0.875	09/27/13	744,883
25,000	Microsoft Corp	4.200	06/01/19	29,144
540,000	Microsoft Corp	3.000	10/01/20	586,813
450,000	Microsoft Corp	4.000	02/08/21	518,414
400,000	Microsoft Corp	5.300	02/08/41	511,737
320,000	Oracle Corp	3.750	07/08/14	339,788
320,000	Oracle Corp	5.750	04/15/18	388,254
1,365,000	Oracle Corp	3.875	07/15/20	1,528,137

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$300,000	Oracle Corp	6.500%	04/15/38	$409,339
470,000	Oracle Corp	6.125	07/08/39	614,671
290,000	Symantec Corp	2.750	09/15/15	298,019
250,000	Symantec Corp	2.750	06/15/17	251,122
200,000	Symantec Corp	3.950	06/15/22	198,695

	TOTAL SOFTWARE & SERVICES			11,092,833

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
75,000	Amphenol Corp	4.750	11/15/14	80,694
150,000	Amphenol Corp	4.000	02/01/22	152,810
1,043,000	Cisco Systems, Inc	4.950	02/15/19	1,229,802
1,500,000	Cisco Systems, Inc	4.450	01/15/20	1,731,830
400,000	Cisco Systems, Inc	5.900	02/15/39	515,414
200,000	Dell, Inc	3.100	04/01/16	211,807
750,000	Dell, Inc	5.875	06/15/19	882,398
510,000	Discovery Communications LLC	5.050	06/01/20	576,188
100,000	Discovery Communications LLC	4.375	06/15/21	108,589
100,000	Discovery Communications LLC	6.350	06/01/40	121,450
300,000	Harris Corp	4.400	12/15/20	322,540
575,000	Hewlett-Packard Co	4.750	06/02/14	607,941
600,000	Hewlett-Packard Co	2.125	09/13/15	605,005
1,900,000	Hewlett-Packard Co	3.000	09/15/16	1,954,312
175,000	Hewlett-Packard Co	2.600	09/15/17	175,666
700,000	Hewlett-Packard Co	3.750	12/01/20	697,982
200,000	Hewlett-Packard Co	4.375	09/15/21	205,557
100,000	Hewlett-Packard Co	4.650	12/09/21	104,820
200,000	Hewlett-Packard Co	4.050	09/15/22	201,488
300,000	International Business Machines Corp	2.000	01/05/16	309,758
200,000	International Business Machines Corp	1.875	05/15/19	202,126
800,000	International Business Machines Corp	8.375	11/01/19	1,139,694
300,000	International Business Machines Corp	2.900	11/01/21	314,249
400,000	International Business Machines Corp	7.000	10/30/25	554,238
19,000	International Business Machines Corp	5.600	11/30/39	24,764
385,000	International Business Machines Corp	4.000	06/20/42	402,441
85,000	International Game Technology	7.500	06/15/19	101,290
347,000	Koninklijke Philips Electronics NV	5.750	03/11/18	410,811
100,000	Koninklijke Philips Electronics NV	6.875	03/11/38	131,204
300,000	Koninklijke Philips Electronics NV	5.000	03/15/42	322,513
100,000	L-3 Communications Corp	3.950	11/15/16	106,204
420,000	L-3 Communications Corp	5.200	10/15/19	460,131
100,000	Lexmark International, Inc	6.650	06/01/18	112,297
200,000	Motorola Solutions, Inc	3.750	05/15/22	197,234
200,000	Motorola, Inc	6.000	11/15/17	227,157
590,000	Pitney Bowes, Inc	4.750	01/15/16	598,578
200,000	Telefonaktiebolaget LM Ericsson	4.125	05/15/22	200,553
225,000	Tyco Electronics Group S.A.	6.550	10/01/17	268,608
250,000	Tyco Electronics Group S.A.	3.500	02/03/22	249,189
225,000	Xerox Corp	8.250	05/15/14	250,882
330,000	Xerox Corp	4.250	02/15/15	349,884
100,000	Xerox Corp	2.950	03/15/17	101,133
250,000	Xerox Corp	6.350	05/15/18	291,465
450,000	Xerox Corp	5.625	12/15/19	507,156

	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			18,319,852

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 1.3%
$200,000		America Movil SAB de C.V.	3.625%	03/30/15	$212,713
200,000		America Movil SAB de C.V.	2.375	09/08/16	205,180
1,430,000		America Movil SAB de C.V.	5.000	03/30/20	1,623,971
440,000		America Movil SAB de C.V.	6.125	03/30/40	541,561
650,000		American Tower Corp	4.500	01/15/18	687,059
200,000		American Tower Corp	4.700	03/15/22	205,317
7,000		AT&T Corp	8.000	11/15/31	10,371
346,000		AT&T Mobility LLC	7.125	12/15/31	458,168
350,000		AT&T, Inc	5.100	09/15/14	382,139
1,265,000		AT&T, Inc	2.500	08/15/15	1,316,878
150,000		AT&T, Inc	2.950	05/15/16	158,876
600,000		AT&T, Inc	1.600	02/15/17	600,768
750,000		AT&T, Inc	1.700	06/01/17	753,489
950,000		AT&T, Inc	5.800	02/15/19	1,158,679
300,000		AT&T, Inc	4.450	05/15/21	339,604
1,500,000		AT&T, Inc	3.000	02/15/22	1,523,830
470,000		AT&T, Inc	6.150	09/15/34	566,400
220,000		AT&T, Inc	6.500	09/01/37	279,701
1,575,000		AT&T, Inc	6.300	01/15/38	1,961,806
322,000		AT&T, Inc	5.350	09/01/40	369,547
700,000		AT&T, Inc	5.550	08/15/41	834,370
500,000		BellSouth Capital Funding Corp	7.875	02/15/30	652,538
1,490,000		BellSouth Corp	5.200	09/15/14	1,621,525
60,000		BellSouth Corp	6.875	10/15/31	72,908
140,000		BellSouth Corp	6.550	06/15/34	164,416
250,000		British Telecommunications plc	2.000	06/22/15	253,435
400,000		British Telecommunications plc	5.950	01/15/18	468,555
450,000		British Telecommunications plc	9.625	12/15/30	676,769
490,000		Cellco Partnership	5.550	02/01/14	524,561
1,065,000		Cellco Partnership	8.500	11/15/18	1,457,330
200,000		CenturyLink, Inc	5.800	03/15/22	199,101
1,300,000		CenturyTel, Inc	5.150	06/15/17	1,330,052
384,000		CenturyTel, Inc	7.600	09/15/39	370,833
450,000		Deutsche Telekom International Finance BV	5.750	03/23/16	504,625
850,000		Deutsche Telekom International Finance BV	6.000	07/08/19	1,003,621
490,000		Deutsche Telekom International Finance BV	8.750	06/15/30	680,136
495,000	h	France Telecom S.A.	2.125	09/16/15	497,758
1,000,000		France Telecom S.A.	4.125	09/14/21	1,046,316
245,000		France Telecom S.A.	8.500	03/01/31	343,840
100,000		France Telecom S.A.	5.375	01/13/42	105,641
150,000		Koninklijke KPN NV	8.375	10/01/30	191,963
400,000		Qwest Corp	7.500	10/01/14	445,898
300,000		Qwest Corp	6.500	06/01/17	337,055
400,000		Qwest Corp	6.750	12/01/21	450,073
300,000		Rogers Communications, Inc	6.800	08/15/18	369,977
350,000		Rogers Wireless, Inc	7.500	03/15/15	406,412
85,000		Telecom Italia Capital S.A.	6.175	06/18/14	85,637
150,000		Telecom Italia Capital S.A.	4.950	09/30/14	148,875
1,555,000		Telecom Italia Capital S.A.	7.175	06/18/19	1,547,225

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Telecom Italia Capital S.A.	7.721%	06/04/38	$87,500
200,000		Telefonica Emisiones SAU	2.582	04/26/13	197,011
600,000		Telefonica Emisiones SAU	3.992	02/16/16	536,386
1,620,000		Telefonica Emisiones SAU	5.134	04/27/20	1,395,442
100,000		Telefonos de Mexico SAB de C.V.	5.500	01/27/15	109,472
850,000		Verizon Communications, Inc	5.550	02/15/16	975,690
800,000		Verizon Communications, Inc	3.000	04/01/16	850,341
1,140,000		Verizon Communications, Inc	5.500	02/15/18	1,349,361
220,000		Verizon Communications, Inc	8.750	11/01/18	302,400
200,000		Verizon Communications, Inc	6.350	04/01/19	249,299
450,000		Verizon Communications, Inc	3.500	11/01/21	479,101
380,000		Verizon Communications, Inc	6.250	04/01/37	483,480
620,000		Verizon Communications, Inc	6.400	02/15/38	805,115
220,000		Verizon Communications, Inc	8.950	03/01/39	362,359
300,000		Verizon Communications, Inc	6.000	04/01/41	380,324
1,150,000		Verizon Communications, Inc	4.750	11/01/41	1,264,891
225,000		Verizon New England, Inc	4.750	10/01/13	235,791
200,000		Virgin Media Secured Finance plc	5.250	01/15/21	221,567
150,000		Vodafone Group plc	5.000	12/16/13	159,010
303,000		Vodafone Group plc	5.625	02/27/17	354,543
250,000		Vodafone Group plc	1.625	03/20/17	250,043
1,200,000		Vodafone Group plc	4.625	07/15/18	1,372,828
650,000	h	Vodafone Group plc	4.375	03/16/21	741,443
150,000		Vodafone Group plc	6.150	02/27/37	191,719

		TOTAL TELECOMMUNICATION SERVICES			43,502,618

TRANSPORTATION - 0.5%
100,000		ABB Finance USA, Inc	1.625	05/08/17	100,483
200,000		ABB Finance USA, Inc	2.875	05/08/22	202,311
150,000		ABB Finance USA, Inc	4.375	05/08/42	161,192
200,000		Boeing Capital Corp	2.125	08/15/16	208,620
700,000		Boeing Capital Corp	2.900	08/15/18	747,060
750,000		Boeing Co	3.750	11/20/16	831,573
100,000		Boeing Co	5.875	02/15/40	132,037
260,000		Burlington Northern Santa Fe Corp	5.750	03/15/18	309,122
555,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	623,253
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	184,008
360,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	429,239
300,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	302,701
250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	275,135
200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	201,399
200,000		Canadian National Railway Co	5.550	05/15/18	238,822
200,000		Canadian National Railway Co	5.550	03/01/19	243,602
100,000		Canadian National Railway Co	2.850	12/15/21	103,439
200,000		Canadian National Railway Co	6.900	07/15/28	278,435
200,000		Canadian National Railway Co	6.250	08/01/34	265,659
200,000		Canadian Pacific Railway Co	7.250	05/15/19	245,931
200,000		Canadian Pacific Railway Co	7.125	10/15/31	252,547
100,000		Canadian Pacific Railway Ltd	5.750	01/15/42	113,926
470,755		Continental Airlines, Inc	4.750	01/12/21	493,115
31,008		Continental Airlines, Inc	5.983	04/19/22	33,644
100,000		Con-Way, Inc	7.250	01/15/18	115,166

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$650,000		CSX Corp	7.375%	02/01/19	$829,157
100,000		CSX Corp	6.000	10/01/36	118,892
400,000		CSX Corp	5.500	04/15/41	449,692
350,000		CSX Corp	4.400	03/01/43	339,265
200,000	h	DELTA AIR LINES 2012-1A	4.750	05/07/20	202,500
465,457		Delta Air Lines, Inc	5.300	04/15/19	496,875
165,000		Embraer Overseas Ltd	6.375	01/15/20	183,562
100,000		Embraer S.A.	5.150	06/15/22	102,650
134,000		FedEx Corp	8.000	01/15/19	176,619
100,000		GATX Corp	3.500	07/15/16	102,567
125,000		GATX Corp	4.750	06/15/22	126,379
210,000		Norfolk Southern Corp	5.750	04/01/18	249,094
100,000		Norfolk Southern Corp	3.250	12/01/21	103,367
250,000		Norfolk Southern Corp	3.000	04/01/22	252,887
425,000		Norfolk Southern Corp	5.590	05/17/25	513,420
478,000		Norfolk Southern Corp	7.250	02/15/31	662,113
16,000		Norfolk Southern Corp	4.837	10/01/41	17,657
650,000		Northrop Grumman Corp	3.500	03/15/21	686,937
350,000		Ryder System, Inc	3.150	03/02/15	361,247
50,000		Ryder System, Inc	3.600	03/01/16	52,677
150,000		Ryder System, Inc	2.500	03/01/17	151,352
325,000		Southwest Airlines Co	5.250	10/01/14	351,757
300,000		Union Pacific Corp	5.750	11/15/17	356,729
331,000		Union Pacific Corp	4.163	07/15/22	368,764
100,000		Union Pacific Corp	2.950	01/15/23	100,263
200,000		Union Pacific Corp	6.625	02/01/29	263,532
100,000		Union Pacific Corp	4.750	09/15/41	108,466
100,000		Union Pacific Corp	4.300	06/15/42	100,715
42,000		United Parcel Service, Inc	3.875	04/01/14	44,313
100,000		United Parcel Service, Inc	5.500	01/15/18	120,137
300,000		United Parcel Service, Inc	5.125	04/01/19	361,760
1,105,000		United Parcel Service, Inc	3.125	01/15/21	1,183,188
35,000		United Parcel Service, Inc	6.200	01/15/38	48,102

		TOTAL TRANSPORTATION			16,679,054

UTILITIES - 2.0%
370,000		AGL Capital Corp	5.250	08/15/19	428,589
300,000		Alabama Power Co	5.200	06/01/41	360,935
60,000		Alliant Energy Corp	4.000	10/15/14	63,116
100,000		Ameren Corp	8.875	05/15/14	111,389
250,000		American Water Capital Corp	6.085	10/15/17	292,683
50,000		Appalachian Power Co	3.400	05/24/15	52,522
140,000		Appalachian Power Co	7.000	04/01/38	187,593
150,000		Arizona Public Service Co	8.750	03/01/19	198,375
350,000		Arizona Public Service Co	4.500	04/01/42	361,212
60,000		Atmos Energy Corp	4.950	10/15/14	64,805
100,000		Atmos Energy Corp	8.500	03/15/19	133,773
100,000		Atmos Energy Corp	5.500	06/15/41	120,569
100,000		Baltimore Gas & Electric Co	3.500	11/15/21	105,642
785,000		Carolina Power & Light Co	5.300	01/15/19	942,254
350,000		Carolina Power & Light Co	3.000	09/15/21	365,460
150,000		Carolina Power & Light Co	2.800	05/15/22	152,461

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Carolina Power & Light Co	4.100%	05/15/42	$104,283
290,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	319,426
100,000		CenterPoint Energy Houston Electric LLC	6.950	03/15/33	138,504
423,000		CenterPoint Energy Resources Corp	4.500	01/15/21	461,773
203,000		Cleco Power LLC	6.000	12/01/40	237,143
100,000		Commonwealth Edison Co	1.625	01/15/14	101,348
500,000		Commonwealth Edison Co	1.950	09/01/16	511,652
775,000		Commonwealth Edison Co	4.000	08/01/20	861,885
387,000		Commonwealth Edison Co	5.900	03/15/36	501,908
210,000		Connecticut Light & Power Co	5.500	02/01/19	251,335
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	76,161
890,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,025,412
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	416,993
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	213,159
105,000		Consolidated Natural Gas Co	5.000	12/01/14	113,998
180,000		Constellation Energy Group, Inc	4.550	06/15/15	193,305
250,000		Constellation Energy Group, Inc	5.150	12/01/20	276,735
230,000		Consumers Energy Co	6.125	03/15/19	283,323
150,000		Consumers Energy Co	2.850	05/15/22	152,585
200,000		Delmarva Power & Light Co	4.000	06/01/42	203,267
400,000		Detroit Edison Co	3.450	10/01/20	432,462
100,000		Detroit Edison Co	2.650	06/15/22	100,610
100,000		Detroit Edison Co	3.950	06/15/42	101,643
360,000		Dominion Resources, Inc	5.150	07/15/15	400,972
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,933,347
200,000		Dominion Resources, Inc	5.950	06/15/35	247,589
790,000		Duke Energy Carolinas LLC	5.750	11/15/13	843,203
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	142,959
200,000		Duke Energy Carolinas LLC	3.900	06/15/21	222,994
733,000		Duke Energy Carolinas LLC	6.050	04/15/38	972,272
746,000		Duke Energy Corp	5.050	09/15/19	869,987
250,000		Duke Energy Indiana, Inc	4.200	03/15/42	258,322
200,000		El Paso Natural Gas Co	5.950	04/15/17	225,794
100,000		Enbridge, Inc	5.600	04/01/17	114,244
150,000		Energen Corp	4.625	09/01/21	154,797
400,000		Energy Transfer Partners LP	6.125	02/15/17	449,572
44,000		Energy Transfer Partners LP	9.700	03/15/19	56,418
500,000		Energy Transfer Partners LP	4.650	06/01/21	516,556
200,000		Energy Transfer Partners LP	5.200	02/01/22	214,182
140,000		Energy Transfer Partners LP	7.500	07/01/38	157,892
100,000		Energy Transfer Partners LP	6.500	02/01/42	107,164
100,000		Enersis S.A.	7.375	01/15/14	107,023
125,000		Entergy Arkansas, Inc	3.750	02/15/21	131,000
200,000		Entergy Corp	5.125	09/15/20	207,641
300,000		Entergy Gulf States Louisiana LLC	3.950	10/01/20	318,180
150,000		Entergy Louisiana LLC	1.875	12/15/14	153,653
225,000		Entergy Texas, Inc	7.125	02/01/19	275,320
75,000		Exelon Corp	4.900	06/15/15	81,516
400,000		Exelon Generation Co LLC	5.200	10/01/19	437,510
200,000	g	Exelon Generation Co LLC	4.250	06/15/22	200,642
371,000	g	Exelon Generation Co LLC	5.600	06/15/42	377,670
800,000		FirstEnergy Corp	7.375	11/15/31	1,004,216

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$280,000		FirstEnergy Solutions Corp	4.800%	02/15/15	$297,239
635,000		FirstEnergy Solutions Corp	6.050	08/15/21	697,411
247,000		Florida Power & Light Co	4.950	06/01/35	289,888
400,000		Florida Power & Light Co	5.250	02/01/41	495,956
100,000		Florida Power & Light Co	4.125	02/01/42	104,699
200,000		Florida Power & Light Co	4.050	06/01/42	210,833
29,000		Florida Power Corp	5.650	06/15/18	34,957
100,000		Florida Power Corp	3.100	08/15/21	103,538
165,000		Florida Power Corp	6.400	06/15/38	225,032
690,000		FPL Group Capital, Inc	2.600	09/01/15	708,907
40,000		Georgia Power Co	1.300	09/15/13	40,325
900,000		Georgia Power Co	5.700	06/01/17	1,074,773
177,000		Georgia Power Co	5.950	02/01/39	227,753
500,000		Georgia Power Co	4.300	03/15/42	520,832
50,000		Great Plains Energy, Inc	2.750	08/15/13	50,732
200,000		Great Plains Energy, Inc	4.850	06/01/21	214,795
200,000		Great Plains Energy, Inc	5.292	06/15/22	215,743
80,000		Indiana Michigan Power Co	7.000	03/15/19	99,493
70,000		Integrys Energy Group, Inc	4.170	11/01/20	75,508
100,000		Interstate Power & Light Co	6.250	07/15/39	131,820
100,000		Kansas City Power & Light Co	5.300	10/01/41	110,206
20,000	g	Kansas Gas & Electric	6.700	06/15/19	24,948
250,000		Kentucky Utilities Co	5.125	11/01/40	301,873
150,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	158,592
400,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	463,844
500,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	645,888
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	114,075
400,000		Kinder Morgan Energy Partners LP	3.950	09/01/22	405,245
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	611,009
300,000		Kinder Morgan Energy Partners LP	5.625	09/01/41	311,319
320,000		LG&E and KU Energy LLC	3.750	11/15/20	327,847
400,000		MidAmerican Energy Co	4.650	10/01/14	432,091
350,000		Midamerican Energy Holdings Co	5.750	04/01/18	415,157
1,032,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,280,032
300,000		Midamerican Energy Holdings Co	6.500	09/15/37	394,943
300,000		Mississippi Power Co	4.250	03/15/42	307,305
85,000		National Fuel Gas Co	5.250	03/01/13	87,189
100,000		National Fuel Gas Co	4.900	12/01/21	107,878
300,000		National Grid plc	6.300	08/01/16	346,122
320,000		Nevada Power Co	6.500	08/01/18	396,349
45,000		Nevada Power Co	7.125	03/15/19	57,435
230,000		Nevada Power Co	5.375	09/15/40	270,283
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	541,542
235,000		NiSource Finance Corp	5.400	07/15/14	253,256
350,000		NiSource Finance Corp	6.400	03/15/18	408,834
150,000		NiSource Finance Corp	6.125	03/01/22	175,970
400,000		NiSource Finance Corp	3.850	02/15/23	399,614
100,000		NiSource Finance Corp	5.950	06/15/41	111,760
200,000		NiSource Finance Corp	5.250	02/15/43	202,792
425,000		Northern States Power Co	5.350	11/01/39	527,407
150,000		NSTAR Electric Co	5.625	11/15/17	179,015
150,000		Oglethorpe Power Corp	5.375	11/01/40	176,059

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$600,000		Ohio Power Co	5.375%	10/01/21	$708,372
100,000		Oklahoma Gas & Electric Co	5.250	05/15/41	120,175
220,000		Oncor Electric Delivery Co LLC	6.375	01/15/15	243,298
200,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	239,052
150,000	g	Oncor Electric Delivery Co LLC	4.100	06/01/22	152,932
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	86,377
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	103,644
350,000	g	Oncor Electric Delivery Co LLC	4.550	12/01/41	333,257
150,000	g	Oncor Electric Delivery Co LLC	5.300	06/01/42	157,966
250,000		ONEOK Partners LP	3.250	02/01/16	262,299
130,000		ONEOK Partners LP	6.650	10/01/36	152,651
250,000		ONEOK Partners LP	6.850	10/15/37	297,812
100,000		ONEOK Partners LP	6.125	02/01/41	112,758
150,000		ONEOK, Inc	4.250	02/01/22	157,089
150,000		ONEOK, Inc	6.000	06/15/35	163,692
355,000		Pacific Gas & Electric Co	8.250	10/15/18	478,514
720,000		Pacific Gas & Electric Co	6.050	03/01/34	907,335
75,000		Pacific Gas & Electric Co	5.800	03/01/37	93,220
600,000		Pacific Gas & Electric Co	5.400	01/15/40	717,155
250,000		PacifiCorp	2.950	02/01/22	256,727
250,000		PacifiCorp	6.000	01/15/39	328,472
165,000		Pepco Holdings, Inc	2.700	10/01/15	169,366
350,000		PG&E Corp	5.750	04/01/14	376,585
65,000		Potomac Electric Power Co	7.900	12/15/38	106,031
300,000		PPL Capital Funding, Inc	4.200	06/15/22	300,962
200,000		PPL Energy Supply LLC	6.200	05/15/16	224,161
225,000		PPL Energy Supply LLC	6.500	05/01/18	259,993
100,000		PPL Energy Supply LLC	4.600	12/15/21	102,619
300,000		Progress Energy, Inc	3.150	04/01/22	302,750
400,000		Progress Energy, Inc	7.750	03/01/31	562,463
300,000		PSEG Power LLC	2.500	04/15/13	304,205
200,000		PSEG Power LLC	5.320	09/15/16	225,541
225,000		Public Service Co of Colorado	4.875	03/01/13	231,398
335,000		Public Service Co of Colorado	5.500	04/01/14	362,642
520,000		Public Service Co of Oklahoma	5.150	12/01/19	601,581
100,000		Public Service Co of Oklahoma	4.400	02/01/21	110,830
150,000		Public Service Co of Oklahoma	6.625	11/15/37	191,013
220,000		Public Service Electric & Gas Co	5.300	05/01/18	261,425
410,000		Public Service Electric & Gas Co	5.375	11/01/39	510,505
200,000		Public Service Electric & Gas Co	3.950	05/01/42	206,883
250,000		Puget Sound Energy, Inc	5.757	10/01/39	322,113
100,000		Puget Sound Energy, Inc	4.434	11/15/41	109,153
100,000		Questar Corp	2.750	02/01/16	103,902
150,000		San Diego Gas & Electric Co	3.000	08/15/21	158,458
255,000		San Diego Gas & Electric Co	5.350	05/15/40	327,390
100,000		San Diego Gas & Electric Co	3.950	11/15/41	105,244
250,000		San Diego Gas & Electric Co	4.300	04/01/42	278,981
300,000		SCANA Corp	4.750	05/15/21	318,706
100,000		SCANA Corp	4.125	02/01/22	100,904
250,000		Scottish Power Ltd	5.810	03/15/25	244,494
600,000		Sempra Energy	2.000	03/15/14	609,382
200,000		Sempra Energy	2.300	04/01/17	204,969

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$260,000		Sempra Energy	6.000%	10/15/39	$322,945
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	57,918
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	153,077
100,000		South Carolina Electric & Gas Co	4.350	02/01/42	104,136
100,000		Southern California Edison Co	5.000	01/15/16	113,009
250,000		Southern California Edison Co	5.500	08/15/18	303,766
280,000		Southern California Edison Co	3.875	06/01/21	311,508
185,000		Southern California Edison Co	6.050	03/15/39	248,460
300,000		Southern California Edison Co	4.500	09/01/40	332,940
500,000		Southern California Edison Co	3.900	12/01/41	501,993
200,000		Southern California Edison Co	4.050	03/15/42	208,591
200,000		Southern Co	2.375	09/15/15	206,044
100,000		Southern Co	1.950	09/01/16	102,412
108,000	g	Southern Natural Gas Co	5.900	04/01/17	123,639
100,000		Southern Natural Gas Co	8.000	03/01/32	129,696
100,000		Southern Power Co	5.150	09/15/41	108,661
250,000		Southwest Gas Corp	3.875	04/01/22	263,502
500,000		Southwestern Public Service Co	4.500	08/15/41	551,267
60,000		Spectra Energy Capital LLC	6.200	04/15/18	71,619
450,000		Spectra Energy Capital LLC	8.000	10/01/19	576,476
200,000		Tampa Electric Co	5.400	05/15/21	240,375
100,000		Tampa Electric Co	4.100	06/15/42	100,738
200,000		TECO Finance, Inc	5.150	03/15/20	228,602
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	250,412
75,000		Toledo Edison Co	7.250	05/01/20	96,108
770,000		Total Capital S.A.	3.125	10/02/15	817,250
200,000		Total Capital S.A.	4.450	06/24/20	228,487
100,000		Total Capital S.A.	4.125	01/28/21	110,990
200,000		TransAlta Corp	6.650	05/15/18	222,783
400,000		Union Electric Co	6.700	02/01/19	503,716
200,000		Union Electric Co	5.100	10/01/19	234,086
100,000		Union Electric Co	8.450	03/15/39	163,075
100,000		United Utilities plc	6.875	08/15/28	115,531
263,000		Veolia Environnement	5.250	06/03/13	271,477
350,000		Virginia Electric and Power Co	6.000	05/15/37	455,846
500,000		Westar Energy, Inc	4.125	03/01/42	523,531
250,000		Western Gas Partners LP	4.000	07/01/22	250,000
35,000		Williams Cos, Inc	7.875	09/01/21	44,202
300,000		Williams Cos, Inc	7.750	06/15/31	372,401
245,000		Williams Partners LP	3.800	02/15/15	257,736
70,000		Williams Partners LP	7.250	02/01/17	83,875
530,000		Williams Partners LP	5.250	03/15/20	595,485
100,000		Williams Partners LP	4.000	11/15/21	103,877
335,000		Williams Partners LP	6.300	04/15/40	396,744
250,000		Wisconsin Electric Power Co	4.500	05/15/13	258,384
200,000		Wisconsin Electric Power Co	5.625	05/15/33	250,348
200,000		Wisconsin Power & Light Co	6.375	08/15/37	278,512
100,000		Xcel Energy, Inc	4.700	05/15/20	115,533
100,000		Xcel Energy, Inc	4.800	09/15/41	111,902

		TOTAL UTILITIES			65,410,147

		TOTAL CORPORATE BONDS (Cost $689,736,892)			718,235,741

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 75.7%

AGENCY SECURITIES - 4.4%
$250,000	Federal Agricultural Mortgage Corp	2.375%	07/22/15	$262,698
1,945,000	Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,966,634
1,000,000	FFCB	3.875	10/07/13	1,044,730
2,600,000	FFCB	3.000	09/22/14	2,750,810
1,000,000	FFCB	1.050	03/28/16	1,013,676
1,370,000	Federal Home Loan Bank (FHLB)	1.875	06/21/13	1,391,445
7,740,000	FHLB	3.625	10/18/13	8,068,872
8,625,000	FHLB	3.125	12/13/13	8,972,251
110,000	FHLB	5.250	06/18/14	120,511
7,650,000	FHLB	2.875	06/12/15	8,170,345
1,000,000	FHLB	5.375	05/18/16	1,179,078
95,000	FHLB	4.750	12/16/16	111,133
500,000	FHLB	4.875	05/17/17	596,883
4,745,000	FHLB	5.000	11/17/17	5,729,564
1,000,000	FHLB	1.625	06/14/19	1,009,752
211,000	Federal Home Loan Mortgage Corp (FHLMC)	4.125	09/27/13	221,005
207,000	FHLMC	4.500	01/15/14	220,130
1,740,000	FHLMC	2.500	04/23/14	1,807,764
2,000,000	FHLMC	1.000	08/27/14	2,027,180
5,000,000	FHLMC	2.875	02/09/15	5,308,245
108,000	FHLMC	4.375	07/17/15	120,449
125,000	FHLMC	4.750	11/17/15	142,625
132,000	FHLMC	4.750	01/19/16	150,979
6,213,000	FHLMC	5.250	04/18/16	7,271,509
127,000	FHLMC	5.500	07/18/16	150,867
11,736,000	FHLMC	5.125	10/18/16	13,821,710
1,000,000	FHLMC	2.375	01/13/22	1,026,254
3,120,000	FHLMC	6.250	07/15/32	4,641,112
96,000	Federal National Mortgage Association (FNMA)	3.875	07/12/13	99,596
2,185,000	FNMA	1.250	08/20/13	2,208,043
176,000	FNMA	5.125	01/02/14	187,866
214,000	FNMA	2.750	02/05/14	222,422
7,646,000	FNMA	2.750	03/13/14	7,956,190
4,071,000	FNMA	2.500	05/15/14	4,232,578
5,415,000	FNMA	3.000	09/16/14	5,729,444
9,145,000	FNMA	4.625	10/15/14	10,021,786
9,000,000	FNMA	2.625	11/20/14	9,473,868
5,000,000	FNMA	2.250	03/15/16	5,275,960
10,215,000	FNMA	5.000	03/15/16	11,811,094
150,000	FNMA	5.000	05/11/17	178,673
340,000	FNMA	5.375	06/12/17	411,939
2,500,000	FNMA	5.625	07/15/37	3,571,295
815,000	Financing Corp Fico	9.400	02/08/18	1,165,681
815,000	Financing Corp Fico	10.350	08/03/18	1,230,630
200,000	Private Export Funding Corp	1.375	02/15/17	203,055
590,000	Private Export Funding Corp	2.250	12/15/17	624,819

	TOTAL AGENCY SECURITIES			143,903,150

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

FOREIGN GOVERNMENT BONDS - 3.0%
$906,000	Brazilian Government International Bond	5.875%	01/15/19	$1,093,542
1,590,000	Brazilian Government International Bond	4.875	01/22/21	1,838,835
100,000	Brazilian Government International Bond	8.875	04/15/24	154,500
1,180,000	Brazilian Government International Bond	7.125	01/20/37	1,702,150
1,130,000	Brazilian Government International Bond	5.625	01/07/41	1,385,945
525,000	Canada Government International Bond	2.375	09/10/14	547,907
600,000	Canada Government International Bond	0.875	02/14/17	603,091
150,000	Chile Government International Bond	5.500	01/15/13	153,375
345,000	Chile Government International Bond	3.875	08/05/20	382,950
100,000	China Development Bank	5.000	10/15/15	109,426
200,000	China Government International Bond	4.750	10/29/13	209,209
900,000	Colombia Government International Bond	8.250	12/22/14	1,053,000
450,000	Colombia Government International Bond	7.375	03/18/19	588,375
400,000	Colombia Government International Bond	4.375	07/12/21	449,200
1,050,000	Colombia Government International Bond	6.125	01/18/41	1,365,000
300,000	Development Bank of Japan	5.125	02/01/17	351,419
450,000	European Bank for Reconstruction & Development	3.625	06/17/13	463,455
50,000	European Bank for Reconstruction & Development	1.625	09/03/15	51,215
700,000	European Bank for Reconstruction & Development	2.500	03/15/16	740,577
1,500,000	European Investment Bank	1.750	09/14/12	1,504,038
1,000,000	European Investment Bank	2.875	03/15/13	1,016,439
1,000,000	European Investment Bank	1.500	05/15/14	1,013,844
5,000,000	European Investment Bank	1.625	09/01/15	5,113,235
3,000,000	European Investment Bank	1.375	10/20/15	3,044,295
4,000,000	European Investment Bank	2.250	03/15/16	4,152,984
205,000	European Investment Bank	4.875	02/15/36	237,839
95,000	Export Development Canada	3.500	05/16/13	97,628
200,000	Export Development Canada	1.500	05/15/14	204,229
545,000	Export Development Canada	2.250	05/28/15	572,327
250,000	Export Development Canada	1.250	10/26/16	255,025
180,000	Export-Import Bank of Korea	8.125	01/21/14	196,500
250,000	Export-Import Bank of Korea	5.875	01/14/15	273,329
590,000	Export-Import Bank of Korea	4.125	09/09/15	625,350
475,000	Export-Import Bank of Korea	5.125	06/29/20	529,755
300,000	Export-Import Bank of Korea	5.000	04/11/22	332,746
1,190,000	Federative Republic of Brazil	6.000	01/17/17	1,401,820
903,333	Federative Republic of Brazil	8.000	01/15/18	1,052,383
100,000	Finland Government International Bond	6.950	02/15/26	140,976
500,000	Hydro Quebec	2.000	06/30/16	517,641
800,000	Hydro Quebec	1.375	06/19/17	799,387
270,000	Hydro Quebec	9.400	02/01/21	404,700
200,000	Hydro Quebec	8.500	12/01/29	326,635
150,000	Inter-American Development Bank	1.625	07/15/13	151,670
1,000,000	Inter-American Development Bank	3.000	04/22/14	1,045,476
1,500,000	Inter-American Development Bank	2.250	07/15/15	1,570,800
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,283,977
1,245,000	International Bank for Reconstruction & Development	3.625	05/21/13	1,282,054
1,000,000	International Bank for Reconstruction & Development	1.125	08/25/14	1,012,368
3,200,000	International Bank for Reconstruction & Development	2.375	05/26/15	3,379,494
2,900,000	International Bank for Reconstruction & Development	2.125	03/15/16	3,050,739

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		International Bank for Reconstruction & Development	1.000%	09/15/16	$151,145
400,000		International Bank for Reconstruction & Development	7.625	01/19/23	597,632
34,000		International Bank for Reconstruction & Development	4.750	02/15/35	43,572
30,000		International Finance Corp	3.000	04/22/14	31,337
1,700,000		International Finance Corp	2.750	04/20/15	1,799,860
1,400,000		International Finance Corp	1.125	11/23/16	1,412,239
800,000		Israel Government AID Bond	5.500	09/18/23	1,046,910
300,000		Israel Government International Bond	4.625	06/15/13	308,720
400,000		Israel Government International Bond	5.125	03/26/19	454,085
705,000		Israel Government International Bond	4.000	06/30/22	729,512
150,000		Italian Republic	2.125	10/05/12	149,445
1,000,000		Italian Republic	2.125	09/16/13	988,965
500,000		Italian Republic	3.125	01/26/15	482,919
1,200,000		Italian Republic	5.250	09/20/16	1,193,161
574,000		Italian Republic	5.375	06/15/33	506,197
430,000		Italy Government International Bond	5.375	06/12/17	425,836
200,000		Japan Bank for International Cooperation	2.125	11/05/12	201,092
1,500,000		Japan Bank for International Cooperation	4.250	06/18/13	1,550,622
600,000		Japan Finance Corp	2.250	07/13/16	628,322
500,000		Japan Finance Organization for Municipalities	5.000	05/16/17	585,264
600,000		Korea Development Bank	8.000	01/23/14	654,597
475,000		Korea Development Bank	4.375	08/10/15	506,304
235,000		Korea Development Bank	3.250	03/09/16	242,581
400,000	h	Korea Development Bank	3.500	08/22/17	417,589
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,163,750
900,000		Mexico Government International Bond	3.625	03/15/22	955,350
300,000		Mexico Government International Bond	8.000	09/24/22	423,000
66,000		Mexico Government International Bond	7.500	04/08/33	96,030
600,000		Mexico Government International Bond	6.750	09/27/34	819,000
1,214,000		Mexico Government International Bond	6.050	01/11/40	1,566,060
400,000		Mexico Government International Bond	4.750	03/08/44	431,000
150,000		Mexico Government International Bond	5.750	10/12/10	170,625
800,000		Panama Government International Bond	5.200	01/30/20	934,000
692,000		Panama Government International Bond	6.700	01/26/36	934,200
320,000		Peruvian Government International Bond	7.125	03/30/19	411,200
925,000		Peruvian Government International Bond	7.350	07/21/25	1,299,625
150,000		Peruvian Government International Bond	6.550	03/14/37	204,150
500,000		Peruvian Government International Bond	5.625	11/18/50	606,250
380,000		Poland Government International Bond	3.875	07/16/15	401,204
1,485,000		Poland Government International Bond	6.375	07/15/19	1,749,092
67,000		Poland Government International Bond	5.125	04/21/21	74,069
390,000		Poland Government International Bond	5.000	03/23/22	425,685
1,055,000		Province of British Columbia Canada	2.850	06/15/15	1,121,824
400,000		Province of British Columbia Canada	1.200	04/25/17	403,910
200,000		Province of British Columbia Canada	2.650	09/22/21	210,540
730,000		Province of Manitoba Canada	2.125	04/22/13	740,363
500,000		Province of Manitoba Canada	1.750	05/30/19	502,529
200,000		Province of New Brunswick Canada	5.200	02/21/17	235,315
255,000		Province of Nova Scotia Canada	2.375	07/21/15	266,663
50,000		Province of Nova Scotia Canada	5.125	01/26/17	58,535
200,000		Province of Nova Scotia Canada	8.250	07/30/22	299,312
1,700,000		Province of Ontario Canada	2.950	02/05/15	1,793,529

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$600,000		Province of Ontario Canada	0.950%	05/26/15	$602,668
2,690,000		Province of Ontario Canada	2.700	06/16/15	2,835,908
1,000,000		Province of Ontario Canada	2.300	05/10/16	1,043,253
300,000		Province of Ontario Canada	1.600	09/21/16	305,406
230,000		Province of Ontario Canada	4.400	04/14/20	267,383
800,000		Province of Ontario Canada	2.450	06/29/22	789,633
40,000		Province of Quebec Canada	4.875	05/05/14	43,183
385,000		Province of Quebec Canada	5.125	11/14/16	449,670
1,135,000		Province of Quebec Canada	4.625	05/14/18	1,326,873
120,000		Province of Quebec Canada	3.500	07/29/20	132,000
200,000		Province of Quebec Canada	7.125	02/09/24	277,325
201,000		Province of Quebec Canada	7.500	09/15/29	309,032
100,000		Province of Saskatchewan Canada	8.500	07/15/22	152,240
200,000		Region of Lombardy Italy	5.804	10/25/32	158,813
475,000		Republic of Korea	5.750	04/16/14	511,523
500,000		Republic of Korea	7.125	04/16/19	630,564
300,000		South Africa Government International Bond	6.500	06/02/14	329,400
310,000		South Africa Government International Bond	6.875	05/27/19	380,525
225,000		South Africa Government International Bond	5.500	03/09/20	259,312
500,000		South Africa Government International Bond	4.665	01/17/24	541,250
300,000		South Africa Government International Bond	6.250	03/08/41	379,500
625,000		Svensk Exportkredit AB	5.125	03/01/17	718,879
196,000		United Mexican States	5.875	02/17/14	210,014
1,280,000		United Mexican States	5.950	03/19/19	1,560,320
868,000		United Mexican States	5.125	01/15/20	1,017,730

		TOTAL FOREIGN GOVERNMENT BONDS			98,469,974

MORTGAGE BACKED - 30.5%
19,687	i	Federal Home Loan Mortgage Corp (FHLMC)	5.030	10/01/35	20,809
248,310	i	FHLMC	2.380	02/01/36	263,783
94,190	i	FHLMC	2.732	07/01/36	100,706
304,234	i	FHLMC	2.603	09/01/36	325,118
240,099	i	FHLMC	2.605	09/01/36	254,764
230,261	i	FHLMC	2.828	09/01/36	244,516
33,598	i	FHLMC	5.629	02/01/37	36,250
29,486	i	FHLMC	5.807	02/01/37	31,589
586,743	i	FHLMC	2.835	03/01/37	626,962
37,919	i	FHLMC	5.217	03/01/37	41,006
468,417	i	FHLMC	5.932	04/01/37	509,348
58,357	i	FHLMC	3.168	05/01/37	62,510
193,370	i	FHLMC	5.758	05/01/37	209,122
62,581	i	FHLMC	3.871	06/01/37	66,913
320,763	i	FHLMC	4.946	08/01/37	340,148
334,123	i	FHLMC	4.556	09/01/37	354,467
157,382	i	FHLMC	5.775	09/01/37	166,957
8,348	i	FHLMC	6.054	09/01/37	9,091
56,845	i	FHLMC	5.380	02/01/38	61,467
436,278	i	FHLMC	4.498	04/01/38	466,776
520,985	i	FHLMC	4.867	04/01/38	558,512
42,458	i	FHLMC	4.708	07/01/38	45,549
121,594		FHLMC	5.000	10/01/39	130,709
210,861	i	FHLMC	3.619	06/01/40	222,403

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$748,878	i	FHLMC	3.018%	01/01/41	$785,279
2,318,680	i	FHLMC	3.467	08/01/41	2,434,087
601		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	08/01/12	601
50,706		FGLMC	4.500	05/01/13	51,210
71,444		FGLMC	5.000	07/01/14	76,409
7,333		FGLMC	7.500	01/01/16	7,475
66		FGLMC	7.500	05/01/16	71
108		FGLMC	7.500	06/01/16	116
32,771		FGLMC	5.500	05/01/17	35,544
64,769		FGLMC	5.500	06/01/17	69,839
40,593		FGLMC	5.000	12/01/17	43,592
33,027		FGLMC	5.500	12/01/17	35,595
51,741		FGLMC	5.000	03/01/18	55,438
163,593		FGLMC	5.000	04/01/18	175,243
152,992		FGLMC	4.500	06/01/18	163,615
310,183		FGLMC	4.500	09/01/18	336,181
277,097		FGLMC	4.000	11/01/18	294,824
357,179		FGLMC	4.500	01/01/19	388,901
55,972		FGLMC	4.000	05/01/19	59,728
443,320		FGLMC	4.500	05/01/19	473,826
996,710		FGLMC	4.500	06/01/19	1,065,298
253,515		FGLMC	4.000	10/01/19	270,524
100,391		FGLMC	5.500	11/01/19	109,891
658,081		FGLMC	4.500	12/01/19	703,366
146,010		FGLMC	4.500	01/01/20	156,058
63,324		FGLMC	4.500	02/01/20	68,632
3,470,372		FGLMC	4.500	02/01/20	3,714,607
649,260		FGLMC	5.000	05/01/20	701,076
663,556		FGLMC	5.000	05/01/20	712,572
56,017		FGLMC	4.500	07/01/20	60,597
642,128		FGLMC	5.000	07/01/20	689,561
7,834		FGLMC	7.000	10/01/20	9,154
55,397		FGLMC	5.000	12/01/20	59,489
1,264,645		FGLMC	4.500	06/01/21	1,350,880
711,018		FGLMC	4.500	06/01/21	759,502
566,058		FGLMC	5.000	07/01/21	608,492
82,234		FGLMC	5.500	07/01/21	89,733
55,810		FGLMC	5.000	10/01/22	59,828
44,123		FGLMC	6.000	11/01/22	48,478
419,375		FGLMC	5.000	04/01/23	448,912
32,311		FGLMC	4.500	05/01/23	34,383
644,114		FGLMC	4.500	05/01/23	685,419
317,382		FGLMC	5.000	05/01/23	341,174
556,096		FGLMC	5.500	05/01/23	606,810
94,882		FGLMC	5.000	10/01/23	101,564
69,876		FGLMC	5.500	10/01/23	76,689
64,458		FGLMC	5.000	11/01/23	70,479
138,648		FGLMC	5.000	03/01/24	151,598
40,435		FGLMC	4.500	04/01/24	42,996
17,988		FGLMC	4.500	05/01/24	19,127
116,579		FGLMC	4.500	06/01/24	123,964
518,560		FGLMC	4.000	07/01/24	548,330

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$337,977		FGLMC	5.500%	07/01/24	$369,962
1,171,655		FGLMC	4.000	08/01/24	1,238,918
71,977		FGLMC	4.500	09/01/24	76,537
33,640		FGLMC	4.500	09/01/24	35,770
178,146		FGLMC	4.500	09/01/24	189,430
32,499		FGLMC	5.500	09/01/24	35,647
1,340,907		FGLMC	4.000	10/01/24	1,417,887
87,050		FGLMC	4.500	10/01/24	94,259
40,680		FGLMC	4.500	10/01/24	43,257
51,694		FGLMC	4.500	11/01/24	54,968
85,697		FGLMC	4.500	12/01/24	91,125
399,858		FGLMC	5.500	12/01/24	436,324
68,604		FGLMC	4.500	02/01/25	72,961
1,843,779		FGLMC	4.000	03/01/25	1,949,628
48,143		FGLMC	4.500	06/01/25	51,192
85,056		FGLMC	4.500	07/01/25	90,458
1,109,247		FGLMC	4.000	10/01/25	1,172,927
2,656,596		FGLMC	3.500	11/01/25	2,795,867
1,689,252		FGLMC	3.500	11/01/25	1,777,811
723,399		FGLMC	3.500	12/01/25	761,322
421,398		FGLMC	3.000	01/01/26	441,534
522,455		FGLMC	4.000	04/01/26	553,102
918,323		FGLMC	4.000	05/01/26	972,190
214,390		FGLMC	5.500	07/01/26	234,222
2,842,567		FGLMC	4.000	08/01/26	3,009,308
25,807		FGLMC	6.000	08/01/26	28,339
752,709		FGLMC	3.000	09/01/26	788,678
3,439,390		FGLMC	3.500	10/01/26	3,619,698
109,306		FGLMC	5.000	10/01/26	119,242
35,858		FGLMC	5.500	10/01/26	39,175
9,705,649		FGLMC	3.000	02/01/27	10,169,440
4,977,363	m	FGLMC	2.500	05/01/27	5,127,328
370,728		FGLMC	6.000	12/01/27	406,862
639,842		FGLMC	5.000	03/01/28	687,707
57,439		FGLMC	5.500	05/01/28	62,501
463		FGLMC	6.500	10/01/28	530
493,249		FGLMC	5.500	01/01/29	537,027
8,516		FGLMC	6.500	01/01/29	9,743
118,316		FGLMC	4.000	02/01/29	127,436
2,376		FGLMC	6.500	03/01/29	2,718
270,653		FGLMC	4.500	04/01/29	289,346
67,318		FGLMC	6.500	05/01/29	77,019
18,568		FGLMC	6.500	07/01/29	21,244
104,848		FGLMC	5.000	12/01/29	113,002
168,813		FGLMC	4.000	08/01/30	181,826
840,970		FGLMC	4.500	01/01/31	902,734
1,521		FGLMC	8.000	01/01/31	1,869
845,647		FGLMC	4.000	03/01/31	910,830
106,537		FGLMC	4.000	05/01/31	114,748
850,615		FGLMC	4.500	05/01/31	935,713
376,903		FGLMC	4.000	06/01/31	405,955
1,213,328		FGLMC	4.000	08/01/31	1,306,851

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$915,303	FGLMC	4.000%	09/01/31	$985,854
15,895	FGLMC	6.500	09/01/31	18,107
25,941	FGLMC	8.000	09/01/31	32,180
457,000	FGLMC	3.500	11/01/31	483,534
154,540	FGLMC	7.000	12/01/31	184,125
77,730	FGLMC	6.500	01/01/32	88,542
196,494	FGLMC	6.000	02/01/32	220,313
4,949,615	FGLMC	3.000	03/01/32	5,135,092
63,749	FGLMC	7.000	04/01/32	75,953
55,435	FGLMC	6.500	05/01/32	63,423
72,471	FGLMC	5.500	11/01/32	79,515
75,749	FGLMC	6.000	02/01/33	84,932
308,952	FGLMC	5.000	03/01/33	334,285
147,754	FGLMC	6.000	03/01/33	165,664
54,214	FGLMC	6.000	03/01/33	60,786
388,729	FGLMC	6.000	03/01/33	435,850
135,900	FGLMC	5.000	04/01/33	147,043
31,851	FGLMC	6.000	04/01/33	35,712
1,878,762	FGLMC	5.000	06/01/33	2,030,628
741,337	FGLMC	5.500	06/01/33	812,464
272,142	FGLMC	4.500	07/01/33	291,364
380,170	FGLMC	5.000	08/01/33	414,490
41,389	FGLMC	5.000	08/01/33	44,783
66,568	FGLMC	6.500	08/01/33	75,828
679,725	FGLMC	5.000	09/01/33	756,169
221,318	FGLMC	5.500	09/01/33	244,972
291,658	FGLMC	5.500	09/01/33	322,831
165,349	FGLMC	5.500	09/01/33	181,214
262,429	FGLMC	5.500	09/01/33	292,610
127,300	FGLMC	4.000	10/01/33	135,819
74,610	FGLMC	5.000	10/01/33	80,727
373,945	FGLMC	5.500	10/01/33	413,912
544,965	FGLMC	5.500	12/01/33	597,932
146,068	FGLMC	5.500	12/01/33	160,082
1,161,050	FGLMC	7.000	12/01/33	1,383,323
1,369,557	FGLMC	5.000	01/01/34	1,481,852
35,768	FGLMC	5.500	02/01/34	39,200
212,209	FGLMC	5.000	03/01/34	229,376
232,024	FGLMC	5.500	03/01/34	255,732
469,111	FGLMC	5.000	05/01/34	507,062
229,808	FGLMC	4.500	06/01/34	246,039
759,378	FGLMC	5.000	06/01/34	820,811
142,531	FGLMC	5.500	06/01/34	156,028
90,418	FGLMC	6.000	06/01/34	101,378
279,098	FGLMC	6.000	09/01/34	309,179
46,201	FGLMC	5.000	11/01/34	49,795
2,336,688	FGLMC	5.500	11/01/34	2,557,956
1,289,659	FGLMC	5.000	12/01/34	1,393,993
217,837	FGLMC	5.500	12/01/34	238,737
96,199	FGLMC	5.500	12/01/34	105,379
15,289	FGLMC	5.500	01/01/35	16,737
110,357	FGLMC	5.500	01/01/35	120,807

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$24,842		FGLMC	5.500%	01/01/35	$27,195
668,576		FGLMC	4.500	04/01/35	715,798
240,762	i	FGLMC	4.988	04/01/35	257,896
76,370		FGLMC	6.000	05/01/35	84,147
454,065		FGLMC	6.000	05/01/35	503,713
470,405		FGLMC	7.000	05/01/35	560,460
154,008		FGLMC	5.500	06/01/35	168,592
90,189		FGLMC	5.500	06/01/35	98,729
2,793,482		FGLMC	5.000	07/01/35	3,011,181
126,181		FGLMC	5.000	07/01/35	136,015
83,115		FGLMC	6.000	07/01/35	91,579
136,356		FGLMC	5.000	08/01/35	146,983
58,960		FGLMC	5.500	08/01/35	64,500
240,522		FGLMC	6.000	08/01/35	265,018
65,221		FGLMC	4.500	09/01/35	69,777
491,899		FGLMC	5.000	10/01/35	538,319
508,143		FGLMC	5.000	10/01/35	547,743
117,168		FGLMC	5.000	10/01/35	126,299
2,068,272		FGLMC	5.500	10/01/35	2,266,708
77,061		FGLMC	5.000	12/01/35	83,066
419,879		FGLMC	5.000	12/01/35	452,600
176,020		FGLMC	6.000	01/01/36	193,451
141,423		FGLMC	5.000	02/01/36	152,445
69,086		FGLMC	5.000	02/01/36	74,470
91,712		FGLMC	6.000	02/01/36	101,052
849,552		FGLMC	5.500	04/01/36	933,662
90,763		FGLMC	5.500	05/01/36	99,357
33,452		FGLMC	6.500	05/01/36	37,562
3,404,018		FGLMC	6.000	06/01/36	3,741,118
550,089		FGLMC	5.000	07/01/36	592,013
365,629		FGLMC	6.000	07/01/36	405,036
111,961		FGLMC	6.000	08/01/36	123,048
91,506		FGLMC	6.000	09/01/36	101,569
230,988		FGLMC	6.500	10/01/36	259,366
150,476		FGLMC	5.500	11/01/36	164,020
352,173		FGLMC	6.000	11/01/36	387,048
1,908,207		FGLMC	6.000	12/01/36	2,097,177
227,122	i	FGLMC	5.822	01/01/37	246,457
853,317		FGLMC	6.000	03/01/37	937,821
208,273		FGLMC	6.500	03/01/37	234,772
1,182,570		FGLMC	5.500	04/01/37	1,286,791
883,113	i	FGLMC	5.638	04/01/37	956,722
154,093		FGLMC	5.000	05/01/37	165,644
82,876		FGLMC	5.000	06/01/37	89,089
624,951		FGLMC	5.500	06/01/37	680,028
588,874	i	FGLMC	5.595	06/01/37	634,695
2,267,399		FGLMC	6.000	07/01/37	2,488,397
461,011		FGLMC	6.000	08/01/37	510,814
193,780		FGLMC	6.000	09/01/37	214,968
2,342,768		FGLMC	5.500	10/01/37	2,567,540
105,170		FGLMC	6.000	11/01/37	115,420
770,867		FGLMC	6.500	11/01/37	865,573

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$331,693		FGLMC	6.000%	01/01/38	$364,022
1,399,776		FGLMC	6.000	02/01/38	1,536,209
130,591		FGLMC	6.000	02/01/38	143,319
1,158,329		FGLMC	5.000	03/01/38	1,245,160
110,553		FGLMC	5.000	04/01/38	122,468
1,372,882		FGLMC	5.000	04/01/38	1,505,400
2,422,116		FGLMC	5.500	04/01/38	2,648,446
573,647		FGLMC	5.500	05/01/38	623,665
207,365	i	FGLMC	4.819	06/01/38	222,237
63,642		FGLMC	5.500	06/01/38	69,191
183,037		FGLMC	6.000	07/01/38	200,877
210,022		FGLMC	5.500	08/01/38	229,647
743,893		FGLMC	5.500	08/01/38	810,847
253,077		FGLMC	5.000	09/01/38	272,048
899,322		FGLMC	5.500	09/01/38	983,638
3,469,560		FGLMC	5.500	09/01/38	3,772,081
40,253		FGLMC	5.500	10/01/38	43,763
1,335,577		FGLMC	6.000	11/01/38	1,465,752
74,937		FGLMC	4.500	02/01/39	80,066
3,460,332		FGLMC	5.000	02/01/39	3,719,727
241,345		FGLMC	5.500	02/01/39	262,389
49,134		FGLMC	4.500	03/01/39	52,497
875,627		FGLMC	5.000	03/01/39	960,146
203,788		FGLMC	6.000	03/01/39	223,651
136,415		FGLMC	4.500	04/01/39	149,703
6,556,499		FGLMC	4.500	04/01/39	7,134,326
2,499,378		FGLMC	4.000	05/01/39	2,654,149
614,872		FGLMC	4.500	05/01/39	672,135
4,893,886		FGLMC	4.500	05/01/39	5,228,838
1,304,285		FGLMC	4.500	05/01/39	1,393,554
52,135		FGLMC	4.500	05/01/39	55,703
948,484		FGLMC	5.000	05/01/39	1,020,770
2,245,676		FGLMC	4.000	06/01/39	2,384,736
532,027		FGLMC	4.500	06/01/39	568,441
215,087		FGLMC	5.000	06/01/39	235,848
113,919		FGLMC	5.500	06/01/39	123,851
2,820,451		FGLMC	4.000	07/01/39	2,995,103
90,259		FGLMC	4.500	07/01/39	96,437
178,366		FGLMC	4.500	07/01/39	190,574
1,210,793		FGLMC	4.500	07/01/39	1,293,663
656,660		FGLMC	5.000	07/01/39	705,885
1,854,920		FGLMC	5.500	07/01/39	2,018,395
87,527		FGLMC	4.500	08/01/39	93,517
244,145		FGLMC	5.000	08/01/39	262,447
813,132		FGLMC	4.000	09/01/39	863,484
1,553,906		FGLMC	5.000	09/01/39	1,703,896
39,547		FGLMC	5.500	09/01/39	43,082
4,745,313		FGLMC	6.500	09/01/39	5,328,301
772,923		FGLMC	4.500	10/01/39	825,824
246,432		FGLMC	4.500	10/01/39	271,230
189,912		FGLMC	4.500	10/01/39	209,023
135,922		FGLMC	4.000	11/01/39	144,338

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$617,394		FGLMC	4.500%	11/01/39	$659,651
69,396		FGLMC	5.000	11/01/39	74,598
185,166		FGLMC	5.000	11/01/39	199,047
1,916,426		FGLMC	4.500	12/01/39	2,094,904
1,090,435		FGLMC	4.500	12/01/39	1,165,068
587,603		FGLMC	4.500	12/01/39	642,327
443,267		FGLMC	4.500	12/01/39	473,606
1,420,168		FGLMC	5.500	12/01/39	1,545,328
1,250,905		FGLMC	4.500	01/01/40	1,336,521
70,893		FGLMC	5.000	01/01/40	77,736
253,387		FGLMC	5.500	01/01/40	275,481
580,688		FGLMC	5.500	03/01/40	631,864
139,346		FGLMC	4.500	04/01/40	152,324
831,355		FGLMC	4.500	04/01/40	889,295
1,136,013		FGLMC	5.000	04/01/40	1,232,813
470,700		FGLMC	5.000	04/01/40	510,104
13,876,722		FGLMC	4.500	05/01/40	14,826,485
7,600,502		FGLMC	5.000	05/01/40	8,236,758
28,078		FGLMC	4.500	06/01/40	30,035
4,348,254	h	FGLMC	5.500	06/01/40	4,753,073
824,352	i	FGLMC	3.354	07/01/40	867,249
130,222		FGLMC	4.500	08/01/40	139,297
1,183,563		FGLMC	5.000	08/01/40	1,282,642
232,603		FGLMC	5.000	08/01/40	252,075
2,314,312		FGLMC	5.000	08/01/40	2,521,988
1,716,175		FGLMC	4.000	09/01/40	1,823,519
6,339,536		FGLMC	4.000	12/01/40	6,799,460
1,673,266		FGLMC	3.500	01/01/41	1,757,344
542,604		FGLMC	3.500	01/01/41	569,869
1,354,241		FGLMC	4.000	01/01/41	1,438,947
1,158,531		FGLMC	3.500	02/01/41	1,216,744
1,862,407		FGLMC	4.000	02/01/41	1,980,062
5,650,210		FGLMC	4.000	02/01/41	6,003,622
7,584,841		FGLMC	4.000	04/01/41	8,064,002
1,919,181		FGLMC	4.500	04/01/41	2,055,933
455,441		FGLMC	5.000	04/01/41	494,136
162,210	i	FGLMC	2.590	05/01/41	169,182
2,755,071		FGLMC	4.500	06/01/41	2,951,385
857,545	i	FGLMC	2.890	09/01/41	897,624
220,832	i	FGLMC	3.059	10/01/41	231,454
4,152,384		FGLMC	3.500	10/01/41	4,361,033
4,312,137		FGLMC	5.000	10/01/41	4,691,273
4,954,722		FGLMC	3.500	04/01/42	5,203,686
9,000,000	h	FGLMC	4.000	05/01/42	9,652,937
1,983,186		FGLMC	4.500	05/01/41	2,124,499
1,890		Federal National Mortgage Association (FNMA)	5.000	06/01/13	1,965
544,630		FNMA	4.440	07/01/13	555,658
982		FNMA	6.000	09/01/13	995
586,195		FNMA	4.754	10/01/13	585,976
809		FNMA	6.500	12/01/13	830
472,290		FNMA	4.778	02/01/14	490,882
686,406		FNMA	4.640	11/01/14	731,368

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$352,246	FNMA	4.870%	03/01/16	$357,687
66,254	FNMA	6.000	04/01/16	71,581
68,533	FNMA	5.500	09/01/16	74,473
5,729	FNMA	6.500	10/01/16	6,150
44,522	FNMA	6.500	11/01/16	47,796
31,021	FNMA	6.500	04/01/17	33,710
26,654	FNMA	6.000	05/01/17	29,322
149,078	FNMA	5.000	09/01/17	161,412
25,378	FNMA	6.000	11/01/17	27,332
1,762,450	FNMA	5.000	12/01/17	1,908,270
275,531	FNMA	5.000	12/01/17	298,328
20,719	FNMA	5.000	12/01/17	22,433
2,392,463	FNMA	5.000	01/01/18	2,590,409
2,216,909	FNMA	4.500	02/01/18	2,387,131
300,800	FNMA	4.500	04/01/18	323,896
60,889	FNMA	5.000	04/01/18	65,927
40,758	FNMA	5.500	04/01/18	44,661
454,085	FNMA	5.500	04/01/18	497,419
25,103	FNMA	5.500	05/01/18	27,507
643,162	FNMA	4.500	06/01/18	692,547
978,110	FNMA	4.000	08/01/18	1,047,864
84,566	FNMA	4.000	08/01/18	90,596
256,451	FNMA	4.500	09/01/18	276,142
177,021	FNMA	4.500	10/01/18	190,614
455,955	FNMA	5.000	11/01/18	493,680
10,153	FNMA	5.000	01/01/19	10,993
24,090	FNMA	6.000	01/01/19	26,487
55,421	FNMA	4.500	05/01/19	59,642
142,860	FNMA	4.500	06/01/19	153,740
23,620	FNMA	4.500	06/01/19	25,419
161,366	FNMA	5.000	07/01/19	174,717
647,675	FNMA	5.000	10/01/19	701,262
99,775	FNMA	4.500	11/01/19	107,374
83,793	FNMA	4.500	12/01/19	90,174
99,818	FNMA	5.000	03/01/20	108,077
31,959	FNMA	5.000	04/01/20	34,608
67,497	FNMA	4.500	06/01/20	72,470
47,380	FNMA	4.500	09/01/20	50,988
48,009	FNMA	4.500	10/01/20	51,635
69,562	FNMA	4.500	11/01/20	74,860
183,807	FNMA	5.000	12/01/20	199,043
437,758	FNMA	5.500	01/01/21	475,704
158,397	FNMA	5.000	03/01/21	171,503
1,094,839	FNMA	6.000	04/01/21	1,188,178
123,492	FNMA	5.500	08/01/21	135,046
34,093	FNMA	6.000	08/01/21	37,484
22,096	FNMA	5.000	10/01/21	23,928
55,319	FNMA	5.000	11/01/21	59,896
28,563	FNMA	5.500	11/01/21	31,235
69,044	FNMA	5.500	10/01/22	75,503
27,625	FNMA	6.000	10/01/22	30,372
21,841	FNMA	5.000	03/01/23	23,587

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$78,018	FNMA	4.500%	04/01/23	$83,691
622,332	FNMA	4.500	06/01/23	667,588
52,753	FNMA	5.000	06/01/23	56,912
48,777	FNMA	5.500	06/01/23	53,655
550,443	FNMA	5.000	07/01/23	593,835
260,768	FNMA	5.000	07/01/23	281,324
61,928	FNMA	5.500	08/01/23	67,722
90,303	FNMA	5.000	11/01/23	99,281
31,150	FNMA	5.500	11/01/23	34,123
1,287,610	FNMA	5.500	01/01/24	1,408,075
78,666	FNMA	5.500	02/01/24	86,681
550,107	FNMA	4.000	03/01/24	585,384
38,727	FNMA	4.500	04/01/24	41,537
878,188	FNMA	4.000	05/01/24	934,504
2,279,086	FNMA	4.000	05/01/24	2,425,238
47,485	FNMA	4.000	06/01/24	50,530
52,335	FNMA	4.500	07/01/24	57,237
44,262	FNMA	5.500	07/01/24	48,716
671	FNMA	8.000	07/01/24	804
265,118	FNMA	4.500	08/01/24	284,357
1,026,110	FNMA	4.000	09/01/24	1,091,912
213,530	FNMA	4.000	09/01/24	227,223
143,509	FNMA	4.500	09/01/24	153,923
118,377	FNMA	5.000	01/01/25	129,923
251,040	FNMA	4.500	02/01/25	269,257
39,048	FNMA	4.500	03/01/25	41,882
1,713,326	FNMA	4.500	03/01/25	1,837,653
539,913	FNMA	5.000	03/01/25	592,578
1,483,964	FNMA	4.500	04/01/25	1,591,648
438,881	FNMA	4.500	04/01/25	470,728
1,834,189	FNMA	4.000	06/01/25	1,951,810
1,623,718	FNMA	4.500	06/01/25	1,741,542
666,270	FNMA	4.000	08/01/25	708,996
237,622	FNMA	5.500	08/01/25	260,643
2,854,267	FNMA	3.500	09/01/25	3,019,064
3,156,212	FNMA	4.000	09/01/25	3,358,611
3,960,573	FNMA	3.500	10/01/25	4,189,244
1,161,589	FNMA	5.000	10/01/25	1,270,538
2,041,781	FNMA	4.000	11/01/25	2,172,715
2,836,937	FNMA	3.500	12/01/25	3,000,733
717,597	FNMA	4.000	03/01/26	764,062
1,845,938	FNMA	4.000	06/01/26	1,965,466
1,497,928	FNMA	3.500	08/01/26	1,584,414
1,276,231	FNMA	3.500	09/01/26	1,349,917
780,756	FNMA	4.000	09/01/26	831,312
2,024,777	FNMA	3.500	10/01/26	2,141,682
46,106	FNMA	6.000	10/01/26	50,780
2,358,519	FNMA	3.000	11/01/26	2,474,094
3,497,263	FNMA	3.000	04/01/27	3,670,279
5,593,897	FNMA	3.000	04/01/27	5,870,638
2,464,406	FNMA	3.500	05/01/27	2,606,694
2,489,112	FNMA	2.500	06/01/27	2,569,552

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,984,709		FNMA	3.000%	06/01/27	$5,231,312
437,889		FNMA	6.000	08/01/27	482,005
169,623		FNMA	5.500	09/01/27	185,421
22,078		FNMA	5.500	01/01/28	24,135
18,704		FNMA	5.000	02/01/28	20,412
965,645	h	FNMA	5.000	05/01/28	1,047,766
106,302		FNMA	5.500	06/01/28	116,136
18,643		FNMA	5.500	11/01/28	20,368
59		FNMA	7.500	01/01/29	71
144,605		FNMA	4.000	03/01/29	155,728
632,932		FNMA	4.500	04/01/29	680,702
1,106		FNMA	6.500	04/01/29	1,271
354,136		FNMA	4.000	05/01/29	381,378
232,860		FNMA	4.500	06/01/29	250,289
58,159		FNMA	4.000	07/01/29	62,632
3,710		FNMA	7.500	07/01/29	3,870
329		FNMA	7.500	07/01/29	330
1,101,180		FNMA	4.500	08/01/29	1,183,603
169,308		FNMA	4.500	09/01/29	181,980
84,722		FNMA	4.500	11/01/29	91,064
52,409		FNMA	4.500	01/01/30	56,332
160,215		FNMA	4.000	03/01/30	172,539
62,431		FNMA	4.500	05/01/30	67,377
82,414		FNMA	4.500	06/01/30	88,943
731,688		FNMA	4.500	08/01/30	789,656
164,991		FNMA	4.000	09/01/30	177,682
896,795		FNMA	4.000	10/01/30	965,779
1,149,207		FNMA	4.000	11/01/30	1,237,608
284,392		FNMA	4.500	12/01/30	306,923
342,168		FNMA	3.500	02/01/31	362,048
425,463		FNMA	4.000	02/01/31	458,191
296		FNMA	7.500	02/01/31	315
2,545		FNMA	7.500	03/01/31	3,108
883,334		FNMA	3.500	04/01/31	934,654
120,587		FNMA	4.000	04/01/31	129,863
16,256		FNMA	6.000	05/01/31	18,305
1,406		FNMA	7.500	05/01/31	1,540
2,803,333	h	FNMA	4.500	07/01/31	3,139,520
644,359		FNMA	4.500	07/01/31	711,387
4,240,608	h	FNMA	4.000	08/01/31	4,566,810
288,862		FNMA	4.000	09/01/31	311,082
1,710		FNMA	6.500	09/01/31	1,958
128,934		FNMA	6.000	11/01/31	145,188
15,266		FNMA	6.500	11/01/31	17,474
1,449,400		FNMA	3.500	01/01/32	1,533,608
52,586		FNMA	6.000	01/01/32	59,215
27,925		FNMA	6.000	01/01/32	31,470
35,040		FNMA	6.000	02/01/32	39,458
101,225		FNMA	6.500	04/01/32	116,858
259,080		FNMA	6.500	07/01/32	296,557
25,614		FNMA	6.500	08/01/32	29,320
370,153		FNMA	6.000	09/01/32	416,815

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$35,682	FNMA	7.500%	09/01/32	$43,680
313,072	FNMA	5.500	10/01/32	344,381
93,153	FNMA	6.000	10/01/32	104,896
78,598	FNMA	6.000	11/01/32	88,506
17,621	FNMA	5.500	12/01/32	19,383
128,688	FNMA	5.500	12/01/32	141,557
140,339	FNMA	6.000	12/01/32	158,030
745,646	FNMA	5.500	01/01/33	820,214
1,658,228	FNMA	6.000	01/01/33	1,849,728
44,778	FNMA	5.000	02/01/33	48,726
873,098	FNMA	5.000	02/01/33	950,077
33,707	FNMA	6.000	04/01/33	37,956
5,847,813	FNMA	5.500	05/01/33	6,428,970
320,944	FNMA	5.000	06/01/33	348,788
643,188	FNMA	5.500	06/01/33	707,108
89,498	FNMA	4.500	07/01/33	96,323
352,391	FNMA	5.000	07/01/33	383,461
275,771	FNMA	4.500	08/01/33	296,800
510,988	FNMA	4.500	08/01/33	549,953
176,681	FNMA	5.000	08/01/33	192,259
445,066	FNMA	5.500	09/01/33	491,522
195,454	FNMA	5.500	09/01/33	215,856
90,868	FNMA	6.000	09/01/33	102,322
921,262	FNMA	4.500	10/01/33	991,514
136,457	FNMA	5.000	10/01/33	148,489
180,250	FNMA	5.000	10/01/33	196,142
2,132,089	FNMA	5.500	10/01/33	2,384,619
1,157,915	FNMA	5.500	10/01/33	1,286,377
76,005	FNMA	4.500	11/01/33	81,801
3,951,465	FNMA	5.000	11/01/33	4,299,858
150,354	FNMA	5.000	11/01/33	163,610
1,447,755	FNMA	5.000	12/01/33	1,575,401
1,352,560	FNMA	5.500	12/01/33	1,502,617
493,243	FNMA	5.000	02/01/34	536,732
1,753,495	FNMA	6.000	02/01/34	1,974,543
46,217	FNMA	5.000	03/01/34	50,291
153,811	FNMA	5.000	03/01/34	167,372
73,700	FNMA	5.000	03/01/34	80,198
54,189	FNMA	5.000	03/01/34	58,966
3,030,756	FNMA	5.000	03/01/34	3,297,972
124,127	FNMA	5.000	03/01/34	135,071
446,217	FNMA	5.000	04/01/34	485,280
472,772	FNMA	5.500	04/01/34	519,756
43,053	FNMA	4.500	05/01/34	46,336
213,187	FNMA	4.500	05/01/34	229,311
102,341	FNMA	5.500	07/01/34	112,448
148,646	FNMA	5.500	07/01/34	163,325
107,042	FNMA	7.000	07/01/34	127,179
162,045	FNMA	5.000	08/01/34	176,743
1,321,547	FNMA	5.000	08/01/34	1,435,053
620,694	FNMA	6.000	08/01/34	698,940
116,466	FNMA	6.000	08/01/34	131,148

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$74,848		FNMA	4.500%	09/01/34	$80,509
2,631,151		FNMA	5.500	09/01/34	2,890,991
22,004		FNMA	5.500	11/01/34	24,177
179,334		FNMA	6.000	11/01/34	200,147
40,259		FNMA	5.000	12/01/34	43,809
26,657		FNMA	5.500	12/01/34	29,290
61,889		FNMA	6.000	12/01/34	69,381
3,498,398		FNMA	4.500	01/01/35	3,765,170
338,967		FNMA	5.500	01/01/35	374,137
340,085		FNMA	5.500	02/01/35	373,670
8,140,891		FNMA	5.500	02/01/35	8,949,936
2,090,804		FNMA	5.500	04/01/35	2,322,763
313,818		FNMA	6.000	04/01/35	350,240
265,516		FNMA	6.000	04/01/35	298,426
322,791		FNMA	5.500	05/01/35	355,425
429,842		FNMA	6.000	05/01/35	478,924
143,715		FNMA	5.000	06/01/35	156,741
8,206		FNMA	7.500	06/01/35	9,114
14,409	i	FNMA	4.619	07/01/35	15,513
334,162		FNMA	5.000	07/01/35	368,742
849,245		FNMA	4.500	08/01/35	912,412
616,056		FNMA	5.000	08/01/35	668,448
1,405,177		FNMA	5.000	08/01/35	1,524,678
42,528		FNMA	4.500	09/01/35	45,691
40,974		FNMA	4.500	09/01/35	44,098
85,954		FNMA	5.500	09/01/35	94,496
1,202,645		FNMA	5.000	10/01/35	1,304,922
1,286,041		FNMA	5.500	10/01/35	1,426,186
90,742		FNMA	5.000	11/01/35	97,807
1,784,665		FNMA	5.500	11/01/35	1,957,564
27,745		FNMA	4.500	12/01/35	29,808
139,996		FNMA	5.500	12/01/35	153,557
835,321		FNMA	6.000	12/01/35	924,177
402,900	i	FNMA	2.696	02/01/36	429,719
80,944		FNMA	5.000	02/01/36	86,690
48,707		FNMA	5.000	02/01/36	52,164
3,515,202		FNMA	5.000	02/01/36	3,822,827
289,417		FNMA	6.500	02/01/36	328,298
2,267,020		FNMA	6.000	03/01/36	2,498,253
43,182		FNMA	5.000	05/01/36	46,787
2,271,333		FNMA	6.000	06/01/36	2,530,688
206,166	i	FNMA	2.385	07/01/36	216,542
176,668		FNMA	6.000	07/01/36	195,295
1,269,718		FNMA	6.500	07/01/36	1,433,550
2,863,142		FNMA	5.500	08/01/36	3,127,998
892,715		FNMA	6.500	08/01/36	1,021,850
89,242		FNMA	5.500	09/01/36	98,055
211,470		FNMA	6.500	09/01/36	240,276
97,672		FNMA	6.500	09/01/36	110,274
292,648		FNMA	6.000	10/01/36	322,498
117,271		FNMA	6.500	11/01/36	132,403
50,690	i	FNMA	5.667	12/01/36	54,231

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$894,495		FNMA	6.000%	12/01/36	$985,733
85,747	i	FNMA	2.785	01/01/37	91,807
356,745		FNMA	5.500	01/01/37	389,746
12,073	i	FNMA	2.256	02/01/37	12,758
67,044		FNMA	6.000	02/01/37	73,883
62,425		FNMA	7.000	02/01/37	72,655
19,765	i	FNMA	2.798	03/01/37	21,168
13,479		FNMA	5.000	03/01/37	14,591
261,525		FNMA	6.500	03/01/37	295,269
702,642		FNMA	6.500	03/01/37	798,355
22,938	i	FNMA	5.543	04/01/37	24,791
371,578		FNMA	7.000	04/01/37	432,473
1,011,405		FNMA	5.000	05/01/37	1,094,889
36,904		FNMA	7.000	05/01/37	42,952
128,945	i	FNMA	5.264	06/01/37	139,065
279,371		FNMA	5.500	06/01/37	304,865
165,416		FNMA	5.500	08/01/37	181,751
107,504		FNMA	6.000	08/01/37	118,536
147,621		FNMA	6.500	08/01/37	167,868
542,914		FNMA	6.500	08/01/37	616,868
241,345		FNMA	5.500	09/01/37	268,121
336,665		FNMA	6.000	09/01/37	376,791
736,954		FNMA	6.000	09/01/37	824,789
356,746		FNMA	6.000	09/01/37	393,134
277,822		FNMA	6.000	09/01/37	310,934
520,767		FNMA	6.000	09/01/37	582,835
85,977		FNMA	6.500	09/01/37	97,334
484,428		FNMA	6.500	09/01/37	550,416
709,445	i	FNMA	5.890	10/01/37	753,759
180,499		FNMA	6.500	10/01/37	203,789
1,539,332		FNMA	5.500	11/01/37	1,679,804
3,731,131		FNMA	6.000	11/01/37	4,111,702
145,821		FNMA	7.000	11/01/37	169,719
68,658		FNMA	6.500	01/01/38	77,517
21,901		FNMA	6.500	01/01/38	24,727
1,107,778		FNMA	5.500	02/01/38	1,208,869
38,373		FNMA	6.500	02/01/38	43,713
138,393		FNMA	7.000	02/01/38	161,073
80,142		FNMA	5.000	03/01/38	86,758
117,650		FNMA	5.000	03/01/38	127,361
127,868	i	FNMA	5.043	03/01/38	136,432
179,381		FNMA	5.500	03/01/38	195,750
38,790		FNMA	6.000	03/01/38	43,425
130,549		FNMA	6.500	03/01/38	147,108
245,439		FNMA	6.500	03/01/38	276,571
96,359		FNMA	6.500	03/01/38	108,582
1,116,576		FNMA	6.500	03/01/38	1,258,205
82,731		FNMA	5.000	04/01/38	89,560
3,793,685		FNMA	5.500	04/01/38	4,139,879
2,326,198		FNMA	6.000	04/01/38	2,558,379
85,143		FNMA	4.500	05/01/38	91,370
2,184,187		FNMA	5.000	05/01/38	2,364,477

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$6,839,139		FNMA	5.000%	05/01/38	$7,437,858
2,408,277		FNMA	6.000	07/01/38	2,653,919
34,357	i	FNMA	4.800	08/01/38	36,778
18,738	i	FNMA	5.287	08/01/38	20,162
186,042	i	FNMA	4.916	10/01/38	200,165
31,705		FNMA	6.000	10/01/38	34,870
278,507		FNMA	5.500	11/01/38	303,922
51,482		FNMA	5.000	12/01/38	55,732
1,274,254		FNMA	4.500	01/01/39	1,367,441
1,816,407		FNMA	5.000	01/01/39	1,966,338
418,995		FNMA	5.000	01/01/39	453,580
4,391,523		FNMA	5.500	01/01/39	4,792,273
921,236		FNMA	5.500	01/01/39	1,005,303
307,379		FNMA	6.000	01/01/39	338,059
556,448		FNMA	6.000	01/01/39	611,988
3,139,198		FNMA	4.500	02/01/39	3,368,768
1,566,634		FNMA	4.500	02/01/39	1,681,203
1,837,114		FNMA	4.500	02/01/39	1,971,462
66,133		FNMA	5.500	02/01/39	72,168
2,724,999		FNMA	4.000	04/01/39	2,903,959
69,104		FNMA	5.500	04/01/39	75,820
1,610,528		FNMA	4.500	05/01/39	1,728,307
217,029		FNMA	4.500	06/01/39	232,900
94,794	i	FNMA	3.962	07/01/39	100,492
718,567		FNMA	4.500	07/01/39	771,117
335,551		FNMA	4.500	07/01/39	360,090
67,648		FNMA	5.000	07/01/39	73,893
127,611	i	FNMA	3.568	08/01/39	134,953
500,088	i	FNMA	3.693	08/01/39	529,195
7,907,116		FNMA	4.000	08/01/39	8,426,404
1,110,697		FNMA	4.000	08/01/39	1,183,640
3,978,692		FNMA	4.500	08/01/39	4,365,393
2,094,559		FNMA	4.500	08/01/39	2,247,734
73,532		FNMA	4.500	08/01/39	81,230
70,188		FNMA	5.000	08/01/39	75,981
7,148,195		FNMA	5.000	08/01/39	7,738,230
2,614,830		FNMA	4.000	09/01/39	2,786,555
172,058		FNMA	5.000	09/01/39	186,260
855,512		FNMA	5.500	09/01/39	944,811
4,871,493	h	FNMA	6.500	10/01/39	5,500,063
112,945		FNMA	5.000	11/01/39	124,632
3,490,595		FNMA	4.000	12/01/39	3,719,835
12,970,802		FNMA	4.500	12/01/39	13,919,362
274,119		FNMA	4.500	12/01/39	301,018
1,019,129		FNMA	4.500	12/01/39	1,093,658
151,334	i	FNMA	3.691	01/01/40	160,047
182,177		FNMA	4.500	01/01/40	195,500
246,189		FNMA	5.000	01/01/40	268,916
3,073,817		FNMA	6.000	02/01/40	3,384,814
964,576		FNMA	4.500	03/01/40	1,038,130
2,486,179		FNMA	4.500	03/01/40	2,667,994
110,030		FNMA	5.000	03/01/40	119,663

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$103,288		FNMA	4.500%	04/01/40	$111,164
3,730,958		FNMA	5.000	04/01/40	4,038,923
4,045,290		FNMA	5.000	04/01/40	4,399,427
650,667	i	FNMA	3.503	05/01/40	686,096
745,785	i	FNMA	3.602	05/01/40	785,961
1,248,868	i	FNMA	3.715	05/01/40	1,318,944
83,887		FNMA	4.500	05/01/40	92,040
365,435		FNMA	4.500	07/01/40	393,302
300,218		FNMA	4.500	07/01/40	323,112
297,038		FNMA	5.000	07/01/40	323,042
211,032	i	FNMA	3.518	08/01/40	221,338
2,715,198		FNMA	4.500	08/01/40	2,913,760
2,720,688		FNMA	5.000	08/01/40	2,958,866
4,789,072		FNMA	4.500	09/01/40	5,154,265
2,302,549		FNMA	4.500	09/01/40	2,478,131
8,549,587	h	FNMA	6.000	09/01/40	9,421,635
785,416		FNMA	3.500	10/01/40	826,383
3,660,351		FNMA	4.000	10/01/40	3,901,883
5,586,087		FNMA	4.500	10/01/40	6,012,056
4,781,521		FNMA	3.500	11/01/40	5,030,928
3,887,308		FNMA	4.000	11/01/40	4,143,816
6,986,435		FNMA	4.000	11/01/40	7,447,442
5,416,805		FNMA	4.000	11/01/40	5,774,238
601,416		FNMA	4.500	11/01/40	652,623
1,222,968	i	FNMA	3.264	12/01/40	1,284,085
1,576,613		FNMA	4.000	12/01/40	1,680,648
8,170,779		FNMA	4.500	12/01/40	8,793,845
179,413		FNMA	3.500	01/01/41	188,771
509,099	i	FNMA	3.156	02/01/41	533,094
1,095,378		FNMA	3.500	02/01/41	1,152,513
4,868,805		FNMA	4.000	03/01/41	5,190,079
3,904,890		FNMA	4.500	04/01/41	4,202,658
1,248,951		FNMA	4.500	05/01/41	1,346,532
4,432,818		FNMA	4.500	06/01/41	4,779,155
1,357,623	i	FNMA	3.239	07/01/41	1,427,093
11,058,252		FNMA	4.000	09/01/41	11,791,398
6,220,578		FNMA	4.500	09/01/41	6,706,594
2,654,676	i	FNMA	2.934	10/01/41	2,784,503
496,602	i	FNMA	3.153	10/01/41	521,455
2,620,764		FNMA	3.500	11/01/41	2,757,464
3,760,569		FNMA	4.000	12/01/41	4,009,889
6,443,217	m	FNMA	3.500	03/01/42	6,795,407
3,232,076		FNMA	3.500	04/01/42	3,427,933
17,000,000	h	FNMA	3.500	06/01/42	17,929,230
22,834		Government National Mortgage Association (GNMA)	5.000	02/15/18	24,563
78,335		GNMA	4.500	02/15/19	84,937
35,264		GNMA	4.500	01/20/24	38,076
185,252		GNMA	4.000	04/15/24	199,795
24,680		GNMA	4.500	07/15/24	26,671
600,449		GNMA	4.000	08/15/24	647,586
168,521		GNMA	4.500	08/15/24	182,119
530,828		GNMA	4.000	09/15/24	572,499

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$66,225		GNMA	4.500%	01/15/25	$71,548
543,222		GNMA	4.000	08/15/25	585,866
301,490		GNMA	3.500	03/15/26	322,383
432,907		GNMA	4.000	04/15/26	466,891
344,380		GNMA	4.000	06/20/26	365,737
507,557		GNMA	3.500	11/20/26	542,818
1,920,805		GNMA	3.000	12/15/26	2,034,739
4,876,813	h	GNMA	2.500	04/20/27	5,064,896
2,072		GNMA	6.500	09/15/28	2,421
11,033		GNMA	6.500	09/15/28	12,868
5,388		GNMA	6.500	11/15/28	6,296
1,372		GNMA	7.500	11/15/28	1,593
9,677		GNMA	8.500	10/15/30	10,560
7,034		GNMA	8.500	10/20/30	8,816
1,079		GNMA	8.500	12/15/30	1,352
1,335		GNMA	7.000	06/20/31	1,613
1,087		GNMA	6.500	07/15/31	1,263
5,829		GNMA	7.000	07/15/31	7,046
3,932		GNMA	7.000	07/15/31	4,752
5,204		GNMA	7.500	02/15/32	5,372
596,854		GNMA	6.000	10/15/32	677,284
97,238		GNMA	5.500	12/20/32	108,663
196,014		GNMA	5.500	05/15/33	218,922
37,491		GNMA	5.000	07/15/33	41,566
170,882		GNMA	5.500	07/15/33	190,853
32,721		GNMA	5.000	07/20/33	36,376
204,478		GNMA	5.000	08/15/33	226,834
76,919		GNMA	5.000	08/15/33	85,641
444,518		GNMA	5.500	09/15/33	497,858
407,111		GNMA	6.000	11/20/33	460,415
179,910		GNMA	5.500	05/20/34	201,048
273,271		GNMA	6.000	09/20/34	308,217
26,630		GNMA	5.000	10/20/34	29,630
732,009		GNMA	5.500	11/15/34	816,415
218,209		GNMA	6.500	01/15/35	251,464
139,993		GNMA	5.500	02/20/35	156,267
2,996,529		GNMA	5.000	03/20/35	3,334,091
942,363		GNMA	5.000	04/15/35	1,044,411
1,001,372		GNMA	5.500	05/20/35	1,115,899
42,541		GNMA	5.000	09/20/35	47,254
33,682		GNMA	5.000	11/15/35	37,175
45,780		GNMA	5.000	11/15/35	50,528
330,596		GNMA	5.500	02/20/36	368,406
36,963		GNMA	5.500	03/15/36	41,236
121,965		GNMA	5.500	05/20/36	135,609
30,610		GNMA	6.500	06/15/36	35,154
1,208,218	h	GNMA	5.500	06/20/36	1,343,380
51,039		GNMA	5.000	09/15/36	56,380
59,692		GNMA	6.000	09/15/36	67,083
104,062		GNMA	6.000	10/20/36	116,988
53,752		GNMA	5.000	12/15/36	59,322
66,528		GNMA	5.500	01/15/37	73,867

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$57,467		GNMA	6.000%	01/20/37	$64,605
1,926,569		GNMA	5.500	02/15/37	2,139,083
190,414		GNMA	6.000	02/20/37	214,066
1,409,610		GNMA	6.000	04/15/37	1,585,433
30,922		GNMA	6.500	04/15/37	35,513
801,621		GNMA	6.000	04/20/37	899,064
102,686		GNMA	6.000	06/15/37	115,401
118,397		GNMA	6.000	08/20/37	132,789
86,502		GNMA	6.500	08/20/37	99,021
440,610		GNMA	6.500	11/20/37	504,375
465,758		GNMA	6.000	12/15/37	523,428
36,844		GNMA	5.000	02/20/38	40,718
1,142,404		GNMA	5.000	04/15/38	1,257,666
40,614		GNMA	5.500	05/20/38	45,107
118,025		GNMA	5.500	06/15/38	131,671
340,892		GNMA	6.000	06/20/38	382,330
993,007		GNMA	5.500	07/15/38	1,102,543
626,412		GNMA	5.500	07/20/38	695,705
95,668		GNMA	5.500	08/15/38	106,221
534,823		GNMA	6.000	08/15/38	601,045
1,240,511		GNMA	6.000	08/15/38	1,394,111
304,045		GNMA	6.000	08/20/38	341,004
252,535		GNMA	5.000	10/15/38	278,015
43,748		GNMA	5.500	10/15/38	48,998
60,186		GNMA	6.500	10/20/38	68,971
45,229		GNMA	6.500	10/20/38	51,775
25,095		GNMA	5.500	11/15/38	27,863
169,596		GNMA	6.500	11/20/38	194,141
1,670,865		GNMA	6.000	12/15/38	1,877,751
21,200		GNMA	6.500	12/15/38	24,315
111,046		GNMA	5.000	01/15/39	122,372
453,709		GNMA	6.500	01/20/39	519,370
252,587		GNMA	5.000	02/15/39	278,348
74,611		GNMA	6.000	02/15/39	83,850
1,992,710		GNMA	4.500	03/15/39	2,182,629
340,627		GNMA	4.500	03/15/39	373,091
67,646		GNMA	4.500	03/20/39	74,559
66,589	i	GNMA	5.000	03/20/39	70,802
896,956		GNMA	5.500	03/20/39	996,177
145,017		GNMA	4.500	04/15/39	158,838
1,489,888		GNMA	5.500	04/15/39	1,662,148
42,141		GNMA	5.000	04/20/39	46,572
190,620		GNMA	4.000	05/15/39	208,831
4,106,781		GNMA	4.500	05/15/39	4,498,187
2,410,726	h	GNMA	5.000	05/15/39	2,656,591
167,696		GNMA	4.000	05/20/39	183,180
530,792		GNMA	4.500	05/20/39	585,039
57,630		GNMA	4.500	06/15/39	63,122
7,862,148		GNMA	4.500	06/15/39	8,611,466
5,262,543		GNMA	5.000	06/15/39	5,828,039
4,405,620		GNMA	5.000	06/15/39	4,879,034
97,070		GNMA	5.000	06/15/39	106,970

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$196,546		GNMA	5.000%	06/15/39	$216,484
87,283		GNMA	5.000	06/15/39	96,185
82,893		GNMA	4.000	06/20/39	90,547
61,696		GNMA	5.000	06/20/39	68,183
222,494		GNMA	4.500	07/15/39	243,699
126,834		GNMA	4.500	07/15/39	138,922
81,875		GNMA	5.000	07/15/39	90,226
931,216		GNMA	4.500	07/20/39	1,026,385
862,536		GNMA	5.000	07/20/39	953,232
77,727		GNMA	5.500	07/20/39	86,325
351,470		GNMA	4.000	08/15/39	385,048
1,537,015		GNMA	5.000	08/15/39	1,693,773
98,322		GNMA	5.500	08/15/39	109,167
175,023		GNMA	6.000	08/15/39	196,694
218,028		GNMA	4.000	08/20/39	238,159
251,624		GNMA	5.000	08/20/39	278,712
148,229		GNMA	5.000	09/15/39	163,347
338,636		GNMA	5.000	09/20/39	374,244
98,023		GNMA	4.500	10/15/39	107,365
48,621		GNMA	5.000	10/15/39	53,580
91,909		GNMA	4.500	10/20/39	101,117
128,096		GNMA	4.500	11/15/39	141,425
132,450		GNMA	4.500	11/20/39	145,927
163,819		GNMA	5.000	11/20/39	181,505
224,672		GNMA	4.500	12/15/39	246,085
5,153,998		GNMA	4.500	12/15/39	5,645,210
128,568		GNMA	4.500	12/20/39	141,650
5,005,173		GNMA	5.000	12/20/39	5,545,548
4,268,709		GNMA	4.500	01/20/40	4,703,055
63,333		GNMA	5.500	01/20/40	70,339
2,981,938		GNMA	5.500	02/15/40	3,310,867
252,178		GNMA	4.000	03/15/40	276,237
82,150		GNMA	5.000	03/15/40	90,696
76,528		GNMA	4.500	04/15/40	83,942
1,452,883		GNMA	5.000	04/15/40	1,604,011
189,554		GNMA	4.500	04/20/40	209,446
34,681		GNMA	4.500	05/15/40	38,041
878,009		GNMA	5.000	05/15/40	969,339
1,794,258	i	GNMA	3.000	05/20/40	1,886,106
40,410		GNMA	4.500	05/20/40	44,651
102,097		GNMA	4.500	06/15/40	111,987
13,956,434		GNMA	4.500	06/15/40	15,372,846
94,129		GNMA	4.500	06/15/40	103,247
907,411		GNMA	5.000	06/20/40	1,005,378
563,862		GNMA	4.500	07/15/40	618,483
2,322,603		GNMA	4.500	07/15/40	2,547,593
6,486,103		GNMA	4.500	07/20/40	7,166,761
202,350		GNMA	5.000	07/20/40	224,378
1,367,451		GNMA	4.000	08/15/40	1,498,088
4,200,184		GNMA	4.000	08/15/40	4,601,442
361,927		GNMA	4.500	08/15/40	399,588
506,581		GNMA	4.500	08/20/40	559,742

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$384,966		GNMA	4.500%	09/20/40	$425,364
115,666		GNMA	5.500	09/20/40	128,461
174,927		GNMA	6.500	09/20/40	201,445
103,568		GNMA	4.000	10/15/40	113,632
418,173		GNMA	6.000	10/20/40	471,357
1,168,399		GNMA	4.000	11/15/40	1,280,020
4,394,411		GNMA	4.000	11/20/40	4,808,399
1,142,572		GNMA	3.500	12/15/40	1,225,439
1,966,242		GNMA	5.500	12/20/40	2,183,464
4,464,646		GNMA	4.000	01/15/41	4,888,843
5,643,134		GNMA	4.000	01/20/41	6,174,762
1,131,287		GNMA	4.000	02/15/41	1,237,595
3,850,737		GNMA	4.500	02/20/41	4,252,781
2,244,710		GNMA	4.500	03/15/41	2,460,693
5,172,622		GNMA	4.500	04/20/41	5,712,682
1,092,921		GNMA	5.000	04/20/41	1,211,600
587,364	i	GNMA	4.000	06/20/41	625,838
1,368,462		GNMA	4.000	07/15/41	1,497,058
1,806,876		GNMA	4.000	07/20/41	1,977,099
5,968,319		GNMA	4.500	07/20/41	6,572,357
5,876,069		GNMA	5.000	07/20/41	6,491,595
1,855,408		GNMA	4.500	08/15/41	2,029,922
2,885,793		GNMA	5.000	08/20/41	3,199,157
315,134	i	GNMA	3.000	09/20/41	332,210
544,554		GNMA	4.000	10/15/41	595,726
802,857	i	GNMA	2.500	10/20/41	837,381
525,540	i	GNMA	3.500	10/20/41	558,519
9,871,460		GNMA	4.000	10/20/41	10,801,405
1,717,837		GNMA	5.500	10/20/41	1,907,863
2,427,818		GNMA	3.500	11/15/41	2,600,865
6,437,011	h	GNMA	5.000	11/20/41	7,126,179
4,930,140		GNMA	3.500	01/20/42	5,276,736
2,456,154	i	GNMA	3.000	02/20/42	2,591,926
2,482,261		GNMA	3.500	03/20/42	2,656,768
4,984,235		GNMA	3.500	05/20/42	5,342,423
1,329,695		GNMA	6.500	01/15/44	1,457,754

		TOTAL MORTGAGE BACKED			1,008,938,416

MUNICIPAL BONDS - 1.0%
300,000		American Municipal Power-Ohio, Inc	7.834	02/15/41	415,872
500,000		American Municipal Power-Ohio, Inc	6.270	02/15/50	575,310
500,000		Bay Area Toll Authority	6.263	04/01/49	666,555
200,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	251,746
150,000		Colorado Bridge Enterprise	6.078	12/01/40	194,766
200,000		Commonwealth of Massachusetts	4.200	12/01/21	226,166
500,000		Commonwealth of Massachusetts	5.731	06/01/40	657,575
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	223,400
200,000		County of Clark NV	6.820	07/01/45	273,710
200,000		District of Columbia	5.591	12/01/34	250,030
100,000		East Baton Rouge Sewerage Commission	6.087	02/01/45	111,959
400,000		Government Development Bank for Puerto Rico	3.670	05/01/14	407,056
500,000		Government Development Bank for Puerto Rico	4.375	02/01/19	508,700

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Kentucky Asset Liability Commission	3.165%	04/01/18	$103,320
30,000		Los Angeles Unified School District	5.750	07/01/34	35,170
100,000		Massachusetts School Building Authority	5.715	08/15/39	128,456
100,000		Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	114,899
940,000		Metropolitan Transportation Authority	6.648	11/15/39	1,184,926
250,000		Municipal Electric Authority of Georgia	6.637	04/01/57	290,050
500,000		Municipal Electric Authority of Georgia	6.655	04/01/57	573,080
972,000		New Jersey Economic Development Authority	7.425	02/15/29	1,191,672
35,000		New Jersey State Turnpike Authority	7.414	01/01/40	51,018
800,000		New Jersey Transportation Trust Fund Authority	5.754	12/15/28	936,272
1,100,000		New York City Municipal Water Finance Authority	5.790	06/15/41	1,230,955
600,000		New York State Dormitory Authority	5.289	03/15/33	698,280
130,000		New York State Dormitory Authority	5.628	03/15/39	158,531
400,000		New York State Urban Development Corp	5.838	03/15/40	493,772
100,000		Ohio State University	4.910	06/01/40	120,056
250,000		Oregon School Boards Association	5.680	06/30/28	297,678
100,000		Oregon State Department of Transportation	5.834	11/15/34	128,456
200,000		Port Authority of New York & New Jersey	6.040	12/01/29	256,460
		Salt River Project Agricultural Improvement & Power
100,000		District	4.839	01/01/41	116,032
800,000		Santa Clara Valley Transportation Authority	5.876	04/01/32	982,664
300,000		State of California	5.750	03/01/17	346,716
100,000		State of California	6.200	10/01/19	117,868
100,000		State of California	5.700	11/01/21	113,849
100,000	i	State of California	5.650	04/01/39	103,602
285,000		State of California	7.550	04/01/39	366,487
2,900,000		State of California	7.300	10/01/39	3,600,147
1,740,000		State of California	7.625	03/01/40	2,249,542
300,000		State of Connecticut	5.090	10/01/30	339,624
250,000		State of Connecticut	5.850	03/15/32	313,190
100,000		State of Illinois	4.511	03/01/15	105,927
400,000		State of Illinois	4.961	03/01/16	430,400
2,200,000		State of Illinois	5.100	06/01/33	2,079,440
1,295,000		State of Illinois	6.725	04/01/35	1,420,757
300,000		State of Oregon	5.762	06/01/23	378,312
100,000		State of Texas	4.631	04/01/33	114,677
50,000		State of Texas	5.517	04/01/39	65,094
1,000,000		State of Texas	4.681	04/01/40	1,170,100
100,000		State of Utah	3.539	07/01/25	109,618
200,000		State of Washington	5.090	08/01/33	234,854
200,000		State Public School Building Authority	5.000	09/15/27	222,806
2,000,000		Tennessee Valley Authority	4.500	04/01/18	2,358,726
750,000		Tennessee Valley Authority	3.875	02/15/21	866,497
500,000		Tennessee Valley Authority	5.880	04/01/36	696,092
1,000,000		Tennessee Valley Authority	4.625	09/15/60	1,213,235
200,000		University of California	5.770	05/15/43	245,442
100,000		University of Pennsylvania	4.674	09/01/12	114,848
700,000		University of Texas	4.794	08/15/46	836,311
150,000		Virginia Commonwealth Transportation Board	5.350	05/15/35	181,755

		TOTAL MUNICIPAL BONDS			34,250,508

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

U.S. TREASURY SECURITIES - 36.8%
$1,500,000	United States Treasury Bond	6.375%	08/15/27	$2,310,234
26,060,000	United States Treasury Bond	5.250	02/15/29	36,760,887
23,829,000	United States Treasury Bond	5.375	02/15/31	34,723,333
3,144,000	United States Treasury Bond	4.375	02/15/38	4,171,695
4,733,000	United States Treasury Bond	3.500	02/15/39	5,476,971
241,000	United States Treasury Bond	4.500	08/15/39	327,007
850,000	United States Treasury Bond	4.375	11/15/39	1,132,226
915,000	United States Treasury Bond	4.625	02/15/40	1,265,702
3,380,000	United States Treasury Bond	4.375	05/15/40	4,504,377
12,585,000	United States Treasury Bond	3.875	08/15/40	15,493,318
11,185,000	United States Treasury Bond	4.250	11/15/40	14,631,378
5,075,000	United States Treasury Bond	4.750	02/15/41	7,168,437
26,350,000	United States Treasury Bond	4.375	05/15/41	35,193,719
10,000,000	United States Treasury Bond	3.750	08/15/41	12,059,380
2,300,000	United States Treasury Bond	3.125	11/15/41	2,472,500
3,550,000	United States Treasury Bond	3.125	02/15/42	3,812,920
9,000,000	United States Treasury Bond	3.000	05/15/42	9,426,096
11,155,000	United States Treasury Note	0.750	08/15/13	11,214,702
22,139,000	United States Treasury Note	4.250	08/15/13	23,124,872
66,000,000	United States Treasury Note	0.125	08/31/13	65,889,120
2,045,000	United States Treasury Note	3.125	08/31/13	2,112,661
9,575,000	United States Treasury Note	0.750	09/15/13	9,629,233
6,550,000	United States Treasury Note	0.125	09/30/13	6,537,463
196,000	United States Treasury Note	3.125	09/30/13	202,921
13,700,000	United States Treasury Note	0.250	10/31/13	13,693,575
2,710,000	United States Treasury Note	2.750	10/31/13	2,798,181
1,000,000	United States Treasury Note	0.250	11/30/13	999,336
8,284,000	United States Treasury Note	2.000	11/30/13	8,483,007
683,000	United States Treasury Note	1.500	12/31/13	695,112
37,000,000	United States Treasury Note	0.250	01/31/14	36,966,774
49,000,000	United States Treasury Note	0.250	02/28/14	48,950,216
36,150,000	United States Treasury Note	1.250	03/15/14	36,719,073
10,000,000	United States Treasury Note	0.250	03/31/14	9,988,280
18,000,000	United States Treasury Note	0.250	04/30/14	17,978,202
4,693,000	United States Treasury Note	1.875	04/30/14	4,824,991
750,000	United States Treasury Note	4.750	05/15/14	811,758
15,000,000	United States Treasury Note	0.250	05/31/14	14,981,250
11,198,000	United States Treasury Note	2.250	05/31/14	11,605,674
15,000,000	United States Treasury Note	0.250	06/30/14	14,981,250
6,784,000	United States Treasury Note	2.625	06/30/14	7,094,578
185,000	United States Treasury Note	2.625	07/31/14	193,715
117,000	United States Treasury Note	4.250	08/15/14	126,625
5,583,000	United States Treasury Note	2.375	08/31/14	5,826,385
14,000,000	United States Treasury Note	0.250	09/15/14	13,969,368
4,910,000	United States Treasury Note	2.375	09/30/14	5,134,019
9,860,000	United States Treasury Note	2.375	10/31/14	10,319,101
16,000,000	United States Treasury Note	0.375	11/15/14	16,008,752
1,280,000	United States Treasury Note	2.125	11/30/14	1,333,900
9,000,000	United States Treasury Note	0.250	12/15/14	8,976,798
6,310,000	United States Treasury Note	2.250	01/31/15	6,611,694
5,000,000	United States Treasury Note	0.375	03/15/15	4,996,875
100	United States Treasury Note	2.500	03/31/15	106

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$7,170,000	United States Treasury Note	2.500%	04/30/15	$7,589,560
1,240,000	United States Treasury Note	2.125	05/31/15	1,300,837
3,120,000	United States Treasury Note	1.875	06/30/15	3,253,087
6,895,000	United States Treasury Note	1.750	07/31/15	7,168,104
1,775,000	United States Treasury Note	4.250	08/15/15	1,983,009
11,340,000	United States Treasury Note	1.250	08/31/15	11,622,615
18,805,000	United States Treasury Note	1.250	09/30/15	19,269,258
27,300,000	United States Treasury Note	1.250	10/31/15	27,980,371
23,550,000	United States Treasury Note	1.375	11/30/15	24,243,618
5,000,000	United States Treasury Note	2.125	12/31/15	5,278,125
5,400,000	United States Treasury Note	2.000	01/31/16	5,681,815
10,650,000	United States Treasury Note	2.125	02/29/16	11,263,206
250,000	United States Treasury Note	2.625	02/29/16	269,043
9,000,000	United States Treasury Note	2.250	03/31/16	9,570,942
14,000,000	United States Treasury Note	2.000	04/30/16	14,765,632
164,000	United States Treasury Note	5.125	05/15/16	192,508
11,250,000	United States Treasury Note	1.750	05/31/16	11,763,281
5,000,000	United States Treasury Note	1.500	06/30/16	5,179,690
10,750,000	United States Treasury Note	1.500	07/31/16	11,137,172
970,000	United States Treasury Note	3.250	07/31/16	1,073,593
14,000,000	United States Treasury Note	1.000	08/31/16	14,219,842
14,200,000	United States Treasury Note	1.000	09/30/16	14,420,767
23,050,000	United States Treasury Note	1.000	10/31/16	23,401,144
173,000	United States Treasury Note	4.625	11/15/16	202,478
278,400	United States Treasury Note	7.500	11/15/16	360,093
15,250,000	United States Treasury Note	0.875	11/30/16	15,401,311
4,000,000	United States Treasury Note	0.875	12/31/16	4,035,936
50,300,000	United States Treasury Note	0.875	01/31/17	50,736,202
16,250,000	United States Treasury Note	0.875	02/28/17	16,390,920
220,000	United States Treasury Note	3.000	02/28/17	243,151
21,300,000	United States Treasury Note	1.000	03/31/17	21,592,875
16,500,000	United States Treasury Note	0.875	04/30/17	16,625,037
160,000	United States Treasury Note	8.750	05/15/17	221,337
30,400,000	United States Treasury Note	0.625	05/31/17	30,259,886
30,000,000	United States Treasury Note	0.750	06/30/17	30,030,480
139,200	United States Treasury Note	8.875	08/15/17	195,881
8,414,000	United States Treasury Note	4.250	11/15/17	9,923,261
8,044,000	United States Treasury Note	2.750	12/31/17	8,864,110
8,127,000	United States Treasury Note	2.625	01/31/18	8,906,688
6,172,000	United States Treasury Note	2.625	04/30/18	6,773,289
6,266,000	United States Treasury Note	3.875	05/15/18	7,335,625
7,862,000	United States Treasury Note	2.375	05/31/18	8,517,990
13,065,000	United States Treasury Note	2.250	07/31/18	14,064,263
13,350,000	United States Treasury Note	1.500	08/31/18	13,774,490
1,681,000	United States Treasury Note	9.000	11/15/18	2,518,874
2,802,400	United States Treasury Note	2.750	02/15/19	3,110,008
151,300	United States Treasury Note	8.125	08/15/19	224,456
1,377,000	United States Treasury Note	3.625	02/15/20	1,619,804
1,132,000	United States Treasury Note	3.500	05/15/20	1,322,672
7,342,000	United States Treasury Note	2.625	08/15/20	8,080,216
5,650,000	United States Treasury Note	2.625	11/15/20	6,210,147
5,900,000	United States Treasury Note	3.625	02/15/21	6,965,687

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$375,700		United States Treasury Note	7.875%	02/15/21	$574,704
125,000		United States Treasury Note	8.125	05/15/21	194,990
27,610,000		United States Treasury Note	2.125	08/15/21	29,020,705
122,000		United States Treasury Note	8.125	08/15/21	191,616
6,070,000		United States Treasury Note	2.000	11/15/21	6,293,358
13,379,100		United States Treasury Note	8.000	11/15/21	21,003,100
10,500,000		United States Treasury Note	2.000	02/15/22	10,853,556
11,250,000		United States Treasury Note	1.750	05/15/22	11,341,406

		TOTAL U.S. TREASURY SECURITIES			1,221,317,568

		TOTAL GOVERNMENT BONDS			2,506,879,616
		(Cost $2,436,876,861)

STRUCTURED ASSETS - 2.1%

ASSET BACKED - 0.2%
1,190,000		Ally Auto Receivables Trust	1.180	04/15/15	1,196,353
		Series - 2011 2 (Class A3)
340,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	355,435
		Series - 2010 1 (Class C)
590,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	612,215
		Series - 2010 3 (Class C)
500,000		AmeriCredit Automobile Receivables Trust	2.670	01/08/18	508,755
		Series - 2012 1 (Class C)
850,000		Capital One Multi-Asset Execution Trust	5.050	12/17/18	970,531
		Series - 2006 A3 (Class A3)
500,000		Capital One Multi-Asset Execution Trust	5.750	07/15/20	607,229
		Series - 2007 A7 (Class A7)
600,000		Centerpoint Energy Transistion	3.460	08/15/19	659,114
		Series - 0 1 (Class A2)
600,000		CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	618,706
		Series - 2012 1 (Class A2)
195,566	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	43,617
		Series - 2004 2 (Class 1B)
500,000		Chase Issuance Trust	5.120	10/15/14	507,009
		Series - 2007 A17 (Class A)
135,000		CitiBank Credit Card Issuance Trust	4.900	06/23/16	146,309
		Series - 2009 A4 (Class A4)
750,000		CitiBank Credit Card Issuance Trust	5.650	09/20/19	907,664
		Series - 2007 A8 (Class A8)
375,000		Detroit Edison Securitization Funding LLC	6.620	03/01/16	418,102
		Series - 2001 1 (Class A6)
100,000		Discover Card Master Trust	5.650	03/16/20	121,071
		Series - 2007 A1 (Class A1)
400,000		Nissan Auto Receivables Owner Trust	1.000	07/16/18	402,177
		Series - 2012 A (Class A4)
31,050	i	Residential Asset Securities Corp	6.489	10/25/30	28,479
		Series - 2001 KS2 (Class AI6)
15,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	13,018
		Series - 2006 HI1 (Class M2)
15,000	g	Vornado DP LLC	4.004	09/13/28	16,335
		Series - 2010 VNO (Class A2FX)

		TOTAL ASSET BACKED			8,132,119

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

OTHER MORTGAGE BACKED - 1.9%
$1,000,000	i	Banc of America Commercial Mortgage, Inc	5.246%	11/10/42	$1,036,501
		Series - 2005 1 (Class A4)
105,000	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	118,546
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	499,821
		Series - 2006 6 (Class A4)
397,681		Banc of America Commercial Mortgage, Inc	5.379	09/10/47	417,549
		Series - 2006 5 (Class AAB)
285,000		Banc of America Commercial Mortgage, Inc	5.449	01/15/49	300,315
		Series - 2007 1 (Class A3)
325,000	i	Banc of America Commercial Mortgage, Inc	5.805	06/10/49	332,822
		Series - 2007 3 (Class A3)
1,350,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.366	09/10/47	1,509,457
		Series - 2005 6 (Class A4)
475,000		Banc of America Merrill Lynch Commercial Mortgage, Inc	5.620	02/10/51	505,538
		Series - 2007 5 (Class A3)
320,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	361,457
		Series - 2006 PW14 (Class A4)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.619	03/11/39	314,649
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.906	06/11/40	228,680
		Series - 2007 PW16 (Class A4)
355,000		Bear Stearns Commercial Mortgage Securities	4.674	06/11/41	385,042
		Series - 2005 PWR8 (Class A4)
103,750	i	Bear Stearns Commercial Mortgage Securities	5.286	06/11/41	106,764
		Series - 2004 PWR4 (Class A2)
625,000	i	Bear Stearns Commercial Mortgage Securities	5.468	06/11/41	667,167
		Series - 2004 PWR4 (Class A3)
825,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	883,164
		Series - 2006 PW13 (Class AM)
495,000		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	565,616
		Series - 2006 T24 (Class A4)
660,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	703,493
		Series - 2004 T16 (Class A6)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,151,698
		Series - 2007 PW17 (Class A4)
600,000	i	Citigroup Commercial Mortgage Trust	5.534	04/15/40	640,033
		Series - 2004 C1 (Class A4)
550,000		Citigroup Commercial Mortgage Trust	4.733	10/15/41	587,176
		Series - 2004 C2 (Class A5)
122,777		Citigroup Commercial Mortgage Trust	5.205	12/11/49	124,819
		Series - 2007 CD4 (Class A2B)
585,000		Citigroup, Inc	5.322	12/11/49	649,770
		Series - 2007 CD4 (Class A4)
550,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.394	07/15/44	536,295
		Series - 2005 CD1 (Class AJ)
525,000	i	Commercial Mortgage Pass Through Certificates	5.941	06/10/46	591,137
		Series - 2006 C7 (Class A4)
255,000	i	Commercial Mortgage Pass Through Certificates	5.811	12/10/49	297,138
		Series - 2007 C9 (Class A4)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$302,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.253%	08/15/36	$309,969
		Series - 2003 C4 (Class B)
2,789,000		Credit Suisse First Boston Mortgage Securities Corp	4.829	11/15/37	2,987,836
		Series - 2004 C5 (Class A4)
132,447		Credit Suisse Mortgage Capital Certificates	5.439	09/15/39	134,260
		Series - 2006 C4 (Class AAB)
190,000		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	210,359
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,057,068
		Series - 2006 C4 (Class AM)
250,000	i	CS First Boston Mortgage Securities Corp	5.416	05/15/36	266,003
		Series - 2004 C2 (Class A2)
290,336		CS First Boston Mortgage Securities Corp	3.936	05/15/38	294,665
		Series - 2003 C3 (Class A5)
290,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	294,785
		Series - 2003 C3 (Class B)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	223,524
		Series - 2005 C5 (Class AJ)
625,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	689,116
		Series - 2005 C5 (Class A4)
278,178	i	GE Capital Commercial Mortgage Corp	5.454	11/10/45	295,551
		Series - 2005 C4 (Class ASB)
1,000,000	i	GE Capital Commercial Mortgage Corp	5.486	11/10/45	1,117,959
		Series - 2005 C4 (Class A4)
330,000		GMAC Commercial Mortgage Securities, Inc	5.023	04/10/40	342,359
		Series - 2003 C3 (Class A4)
180,000	i	Greenwich Capital Commercial Funding Corp	5.317	06/10/36	190,768
		Series - 0 GG1 (Class A7)
1,835,000	i	Greenwich Capital Commercial Funding Corp	5.224	04/10/37	2,005,365
		Series - 2005 GG5 (Class A5)
600,000	i	Greenwich Capital Commercial Funding Corp	5.277	04/10/37	590,696
		Series - 2005 GG5 (Class AM)
725,000	i	Greenwich Capital Commercial Funding Corp	6.071	07/10/38	826,375
		Series - 2006 GG7 (Class A4)
550,000		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	610,131
		Series - 2007 GG9 (Class A4)
610,000		Greenwich Capital Commercial Funding Corp	5.475	03/10/39	605,327
		Series - 2007 GG9 (Class AM)
1,825,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	2,029,528
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.622	04/10/38	753,072
		Series - 2006 GG6 (Class AM)
503,047		GS Mortgage Securities Corp II	5.535	11/10/39	528,438
		Series - 2006 GG8 (Class AAB)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,533,608
		Series - 2006 GG8 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	103,283
		Series - 2009 IWST (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	530,685
		Series - 2004 LN2 (Class A2)
125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	139,899
		Series - 2006 CB17 (Class A4)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.362%	12/15/44	$1,118,720
		Series - 2005 LDP5 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.064	04/15/45	215,777
		Series - 2006 LDP7 (Class AM)
2,315,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.447	05/15/45	2,411,128
		Series - 2006 LDP8 (Class A3B)
625,314		JP Morgan Chase Commercial Mortgage Securities Corp	5.134	05/15/47	653,932
		Series - 2006 LDP9 (Class A2)
1,480,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,637,392
		Series - 2006 LDP9 (Class A3)
950,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	1,072,117
		Series - 2007 CB18 (Class A4)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.009	06/15/49	479,556
		Series - 2007 LD11 (Class A3)
360,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.009	06/15/49	395,209
		Series - 2007 LD11 (Class A4)
400,000	i	LB-UBS Commercial Mortgage Trust	5.020	08/15/29	427,246
		Series - 2004 C6 (Class A6)
545,000		LB-UBS Commercial Mortgage Trust	4.742	02/15/30	586,684
		Series - 2005 C1 (Class A4)
415,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	455,890
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.156	02/15/31	423,308
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	141,988
		Series - 2006 C6 (Class A4)
1,405,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,585,134
		Series - 2007 C1 (Class A4)
970,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	1,082,777
		Series - 2007 C2 (Class A3)
875,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	867,080
		Series - 2005 C3 (Class AJ)
400,000	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	458,495
		Series - 2007 C7 (Class A3)
399,013	i	Merrill Lynch	5.382	07/12/46	415,395
		Series - 2006 3 (Class ASB)
425,000	i	Merrill Lynch	5.485	07/12/46	359,099
		Series - 2006 3 (Class AJ)
225,000	i	Merrill Lynch Mortgage Trust	5.390	11/12/37	216,462
		Series - 2005 CKI1 (Class AJ)
150,000	i	Merrill Lynch Mortgage Trust	5.390	11/12/37	167,264
		Series - 2005 CKI1 (Class A6)
290,000	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	312,448
		Series - 2005 CIP1 (Class AM)
327,268	i	Merrill Lynch Mortgage Trust	5.803	05/12/39	334,926
		Series - 2006 C1 (Class A2)
235,000	i	Merrill Lynch Mortgage Trust	5.848	05/12/39	266,862
		Series - 2006 C1 (Class A4)
450,000	i	Merrill Lynch Mortgage Trust	6.041	06/12/50	464,385
		Series - 2007 C1 (Class A3)
475,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.607	02/12/39	532,725
		Series - 2006 1 (Class A4)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$440,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.163%	08/12/49	$408,495
		Series - 2007 8 (Class AM)
150,000	i	Morgan Stanley Capital I	5.435	04/15/38	152,387
		Series - 2003 IQ5 (Class C)
375,000		Morgan Stanley Capital I	4.970	04/14/40	394,047
		Series - 2004 HQ4 (Class A7)
505,000	i	Morgan Stanley Capital I	5.270	06/13/41	537,376
		Series - 2004 T15 (Class A4)
1,255,000		Morgan Stanley Capital I	5.168	01/14/42	1,353,165
		Series - 2005 HQ5 (Class A4)
78,491		Morgan Stanley Capital I	6.231	01/11/43	79,100
		Series - 2008 T29 (Class A1)
590,000		Morgan Stanley Capital I	5.364	03/15/44	659,428
		Series - 2007 IQ13 (Class A4)
225,000	i	Morgan Stanley Capital I	5.731	07/12/44	256,314
		Series - 2006 HQ9 (Class A4)
750,000		Morgan Stanley Capital I	3.244	03/15/45	757,865
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,705,945
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	212,321
		Series - 2007 T25 (Class AM)
1,750,000		Morgan Stanley Capital I	5.809	12/12/49	2,024,167
		Series - 2007 IQ16 (Class A4)
245,000		Morgan Stanley Capital I	4.770	07/15/56	247,734
		Series - 0 IQ9 (Class AJ)
400,000		UBS-Citigroup Commercial Mortgage Trust	3.595	01/10/45	421,125
		Series - 2011 C1 (Class A3)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	107,911
		Series - 2007 C30 (Class A5)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.441	12/15/44	1,109,898
		Series - 2005 C22 (Class A4)
157,114		Wachovia Bank Commercial Mortgage Trust	5.576	03/15/45	161,694
		Series - 2006 C24 (Class APB)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	300,592
		Series - 2006 C28 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	6.097	02/15/51	222,198
		Series - 2007 C33 (Class A5)
525,000	i	Wachovia Bank Commercial Mortgage Trust	6.097	02/15/51	588,329
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED			61,967,366

		TOTAL STRUCTURED ASSETS			70,099,485
		(Cost $68,011,408)

		TOTAL BONDS			3,295,214,842
		(Cost $3,194,625,161)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.3%
TREASURY DEBT - 2.3%
$75,000,000	United States Treasury Bill	0.075%	09/13/12	$74,988,225

	TOTAL TREASURY DEBT			74,988,225

	TOTAL SHORT-TERM INVESTMENTS			74,988,225
	(Cost $74,988,438)

	TOTAL INVESTMENTS - 102.0%			3,370,203,067
	(Cost $3,269,613,599)

	OTHER ASSETS & LIABILITIES, NET - (2.0)%			(66,672,007)

	NET ASSETS - 100.0%			$3,303,531,060

Abbreviation(s):
	REIT	Real Estate Investment Trust

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2012, the aggregate value of these securities amounted to $8,842,110 or 0.3% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.1%

BANKERS’ ACCEPTANCES - 0.1%
$146,000		JPMorgan Chase Bank NA	0.220%	07/11/12	$145,991
173,000		JPMorgan Chase Bank NA	0.265	08/13/12	172,945
120,000		JPMorgan Chase Bank NA	0.270	08/27/12	119,949
203,000		JPMorgan Chase Bank NA	0.280	09/12/12	202,885
115,000		JPMorgan Chase Bank NA	0.270	09/13/12	114,936
384,000		JPMorgan Chase Bank NA	0.240	09/24/12	383,782
290,000		JPMorgan Chase Bank NA	0.270	09/26/12	289,811

		TOTAL BANKERS’ ACCEPTANCES			1,430,299

CERTIFICATE OF DEPOSIT - 4.9%
3,550,000		Bank of Montreal	0.190	07/03/12	3,550,000
3,000,000		Bank of Nova Scotia	0.340	12/11/12	3,000,000
5,000,000		Canadian Imperial Bank of Commerce	0.150	07/06/12	5,000,000
5,000,000		Standard Chartered Bank NY	0.510	10/17/12	5,000,299
10,000,000		Toronto-Dominion Bank	0.140	07/12/12	10,000,000
5,000,000		Toronto-Dominion Bank	0.180	07/27/12	5,000,000
5,000,000		Toronto-Dominion Bank	0.180	08/17/12	5,000,000
10,000,000		Toronto-Dominion Bank	0.190	09/10/12	10,000,000
5,000,000		Toronto-Dominion Bank	0.210	09/18/12	5,000,000

		TOTAL CERTIFICATE OF DEPOSIT			51,550,299

COMMERCIAL PAPER - 42.4%
500,000		Australia & New Zealand Banking Group Ltd	0.250	07/25/12	499,917
10,000,000		Australia & New Zealand Banking Group Ltd	0.230	09/17/12	9,995,016
950,000		Bank of Nova Scotia	0.190	07/02/12	949,995
5,700,000		Bank of Nova Scotia	0.150-0.175	07/05/12	5,699,901
2,600,000		Bank of Nova Scotia	0.220	07/17/12	2,599,746
1,600,000		Bank of Nova Scotia	0.180-0.370	07/24/12	1,599,706
890,000		Bank of Nova Scotia	0.235	08/03/12	889,808
3,480,000		Bank of Nova Scotia	0.330	08/14/12	3,478,596
3,835,000		Bank of Nova Scotia	0.170	08/15/12	3,834,185
3,000,000	y	Coca-Cola Co	0.165	07/06/12	2,999,931
10,000,000	y	Coca-Cola Co	0.180	07/09/12	9,999,600
2,530,000	y	Coca-Cola Co	0.170-0.200	08/01/12	2,529,582
2,870,000	y	Coca-Cola Co	0.160-0.230	08/13/12	2,869,262
3,000,000	y	Coca-Cola Co	0.210	08/17/12	2,999,177
3,200,000	y	Coca-Cola Co	0.175	08/22/12	3,199,191
2,500,000	y	Coca-Cola Co	0.170	08/24/12	2,499,363
2,000,000	y	Coca-Cola Co	0.200	09/13/12	1,999,178
2,820,000	y	Coca-Cola Co	0.215	10/02/12	2,818,434
2,360,000	y	Coca-Cola Co	0.215	10/03/12	2,358,675
750,000	y	Coca-Cola Co	0.235	10/16/12	749,476
265,000	y	Coca-Cola Co	0.255	11/05/12	264,762
1,800,000	y	Colgate-Palmolive Co	0.110	07/03/12	1,799,989

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$7,000,000	y	Commonwealth Bank of Australia	0.190%	07/24/12	$6,999,150
5,000,000	y	Commonwealth Bank of Australia	0.180	08/01/12	4,999,225
645,000	y	Commonwealth Bank of Australia	0.215	08/21/12	644,804
700,000	y	Commonwealth Bank of Australia	0.260	09/05/12	699,666
5,000,000	y	Commonwealth Bank of Australia	0.245	09/06/12	4,997,720
5,000,000	y	Commonwealth Bank of Australia	0.240	09/07/12	4,997,733
650,000	y	Commonwealth Bank of Australia	0.270	09/10/12	649,654
3,893,000	y	Fairway Finance LLC	0.170-0.180	07/10/12	3,892,832
1,160,000	y	Fairway Finance LLC	0.175	07/19/12	1,159,898
420,000	y	Fairway Finance LLC	0.190	07/24/12	419,949
5,000,000	y	Fairway Finance LLC	0.190	08/07/12	4,999,024
11,795,000	y	Fairway Finance LLC	0.185-0.195	08/16/12	11,792,189
4,715,000	y	Fairway Finance LLC	0.190	08/17/12	4,713,830
1,500,000		General Electric Capital Corp	0.150	07/16/12	1,499,906
6,000,000		General Electric Capital Corp	0.310	07/26/12	5,998,709
7,000,000		General Electric Capital Corp	0.230-0.310	07/30/12	6,998,445
4,270,000		General Electric Co	0.190	09/26/12	4,268,039
2,048,000		General Electric Co	5.000	02/01/13	2,101,569
4,500,000	y	Johnson & Johnson	0.140	07/09/12	4,499,860
5,000,000	y	Johnson & Johnson	0.150	07/23/12	4,999,542
1,920,000	y	Jupiter Securitization Co LLC	0.200	07/03/12	1,919,979
2,630,000	y	Jupiter Securitization Co LLC	0.290	08/23/12	2,628,877
5,000,000	y	Liberty Street Funding LLC	0.220	09/18/12	4,997,586
3,788,000		Merck & Co, Inc	0.140	07/03/12	3,787,971
750,000	y	National Australia Funding(Delaware)	0.250	07/02/12	749,995
700,000	y	National Australia Funding(Delaware)	0.220	07/09/12	699,966
3,000,000	y	National Australia Funding(Delaware)	0.200	08/07/12	2,999,383
2,830,000	y	National Australia Funding(Delaware)	0.220	09/12/12	2,828,738
3,000,000	y	National Australia Funding(Delaware)	0.350	09/17/12	2,997,725
6,000,000	y	National Australia Funding(Delaware)	0.345	09/18/12	5,995,457
4,700,000	y	Nestle Capital Corp	0.160	07/13/12	4,699,749
10,000,000	y	Nestle Capital Corp	0.140-0.160	07/18/12	9,999,286
8,250,000	y	Nestle Capital Corp	0.120	08/02/12	8,249,120
5,000,000	y	Nestle Capital Corp	0.165	08/29/12	4,998,648
500,000	y	Nestle Capital Corp	0.220	10/09/12	499,694
10,000,000		Novartis Finance Corp	0.155	08/03/12	9,998,579
4,500,000		Novartis Finance Corp	0.150	08/07/12	4,499,306
500,000		Novartis Finance Corp	0.220	08/08/12	499,884
7,000,000		Novartis Finance Corp	0.200	08/09/12	6,998,484
3,000,000	y	Old Line Funding LLC	0.240	07/03/12	2,999,960
679,000	y	Old Line Funding LLC	0.190	07/20/12	678,932
316,000	y	Old Line Funding LLC	0.250	07/24/12	315,950
1,250,000	y	Old Line Funding LLC	0.200	08/15/12	1,249,687
4,000,000	y	Old Line Funding LLC	0.180	08/20/12	3,999,000
9,000,000	y	Old Line Funding LLC	0.180-0.200	08/28/12	8,997,326
4,539,000	y	Old Line Funding LLC	0.220	09/04/12	4,537,197
5,930,000	y	Old Line Funding LLC	0.210	09/25/12	5,927,025
1,525,000		PACCAR Financial Corp	0.170	07/05/12	1,524,971
1,500,000		PACCAR Financial Corp	0.150	07/10/12	1,499,944
3,290,000		PACCAR Financial Corp	0.170	08/07/12	3,289,425
520,000		PACCAR Financial Corp	0.240	09/13/12	519,744
3,000,000	y	Private Export Funding Corp	0.150	07/02/12	2,999,988

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,000,000	y	Private Export Funding Corp	0.200%	07/30/12	$4,999,194
7,435,000	y	Private Export Funding Corp	0.245-0.255	08/23/12	7,432,268
3,385,000	y	Private Export Funding Corp	0.170	09/07/12	3,383,913
5,000,000	y	Private Export Funding Corp	0.250	11/19/12	4,995,104
4,000,000	y	Private Export Funding Corp	0.250	11/26/12	3,995,889
3,000,000	y	Procter & Gamble Co	0.150	08/20/12	2,999,375
2,000,000	y	Procter & Gamble Co	0.150	09/11/12	1,999,400
3,900,000		Province of British Columbia Canada	0.160	07/09/12	3,899,862
4,300,000		Province of British Columbia Canada	0.140	07/19/12	4,299,699
1,060,000		Province of British Columbia Canada	0.180	09/18/12	1,059,581
300,000		Province of British Columbia Canada	0.200	10/26/12	299,805
2,000,000		Province of Ontario Canada	0.150	08/14/12	1,999,633
4,000,000		Province of Ontario Canada	0.160	08/27/12	3,998,987
1,750,000		Standard Chartered Bank	0.185-0.190	07/19/12	1,749,836
6,400,000		Straight-A Funding LLC	0.180	07/02/12	6,399,968
5,000,000		Straight-A Funding LLC	0.160	07/17/12	4,999,644
3,127,000		Straight-A Funding LLC	0.180	08/14/12	3,126,312
9,000,000		Straight-A Funding LLC	0.180	08/27/12	8,997,435
2,140,000		Straight-A Funding LLC	0.180	08/27/12	2,139,390
6,483,000		Straight-A Funding LLC	0.180	09/12/12	6,480,634
5,000,000		Straight-A Funding LLC	0.180	09/21/12	4,997,950
605,000	y	Toronto-Dominion Holdings USA, Inc	0.180	07/26/12	604,924
863,000	y	Unilever Capital Corp	0.190	07/18/12	862,923
526,000	y	Unilever Capital Corp	0.210	07/31/12	525,908
3,800,000	y	Unilever Capital Corp	0.190	08/02/12	3,799,358
3,600,000	y	Unilever Capital Corp	0.210-0.240	08/15/12	3,599,032
1,340,000	y	Unilever Capital Corp	0.160	08/30/12	1,339,643
2,700,000	y	Unilever Capital Corp	0.225	08/31/12	2,698,971
4,000,000	y	Unilever Capital Corp	0.190	10/04/12	3,997,994
3,000,000		US Bank NA	0.180	07/19/12	2,999,730
5,000,000		US Bank NA	0.200	07/19/12	5,000,000
3,800,000		US Bank NA	0.250	08/10/12	3,798,944
5,000,000		US Bank NA	0.200	08/21/12	5,000,000
1,500,000	y	Variable Funding Capital Co LLC	0.170	07/05/12	1,499,972
2,800,000	y	Variable Funding Capital Co LLC	0.150	07/12/12	2,799,872
5,145,000	y	Variable Funding Capital Co LLC	0.190	07/16/12	5,144,593
5,000,000	y	Variable Funding Capital Co LLC	0.170	07/17/12	4,999,622
3,000,000	y	Variable Funding Capital Co LLC	0.200	07/20/12	2,999,683
9,240,000	y	Variable Funding Capital Co LLC	0.200	07/25/12	9,238,768
2,670,000	y	Variable Funding Capital Co LLC	0.200	08/08/12	2,669,436
2,040,000	y	Wal-Mart Stores, Inc	0.140	07/16/12	2,039,881
5,000,000	y	Wal-Mart Stores, Inc	0.130	07/18/12	4,999,693
5,000,000	y	Wal-Mart Stores, Inc	0.120	07/26/12	4,999,583
9,365,000	y	Wal-Mart Stores, Inc	0.140	08/06/12	9,363,689
9,000,000	y	Westpac Banking Corp	0.260	09/19/12	8,994,800

		TOTAL COMMERCIAL PAPER			444,783,708

GOVERNMENT AGENCY DEBT - 19.5%
8,000,000		Federal Farm Credit Bank (FFCB)	0.110	08/30/12	7,998,533
4,800,000		Federal Home Loan Bank (FHLB)	0.110	07/06/12	4,799,927
3,627,000		FHLB	0.110-0.125	07/11/12	3,626,881
9,969,000		FHLB	0.080-0.115	07/13/12	9,968,662

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$750,000	FHLB	0.120%	07/20/12	$749,953
703,000	FHLB	0.110	07/24/12	702,951
4,900,000	FHLB	0.115	07/25/12	4,899,624
5,000,000	FHLB	0.120	07/27/12	4,999,567
5,000,000	FHLB	0.090-0.120	08/01/12	4,999,561
2,450,000	FHLB	0.100	08/03/12	2,449,775
800,000	FHLB	0.130	08/07/12	799,893
6,200,000	FHLB	0.085-0.130	08/08/12	6,199,320
12,502,000	FHLB	0.095-0.140	08/10/12	12,500,561
1,950,000	FHLB	0.090	08/17/12	1,949,771
1,000,000	FHLB	0.125	08/20/12	999,826
15,175,000	FHLB	0.110-0.130	08/22/12	15,172,502
5,879,000	FHLB	0.120-0.130	08/24/12	5,877,925
10,100,000	FHLB	0.105-0.140	08/29/12	10,098,174
2,100,000	FHLB	0.130	09/04/12	2,099,507
10,000,000	FHLB	0.115-0.120	09/05/12	9,997,832
231,000	Federal Home Loan Mortgage Corp (FHLMC)	0.150	07/02/12	230,999
895,000	FHLMC	0.120	07/10/12	894,973
5,000,000	FHLMC	0.100	07/11/12	4,999,861
3,875,000	FHLMC	0.120	07/17/12	3,874,793
6,000,000	FHLMC	0.110	07/23/12	5,999,597
3,940,000	FHLMC	0.100-0.160	08/06/12	3,939,421
7,000,000	FHLMC	0.120-0.130	08/13/12	6,998,973
2,300,000	FHLMC	0.100	08/14/12	2,299,719
3,500,000	FHLMC	0.130	09/19/12	3,498,989
10,000,000	FHLMC	0.130	09/24/12	9,996,931
46,000	FHLMC	0.160	11/16/12	45,972
1,148,000	FHLMC	0.168	12/27/12	1,147,041
5,903,000	FHLMC	0.160	01/08/13	5,897,989
125,000	FHLMC	0.175	02/04/13	124,867
390,000	Federal National Mortgage Association (FNMA)	0.180	07/02/12	389,998
3,750,000	FNMA	0.110	07/05/12	3,749,954
4,750,000	FNMA	0.110	07/16/12	4,749,782
500,000	FNMA	0.110	07/19/12	499,973
2,410,000	FNMA	0.110-0.160	08/01/12	2,409,749
9,685,000	FNMA	0.150	08/09/12	9,683,426
2,300,000	FNMA	0.125-0.150	08/22/12	2,299,578
4,745,000	FNMA	0.110	08/27/12	4,744,174
3,521,000	FNMA	0.105-0.140	08/31/12	3,520,308
705,000	FNMA	0.140	09/12/12	704,800
1,500,000	FNMA	0.170	10/01/12	1,499,348
1,279,000	FNMA	0.150-0.155	10/17/12	1,278,422
765,000	FNMA	0.155	01/02/13	764,391
750,000	FNMA	0.175	01/03/13	749,322
2,060,000	FNMA	0.160	01/07/13	2,058,260
5,000,000	FNMA	0.224	06/20/14	4,998,325

	TOTAL GOVERNMENT AGENCY DEBT			204,940,680

TREASURY DEBT - 19.1%
4,020,000	United States Treasury Bill	0.058-0.083	07/12/12	4,019,927
1,760,000	United States Treasury Bill	0.084-0.104	08/02/12	1,759,843
8,000,000	United States Treasury Bill	0.105-0.112	08/16/12	7,998,900

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$8,765,000		United States Treasury Bill	0.101-0.136%	08/23/12	$8,763,387
10,000,000		United States Treasury Bill	0.083-0.128	09/06/12	9,998,042
7,700,000		United States Treasury Bill	0.113-0.115	09/13/12	7,698,195
7,845,000		United States Treasury Bill	0.080-0.131	09/20/12	7,843,014
7,000,000		United States Treasury Bill	0.092-0.095	09/27/12	6,998,392
3,930,000		United States Treasury Bill	0.102	10/04/12	3,928,947
7,000,000		United States Treasury Bill	0.123-0.130	10/11/12	6,997,469
12,000,000		United States Treasury Bill	0.123-0.143	10/18/12	11,995,307
4,335,000		United States Treasury Bill	0.135-0.138	10/25/12	4,333,101
6,480,000		United States Treasury Bill	0.133	11/01/12	6,477,055
110,000		United States Treasury Bill	0.132	11/08/12	109,948
5,000,000		United States Treasury Bill	0.145	12/20/12	4,996,536
7,270,000		United States Treasury Note	1.500	07/15/12	7,273,880
12,776,000		United States Treasury Note	0.625	07/31/12	12,781,218
14,030,000		United States Treasury Note	1.750	08/15/12	14,057,834
7,817,000		United States Treasury Note	0.375	08/31/12	7,820,055
2,150,000		United States Treasury Note	0.375	09/30/12	2,151,196
12,150,000		United States Treasury Note	1.375	10/15/12	12,192,906
11,820,000		United States Treasury Note	0.375	10/31/12	11,828,511
3,200,000		United States Treasury Note	1.375	11/15/12	3,214,577
10,850,000		United States Treasury Note	0.500	11/30/12	10,865,641
5,330,000		United States Treasury Note	1.125	12/15/12	5,353,502
1,800,000		United States Treasury Note	0.625	12/31/12	1,803,760
3,000,000		United States Treasury Note	1.375	01/15/13	3,019,568
7,300,000		United States Treasury Note	0.625	01/31/13	7,318,671
2,220,000		United States Treasury Note	1.375	02/15/13	2,236,482
1,535,000		United States Treasury Note	0.625	02/28/13	1,539,306
1,690,000		United States Treasury Note	1.375	03/15/13	1,704,041
815,000		United States Treasury Note	0.625	04/30/13	817,711

		TOTAL TREASURY DEBT			199,896,922

VARIABLE RATE SECURITIES - 13.1%
3,000,000	i	Federal Farm Credit Bank (FFCB)	0.240	02/01/13	2,999,643
5,000,000	i	FFCB	0.276	03/15/13	4,998,942
5,000,000	i	FFCB	0.321	03/28/13	5,000,000
4,050,000	i	FFCB	0.251	06/12/13	4,050,280
4,000,000	i	FFCB	0.612	08/19/13	3,997,719
4,800,000	i	FFCB	0.296	08/26/13	4,797,238
3,400,000	i	FFCB	0.350	08/26/13	3,399,604
5,000,000	i	FFCB	0.250	09/23/13	4,998,754
10,000,000	i	FFCB	0.370	09/23/13	9,999,503
4,950,000	i	FFCB	0.290	10/15/13	4,944,241
9,000,000	i	FFCB	0.250	02/10/14	8,997,066
5,000,000	i	FFCB	0.213	04/16/14	5,000,000
4,500,000	i	Federal Home Loan Bank (FHLB)	0.215	07/02/12	4,500,000
5,000,000	i	FHLB	0.210	07/20/12	5,000,000
7,900,000	i	FHLB	0.316	03/06/13	7,900,528
9,500,000	i	FHLB	0.340	08/16/13	9,500,000
5,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.189	02/04/13	4,998,802
3,100,000	i	FHLMC	0.189	05/06/13	3,098,677
2,800,000	i	FHLMC	0.189	06/03/13	2,800,268
5,000,000	i	Federal National Mortgage Association (FNMA)	0.256	03/14/13	4,998,992

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,000,000	i	FNMA	0.390%	10/28/13	$5,000,000
2,000,000	i	Bank of Nova Scotia	0.666	10/26/12	2,002,099
2,500,000	i	Bank of Nova Scotia	0.787	02/15/13	2,505,701
5,000,000	i	Canadian Imperial Bank of Commerce	0.310	10/09/12	5,000,000
2,000,000	i	Province of Ontario Canada	0.617	11/19/12	2,002,172
9,500,000	i	Royal Bank of Canada	0.360	07/11/12	9,500,000
5,000,000	i	Royal Bank of Canada	0.550	06/07/13	5,000,000

		TOTAL VARIABLE RATE SECURITIES			136,990,229

		TOTAL SHORT-TERM INVESTMENTS			1,039,592,137
		(Cost $1,039,592,137)

		TOTAL INVESTMENTS- 99.1%			1,039,592,137
		(Cost $1,039,592,137)

		OTHER ASSETS & LIABILITIES, NET - 0.9%			9,166,679

		NET ASSETS - 100.0%			$1,048,758,816

	i	Floating or variable rate security. Coupon reflects the rate at period end.
	y

Security exempt from registration under Section 4(2) of the Securities Act of 1933 of which are deemed liquid. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/2012, the aggregate value of these securities was $290,504,452 or 27.7% of net assets.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund and the Money Market Fund (the “Funds” or individually the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2012, there were no material transfers between levels by the Fund.

As of June 30, 2012, 100% of the value of investments in the Bond Fund, Short-Term Bond Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund and the Money Market Fund were valued based on Level 2 inputs.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2012:

Fund	Level 1	Level 2	Level 3	Total

Real Estate Securities
Diversified capital markets	$5,994,200	$—	$—	$5,994,200
Diversified real estate activities	—	834,143	—	834,143
Diversified REITs	61,368,700	—	—	61,368,700
Industrial REITs	40,103,100	3,329,521	—	43,432,621
Mortgage REITs	6,208,600	—	—	6,208,600
Office REITs	105,338,600	—	—	105,338,600
Real estate operating companies	20,779,837	—	—	20,779,837
Residential REITs	197,849,100	—	—	197,849,100
Retail REITs	265,816,623	9,595,548	—	275,412,171
Specialized REITs	378,031,593	—	—	378,031,593
Short-term investments	—	20,398,998	—	20,398,998
Written options*	(108,000)	—	—	(108,000)

Total	$1,081,382,353	$34,158,210	$—	$1,115,540,563

Bond Plus
Bank loan obligations	$—	$44,829,785	$—	$44,829,785
Corporate bonds	—	433,906,186	—	433,906,186
Government bonds	—	484,266,460	—	484,266,460
Structured assets	—	126,506,913	—	126,506,913
Preferred stocks	1,309,426	—	—	1,309,426
Short-term investments	—	193,150,946	—	193,150,946

Total	$1,309,426	$1,282,660,290	$—	$1,283,969,716

High-Yield
Bank loan obligations	$—	$54,332,626	$—	$54,332,626
Corporate bonds	—	1,352,489,088	—	1,352,489,088
Preferred stocks	2,944,682	—	—	2,944,682
Short-term investments	—	58,192,007	—	58,192,007

Total	$2,944,682	$1,465,013,721	$—	$1,467,958,403

* Derivative instruments are not reflected in the portfolio of investments.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Options: The Real Estate Securities Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund uses options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses from writing options can exceed their premium received and can exceed the potential loss from an ordinary buy and sell transaction..

Written options outstanding as of June 30, 2012 were as follows:

Issue	Contracts	Value

Real Estate Securities Fund
Boston Properties, Inc., Call, 8/18/12 at $115.00	3,600	$(108,000)

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows: `

Issue	Value at March 31, 2012	Purchase cost	Sales proceeds	Realized gain/(loss)	Dividend income	Shares at June 30, 2012	Value at June 30, 2012

Real Estate Securities Fund
Thomas Properties Group	$17,671,500	$—	$160,678	$(322,154)	$57,750	3,819,823	$20,779,837

Note 5 - investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money MarketFund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At June 30, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Real Estate Securities	$959,352,185	$177,826,708	$(21,530,330)	$156,296,378
Bond	2,517,898,255	74,806,434	(5,839,868)	68,966,566
Bond Plus	1,243,184,942	48,070,491	(7,285,717)	40,784,774
Short-Term Bond	851,252,974	11,588,408	(2,898,274)	8,690,134
High-Yield	1,417,311,942	64,267,970	(13,621,509)	50,646,461
Tax-Exempt Bond	329,344,975	23,546,094	(86,400)	23,459,694
Inflation-Linked Bond	1,478,512,343	177,688,079	(328,828)	177,359,251
Bond Index	3,269,613,599	102,766,767	(2,177,299)	100,589,468

Item 2. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date:	August 16, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Principal Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date:	August 16, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Principal Executive Officer
(principal executive officer)

Date:	August 16, 2012	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer
3(b) Section 302 certification of the principal financial officer